  As filed with the U.S. Securities and Exchange Commission on April 25, 2007
                          Registration No. 333-124150
                ----------------------------------------------
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              ------------------
                                    FORM N-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       POST EFFECTIVE AMENDMENT NO.2 [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 21 [X]

        John Hancock Life Insurance Company (U.S.A.) SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                 John Hancock Life Insurance Company (U.S.A.)
                              (Name of Depositor)

                              197 Clarendon Street
                               Boston, MA 02117
         (Complete address of depositor's principal executive offices)

                  Depositor's Telephone Number: 617-572-6000
                              ------------------
                             JAMES C. HOODLET, ESQ.
                 John Hancock Life Insurance Company (U.S.A.)
                             U.S. Protection - LAW
                               JOHN HANCOCK PLACE
                                BOSTON, MA 02117
                (Name and complete address of agent for service)
                              ------------------
                                    Copy to:
                            THOMAS C. LAUERMAN, ESQ.
                                Jorden Burt LLP
                       1025 Thomas Jefferson Street, N.W.
                                 Suite 400 East
                          Washington, D.C. 20007-5208
                              ------------------
It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ] on May 1, 2007 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

                         Prospectus dated May 1, 2007

                               for interests in

                              Separate Account A

                      Interests are made available under

                      PROTECTION VARIABLE UNIVERSAL LIFE

     a flexible premium variable universal life insurance policy issued by

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                             ("JOHN HANCOCK USA")

 The policy provides fixed account options with fixed rates of return declared by John Hancock USA and the following investment accounts:

Science & Technology                   U.S. Global Leaders Growth             Equity-Income
Emerging Markets Value                 Quantitative All Cap                   American Blue Chip Income and Growth
Pacific Rim                            All Cap Core                           Income & Value
Health Sciences                        Total Stock Market Index               Managed
Emerging Growth                        Blue Chip Growth                       PIMCO VIT All Asset
Small Cap Growth                       U.S. Large Cap                         Global Allocation
Emerging Small Company                 Core Equity                            High Yield
Small Cap                              Large Cap Value                        U.S. High Yield Bond
Small Cap Index                        Classic Value                          Strategic Bond
Dynamic Growth                         Utilities                              Strategic Income
Mid Cap Stock                          Real Estate Securities                 Global Bond
Natural Resources                      Small Cap Opportunities                Investment Quality Bond
All Cap Growth                         Small Cap Value                        Total Return
Financial Services                     Small Company Value                    American Bond
International Opportunities            Special Value                          Real Return Bond
International Small Cap                Mid Value                              Bond Index B
International Equity Index B           Mid Cap Value                          Core Bond
Overseas Equity                        Value                                  Active Bond
American International                 All Cap Value                          U.S. Government Securities
International Value                    Growth & Income                        Short-Term Bond
International Core                     500 Index B                            Money Market B
Quantitative Mid Cap                   Fundamental Value                      Lifestyle Aggressive
Mid Cap Index                          U.S. Core                              Lifestyle Growth
Mid Cap Intersection                   Large Cap                              Lifestyle Balanced
Global                                 Quantitative Value                     Lifestyle Moderate
Capital Appreciation                   American Growth-Income                 Lifestyle Conservative
American Growth

                            * * * * * * * * * * * *

   Please note that the Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                           GUIDE TO THIS PROSPECTUS

This prospectus is arranged in the following way:

    .  Starting on the next page is a Table of Contents for this prospectus.

    . The section after the Table of Contents is called "Summary of Benefits and Risks". It contains a summary of the benefits available under the policy and of the principal risks of purchasing the policy. You should read this section before reading any other section of this prospectus.

    . Behind the Summary of Benefits and Risks section is a section called "Fee Tables" that describes the fees and expenses you will pay when buying, owning and surrendering the policy.

    . Behind the Fee Tables section is a section called "Detailed Information". This section gives more details about the policy. It may repeat certain information contained in the Summary of Benefits and Risks section in order to put the more detailed information in proper context.

    . Finally, on the back cover of this prospectus is information concerning the Statement of Additional Information (the "SAI") and how the SAI, personalized illustrations and other information can be obtained.

Prior to making any investment decisions, you should carefully review this product prospectus and all applicable supplements. In addition, you will receive the prospectuses for the underlying funds that we make available as investment options under the policies. The funds' prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the funds. In the case of any of the portfolios that are operated as "feeder funds", the prospectus for the corresponding "master fund" is also provided. If you need to obtain additional copies of any of these documents, please contact your John Hancock USA representative or contact our Service Office at the address and telephone number on the back page of this product prospectus.

                               TABLE OF CONTENTS

                                                                       PAGE NO.
                                                                       --------
 SUMMARY OF BENEFITS AND RISKS........................................     4
 The nature of the policy.............................................     4
 Summary of policy benefits...........................................     4
    Death benefit.....................................................     4
    Surrender of the policy...........................................     4
    Withdrawals.......................................................     4
    Policy loans......................................................     4
    Optional supplementary benefit riders.............................     5
    Investment options................................................     5
 Summary of policy risks..............................................     5
    Lapse risk........................................................     5
    Investment risk...................................................     5
    Transfer risk.....................................................     5
    Early surrender risk..............................................     5
    Market timing risk................................................     6
    Tax risks.........................................................     6
 FEE TABLES...........................................................     7
 DETAILED INFORMATION.................................................    13
 Table of Investment Options and Investment Subadvisers...............    13
 Description of John Hancock USA......................................    22
 Description of Separate Account A....................................    23
 The fixed account....................................................    23
 The death benefit....................................................    24
    Limitations on payment of death benefit...........................    24
    Base Face Amount vs. Supplemental Face Amount.....................    24
    The minimum death benefit.........................................    25
    When the insured person reaches 121...............................    25
    Requesting an increase in coverage................................    25
    Requesting a decrease in coverage.................................    25
    Change of death benefit option....................................    26
    Tax consequences of coverage changes..............................    26
    Your beneficiary..................................................    26
    Ways in which we pay out policy proceeds..........................    26
    Changing a payment option.........................................    27
    Tax impact of payment option chosen...............................    27
 Premiums.............................................................    27
    Planned premiums..................................................    27
    Minimum initial premium...........................................    27
    Maximum premium payments..........................................    27
    Processing premium payments.......................................    27
    Ways to pay premiums..............................................    28
 Lapse and reinstatement..............................................    28
    Lapse.............................................................    28
    No-lapse guarantee................................................    28
    Cumulative premium test...........................................    29
    Death during grace period.........................................    29
    Reinstatement.....................................................    29
 The policy value.....................................................    30
    Allocation of future premium payments.............................    30
    Transfers of existing policy value................................    30
 Surrender and withdrawals............................................    31
    Surrender.........................................................    31
    Withdrawals.......................................................    31
 Policy loans.........................................................    32
    Repayment of policy loans.........................................    32
    Effects of policy loans...........................................    33
 Description of charges at the policy level...........................    33
    Deduction from premium payments...................................    33
    Deductions from policy value......................................    33
    Additional information about how certain policy charges work......    34
    Sales expenses and related charges................................    34
    Method of deduction...............................................    34
    Reduced charges for eligible classes..............................    34
    Other charges we could impose in the future.......................    35
 Description of charges at the portfolio level........................    35
 Other policy benefits, rights and limitations........................    35
    Optional supplementary benefit riders you can add.................    35
    Variations in policy terms........................................    38
    Procedures for issuance of a policy...............................    38
    Commencement of insurance coverage................................    38
    Backdating........................................................    39
    Temporary coverage prior to policy delivery.......................    39
    Monthly deduction dates...........................................    39
    Changes that we can make as to your policy........................    39
    The owner of the policy...........................................    39
    Policy cancellation right.........................................    40
    Reports that you will receive.....................................    40
    Assigning your policy.............................................    40
    When we pay policy proceeds.......................................    40
    General...........................................................    40
    Delay to challenge coverage.......................................    40
    Delay for check clearance.........................................    40
    Delay of separate account proceeds................................    41
    Delay of general account surrender proceeds.......................    41
    How you communicate with us.......................................    41
    General rules.....................................................    41
    Telephone, facsimile and internet transactions....................    41
 Distribution of policies.............................................    42
    Compensation......................................................    42
 Tax considerations...................................................    43
    General...........................................................    43
    Death benefit proceeds and other policy distributions.............    44
    Policy loans......................................................    45
    Diversification rules and ownership of the Account................    45
    7-pay premium limit and modified endowment contract status........    45
    Corporate and H.R. 10 retirement plans............................    46
    Withholding.......................................................    46
    Life insurance purchases by residents of Puerto Rico..............    47
    Life insurance purchases by non-resident aliens ..................    47
 Financial statements reference.......................................    47
 Registration statement filed with the SEC............................    47
 Independent registered public accounting firm........................    47

                         SUMMARY OF BENEFITS AND RISKS

THE NATURE OF THE POLICY

   The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The policy is unsuitable as a short-term savings vehicle because of the substantial policy-level charges We are obligated to pay all amounts promised under the policy. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the investment accounts that you choose. The amount we pay to the policy's beneficiary upon the death of the insured person (we call this the "death benefit") may be similarly affected. That's why the policy is referred to as a "variable" life insurance policy. We call the investments you make in the policy "premiums" or "premium payments". The amount we require as your first premium depends upon the specifics on your policy and the insured person. Except as noted in the "Detailed Information" section of this prospectus, you can make any other premium payments you wish at any time. That's why the policy is called a "flexible premium" policy.

SUMMARY OF POLICY BENEFITS

Death benefit

   When the insured person dies, we will pay the death benefit minus any policy debt and unpaid fees and charges. There are two ways of calculating the death benefit (Option 1 and Option 2). You choose which one you want in the application. The two death benefit options are:

   . Option 1 - The death benefit will equal the greater of (1) the Total Face Amount, or (2) the minimum death benefit (as described under "The minimum death benefit" provision in the "Detailed Information" section of this prospectus).

   . Option 2 - The death benefit will equal the greater of (1) the Total Face Amount plus the policy value on the date of death, or (2) the minimum death benefit.

Surrender of the policy

   You may surrender the policy in full at any time. If you do, we will pay you the policy value less any outstanding policy debt and less any surrender charge that then applies. This is called your "net cash surrender value". You must return your policy when you request a surrender.

   If you have not taken a loan on your policy, the "policy value" of your policy will, on any given date, be equal to:

   .   the amount you invested,

   . gain or loss of the investment experience of the investment options you've chosen,

   .   minus all charges we deduct, and

   .   minus all withdrawals you have made.

   If you take a loan on your policy, your policy value will be computed somewhat differently. See "Effects of policy loans".

Withdrawals

   After the first policy year, you may make a withdrawal of part of your surrender value. Generally, each withdrawal must be at least $500. We reserve the right to charge a fee of up to the lesser of 2% of the withdrawal amount or $25 for each withdrawal. Your policy value is automatically reduced by the amount of the withdrawal and the fee. We reserve the right to refuse a withdrawal if it would reduce the net cash surrender value or the Total Face Amount below certain minimum amounts.

Policy loans

   If your policy is in full force and has sufficient policy value, you may borrow from it at any time by completing the appropriate form. Generally, the minimum amount of each loan is $500. The maximum amount you can borrow is determined by a formula as described in your policy. Interest is charged on each loan. You can pay the interest or allow it to become part of the outstanding loan balance. You can repay all or part of a loan at any time. If there is an outstanding loan when the insured person dies, it will be deducted from the death benefit. Policy loans permanently affect the calculation of your policy value, and may also result in adverse tax consequences.

Optional supplementary benefit riders

   When you apply for the policy, you can request any of the optional supplementary benefit riders that we make available. Availability of riders varies from state to state. Charges for most riders will be deducted monthly from the policy value.

Investment options

   The policy offers a number of investment options, as listed on page 1 of this prospectus. These investment options are subaccounts of Separate Account A (the "Account" or "Separate Account"), a separate account operated by us under Michigan law. There is also a "fixed account" option that provides a fixed rate of return. The investment options have returns that vary depending upon the investment results of underlying portfolios. These options are referred to in this prospectus as "investment accounts". The fixed account and the investment accounts are sometimes collectively referred to in this prospectus as the "accounts". The investment accounts cover a broad spectrum of investment styles and strategies. Although the portfolios of the series funds that underlie those investment accounts operate like publicly traded mutual funds, there are important differences between the investment accounts and publicly-traded mutual funds. On the plus side, you can transfer money from one investment account to another without tax liability. Moreover, any dividends and capital gains distributed by each underlying portfolio are automatically reinvested and reflected in the portfolio's value and create no taxable event for you. On the negative side, if and when policy earnings are distributed (generally as a result of a surrender or withdrawal), they will be treated as ordinary income instead of as capital gains. Also, you must keep in mind that you are purchasing an insurance policy and you will be assessed charges at the policy level as well as at the fund level. Such policy level charges, in aggregate, are significant and will reduce the investment performance of your policy.

SUMMARY OF POLICY RISKS

Lapse risk

   If the net cash surrender value is insufficient to pay the charges when due and the no-lapse guarantee is not in effect, your policy can terminate (i.e. "lapse"). This can happen because you haven't paid enough premiums or because the investment performance of the investment accounts you've chosen has been poor or because of a combination of both factors. You will be given a "grace period" within which to make additional premium payments to keep the policy in effect. If lapse occurs, you may be given the opportunity to reinstate the policy by making the required premium payments and satisfying certain other conditions. (See "Lapse and reinstatement".)

   Since withdrawals reduce your policy value, withdrawals increase the risk of lapse. Policy loans also increase the risk of lapse.

Investment risk

   As mentioned above, the investment performance of any investment account may be good or bad. Your policy value will rise or fall based on the investment performance of the investment accounts you've chosen. Some investment accounts are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the underlying portfolios.

Transfer risk

   There is a risk that you will not be able to transfer your policy value from one investment account to another because of limitations on the dollar amount or frequency of transfers you can make. The limitations on transfers out of the fixed account options are more restrictive than those that apply to transfers out of investment accounts. If you purchase the Acceleration of Death Benefit for Qualified Long-Term Care Services Rider and seek an advance under that rider, you will be subject to special transfer restrictions (see "Acceleration of Death Benefit for Qualified Long-Term Care Services Rider").

Early surrender risk

   There are surrender charges assessed if you surrender your policy in the first 10 years from the purchase of the policy (or in the first 10 years a Face Amount increase is in effect). Depending on the policy value at the time you are considering surrender, there may be little or no surrender value payable to you.

Market timing risk

   Variable investment accounts in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment accounts on a daily basis and allow transfers among investment accounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of investment accounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in an investment account can be harmed by frequent transfer activity since such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio's investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

   To discourage disruptive frequent trading activity, we impose restrictions on transfers (see "Transfers of existing policy value") and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges (see "How you communicate with us"). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain investment accounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

   While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors

Tax risks

   Life insurance death benefits are ordinarily not subject to income tax. In general, you will be taxed on the amount of lifetime distributions that exceed the premiums paid under the policy. Any taxable distribution will be treated as ordinary income (rather than as capital gains) for tax purposes. If you have elected the Acceleration of Death Benefit for Qualified Long-Term Care Services Rider, you may be deemed to have received a distribution for tax purposes each time a deduction is made from your policy value to pay the rider charge. The tax laws are not clear on this point.

   In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code, your policy must comply with certain requirements of the Code. We will monitor your policy for compliance with these requirements, but a policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called "7 pay limit" that limits the amount of premium that can be paid in relation to the policy's death benefit. If the limit is violated, the policy will be treated as a "modified endowment contract," which can have adverse tax consequences. There are also certain Treasury Department rules referred to as the "investor control rules" that determine whether you would be treated as the "owner" of the assets underlying your policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called "inside build-up" that is a major benefit of life insurance.

   There is a tax risk associated with policy loans. Although no part of a loan is treated as income to you when the loan is made unless your policy is a "modified endowment contract", surrender or lapse of the policy would result in the loan being treated as a distribution at the time of lapse or surrender. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

   Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the policy and before exercising certain rights under the policy.

                                  FEE TABLES

   This section contains five tables that describe all of the fees and expenses that you will pay when buying and owning the policy. In the first three tables, certain entries show the minimum charge, the maximum charge and the charge for a representative insured person. Other entries show only the maximum charge we can assess and are labeled as such. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places as required by prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown in the tables.

   The first table below describes the fees and expenses that you will pay at the time that you pay a premium, withdraw policy value, surrender the policy, lapse the policy or transfer policy value between investment accounts. We reserve the right to increase the premium charge beyond the level indicated on the Transaction Fees table in order to correspond with changes in state premium tax levels or in the Federal income tax treatment of the deferred acquisition costs for this type of policy. Currently, state premium tax levels range from 0% to 3.5%.

                               TRANSACTION FEES
 ---------------------------------------------------------------------------
          CHARGE           WHEN CHARGE IS DEDUCTED       AMOUNT DEDUCTED
 ------------------------  ------------------------- ------------------------

 MAXIMUM PREMIUM FEE       Upon payment of premium   8% of each premium
                                                     paid/(1)/

 MAXIMUM WITHDRAWAL FEE    Upon making a withdrawal  The lesser of 2% of the
                                                     withdrawal amount or $25
                                                     (currently $0)/(3)/

 SURRENDER CHARGE/(2)/     Upon surrender, policy
                           lapse or any reduction
                           in Base Face Amount

    MAXIMUM SURRENDER                                $128 per thousand
      CHARGE                                         dollars of Base Face
                                                     Amount

    MINIMUM SURRENDER                                $2.78 per thousand
      CHARGE                                         dollars of Base Face
                                                     Amount

    SURRENDER CHARGE FOR                             $14.10 per thousand
      REPRESENTATIVE                                 dollars of Base Face
      INSURED PERSON                                 Amount

 MAXIMUM TRANSFER FEE      Upon each transfer into   $25 (currently $0)/(3)/
                           or out of an investment
                           account beyond an annual
                           limit of not less than 12
--------
(1) The current charge is 8% of each premium paid in the first 5 policy years and 2% thereafter
(2) A surrender charge is applicable for 10 policy years from the Policy Date or any increase in the Base Face Amount, and is calculated as a percentage of the Surrender Charge Calculation Limit stated in the Policy Specifications page of your policy. The percentage applied to the calculation starts out at 100% and reduces over the surrender charge period. The Surrender Charge Calculation Limit varies by the sex, issue age and underwriting risk class of the insured person. The maximum charge shown in the table is for a 90 year old male substandard smoker underwriting risk, the minimum charge shown is for a 0 year old female standard non-smoker, and the charge for a representative insured person is for a 45 year old male standard non-smoker
(3) This charge is not currently imposed, but we reserve the right to do so in the policy.

   The next two tables describe the charges and expenses that you will pay periodically during the time you own the policy These tables do not include fees and expenses paid at the portfolio level. Except for the policy loan interest rate, all of the charges shown in the tables are deducted from your policy value. The second table is devoted only to optional supplementary rider benefits.

                              PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
                                                                          AMOUNT DEDUCTED
                                                    -------------------------------------------------------------
         CHARGE           WHEN CHARGE IS DEDUCTED          GUARANTEED RATE                  CURRENT RATE
------------------------- ------------------------  -----------------------------   -----------------------------

COST OF INSURANCE         Monthly
  CHARGE:/(1)/

   MINIMUM CHARGE                                   $0.02 per $1,000 of NAR         $0.02 per $1,000 of NAR

   MAXIMUM CHARGE                                   $83.33 per $1,000 of NAR        $83.33 per $1,000 of NAR

CHARGE FOR REPRESENTATIVE                           $0.20 per $1,000 of NAR         $0.10 per $1,000 of NAR

INSURED PERSON

FACE AMOUNT CHARGE:/(2)/  Monthly for 4 policy
                          years from the Policy
                          Date or any increase in
                          Base Face Amount

   MINIMUM CHARGE                                   $0.02 per $1,000 of Base Face   $0.02 per $1,000 of Base Face
                                                    Amount                          Amount

   MAXIMUM CHARGE                                   $1.47 per $1,000 of Base Face   $1.47 per $1,000 of Base Face
                                                    Amount                          Amount

   CHARGE FOR
     REPRESENTATIVE                                 $0.14 per $1,000 of Base Face   $0.14 per $1,000 of Base Face
     INSURED PERSON                                 Amount                          Amount

ADMINISTRATIVE CHARGE     Monthly                   $15                             $15

ASSET-BASED RISK          Monthly                   0.08% of policy value in        0.08% of policy value in
  CHARGE/(3)/                                       policy years 1-15 0.02% of      policy years 1-15 0.00% of
                                                    policy value in policy year     policy value in policy year
                                                    16 and thereafter               16 and thereafter

MAXIMUM POLICY LOAN       Accrues daily Payable     4.25%                           4.25%
  INTEREST RATE/(4)/      annually

--------
(1) The cost of insurance charge is determined by multiplying the amount of insurance for which we are at risk (the net amount at risk or "NAR") by the applicable cost of insurance rate. The rates vary widely depending upon the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The "minimum" rate shown in the table is the rate in the first policy year for a policy issued to cover a 5 year old female preferred underwriting risk. The "maximum" rate shown in the table at both guaranteed and current rates is the rate in the first policy year for a policy issued to cover a 90 year old male substandard smoker underwriting risk. This includes the so-called "extra mortality charge". The "representative insured person" referred to in the table is a 45 year old male standard non-smoker underwriting risk with a policy in the first policy year. The charges shown in the table may not be particularly relevant to your current situation. For more information about cost of insurance rates, talk to your John Hancock USA representative
(2) This charge is determined by multiplying the Base Face Amount at issue by the applicable rate. The rates vary by the sex, issue age and death benefit option of the insured person. The "minimum" rate shown in the table is for a 0 year old female. The "maximum" rate shown in the table is for a 90 year old male. The "representative insured person" referred to in the table is a 45 year old male.
(3) This charge only applies to that portion of policy value held in the investment accounts. The charge determined does not apply to any fixed account.
(4) 4.25% is the maximum effective annual interest rate we can charge and applies only during policy years 1-10. The effective annual interest rate is 3.0% thereafter (although we reserve the right to increase the rate after the tenth policy year to as much as 3.25%). The amount of any loan is transferred from the accounts to a special loan account which earns interest at an effective annual rate of 3.0% Therefore, the cost of a loan is the difference between the loan interest we charge and the interest we credit to the special loan account.

                                            RIDER CHARGES
-----------------------------------------------------------------------------------------------------
         CHARGE               WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
-------------------------- -----------------------------  --------------------------------------------

DISABILITY PAYMENT OF      Monthly
  SPECIFIED PREMIUM

RIDER:/(1)/
   MINIMUM CHARGE                                         $15.90 per $1,000 of Specified Premium
   MAXIMUM CHARGE                                         $198.67 per $1,000 of Specified Premium
CHARGE FOR REPRESENTATIVE                                 $51.66 per $1,000 of Specified Premium
  INSURED PERSON

EXTENDED NO-LAPSE          Monthly
  GUARANTEE RIDER:/(2)/
   MINIMUM CHARGE                                         $0.02 per $1,000 of Base Face Amount
   MAXIMUM CHARGE                                         $0.08 per $1,000 of Base Face Amount
CHARGE FOR REPRESENTATIVE                                 $0.03 per $1,000 of Base Face Amount
  INSURED PERSON

ACCELERATION OF DEATH      Monthly
  BENEFIT FOR QUALIFIED

LONG-TERM CARE SERVICES
  RIDER:/(3)/
   MINIMUM CHARGE                                         $0.01 per $1,000 of NAR
   MAXIMUM CHARGE                                         $1.80 per $1,000 of NAR
CHARGE FOR REPRESENTATIVE                                 $0.08 per $1,000 of NAR
  INSURED PERSON

RESIDUAL LIFE INSURANCE    Monthly
  BENEFIT AND
  CONTINUATION OF
  ACCELERATION RIDER:/(4)/
   MINIMUM CHARGE                                         $2.12 per $1,000 of LMAX Maximum Monthly
                                                          Benefit Amount
   MAXIMUM CHARGE                                         $130.37 per $1,000 of LMAX Maximum Monthly
                                                          Benefit Amount
CHARGE FOR REPRESENTATIVE                                 $7.29 per $1,000 of LMAX Maximum Monthly
  INSURED PERSON                                          Benefit Amount

ACCELERATED BENEFIT RIDER  At exercise of benefit         $150.00/(5)/

--------
(1) The charge for this rider is determined by multiplying the Specified Premium by the applicable rate. The Specified Premium is stated in the Policy Specifications page of your policy. The rates vary by the sex, issue age and the disability insurance risk characteristics of the insured person. The "minimum" rate shown in the table is for a 15 year old male standard non-smoker underwriting risk. The "maximum" rate shown in the table is for a 54 year old female substandard smoker underwriting risk. The "representative insured person" referred to in the table is a 45 year old male standard non-smoker underwriting risk.
(2) The charge for this rider is determined by multiplying the Base Face Amount by the applicable rate. The rates vary by sex, issue age and risk classification of the insured person. The "minimum" rate shown in the table is for a 0 year old female standard non-smoker underwriting risk. The "maximum" rate shown in the table is for a 90 year old male standard smoker underwriting risk. The "representative insured person" referred to in the table is a 45 year old male standard non-smoker underwriting risk.
(3) The charge for this rider is determined by multiplying the net amount of insurance for which we are at risk (the net amount at risk or "NAR") by the applicable rate. The rates vary by the long-term care insurance risk characteristics of the insured person and the rider benefit level selected. The "minimum" rate shown in the table is for a 20 year old female standard non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The Monthly Acceleration Percentage is stated in the Policy Specifications page of your policy. The "maximum" rate shown in the table is for an 80 year old male substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The "representative insured person" referred to in the table is a 45 year old male standard non-smoker underwriting risk with a 4% Monthly Acceleration Percentage.
(4) The charge for this rider is determined by multiplying the LMAX Maximum Monthly Benefit Amount for this rider by the applicable rate. The LMAX Maximum Monthly Benefit Amount is stated in the Policy Specifications page of your policy. The rates vary by the long-term care insurance risk characteristics of the insured person and the rider benefit level selected. The "minimum" rate shown in the table is for a 20 year old female standard non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The "maximum" rate shown in the table is for a 80 year old male substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The "representative insured person" referred to in the table is a 45 year old male standard non-smoker underwriting risk with a 4% Monthly Acceleration Percentage.
(5) This charge is not currently imposed, but we reserve the right to do so in the policy.

   The next table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment option offered through this prospectus, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets.

           TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES            MINIMUM MAXIMUM
 -------------------------------------------------------------  ------- -------
 RANGE OF EXPENSES, INCLUDING MANAGEMENT FEES, DISTRIBUTION
 AND/ OR SERVICE (12b-1) FEES, AND OTHER EXPENSES                0.49%   1.49%

   The next table describes the fees and expenses for each class of shares of each portfolio underlying a variable investment option offered through this prospectus. None of the portfolios charge a sales load or surrender fee. The fees and expenses do not reflect the fees and expenses of any variable insurance contract or qualified plan which may use the portfolio as its underlying investment medium. Except for the American International, American Growth, American Growth-Income, American Blue Chip Income and Growth, American Bond and PIMCO VIT All Asset portfolios, all of the portfolios shown in the table are NAV class shares that are not subject to Rule 12b-1 fees. Except as indicated in the footnotes appearing at the end of the table, the expense ratios are based upon the portfolio's actual expenses for the year ended December 31, 2006.

PORTFOLIO ANNUAL EXPENSES
(as a percentage of portfolio average net assets, rounded to two decimal places)

                                                                        TOTAL
                                             MANAGEMENT 12b-1  OTHER    ANNUAL
 PORTFOLIO                                      FEES    FEES  EXPENSES EXPENSES
 ---------                                   ---------- ----- -------- --------
 Science & Technology/A/....................    1.05%   0.00%   0.10%    1.15%
 Emerging Markets Value/C/..................    0.96%   0.00%   0.16%    1.12%
 Pacific Rim................................    0.80%   0.00%   0.21%    1.01%
 Health Sciences/A/.........................    1.05%   0.00%   0.09%    1.14%
 Emerging Growth/B/.........................    0.80%   0.00%   0.69%    1.49%
 Small Cap Growth...........................    1.07%   0.00%   0.08%    1.15%
 Emerging Small Company/D/..................    0.97%   0.00%   0.06%    1.03%
 Small Cap..................................    0.85%   0.00%   0.05%    0.90%
 Small Cap Index............................    0.48%   0.00%   0.04%    0.52%
 Dynamic Growth/D/..........................    0.90%   0.00%   0.06%    0.96%
 Mid Cap Stock..............................    0.84%   0.00%   0.04%    0.88%
 Natural Resources..........................    1.00%   0.00%   0.06%    1.06%
 All Cap Growth.............................    0.85%   0.00%   0.05%    0.90%
 Financial Services.........................    0.82%   0.00%   0.04%    0.86%
 International Opportunities................    0.89%   0.00%   0.11%    1.00%
 International Small Cap....................    0.92%   0.00%   0.19%    1.11%
 International Equity Index B/B/E/..........    0.54%   0.00%   0.04%    0.58%
 Overseas Equity/D/.........................    0.99%   0.00%   0.13%    1.12%
 American International/F/..................    0.50%   0.60%   0.08%    1.18%
 International Value........................    0.82%   0.00%   0.11%    0.93%
 International Core.........................    0.89%   0.00%   0.10%    0.99%
 Quantitative Mid Cap.......................    0.74%   0.00%   0.13%    0.87%
 Mid Cap Index..............................    0.48%   0.00%   0.04%    0.52%
 Mid Cap Intersection/C/....................    0.87%   0.00%   0.07%    0.94%
 Global/B/..................................    0.82%   0.00%   0.14%    0.96%
 Capital Appreciation.......................    0.75%   0.00%   0.03%    0.78%
 American Growth/F/.........................    0.32%   0.60%   0.05%    0.97%
 U.S. Global Leaders Growth.................    0.69%   0.00%   0.03%    0.72%
 Quantitative All Cap.......................    0.71%   0.00%   0.05%    0.76%
 All Cap Core...............................    0.78%   0.00%   0.05%    0.83%
 Total Stock Market Index...................    0.49%   0.00%   0.03%    0.52%
 Blue Chip Growth/A/........................    0.81%   0.00%   0.02%    0.83%

                                                                        TOTAL
                                             MANAGEMENT 12b-   OTHER    ANNUAL
 PORTFOLIO                                      FEES    FEES  EXPENSES EXPENSES
 ---------                                   ---------- ----  -------- --------
 U.S. Large Cap.............................    0.83%   0.00%   0.04%    0.87%
 Core Equity................................    0.78%   0.00%   0.05%    0.83%
 Large Cap Value/D/.........................    0.82%   0.00%   0.06%    0.88%
 Classic Value..............................    0.80%   0.00%   0.11%    0.91%
 Utilities..................................    0.83%   0.00%   0.12%    0.95%
 Real Estate Securities.....................    0.70%   0.00%   0.03%    0.73%
 Small Cap Opportunities....................    0.99%   0.00%   0.03%    1.02%
 Small Cap Value............................    1.06%   0.00%   0.05%    1.11%
 Small Company Value/A/.....................    1.02%   0.00%   0.04%    1.06%
 Special Value/D/E/.........................    0.97%   0.00%   0.07%    1.04%
 Mid Value/A/...............................    0.98%   0.00%   0.08%    1.06%
 Mid Cap Value..............................    0.86%   0.00%   0.04%    0.90%
 Value......................................    0.74%   0.00%   0.05%    0.79%
 All Cap Value..............................    0.82%   0.00%   0.05%    0.87%
 Growth & Income............................    0.67%   0.00%   0.01%    0.68%
 500 Index B/B/.............................    0.46%   0.00%   0.03%    0.49%
 Fundamental Value..........................    0.77%   0.00%   0.04%    0.81%
 U.S. Core..................................    0.76%   0.00%   0.06%    0.82%
 Large Cap/D/...............................    0.72%   0.00%   0.04%    0.76%
 Quantitative Value.........................    0.68%   0.00%   0.05%    0.73%
 American Growth-Income/F/..................    0.27%   0.60%   0.04%    0.91%
 Equity-Income/A/...........................    0.81%   0.00%   0.03%    0.84%
 American Blue Chip Income & Growth/F/......    0.42%   0.60%   0.05%    1.07%
 Income & Value.............................    0.79%   0.00%   0.07%    0.86%
 Managed....................................    0.69%   0.00%   0.03%    0.72%
 PIMCO VIT All Asset/G/.....................    0.79%   0.25%   0.45%    1.49%
 Global Allocation..........................    0.85%   0.00%   0.13%    0.98%
 High Yield.................................    0.66%   0.00%   0.05%    0.71%
 U.S. High Yield Bond.......................    0.73%   0.00%   0.06%    0.79%
 Strategic Bond.............................    0.68%   0.00%   0.07%    0.75%
 Strategic Income...........................    0.71%   0.00%   0.10%    0.81%
 Global Bond................................    0.70%   0.00%   0.10%    0.80%
 Investment Quality Bond....................    0.60%   0.00%   0.07%    0.67%
 Total Return...............................    0.70%   0.00%   0.06%    0.76%
 American Bond/F/...........................    0.41%   0.60%   0.04%    1.05%
 Real Return Bond/H/........................    0.70%   0.00%   0.07%    0.77%
 Bond Index B/B/............................    0.47%   0.00%   0.06%    0.53%
 Core Bond..................................    0.67%   0.00%   0.12%    0.79%
 Active Bond................................    0.60%   0.00%   0.04%    0.64%
 U.S. Government Securities/D/..............    0.61%   0.00%   0.08%    0.69%
 Short-Term Bond............................    0.58%   0.00%   0.04%    0.62%
 Money Market B/B/..........................    0.50%   0.00%   0.01%    0.51%
 Lifestyle Aggressive/E/....................    0.94%   0.00%   0.02%    0.96%
 Lifestyle Growth/E/........................    0.91%   0.00%   0.01%    0.92%
 Lifestyle Balanced/E/......................    0.88%   0.00%   0.01%    0.89%
 Lifestyle Moderate/E/......................    0.85%   0.00%   0.02%    0.87%
 Lifestyle Conservative/E/..................    0.82%   0.00%   0.02%    0.84%
--------
/A/ The portfolio manager has voluntarily agreed to waive a portion of its management fee for the Health Sciences, Blue Chip Growth, Mid Value, Small Company Value, Science & Technology, and Equity-Income portfolios. This waiver is based on the combined average daily net assets of these portfolios and the following funds of John Hancock Funds II:
Health Sciences, Blue Chip Growth, Mid Value, Small Company Value, Science & Technology and Equity-Income Fund (collectively, the "T. Rowe Portfolios"). The fees shown do not reflect the waiver. For more information, please refer to the prospectus for the underlying portfolios.

The percentage reduction will be as follows:

    COMBINED AVERAGE DAILY NET                    FEE REDUCTION
    ASSETS OF THE T. ROWE PORTFOLIOS (AS A PERCENTAGE OF THE MANAGEMENT FEE)
    -------------------------------- ---------------------------------------
    First $750 million..............                  0.00%
    Next $750 million...............                   5.0%
    Next $1.5 billion...............                   7.5%
    Over $3 billion.................                  10.0%

This voluntary fee waiver may be terminated at any time by T. Rowe Price.
--------
/B/ The portfolio manager for these portfolios has agreed with the John Hancock Trust to waive its management fee (or, if necessary, to reimburse expenses of the portfolio) to the extent necessary to limit the portfolio's "Total Annual Expenses". A portfolio's "Total Annual Expenses" includes all of its operating expenses including management fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the portfolio not incurred in the ordinary course of the portfolio's business. Under the agreement, the portfolio manager's obligation will remain in effect until May 1, 2008 and will terminate after that date only if the John Hancock Trust, without the prior consent of the portfolio manager, sells shares of the portfolio to (or has shares of the portfolio held by) any person or entity other than the variable life insurance or variably annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement. The fees shown do not reflect this waiver. If this fee waiver had been reflected, the management fee shown for the International Equity Index B, 500 Index B, Bond Index B, Emerging Growth, Money Market B, and Global portfolios would be 0.31%, 0.22%, 0.19%, 0.36%, 0.27%, and 0.82% respectively, and the Total Annual Expenses shown would be 0.35%, 0.25%, 0.25%, 1.05%, 0.28%, and 0.96% respectively.
/C/ For portfolios that had not started operations or had operations of less than six months as of December 31, 2006, expenses are based on estimates of expenses that are expected to be incurred over the next year.
/D/ The management fees were changed during the fiscal year ending in 2006. The rates shown reflect what the management fees and total annual expenses would have been during fiscal year 2006 had the new rates been in effect for the entire year.
/E/ The "Management Fees" include fees and expenses incurred indirectly by a portfolio as a result of its investment in another investment company (each, an "Acquired Fund"). The "Total Annual Expenses" shown may not correlate to the portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the John Hancock Trust prospectus, which does not include Acquired Fund fees and expenses. Acquired Fund fees and expenses are estimated, not actual, amounts based on the portfolio's current fiscal year. If these expenses had not been reflected, the "Management Fees" for the International Equity Index B and Special Value portfolios would be 0.53% and 0.95%, respectively, the "Management Fees" for the Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate portfolios would be 0.04%, and "Total Annual Expenses" shown for the portfolios would be 0.57%, 1.02%, 0.06 0.05%, 0.06%, 0.05%, and 0.06%, respectively.
/F/ The portfolio manager for these portfolios is waiving a portion of its management fee. The fees shown do not reflect the waiver. For more information please refer to the prospectus for the underlying portfolios.
/G/ "Other Expenses" for the PIMCO VIT All Asset portfolio reflect an administrative fee of 0.25% and a service fee of 0.20%. "Management Fees" include fees and expenses incurred indirectly by the portfolio as a result of its investment in another investment management company (each an "Acquired Fund"). For more information please refer to the prospectus for the underlying portfolio.
/H/ The portfolio manager has voluntarily agreed to waive a portion of its management fee. This waiver is based on the combined average daily net assets of the Real Return Bond, a series of the John Hancock Trust, and the Real Return Bond, a series of John Hancock Funds II. The reduced management fee would be 0.65% of aggregate net assets over $1 billion. This voluntary fee waiver may be terminated at any time. The fees shown do not reflect this waiver. For more information, please refer to the prospectus for the underlying portfolio.

                             DETAILED INFORMATION

   This section of the prospectus provides additional detailed information that is not contained in the Summary of Benefits and Risks section.

TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS

   When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Trust (the "Trust") (or the PIMCO Variable Insurance Trust (the "PIMCO Trust") with respect to the All Asset portfolio) and hold the shares in a subaccount of the Separate Account. The Fee Tables show the investment management fees, Rule 12b-1 fees and other operating expenses for these portfolio shares as a percentage (rounded to two decimal places) of each portfolio's average net assets for 2006, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select.

   The John Hancock Trust and the PIMCO Trust are so-called "series" type mutual funds and each is registered under the Investment Company Act of 1940 ("1940 Act") as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS") provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust's portfolios. We and our affiliate own JHIMS and indirectly benefit from any investment management fees JHIMS retains. The All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

   Each of the American Blue Chip Income and Growth, American Bond, American Growth-Income, American Growth, and American International portfolios invests in Series 1 shares of the corresponding investment portfolio of the Trust and are subject to a 0.60% 12b-1 fee. The American Growth, American International, American Growth-Income, American Blue Chip Income and Growth and American Bond portfolios operate as "feeder funds", which means that the portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds.

   The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. The amount of this compensation is based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio's assets for the services we or our affiliates provide to that portfolio. In addition, compensation payments of up to 0.45% of assets may be made by a portfolio's investment advisers or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the "American" portfolios of the Trust for the marketing support services it provides. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Fee Tables.

   The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in the portfolio in the prospectus for that portfolio. You should read the portfolio's prospectus carefully before investing in the corresponding variable investment option.

   The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.

   The portfolios available under the policies are as follows:

PORTFOLIO              PORTFOLIO MANAGER                  INVESTMENT DESCRIPTION
---------------------- ---------------------------------- -------------------------------------------------------------------
SCIENCE & TECHNOLOGY   T. Rowe Price Associates, Inc. and Seeks long-term growth of capital by investing, under normal
                       RCM Capital Management LLC         market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of
                                                          companies expected to benefit from the development,
                                                          advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

EMERGING MARKETS VALUE Dimensional Fund Advisors          Seeks long-term capital appreciation by investing at least 80% of its net assets in companies associated with emerging markets.

PACIFIC RIM            MFC Global Investment              Seeks long-term growth of capital by investing in a diversified
                       Management (U.S.A.) Limited        portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

HEALTH SCIENCES        T. Rowe Price Associates, Inc.     Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of
                                                          companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

EMERGING GROWTH        MFC Global Investment              Seeks superior long-term rates of return through capital
                       Management (U.S.), LLC             appreciation by investing, under normal circumstances, primarily in high quality securities and convertible instruments of small-
                                                          cap U.S. companies.

SMALL CAP GROWTH       Wellington Management Company,     Seeks long-term capital appreciation by investing, under normal
                       LLP                                market conditions, primarily in small-cap companies that are believed to offer above average potential for growth in revenues and earnings.

EMERGING SMALL COMPANY RCM Capital Management LLC         Seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that
                                                          approximately match the range of capitalization of the Russell
                                                          2000 Index* at the time of purchase.

SMALL CAP              Independence Investments LLC       Seeks maximum capital appreciation consistent with reasonable risk to principal by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies whose market capitalization is under $2 billion.

SMALL CAP INDEX        MFC Global Investment              Seeks to approximate the aggregate total return of a small- cap
                       Management (U.S.A.) Limited        U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*

DYNAMIC GROWTH         Deutsche Investment Management     Seeks long-term growth of capital by investing in stocks and
                       Americas, Inc.                     other equity securities of medium-sized U.S. companies with strong growth potential.

MID CAP STOCK          Wellington Management Company,     Seeks long-term growth of capital by investing primarily in
                       LLP                                equity securities of mid-size companies with significant capital appreciation potential.

NATURAL RESOURCES      Wellington Management Company,     Seeks long-term total return by investing, under normal market
                       LLP                                conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.

PORTFOLIO                           PORTFOLIO MANAGER         INVESTMENT DESCRIPTION
---------------------------- -------------------------------- ----------------------------------------------------------------

ALL CAP GROWTH               AIM Capital Management, Inc.     Seeks long-term capital appreciation by investing the
                                                              portfolio's assets, under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

FINANCIAL SERVICES           Davis Selected Advisers, L.P.    Seeks growth of capital by investing primarily in common
                                                              stocks of financial companies. During normal market
                                                              conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in
                                                              companies that are principally engaged in financial services.

INTERNATIONAL OPPORTUNITIES  Marsico Capital Management, LLC  Seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its assets in common stocks of foreign companies that are selected for their long-term growth potential. The portfolio may invest in companies of any size throughout the world. The portfolio normally invests in issuers from at least three different countries not including the U.S. The portfolio may invest in common stocks of
                                                              companies operating in emerging markets.

INTERNATIONAL SMALL CAP      Templeton Investment Counsel,    Seeks capital appreciation by investing primarily in the
                             LLC                              common stock of companies located outside the U.S., which
                                                              have total stock market capitalization or annual revenues of $4 billion or less.

INTERNATIONAL EQUITY INDEX B SSgA Funds Management, Inc.      Seeks to track the performance of broad-based equity indices of foreign companies in developed and emerging markets by
                                                              attempting to track the performance of the MSCI All Country
                                                              World ex-US Index*. (Series I shares are available for sale to contracts purchased prior to May 13, 2002; Series II shares are available for sale to contracts purchased on or after May 13,
                                                              2002).

OVERSEAS EQUITY              Capital Guardian Trust Company   Seeks long-term capital appreciation by investing, under
                                                              normal conditions, at least 80% of its assets in equity
                                                              securities of a diversified mix of large established and
                                                              medium-sized foreign companies located primarily in
                                                              developed countries and, to a lesser extent, in emerging
                                                              markets.

AMERICAN INTERNATIONAL       Capital Research Management      Seeks to make the shareholders' investment grow by investing
                             Company (adviser to the American all of its assets in the master fund, Class 2 shares of the
                             Funds Insurance Series)          International Fund, a series of American Funds Insurance
                                                              Series. The International Fund invests primarily in common stocks of companies located outside the United States.

INTERNATIONAL VALUE          Templeton Investment Counsel,    Seeks long-term growth of capital by investing, under normal
                             LLC                              market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

INTERNATIONAL CORE           Grantham, Mayo, Van Otterloo &   Seeks high total return by investing typically in a diversified
                             Co. LLC                          portfolio of equity investments from developed markets other than the U.S.

PORTFOLIO                          PORTFOLIO MANAGER                             INVESTMENT DESCRIPTION
-------------------------- --------------------------------- ---------------------------------------------------------------

QUANTITATIVE MID CAP       MFC Global Investment             Seeks long-term growth of capital by investing, under normal
                           Management (U.S.A.) Limited       market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid- cap stocks, convertible preferred stocks, convertible bonds and warrants.

MID CAP INDEX              MFC Global Investment             Seeks to approximate the aggregate total return of a mid- cap
                           Management (U.S.A.) Limited       U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.

MID CAP INTERSECTION       Wellington Management Company,    Seeks long-term growth of capital by investing in equity
                           LLP                               securities of medium size companies with significant capital appreciation potential.

GLOBAL                     Templeton Global Advisors Limited Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including
                                                             emerging markets.

CAPITAL APPRECIATION       Jennison Associates LLC           Seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the
                                                             subadviser believes have above-average growth prospects.
                                                             These companies are generally medium-to-large capitalization companies.

AMERICAN GROWTH            Capital Research Management       Seeks to make the shareholders' investment grow by investing
                           Company (adviser to the American  all of its assets in the master fund, Class 2 shares of the
                           Funds Insurance Series)           Growth Fund, a series of American Funds Insurance Series.
                                                             The Growth Fund invests primarily in common stocks of
                                                             companies that appear to offer superior opportunities for
                                                             growth of capital. The Growth Fund may also invest up to
                                                             15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada and not included in the S&P 500
                                                             Index*.

U.S. GLOBAL LEADERS GROWTH Sustainable Growth Advisers, L.P. Seeks long-term growth of capital by investing, under normal market conditions, primarily in common stocks of "U.S.
                                                             Global Leaders".

QUANTITATIVE ALL CAP       MFC Global Investment             Seeks long-term growth of capital by investing, under normal
                           Management (U.S.A.) Limited       circumstances, primarily in equity securities of U.S.
                                                             companies. The portfolio will generally focus on equity
                                                             securities of U.S. companies across the three market
                                                             capitalization ranges of large, mid and small.

ALL CAP CORE               Deutsche Investment Management    Seeks long-term growth of capital by investing primarily in
                           Americas Inc.                     common stocks and other equity securities within all asset classes (small, mid and large cap) of those within the Russell
                                                             3000 Index*.

TOTAL STOCK MARKET INDEX   MFC Global Investment             Seeks to approximate the aggregate total return of a broad
                           Management (U.S.A.) Limited       U.S. domestic equity market index by attempting to track the performance of the Dow Jones Wilshire 5000 Index*.

BLUE CHIP GROWTH           T. Rowe Price Associates, Inc.    Seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium- sized blue chip growth
                                                             companies.

PORTFOLIO                      PORTFOLIO MANAGER                                INVESTMENT DESCRIPTION
----------------------- -------------------------------- ---------------------------------------------------------------------

U.S. LARGE CAP          Capital Guardian Trust Company   Seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $ 500 million.

CORE EQUITY             Legg Mason Capital Management,   Seeks long-term capital growth by investing, under normal market
                        Inc.                             conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

LARGE CAP VALUE         Blackrock Investment Management, Seeks long-term growth of capital by investing, under normal
                        LLC                              market conditions, primarily in a diversified portfolio of equity securities of large-cap companies located in the U.S.

CLASSIC VALUE           Pzena Investment Management,     Seeks long-term growth of capital by investing, under normal
                        LLC                              market conditions, at least 80% of its net assets in domestic equity securities.

UTILITIES               Massachusetts Financial Services Seeks capital growth and current income (income above that
                        Company                          available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

REAL ESTATE SECURITIES  Deutsche Investment Management   Seeks to achieve a combination of long-term capital appreciation
                        Americas, Inc.                   and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts and real estate companies.

SMALL CAP OPPORTUNITIES Munder Capital Management        Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index*.

SMALL CAP VALUE         Wellington Management Company,   Seeks long-term capital appreciation by investing, under normal
                        LLP                              market conditions, at least 80% of its assets in small-cap companies that are believed to be undervalued by various
                                                         measures and offer good prospects for capital appreciation.

SMALL COMPANY VALUE     T. Rowe Price Associates, Inc.   Seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets
                                                         (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.

SPECIAL VALUE           ClearBridge Advisors, LLC        Seeks long-term capital growth by investing, under normal
                                                         circumstances, at least 80% of its net assets in common stocks and other equity securities of companies whose market capitalization at the time of investment is not greater than the market
                                                         capitalization of companies in the Russell 2000 Value Index*.

PORTFOLIO                     PORTFOLIO MANAGER                                INVESTMENT DESCRIPTION
---------------------- -------------------------------- ---------------------------------------------------------------------

MID VALUE              T. Rowe Price Associates, Inc.   Seeks long-term capital appreciation by investing, under normal market conditions, primarily in a diversified mix of common stocks of mid-size U.S. companies that are believed to be
                                                        undervalued by various measures and offer good prospects for capital appreciation.

MID CAP VALUE          Lord, Abbett & Co. LLC           Seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in mid-sized companies.

VALUE                  Van Kampen                       Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell
                                                        Midcap Value Index*.

ALL CAP VALUE          Lord, Abbett & Co. LLC           Seeks capital appreciation by investing in equity securities of U.S.
                                                        and multinational companies in all capitalization ranges that the subadviser believes are undervalued.

GROWTH & INCOME        Independence Investments LLC     Seeks income and long-term capital appreciation by investing, under normal market conditions, primarily in a diversified mix of common stocks of large U.S. companies.

500 INDEX B            MFC Global Investment            Seeks to approximate the aggregate total return of a broad U.S.
                       Management (U.S.A.) Limited      domestic equity market index by attempting to track the
                                                        performance of the S&P 500 Composite Stock Price Index.*

FUNDAMENTAL VALUE      Davis Selected Advisers, L.P.    Seeks growth of capital by investing, under normal market
                                                        conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The portfolio may also invest in U.S. companies with smaller capitalizations.

U.S. CORE              Grantham, Mayo, Van Otterloo &   Seeks a high total return by investing primarily in investments
                       Co. LLC                          tied economically to the U.S., including equity investments in
                                                        U.S. companies whose stocks are included in the S&P 500 Index*
                                                        or in companies with size and growth characteristics similar to companies that issue stocks included in the Index.

LARGE CAP              UBS Global Asset Management      Seeks to maximize total return, consisting of capital appreciation
                       (Americas) Inc.                  and current income, by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large-cap companies.

QUANTITATIVE VALUE     MFC Global Investment            Seeks long-term capital appreciation by investing primarily in
                       Management (U.S.A.) Limited      large-cap U.S. securities with the potential for long-term growth of capital.

AMERICAN GROWTH-INCOME Capital Research and Management  Seeks to make the shareholders' investment grow and provide the
                       Company (adviser to the American shareholder with income over time by investing all of its assets in
                       Funds Insurance Series)          the master fund, Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series. The Growth-Income
                                                        Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends

PORTFOLIO                              PORTFOLIO MANAGER                             INVESTMENT DESCRIPTION
------------------------------- -------------------------------- --------------------------------------------------------------

EQUITY-INCOME                   T. Rowe Price Associates, Inc.   Seeks to provide substantial dividend income and also long-
                                                                 term capital appreciation by investing primarily in dividend-
                                                                 paying common stocks, particularly of established
                                                                 companies with favorable prospects for both increasing
                                                                 dividends and capital appreciation.

AMERICAN BLUE CHIP INCOME       Capital Research and Management  Seeks to produce income exceeding the average yield on
AND GROWTH                      Company (adviser to the American U.S. stocks generally and to provide an opportunity for
                                Funds Insurance Series)          growth of principal by investing all of its assets in Class 2 shares of the Blue Chip Income and Growth Fund, a series
                                                                 of American Funds Insurance Series. The Blue Chip Income
                                                                 and Growth Fund invests primarily in common stocks of
                                                                 larger, more established companies based in the U.S. with
                                                                 market capitalizations of $4 billion and above.

INCOME & VALUE                  Capital Guardian Trust Company   Seeks the balanced accomplishment of (a) conservation of
                                                                 principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-
                                                                 income securities. The subadviser has full discretion to
                                                                 determine the allocation between equity and fixed income
                                                                 securities.

MANAGED                         Grantham, Mayo, Van Otterloo &   Seeks income and long-term capital appreciation by
                                Co. LLC and Declaration          investing primarily in a diversified mix of common stocks
                                Management & Research LLC        of large U.S. companies and bonds with an overall
                                                                 intermediate term average maturity.

PIMCO VIT ALL ASSET PORTFOLIO   Pacific Investment Management    The portfolio invests primarily in a diversified mix of (a)
(a series of the PIMCO Variable Company, LLC                     common stocks of large and mid-sized U.S. companies, and
Insurance Trust) (only Class M                                   (b) bonds with an overall intermediate term average
is available for sale)                                           maturity.

GLOBAL ALLOCATION               UBS Global Asset Management      Seeks total return, consisting of long-term capital
                                (Americas) Inc.                  appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.

HIGH YIELD                      Western Asset Management         Seeks to realize an above-average total return over a market
                                Company                          cycle of three to five years, consistent with reasonable risk, by investing primarily in high-yield debt securities,
                                                                 including corporate bonds and other fixed-income securities.

U.S. HIGH YIELD BOND            Wells Capital Management,        Seeks total return with a high level of current income by
                                Incorporated                     investing, under normal market conditions, primarily in
                                                                 below investment-grade debt securities (sometimes referred to as "junk bonds" or high yield securities). The portfolio also invests in corporate debt securities and may buy
                                                                 preferred and other convertible securities and bank loans.

STRATEGIC BOND                  Western Asset Management         Seeks a high level of total return consistent with
                                Company                          preservation of capital by investing at least 80% of its net assets in fixed income securities.

STRATEGIC INCOME                MFC Global Investment            Seeks a high level of current income by investing, under
                                Management (U.S.) LLC            normal market conditions, primarily in foreign government
                                                                 and corporate debt securities from developed and emerging
                                                                 markets, U.S. Government and agency securities, and U.S.
                                                                 high yield bonds.

PORTFOLIO                         PORTFOLIO MANAGER                               INVESTMENT DESCRIPTION
-------------------------- -------------------------------- -------------------------------------------------------------------

GLOBAL BOND                Pacific Investment Management    Seeks to realize maximum total return, consistent with
                           Company, LLC                     preservation of capital and prudent investment management, by investing the portfolio's assets primarily in fixed income securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars.

INVESTMENT QUALITY BOND    Wellington Management Company,   Seeks a high level of current income consistent with the
                           LLP                              maintenance of principal and liquidity, by investing in a
                                                            diversified portfolio of investment grade bonds. Investments will tend to focus on corporate bonds and U.S. Government
                                                            bonds with intermediate to longer term maturities.

TOTAL RETURN               Pacific Investment Management    Seeks to realize maximum total return, consistent with
                           Company, LLC                     preservation of capital and prudent investment management, by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities.

AMERICAN BOND              Capital Research and Management  Seeks to maximize current income and preserve capital by
                           Company (adviser to the American investing all of its assets in the master fund, Class 2 Shares of
                           Funds Insurance Series)          the Bond Fund, a series of the American Funds Insurance
                                                            Series. The Bond Fund normally invests at least 80% of its assets in bonds.

REAL RETURN BOND           Pacific Investment Management    Seeks maximum return, consistent with preservation of capital
                           Company, LLC                     and prudent investment management, by investing, under
                                                            normal market conditions, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S.
                                                            and non-U.S. governments and by corporations.

BOND INDEX B               Declaration Management &         Seeks to track the performance of the Lehman Brothers
                           Research LLC                     Aggregate Index** (which represents the U.S. investment grade bond market) by investing at least 80% of its assets in securities listed in the Lehman Brothers Aggregate Index.

CORE BOND                  Wells Capital Management,        Seeks total return consisting of income and capital appreciation
                           Incorporated                     by investing, under normal market conditions, in a broad range of investment-grade debt securities including U.S. Government obligations, corporate bonds, mortgage-backed and other asset backed securities and money market instruments.

ACTIVE BOND                Declaration Management &         Seeks income and capital appreciation by investing at least 80%
                           Research LLC and MFC Global      of its assets in a diversified mix of debt securities and
                           Investment Management (U.S.),    instruments.
                           LLC

U.S. GOVERNMENT SECURITIES Western Asset Management         Seeks a high level of current income consistent with
                           Company                          preservation of capital and maintenance of liquidity, by
                                                            investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and derivative securities such as collateralized mortgage obligations backed by such securities.

SHORT-TERM BOND            Declaration Management &         Seeks income and capital appreciation by investing at least 80%
                           Research LLC                     of its assets in a diversified mix of debt securities and
                                                            instruments.

PORTFOLIO                   PORTFOLIO MANAGER                                INVESTMENT DESCRIPTION
---------------------- --------------------------- ---------------------------------------------------------------------------

MONEY MARKET B         MFC Global Investment       Seeks maximum current income consistent with preservation of principal
                       Management (U.S.A.) Limited and liquidity by investing in high quality money market instruments.

LIFESTYLE AGGRESSIVE   MFC Global Investment       Seeks to provide long-term growth of capital (current income is not a
                       Management (U.S.A.) Limited consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust which invest primarily in equity securities.

LIFESTYLE GROWTH       MFC Global Investment       Seeks to provide long-term growth of capital with consideration also given
                       Management (U.S.A.) Limited to current income by investing approximately 20% of the Lifestyle Trust's assets in other portfolios of the Trust, which invest primarily in fixed income securities and approximately 80% of its assets in other portfolios of the Trust, which invest primarily in equity securities.

LIFESTYLE BALANCED     MFC Global Investment       Seeks to provide a balance between a high level of current income and
                       Management (U.S.A.) Limited growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in other portfolios of the Trust which invest primarily in fixed income securities and approximately 60% of its assets in other portfolios of the Trust which invest primarily in equity securities.

LIFESTYLE MODERATE     MFC Global Investment       Seeks to provide a balance between a high level of current income and
                       Management (U.S.A.) Limited growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in other portfolios of the Trust which invest primarily in fixed income securities and approximately 40% of its assets in other portfolios of the Trust which invest primarily in equity securities.

LIFESTYLE CONSERVATIVE MFC Global Investment       Seeks to provide a high level of current income with some consideration
                       Management (U.S.A.) Limited also given to growth of capital by investing approximately 80% of the
                                                   Lifestyle Trust's assets in other portfolios of the Trust, which invest primarily in fixed income securities and approximately 20% of its assets in other portfolios of the Trust, which invest primarily in equity securities.

--------
* "S&P 500 (R)" and "S&P Mid Cap 400 (R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000 (R)," "Russell 2000 Value (R)," "Russell 3000
    (R)" and "Russell Midcap Value (R)" are trademarks of Frank Russell Company. "Dow Jones Wilshire 5000 Index (R)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" is a trademark of Morgan Stanley & Co. Incorporated. None of the portfolios are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the portfolios.
** The Lehman Brothers Aggregate Index is a bond index. A bond index relies on indicators such as quality, liquidity, term and duration as relevant measures of performance.

   The indexes referred to in the portfolio descriptions track companies having the ranges of market capitalization, as of February 28, 2007, set out below:

     MSCI All Country World ex US Index -- $200 million to $244 billion Russell 2000 Index -- $38.40 million to $3.72 billion
     Russell 3000 Index -- $38.40 million to $411 billion
     Russell 2000 Value Index -- $39 million to $3.1 billion
     Russell Midcap Value Index-- $1.327 million to $21 billion
     S&P Mid Cap 400 Index -- $590 million to $12.5 billion
     S&P 500 Index -- $1.415 million to $411 billion
     Dow Jones Wilshire 5000 Index -- $38.49 million to $411 billion

   You bear the investment risk of any portfolio you choose as an investment option for your policy. A full description of each portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investments in, each portfolio is contained in the portfolio prospectuses. The portfolio prospectuses should be read carefully before allocating purchase payments to a subaccount.

   If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by the 1940 Act).

   We will purchase and redeem series fund shares for the Account at their net asset value without any sales or redemption charges. Shares of a series fund represent an interest in one of the funds of the series fund which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

   On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern time).

   We will vote shares of the portfolios held in the Account at the shareholder meetings according to voting instructions received from persons having the voting interest under the policies. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Account for contract owners) in proportion to the instructions so received.

   We determine the number of a fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's account value held in the subaccount by the net asset value of one share in the fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for a series fund's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of a series fund, ratification of the selection of independent auditors, approval of series fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions. However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.

   The voting privileges described above reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by John Hancock USA to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to deregister the Account under the 1940 Act, (3) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (4) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. Any such change will be made only if, in our judgment, the change would best serve the interests of owners of policies in your policy class or would be appropriate in carrying out the purposes of such policies. We would notify owners of any of the forgoing changes and to the extent legally required, obtain approval of affected owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

DESCRIPTION OF JOHN HANCOCK USA

   We are a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation

("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of John Hancock USA and its subsidiaries. However, neither John Hancock USA nor any of its affiliated companies guarantees the investment performance of the Account.

   We have received the following ratings from independent rating agencies:

   A++ A.M. Best Superior
Companies have a very strong ability to meet their obligations; 1st category of
15

   AA+ Fitch Ratings
Very strong capacity to meet policyholder and contract obligations; 2nd category of 9

   AAA Standard & Poor's
Extremely strong financial security characteristics; 1st category of 8

   Aa2 Moody's
Excellent in financial strength; 2nd category of 9

   These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of our ability to honor any guarantees provided by the policy and any applicable optional riders, but do not specifically relate to our products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio. These ratings do not apply to the safety and performance of the Separate Account.

DESCRIPTION OF SEPARATE ACCOUNT A

   The investment accounts shown on page 1 are in fact subaccounts of Separate Account A, a separate account operated by us under Michigan law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the 1940 Act. Such registration does not involve supervision by the SEC of the management of the Account or of us.

   The Account's assets are our property. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us and can't be used to pay any indebtedness of John Hancock USA other than those arising out of policies that use the Account. Income, gains and losses credited to, or charged against, the Account reflect the Account's own investment experience and not the investment experience of the John Hancock USA's other assets.

   New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.

THE FIXED ACCOUNT

   Our obligations under any fixed account are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the policy value allocated to any fixed account will accrue interest daily at an effective annual rate that we determine without regard to the actual investment experience of the general account. We currently offer only one fixed account -- the standard fixed account. The effective annual rate we declare for the fixed account will never be less than 3%. We reserve the right to offer one or more additional fixed accounts with characteristics that differ from those of the current fixed account, but we are under no obligation to do so.

   Because of exemptive and exclusionary provisions, interests in our fixed account have not been and will not be registered under the Securities Act of 1933 ("1933 Act") and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to any fixed account. Disclosure regarding fixed accounts may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

THE DEATH BENEFIT

   In your application for the policy, you will tell us how much life insurance coverage you want on the life of the insured person. This is called the "Total Face Amount". Total Face Amount is composed of the Base Face Amount and any Supplemental Face Amount you elect. The only limitation on how much Supplemental Face Amount you can have is that it generally cannot exceed 400% of the Base Face Amount at the Issue Date and 800% of the Base Face Amount thereafter. Scheduled increases to Supplemental Face Amount may be elected in the policy application. There are a number of factors you should consider in determining whether to elect coverage in the form of Base Face Amount or in the form of Supplemental Face Amount. These factors are discussed under "Base Face Amount vs. Supplemental Face Amount" below.

   When the insured person dies, we will pay the death benefit minus any outstanding policy debt and unpaid fees and charges. There are two ways of calculating the death benefit. You must choose which one you want in the application. The two death benefit options are:

   . Option 1 - The death benefit will equal the greater of (1) the Total Face Amount, or (2) the minimum death benefit (as described below).

   . Option 2 - The death benefit will equal the greater of (1) the Total Face Amount plus the policy value on the date of death, or (2) the minimum death benefit.

   For the same premium payments, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

Limitations on payment of death benefit

   If the insured person commits suicide within certain time periods, the amount payable will be limited as described in the policy. Also, if an application misstated the age or gender of the insured person, we will adjust the amount of any death benefit as described in the policy.

Base Face Amount vs. Supplemental Face Amount

   As noted above, you should consider a number of factors in determining whether to elect coverage in the form of Base Face Amount or in the form of Supplemental Face Amount.

   For the same amount of premiums paid, the amount of the face amount charge deducted from policy value and the amount of compensation paid to the selling insurance agent will generally be less if coverage is included as Supplemental Face Amount, rather than as Base Face Amount. On the other hand, the amount of any Supplemental Face Amount will usually be subject to a much shorter No-Lapse Guarantee Period (see "No-lapse guarantee"). Also, in the calculation of the death benefit on and after the policy anniversary nearest the insured person's 121st birthday, the amount of any Supplemental Face Amount will be limited to the lesser of the current Supplemental Face Amount or the policy value.

   If your priority is to reduce your Face Amount charges, you may wish to maximize the proportion of the Supplemental Face Amount. However, if your priority is to take advantage of the No-Lapse Guarantee feature after the 5th policy year or to maximize the death benefit when the insured person reaches 121, then you may wish to maximize the proportion of the Base Face Amount.

The minimum death benefit

   In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to policy value. There are two tests that can be applied under Federal tax law -- the "guideline premium test" and the "cash value accumulation test". You must elect which test you wish to have applied at issue. Once elected, the test cannot be changed without our approval.

   Under the guideline premium test, we compute the minimum death benefit each business day by multiplying the policy value on that date by the death benefit factor applicable on that date. Factors for some ages are shown in the table below:

                ATTAINED AGE                   APPLICABLE FACTOR
                ------------                   -----------------
                40 and under..................        250%
                45............................        215%
                50............................        185%
                55............................        150%
                60............................        130%
                65............................        120%
                70............................        115%
                75............................        105%
                90............................        105%
                95 and above..................        100%

A table showing the factor for each age will appear in the policy.

   Under the cash value accumulation test, we compute the minimum death benefit each business day by multiplying the policy value on that date by the death benefit factor applicable on that date. The factor decreases as attained age increases. A table showing the factor for each age will appear in the policy.

   The cash value accumulation test may be preferable if you want an increasing death benefit in later policy years and/or want to fund the policy at the "7 pay" limit for the full 7 years (see "Tax considerations"). The guideline premium test may be preferable if you want the policy value under the policy to increase without increasing the death benefit as quickly as might otherwise be required.

   To the extent that the calculation of the minimum death benefit under the selected life insurance qualification test causes the death benefit to exceed our limits, we reserve the right to return premiums or distribute a portion of the policy value so that the resulting amount of insurance is maintained within our limits. Alternatively, if we should decide to accept the additional amount of insurance, we may require additional evidence of insurability.

When the insured person reaches 121

   At and after the policy anniversary nearest the insured person's 121st birthday, the following will occur:

    . Any Supplemental Face Amount will be limited (see "Base Face Amount vs. Supplemental Face Amount").

    .  We will stop deducting any monthly deductions.

    .  We will stop accepting any premium payments.

Requesting an increase in coverage

   After the first policy year, we may approve an increase in the Base Face Amount or an unscheduled increase in the Total Face Amount at any time, subject to the maximum limit stated in the policy. Generally, each such increase must be at least $50,000. However, you will have to provide us with evidence that the insured person still meets our requirements for issuing insurance coverage. An approved increase will take effect on the policy anniversary on or next following the date we approve the request.

Requesting a decrease in coverage

   After the first policy year, we may approve a reduction in the Base Face Amount or the Supplemental Face Amount, but only if:

    . the remaining Total Face Amount and Base Face Amount will each be at least $100,000, and

    . the remaining Total Face Amount will at least equal the minimum required by the tax laws to maintain the policy's life insurance status.

   A pro-rata portion of the surrender charge will be payable upon any requested reduction in the Base Face Amount (see "Surrender charge"). An approved decrease will take effect on the monthly deduction date on or next following the date we approve the request. We reserve the right to require that the Supplemental Face Amount be fully depleted before the Base Face Amount can be reduced.

Change of death benefit option

   The death benefit option may be changed after the first policy year. We reserve the right to limit a request for a change if the change would cause the policy to fail to qualify as life insurance for tax purposes. We will not allow a change in death benefit option if it would cause the Total Face Amount to decrease below $100,000.

   A change in the death benefit option will result in a change in the policy's Total Face Amount, in order to avoid any change in the amount of the death benefit.

   . If it is a change from Option 1 to Option 2, the new Total Face Amount will be equal to the Total Face Amount prior to the change minus the policy value as of the date of the change. The change will take effect on the policy anniversary on or next following the date the written request for the change is received at our Service Office.

   . If it is a change from Option 2 to Option 1, the new Total Face Amount will be equal to the Total Face Amount prior to the change plus the policy value as of the date of the change. Notwithstanding other policy limits, if the change from Option 2 to 1 yields a Total Face Amount that is larger than 400% of the Total Face Amount at issue, we will allow for the increase. The change will take effect on the monthly deduction date on or next following the date the written request for the change is received at our Service Office.

   If you change the death benefit option, the Federal tax law test ("guideline premium test" or "cash value accumulation test") that you elected at issue will continue to apply. Please read "The minimum death benefit" for more information about these Federal tax law tests.

   Surrender charges will not apply to reductions in the value of Total Face Amount to the extent that the value being reduced had originally been attributable solely to a change in the death benefit option.

Tax consequences of coverage changes

   A change in the death benefit option or Total Face Amount will often change the policy's limits under the Federal tax law test that you elected. To avoid having the policy cease to qualify as life insurance for tax purposes, we reserve the right to (i) refuse or limit a change in the death benefit option or Total Face Amount and (ii) change the Guideline Single Premium or Guideline Level Premium, as applicable. Please read "Tax considerations" to learn about possible tax consequences of changing your insurance coverage under the policy.

Your beneficiary

   You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person's lifetime. Such a change requires the consent of any named irrevocable beneficiary. A new beneficiary designation will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

Ways in which we pay out policy proceeds

   You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or surrender. As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary's name. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC or any other government agency. We may also in the future direct proceeds from surrenders into a John Hancock retained asset account. Alternatively, you can select to have proceeds of $1,000 or more applied to any of the other payment options we may offer at the time. You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. If no alternative payment option has been chosen, proceeds may be paid as a single sum. Please contact our Service Office for more information.

Changing a payment option

   You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact of payment option chosen

   There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

PREMIUMS

Planned premiums

   The Policy Specifications page of your policy will show the "Planned Premium" for the policy. You choose this amount in the policy application. You will also choose how often to pay premiums -- annually, semi-annually or quarterly. You may also choose to pay premiums by monthly electronic funds transfers. The premium reminder notice we send you is based on the amount and period you choose. However, payment of Planned Premiums is not necessarily required. You need only pay enough premium to keep the policy in force (see "Lapse and reinstatement").

Minimum initial premium

   The Minimum Initial Premium is set forth in the Policy Specifications page of your policy. After the payment of the initial premium, premiums may be paid at any time and in any amount until the insured person's attained age 121, subject to the limitations on premium amount described below.

Maximum premium payments

   Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds this limit. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. More discussion of these tax law requirements is provided under "Tax considerations".

   Large premium payments may expose us to unanticipated investment risk, and we will generally refuse to accept premiums in excess of the Maximum Annual Premium limit set forth in the Policy Specifications. In addition, in order to limit our investment risk exposure under certain market conditions, we may refuse to accept additional premium payments that are not in excess of the Maximum Annual Premium limit. This may be the case, for example, in an environment of decreasing interest rates, where we may not be able to acquire investments for our general account that will sufficiently match the liabilities we are incurring under our fixed account guarantees. Excessive allocations may also interfere with the effective management of our variable investment account portfolios, if we are unable to make an orderly investment of the additional premium into the portfolios. Also, we may refuse to accept an amount of additional premium if the amount of the additional premium would increase our insurance risk exposure, and the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance.

   We will notify you in writing of our refusal to accept additional premium under these provisions within three days following the date that it is received by us, and will promptly thereafter take the necessary steps to return the premium to you. Notwithstanding the foregoing limits on the additional premium that we will accept, we will not refuse to accept any premium necessary to prevent the policy from terminating.

Processing premium payments

   No premiums will be accepted prior to our receipt of a completed application at our Service Office. All premiums received prior to the Issue Date of the policy will be held in the general account and credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market B investment account. After the Issue Date but prior to the Allocation Date, premiums received are allocated to the Money Market B investment account. The "Allocation Date" of the policy is the 10th day after the Issue Date. The Issue Date is shown on the Policy Specifications page of the policy. On the Allocation Date, the Net Premiums paid plus interest credited, if any, will be allocated among the investment accounts or the fixed account in accordance with the policy owner's instructions. The "Net Premium" is the premium paid less the premium charge we deduct from it.

   Any Net Premium received on or after the Allocation Date will be allocated among investment accounts or the fixed account as of the business day on or next following the date the premium is received at the Service Office. Monthly deductions are normally due on the Policy Date and at the beginning of each policy month thereafter. However, if the monthly deductions are due prior to the Contract Completion Date, they will be deducted from policy value on the Contract Completion Date instead of the dates they were due (see "Procedures for issuance of a policy" for the definition of "Contract Completion Date").

   Payment of premiums will not guarantee that the policy will stay in force. Conversely, failure to pay premiums will not necessarily cause the policy to lapse. However, in states where permitted, the policy will have a No-Lapse Guarantee (as well as an optional Extended No-Lapse Guarantee, if elected) which would prevent the policy from lapsing during the guarantee period, provided certain criteria are satisfied.

Ways to pay premiums

   If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock". We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to the John Hancock USA Service Office at the appropriate address shown on the back cover of this prospectus.

We will also accept premiums:

    .  by wire or by exchange from another insurance company, or

    . via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method).

LAPSE AND REINSTATEMENT

Lapse

   Unless the No-Lapse Guarantee is in effect, a policy will go into default if at the beginning of any policy month the policy's net cash surrender value would be zero or below after deducting the monthly deductions then due. Therefore, a policy could lapse eventually if increases in policy value (prior to deduction of policy charges) are not sufficient to cover policy charges. A lapse could have adverse tax consequences as described under "Tax considerations". We will notify you of the default and will allow a 61 day grace period in which you may make a premium payment sufficient to bring the policy out of default. The required payment will be equal to the amount necessary to bring the net cash surrender value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two policy months thereafter, plus any applicable premium charge. If the required payment is not received by the end of the grace period, the policy will terminate (i.e., "lapse") with no value.

No-lapse guarantee

   In those states where it is permitted, as long as the cumulative premium test is satisfied during the No-Lapse Guarantee Period, as described below, we will guarantee that the policy will not go into default, even if adverse investment experience or other factors should cause the policy's surrender value to fall to zero or below during such period.

   The Monthly No-Lapse Guarantee Premium is one-twelfth of the No-Lapse Guarantee Premium.

   The No-Lapse Guarantee Premium is set at issue on the basis of the Face Amount and reflects the age, sex and risk class of the proposed insured, as well as any additional rating and supplementary benefits, if applicable. It is subject to change if (i) the Face Amount of the policy is changed, (ii) there is a death benefit option change, (iii) there is a decrease in the Face Amount of insurance due to a withdrawal, (iv) there is any change in the supplementary benefits added to the policy or in the risk classification of the insured person or (v) a temporary additional rating is added (due to a Face Amount increase).

   The No-Lapse Guarantee Period is set at issue and is stated in the policy. The No-Lapse Guarantee Period for any Supplemental Face Amount is the first 2 policy years. Certain state limitations may apply, but generally the No-Lapse Guarantee Period for the Base Face Amount is (i) the lesser of twenty years or to age 75 or (ii) 5 years if the insured person's issue age is 70 or older. The No-Lapse Guarantee Period for the Base Face Amount under any policy that has elected an increasing Supplemental Face Amount or a Return of Premium rider, however, is limited to the first 2 policy years.

   While the No-Lapse Guarantee is in effect, we will determine at the beginning of the policy month that your policy would otherwise be in default, whether the cumulative premium test, described below, has been met. If the test has not been satisfied, we will notify you of that fact and allow a 61-day grace period in which you may make a premium payment sufficient to keep the policy from going into default. This required payment, as described in the notification, will be equal to the lesser of:

     (a) the outstanding premium requirement to satisfy the cumulative premium test at the date of default, plus the monthly No-Lapse Guarantee Premium due for the next three policy months, or

     (b) the amount necessary to bring the surrender value to zero plus the monthly deductions due, plus the next three monthly deductions plus the applicable premium charge.

   If the required payment is not received by the end of the grace period, the No-Lapse Guarantee and the policy will terminate.

Cumulative premium test

   The cumulative premium test is satisfied if, as of the beginning of the policy month that your policy would otherwise be in default, the sum of all premiums paid to date less any withdrawals taken on or before the date of the test and less any policy debt is equal to or exceeds the sum of the Monthly No-Lapse Guarantee Premiums due from the policy date to the date of the test.

Death during grace period

   If the insured person should die during the grace period, the policy value used in the calculation of the death benefit will be the policy value as of the date of default and the insurance benefit will be reduced by any outstanding monthly deductions due at the time of death.

Reinstatement

   You can reinstate a policy that has gone into default and terminated at any time within 21 days following the date of termination without furnishing evidence of insurability, subject to the following conditions:

     (a) The insured person's risk classification is standard or preferred, and

     (b) The insured person's attained age is less than 46.

   By making a written request, you can reinstate a policy that has gone into default and terminated at any time within the three-year period following the date of termination subject to the following conditions:

     (a) You must provide to us evidence of the insured person's insurability that is satisfactory to us; and

     (b) You must pay a premium equal to the amount that was required to bring the policy out of default immediately prior to termination, plus the amount needed to keep the policy in force to the next scheduled date for payment of the Planned Premium.

   If the reinstatement is approved, the date of reinstatement will be the later of the date we approve your request or the date the required payment is received at our Service Office. In addition, any surrender charges will be reinstated to the amount they were at the date of default. The policy value on the date of reinstatement, prior to the crediting of any Net Premium paid in connection with the reinstatement, will be equal to the policy value on the date the policy terminated. Any policy debt not paid upon termination of a policy will be reinstated if the policy is reinstated.

   Generally, the suicide exclusion and incontestability provisions will apply from the effective date of reinstatement. Your policy will indicate if this is not the case. A surrendered policy cannot be reinstated.

THE POLICY VALUE

   From each premium payment you make, we deduct the premium charge described under "Deduction from premium payments". We invest the rest (known as the "Net Premium") in the accounts (fixed or investment) you've elected. Special investment rules apply to premiums processed prior to the Allocation Date. (See "Processing premium payments".)

   Over time, the amount you've invested in any investment account will increase or decrease the same as if you had invested the same amount directly in the corresponding underlying portfolio and had reinvested all portfolios' dividends and distributions in additional portfolio shares; except that we will deduct certain additional charges which will reduce your policy value. We describe these charges under "Description of charges at the policy level".

   We calculate the unit values for each investment account once every business day as of the close of trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time. Sales and redemptions within any investment account will be transacted using the unit value next calculated after we receive your request either in writing or other form that we specify. If we receive your request before the close of our business day, we'll use the unit value calculated as of the end of that business day. If we receive your request at or after the close of our business day, we'll use the unit value calculated as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.

   The amount you've invested in any fixed account will earn interest at the rates we declare from time to time. For the fixed account, we guarantee that this rate will be at least 3%. If you want to know what the current declared rate is for the fixed account, just call or write to us. Amounts you invest in the fixed account will not be subject to the asset-based risk charge described under "Deductions from policy value". Otherwise, the policy level charges applicable to the fixed account are the same as those applicable to the investment accounts. We reserve the right to offer one or more additional fixed accounts with characteristics that differ from those of the current fixed account, but we are under no obligation to do so.

Allocation of future premium payments

   At any time, you may change the accounts (fixed or investment) in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.

Transfers of existing policy value

   You may also transfer your existing policy value from one account (fixed or investment) to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you. Without our approval, the maximum amount you may transfer to or from any account in any policy year is $1,000,000.

   The policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment accounts. As a consequence, we have reserved the right to impose limits on the number and frequency of transfers into and out of investment accounts and to impose a fee of up to $25 for any transfer beyond an annual limit (which will not be less than 12). No transfer fee will be imposed on any transfer from an investment account into a fixed account if the transfer occurs during the following periods:

   .   within 18 months after the policy's Issue Date, or

   . within 60 days after the later of the effective date of a material change in the investment objectives of any investment account or the date you are notified of the change.

Subject to the restrictions set forth below, you may transfer existing policy value into or out of investment accounts. Transfers out of a fixed account are subject to additional limitations noted below.

   Our current practice is to restrict transfers into or out of investment accounts to two per calendar month (except with respect to those policies described in the following paragraph). For purposes of this restriction, and in applying the limitation on the number of free transfers, transfers made during the period from the opening of a business day (usually 9:00 a.m. Eastern time) to the close of that business day (usually 4:00 p.m. Eastern time) are considered one transfer. You may, however, transfer to the Money Market B investment account even if the two transfer per month limit has been reached, but only if 100% of the account value in all investment accounts is transferred to the Money Market B investment account. If such a transfer to the Money Market B investment account is made, then for the 30 calendar day period after such transfer no transfers from the Money Market B investment account to any other accounts (fixed or investment) may be made. If your policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.

   Policies such as yours may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policy owner under these circumstances to rebalance the investment options in its policies within the following limits: (i) during the 10 calendar day period after any policy values are transferred from one investment account into a second investment account, the values can only be transferred out of the second investment account if they are transferred into the Money Market B investment account; and (ii) any policy values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market B investment account may not be transferred out of the Money Market B investment account into any other accounts (fixed or investment) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.

   Rule 22c-2 under the 1940 Act requires us to provide tax identification numbers and other policy owner transaction information to John Hancock Trust or to other investment companies in which the Separate Account invests, at their request. An investment company will use this information to identify any pattern or frequency of investment account transfers that may violate their frequent trading policy. An investment company may require us to impose trading restrictions in addition to those described above if violations of their frequent trading policy are discovered.

   The most you can transfer at any one time out of a fixed account is the greater of (i) the fixed account maximum transfer amount of $2,000, or (ii) the fixed account maximum transfer percentage of 15% multiplied by the amount of the fixed account on the immediately preceding policy anniversary. Any transfer which involves a transfer out of the fixed account may not involve a transfer to the Money Market B investment account.

   We reserve the right to impose a minimum amount limit on transfers out of any fixed account. We also reserve the right to impose different restrictions on any additional fixed account that we may offer in the future.

   Dollar cost averaging. We may offer policy owners a dollar cost averaging ("DCA") program. Under the DCA program, the policy owner will designate an amount which will be transferred monthly from one investment account into any other investment account(s) or the fixed account. If insufficient funds exist to effect a DCA transfer, the transfer will not be effected and you will be so notified. No fee is charged for this program.

   We reserve the right to cease to offer this program as of 90 days after written notice is sent to you.

   Asset allocation balancer transfers. Under the asset allocation balancer program the policy owner will designate an allocation of policy value among investment accounts. At six month intervals beginning six months after the Policy Date, we will move amounts among the investment accounts as necessary to maintain your chosen allocation. A change to your premium allocation instructions will automatically result in a change in asset allocation balancer instructions so that the two are identical unless you either instruct us otherwise or have elected the dollar cost averaging program. No fee is charged for this program.

   We reserve the right to cease to offer this program as of 90 days after written notice is sent to you.

SURRENDER AND WITHDRAWALS

Surrender

   You may surrender your policy in full at any time. If you do, we will pay you the policy value less any policy debt and surrender charge that then applies. This is called your "net cash surrender value". You must return your policy when you request a surrender. We will process surrenders on the day we receive the surrender request (unless such day is not a business day, in which case we will process surrenders as of the business day next following the date of the receipt).

Withdrawals

   After the first policy year, you may make a withdrawal of part of your net cash surrender value once in each policy month. Generally, each withdrawal must be at least $500. If the withdrawal results in a reduction in Base Face Amount, a charge equal to a pro-rata portion of any surrender charge will be applied. In addition, we reserve the right to charge a

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withdrawal fee of up to the lesser of 2% of the withdrawal amount or $25. We will automatically reduce the policy value of your policy by the amount of the withdrawal and the related charges. Unless otherwise specified by you, each account (fixed and investment) will be reduced in the same proportion as the policy value is then allocated among them. We will not permit a withdrawal if it would cause your surrender value to fall below 3 months' worth of monthly deductions (see "Deductions from policy value"). We also reserve the right to refuse any withdrawal that would cause the policy's Total Face Amount or the Base Face Amount to fall below $100,000.

   Because it reduces the policy value, any withdrawal will reduce your death benefit under either Option 1 or Option 2 (see "The death benefit"). Under Option 1, such a withdrawal may also reduce the Total Face Amount. Any such reduction in the Total Face Amount will be implemented by first reducing any Supplemental Face Amount then in effect. The Base Face Amount will be reduced only after the Supplemental Face Amount has been reduced to zero. If such a reduction in Total Face Amount would cause the policy to fail the Internal Revenue Code's definition of life insurance, we will not permit the withdrawal. As noted, above, if the withdrawal results in a reduction in Base Face Amount, a pro-rata portion of the applicable surrender charge will be deducted from the policy value (see "Surrender charge"). We reserve the right to waive the pro-rata surrender charge on any reduction in Base Face Amount if the withdrawal is designed to serve certain administrative purposes (such as the payment of fees associated with the provision of asset management services).

   For example, assume a policy owner that has elected death benefit Option 1 requests a withdrawal of $25,000 on a policy with a Base Face Amount of $200,000 and a current surrender charge of $10,000. The $25,000 withdrawal would reduce the Base Face Amount from $200,000 to $175,000. The reduction in Base Face Amount would trigger a partial surrender charge equal to the surrender charge times the proportionate reduction in Base Face Amount, in this case equal to $10,000 X (25,000/200,000) or $1,250. The surrender charge after the withdrawal would be equal to $10,000 - $1,250 or $8,750. If the policy owner had instead purchased a policy with $200,000 of Base Face Amount and $100,000 of Supplemental Face Amount, the withdrawal of $25,000 would reduce the Supplemental Face Amount from $100,000 to $75,000. Since the Base Face Amount would remain at $200,000, no partial surrender charge would be deducted.

POLICY LOANS

   You may borrow from your policy at any time by completing a form satisfactory to us. The maximum amount you can borrow is the greater of (i) 90% of net cash surrender value and (ii) the amount determined as follows:

   .   We first determine the net cash surrender value of your policy.

   . We then subtract an amount equal to the monthly deductions then being deducted from policy value times the number of full policy months until the next policy anniversary.

   . We then multiply the resulting amount by 1.25% in policy years 1 through 10 and 0% thereafter (although we reserve the right to increase the percentage after the tenth policy year to as much as .25%).

   .   We then subtract the third item above from the second item above.

   The minimum amount of each loan is $500. The interest charged on any loan is an effective annual rate of 4.25% in the first 10 policy years and 3.00% thereafter. However, we reserve the right to increase the percentage after the tenth policy year to as much as 3.25%. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. Unless otherwise specified by you, the amount of the loan is deducted from the accounts (fixed and investment) in the same proportion as the policy value is then allocated among them. The amount of the loan is then placed in a special loan account. This special loan account will earn interest at an effective annual rate of 3.00%. The tax consequences of a loan interest credited differential of 0% are unclear. You should consult a tax adviser before effecting a loan to evaluate possible tax consequences. If we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to increase the rate charge on the loan to a rate that would, in our reasonable judgment, result in the transaction being treated as a loan under Federal tax law. The right to increase the rate charged on the loans is restricted in some states. Please see your John Hancock USA representative for details. We process policy loans as of the business day on or next following the day we receive the loan request.

Repayment of policy loans

   You can repay all or part of a loan at any time. Each repayment will be allocated among the accounts as follows:

   . The same proportionate part of the loan as was borrowed from any fixed account will be repaid to that fixed account.

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

    . The remainder of the repayment will be allocated among the accounts in the same way a new premium payment would be allocated (unless otherwise specified by you).

If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments. We process loan repayments as of the day we receive the repayment.

Effects of policy loans

   The policy value, the net cash surrender value, and any death benefit are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the accounts and placed in a special loan account. The accounts and the special loan account will generally have different rates of investment return.

   The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

   Taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account. Also, whenever the outstanding loan equals or exceeds your policy value after the insured person reaches age 121, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address) specifying the amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period. Policy loans may also result in adverse tax consequences under certain circumstances (see "Tax considerations").

DESCRIPTION OF CHARGES AT THE POLICY LEVEL

Deduction from premium payments

    . Premium charge - A charge to help defray our sales costs and related taxes. The current charge is 8% of each premium paid for the first 5 policy years and 2% thereafter.

Deductions from policy value

    . Administrative charge - A monthly charge to help cover our administrative costs. This is a flat dollar charge of $15.

    . Face Amount charge - A monthly charge for the first four policy years to primarily help cover sales costs. To determine the charge we multiply the amount of Base Face Amount by a rate which varies by the insured person's sex, age, and risk classification at issue.

    . Cost of insurance charge - A monthly charge for the cost of insurance. To determine the charge, we multiply the net amount of insurance for which we are then at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. The current rates will never be more than the maximum rates shown in the policy. The cost of insurance rates we use will depend on the age at issue, the insurance risk characteristics and (usually) gender of the insured person, and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's "attained age" on any date is his or her age on the birthday nearest that date.) For Death Benefit Option 1, the net amount at risk is equal to the greater of zero, or the result of
       (a) minus (b) where:

             (a) is the death benefit as of the first day of the policy month, divided by 1.0024663; and

             (b) is the policy value as of the first day of the policy month after the deduction of all other monthly deductions.

       Since the net amount at risk for Death Benefit Option 1 is based on a formula that includes as factors the death benefit and the policy value, the net amount at risk is affected by the investment performance of the investment accounts chosen, payment of premiums and charges assessed.

       If the minimum death benefit is greater than the Total Face Amount, the cost of insurance charge will reflect the amount of that additional benefit.

       For Death Benefit Option 2, the net amount at risk is equal to the Total Face Amount of insurance divided by 1.0024663.

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    .  Asset-based risk charge - A monthly charge to help cover sales, administrative and other costs. The charge is a percentage of that portion of your policy value allocated to investment accounts. This charge does not apply to the current fixed account. Currently we charge 0.08% of policy value in policy years 1-15 and 0.00% of policy value in policy year 16 and thereafter.

    . Supplementary benefits charges - Monthly charges for any supplementary insurance benefits added to the policy by means of a rider.

    . Withdrawal fee - A fee for each withdrawal of policy value to compensate us for the administrative expenses of processing the withdrawal. The charge is the lesser of 2% of the withdrawal amount or $25.

    . Surrender charge - A charge we deduct if the policy lapses or is surrendered within the first 10 policy years from the Policy Date or any increase in the Base Face Amount. We deduct this charge to compensate us for sales expenses that we would otherwise not recover in the event of early lapse or surrender. The charge is a percentage of the premiums we received in the first policy year that do not exceed the Surrender Charge Calculation Limit stated in the Policy Specifications page of your policy. The percentage applied is dependent upon the policy year during which lapse or surrender occurs, as shown in the following table:

               POLICY YEAR                    PERCENTAGE APPLIED
               -----------                    ------------------
               1.............................        100%
               2.............................        100%
               3.............................        100%
               4.............................        100%
               5.............................         95%
               6.............................         95%
               7.............................         90%
               8.............................         70%
               9.............................         50%
               10+...........................          0%

       The percentage is graded down proportionately at the beginning of each policy month until the next level is reached. The above table applies only if the insured person is less than age 45 at issue. For older issue ages, the percentages in the above table may be reduced. by dividing the reduction in Base Face Amount by the Base Face Amount immediately prior to the reductions and then multiplying the applicable surrender charge by that ratio.

Additional information about how certain policy charges work

Sales expenses and related charges

   The premium charges help to compensate us for the cost of selling our policies. (See "Description of charges at the policy level".) The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the premium charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the policies, or from our general assets. Similarly, administrative expenses not fully recovered by the administrative charge may also be recovered from such other sources.

Method of deduction

   We deduct the monthly deductions described in the Fee Tables section from your policy's accounts (fixed and investment) in proportion to the amount of policy value you have in each, unless otherwise specified by you.

Reduced charges for eligible classes

   The charges otherwise applicable may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative

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

tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

Other charges we could impose in the future

   Except for a portion of the premium charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment accounts. However, we expect that no such charge will be necessary.

   We also reserve the right to increase the premium charge in order to correspond with changes in the state premium tax levels or in the Federal income tax treatment of the deferred acquisition costs for this type of policy. Currently, state premium tax levels range from 0% to 3.5%.

   Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes

DESCRIPTION OF CHARGES AT THE PORTFOLIO LEVEL

   The portfolios must pay investment management fees and other operating expenses. These fees and expenses (shown in the tables of portfolio annual expenses under "Fee Tables") are different for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any investment accounts you select. We may also receive payments from a Series Fund or its affiliates at an annual rate of up to approximately 0.45% of the average net assets that holders of our variable life insurance policies and other products have invested in that portfolio. Any such payments do not, however, result in any charge to you in addition to what is shown in the tables. Expenses of the portfolios are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.

OTHER POLICY BENEFITS, RIGHTS AND LIMITATIONS

Optional supplementary benefit riders you can add

   When you apply for a policy, you can request any of the optional supplementary benefit riders that we then make available. Availability of any rider, the benefits it provides and the charges for it may vary by state. Our rules and procedures will govern eligibility for any rider and, in some cases, the configuration of the actual rider benefits. Each rider contains specific details that you should review before you decide to choose the rider. Charges for most riders will be deducted from the policy value. We may change these charges (or the rates that determine them), but not above any applicable maximum amount stated in the Policy Specifications page of your policy. We may add to, delete from or modify the list of optional supplementary benefit riders.

    . Disability Payment of Specified Premium Rider - This rider will deposit the Specified Premium into the policy value of your policy each month during the total disability (as defined in the rider) of the insured person. There is a 6 month "waiting period" of total disability before deposits begin. Deposits continue until cessation of total disability, but will cease at the insured person's 65th birthday if total disability begins on or after the policy anniversary nearest the insured person's 60th birthday. The "Specified Premium" is chosen at issue and will be stated in the Policy Specifications page of your policy.

    . Acceleration of Death Benefit for Qualified Long-Term Care Services Rider - This rider provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes "chronically ill" so that such person: (1) is unable to perform at least 2 activities of daily living without substantial human assistance or has a severe cognitive impairment; and (2) is receiving certain qualified services described in the rider.

       Benefits under the Acceleration of Death Benefit for Qualified Long Term Care Services Rider will not begin until we receive proof that the insured person qualifies and has received 100 days of "qualified long-term care service" as defined in the rider, while the policy was in force. You must continue to submit evidence during the insured person's lifetime of the insured person's eligibility for rider benefits.

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

       We determine a maximum amount of death benefit that we will advance for each month of qualification. This amount, called the "Maximum Monthly Benefit", is based on the percentage of the policy's death benefit that you select when you apply for the policy, and the death benefit amount in effect when the insured person qualifies for benefits. The actual amount of any advance is based on the expense incurred by the insured person, up to the Maximum Monthly Benefit, for each day of qualified long-term care service in a calendar month. The first 100 days of qualified long-term care service, however, are excluded in any determination of an advance. We will recalculate the Maximum Monthly Benefit if you make a withdrawal of policy value, and for other events described in the rider. Each advance reduces the remaining death benefit under your policy, and causes a proportionate reduction in your policy value. If you have a policy loan, we will use a pro-rata portion of each death benefit advance to repay indebtedness. For example, if current indebtedness is $10,000, the death benefit is $100,000, and the gross advance is $2,000, then the net advance would be $1,800 = $2,000 X (1 - ($10,000/ $100,000)). As a result of the advance, the indebtedness will be reduced by $200.

       We restrict your policy value's exposure to market risk when benefits are paid under the Acceleration of Death Benefit for Qualified Long Term Care Services Rider. We do this in several ways. First, before we begin paying any Monthly Benefit, we will transfer all policy value from the investment accounts to the fixed account. (The amount to be transferred will be determined on the business day immediately following the date we approve a request for benefits under the rider.) In addition, you will not be permitted to transfer policy value or allocate any additional premium payment to an investment account while rider benefits are paid. Your participation in any of the automatic investment plans will also be suspended during this period.

       If the insured person no longer qualifies for rider benefits and your policy remains in force, you will be permitted to invest new premium payments or transfer existing policy value in the investment accounts. (The restriction on transfers from the fixed account will continue to apply.) Benefits under this rider do not reduce the No-Lapse Guarantee Premium requirements or the Extended No-Lapse Guarantee Premium requirements that may be necessary for the No-Lapse Guarantee or Extended No-Lapse Guarantee to remain in effect after a termination of rider benefits.

       If you purchase this rider:

       . you and your immediate family will also have access to a national program designed to help the elderly maintain their independent living by providing advice about an array of elder care services available to seniors, and

       . you will have access to a list of long-term care providers in your area who provide special discounts to persons who belong to the national program.

      This rider is sometimes referred to as the "LifeCare Rider".

    . Residual Life Insurance Benefit and Continuation of Acceleration Rider - This rider is available only if you also purchase the Acceleration of Death Benefit for Qualified Long-Term Care Services Rider. This rider provides protection against the death benefit being reduced below $25,000. The rider also provides for a continuation of benefits under the Acceleration of Death Benefit for Qualified Long-Term Care Services Rider after such benefits would otherwise have ceased. The monthly maximum continuation benefit is determined by multiplying the Monthly Acceleration Percentage specified in the Policy Specifications times the Total Face Amount. This rider is sometimes referred to as the "LMAX Rider".

    . Accelerated Benefit Rider - This rider provides for acceleration of payment of a portion of the death benefit should the insured person become terminally ill and have a life expectancy of one year or less. Payment of the accelerated benefits is subject to limits and conditions specified in the rider.

    . Extended No-Lapse Guarantee Rider - (In certain states we may refer to this rider as the "Extended Death Benefit Protection Rider".) In states where approved, you may elect the Extended No-Lapse Guarantee Rider at issue, which extends the No-Lapse Guarantee Period provided by your policy for the Base Face Amount to the earlier of: (a) termination of the policy or rider, (b) the number of years selected by the policy owner, subject to any applicable state limitations or (c) age 121 of the insured person. You will pay an additional fee for this rider, which varies based on the individual characteristics of the insured person, the length of the guarantee period you select and the Base Face Amount. A change in Base Face Amount of the policy may affect the cost of the rider. If you elect this rider, we limit the availability of certain investment options, in which case no transfers or premium payments may be allocated to such restricted investment options.

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

   Provided this benefit is in effect, we guarantee that during the Extended No-Lapse Guarantee Period, your policy will not go into default with respect to the Base Face Amount if the policy satisfies either one of the extended cumulative premium tests described below:

    1) Extended Cumulative Premium Test. This test will be performed as of the beginning of any Policy Month during the Extended No-Lapse Guarantee Period that your policy would otherwise be in default in the absence of this rider. Your policy will satisfy this test if the sum of the premiums received, less any policy debt, and less any withdrawals taken on or before the date of any test, is equal to or greater than the sum of the monthly Extended No-Lapse Guarantee Premiums due from the Policy Date to the date of this test.

    2) Early Funding Extended Cumulative Premium Test. This test will be performed as of the beginning of the Policy Month following the end of Policy Year 10, and, if satisfied on that date, may also be performed on additional testing dates during the Extended No-Lapse Guarantee Period. Your policy will satisfy this test if the sum of premiums received, less any policy debt and less any withdrawals taken on or before the date of any test, is equal to or greater than the Early Funding Extended No-Lapse Guarantee Premium.

       The Early Funding Extended Cumulative Premium Test will cease to apply if either of the following occurs:

       a) The Early Funding Extended Cumulative Premium Test is not satisfied at the end of Policy Year 10, or

       b) We approve a written request you make any time after Policy Year 1 for an increase in the Base Face Amount or in any Supplemental Face Amount.

   The Extended No-Lapse Guarantee Premiums and the Early Funding Extended No-Lapse Guarantee Premiums are determined at policy issuance and depend upon the age and other insurance risk characteristics of the insured person, as well as the amount of coverage and additional optional benefits and length of the guarantee period you select. The Extended No-Lapse Guarantee Premiums and the Early Funding Extended No-Lapse Guarantee Premiums are set forth in your policy and may be changed if any of the following occurs under your policy:

       a) the addition, termination or change of a Supplementary Benefit rider;

       b) a change of a death benefit option;

       c) a decrease in the Base Face Amount or in any Supplemental Face Amount;

       d) an increase in the Base Face Amount or in any Supplemental Face Amount (in which case, the Early Funding Extended Cumulative Premium test will cease to apply as described above);

       e) a change in the life insured's risk classification.

   We will inform you of any change to the Extended No-Lapse Guarantee Premium or Early Funding Extended No-Lapse Guarantee Premium resulting from any of the above changes. Any change will be applied prospectively.

   GRACE PERIOD. While the Extended No-Lapse Guarantee Rider is in effect, we will determine at the beginning of the Policy Month that your policy would otherwise be in default, whether either of the extended cumulative premium tests described above has been met.

   If neither of the extended cumulative premium tests has been satisfied, then we will notify you that the policy is in default and allow a 61 day grace period in which you may make a premium payment sufficient to keep the policy out of default. This required payment, as described in the notification, will be equal to the lesser of:

       a) The amount necessary to bring the surrender value to zero plus the monthly deductions due, plus the next three monthly deductions plus the applicable premium charge; or

       b) The amount necessary to satisfy the Extended Cumulative Premium Test as of the date of default, plus the Extended No-Lapse Guarantee Premium for the next 3 Policy Months; or

       c) The amount necessary to satisfy the Early Funding Extended Cumulative Premium Test, provided the policy met the requirements for this test at the end of Policy Year 10 and the test has not ceased to apply.

   If the required payment is not received by the end of the grace period, the Extended No-Lapse Guarantee and the policy will terminate. If you make the required payment under either (b) or (c) described above, only the Base Face Amount will remain in effect, and any Supplemental Face Amount and any Supplementary Benefit riders (unless otherwise stated therein) will terminate as of the end of the grace period.

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

       If either of the extended cumulative premium tests have been satisfied while the policy would otherwise be in default, then the Base Face Amount will remain in effect, but any Supplemental Face Amount and any Supplementary Benefit riders (unless otherwise stated therein) will be subject to termination if a payment in the amount stated in (a) above is not received by the end of the grace period.

       TERMINATION. The Extended No-Lapse Guarantee Rider will terminate at the earliest of:

           a) the end of the Extended No-Lapse Guarantee Period shown in your policy;

           b) the end of the grace period for which you have not paid the amount necessary to bring this benefit out of default as set forth in your policy and rider;

           c) the date your policy terminates;

           d) the date we receive written request from you to terminate this rider.

       The rider may be terminated at any time, but cannot be reinstated once terminated.

Variations in policy terms

   Insurance laws and regulations apply to us in every state in which our policies are sold. As a result, various terms and conditions of your insurance coverage may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

   We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes". No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

   Any variation discussed above will be made only in accordance with uniform rules that we adopt and that we apply fairly to our customers

Procedures for issuance of a policy

   Generally, the policy is available with a minimum Total Face Amount at issue of $100,000 and a minimum Base Face Amount at issue of $100,000. At the time of issue, the insured person must have an attained age of no more than 90. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

   Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy.

Commencement of insurance coverage

   After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's risk classification should be. After we approve an application for a policy and assign an appropriate insurance risk classification, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under "Temporary coverage prior to policy delivery" below).

   The policy will take effect only if all of the following conditions are satisfied:

    .  The policy is delivered to and received by the applicant.

    .  The minimum initial premium is received by us.

    . The insured person is living and there has been no deterioration in the insurability of the insured person since the date of the application.

   The date all of the above conditions are satisfied is referred to in this prospectus as the "Contract Completion Date". If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "Policy Date". That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the Policy Date.

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Backdating

   Under limited circumstances, we may backdate a policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a policy be backdated earlier than the earliest date allowed by state law, which is generally three months to one year prior to the date of application for the policy. The most common reasons for backdating are to preserve a younger age at issue for the insured person or to retain a common monthly deduction date in certain corporate-owned life insurance cases involving multiple policies issued over time. If used to preserve age, backdating will result in lower insurance charges. However, monthly deductions will begin earlier than would otherwise be the case. Monthly deductions for the period the Policy Date is backdated will actually be deducted from policy value on the Contract Completion Date.

Temporary coverage prior to policy delivery

   If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the Temporary Life Insurance Agreement and Receipt attached to the application for the policy, including conditions to coverage and limits on amount and duration of coverage.

Monthly deduction dates

   Each charge that we deduct monthly is assessed against your policy value at the close of business on the Policy Date and at the close of the first day in each subsequent Policy Month.

Changes that we can make as to your policy

   We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

   In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include the following:

    . Changes necessary to comply with or obtain or continue exemptions under the Federal securities laws

    .  Combining or removing fixed accounts or investment accounts

    .  Changes in the form of organization of any separate account

   Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

The owner of the policy

   Who owns the policy? That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the accounts in which to invest or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

   While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

    .  Determine when and how much you invest in the various accounts

    .  Borrow or withdraw amounts you have in the accounts

    .  Change the beneficiary who will receive the death benefit

    .  Change the amount of insurance

    . Turn in (i.e., "surrender") the policy for the full amount of its net cash surrender value

    . Choose the form in which we will pay out the death benefit or other proceeds

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

   It is possible to name so-called "joint owners" of the policy. If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Policy cancellation right

   You have the right to cancel your policy within 10 days after you receive it (the period may be longer in some states). This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to:

    . John Hancock USA at one of the addresses shown on the back cover of this prospectus, or

    .  the John Hancock USA representative who delivered the policy to you.

   The date of cancellation will be the date of such mailing or delivery. In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your policy value on the date of cancellation.

Reports that you will receive

   At least annually, we will send you a statement setting forth at least the following information as of the end of the most recent reporting period: the amount of the death benefit, the portion of the policy value in the fixed account and in each investment account, premiums received and charges deducted from premiums since the last report, any outstanding policy loan (and interest charged for the preceding policy year), and any further information required by law. Moreover, you also will receive confirmations of premium payments, transfers among accounts, policy loans, partial withdrawals and certain other policy transactions.

   Semiannually we will send you a report containing the financial statements of the portfolios, including a list of securities held in each portfolio.

Assigning your policy

   You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive a copy of the assignment at our Service Office. Nor are we responsible for the validity of the assignment or its efficacy in meeting your objectives. An absolute assignment is a change of ownership. All collateral assignees of record must usually consent to any surrender, withdrawal or loan from the policy.

When we pay policy proceeds

General

   We will ordinarily pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary's name. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC or any other government agency. We may also in the future direct proceeds from surrenders into a John Hancock retained asset account. Please contact our Service Office for more information.

Delay to challenge coverage

   We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.

Delay for check clearance

   We reserve the right to defer payment of that portion of your policy value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

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

Delay of separate account proceeds

   We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from an investment account if (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy value; or (3) the SEC by order permits the delay for the protection of owners. Transfers and allocations of policy value among the investment accounts may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.
Delay of general account surrender proceeds

   State laws allow us to defer payment of any portion of the net cash surrender value derived from any fixed account for up to 6 months. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis.

How you communicate with us

General rules

   You should mail or express all checks and money orders for premium payments and loan repayments to the John Hancock USA Service Office at the appropriate address shown on the back cover.

   Under our current rules, certain requests must be made in writing and be signed and dated by you. They include the following:

    .  loans

    .  surrenders or withdrawals

    .  change of death benefit option

    .  increase or decrease in Face Amount

    .  change of beneficiary

    .  election of payment option for policy proceeds

    .  tax withholding elections

    .  election of telephone/internet transaction privilege.

   The following requests may be made either in writing (signed and dated by you) or by telephone or fax or through the Company's secured website, if a special form is completed (see "Telephone, facsimile and internet transactions" below):

    .  transfers of policy value among accounts

    .  change of allocation among accounts for new premium payments

   You should mail or express all written requests to our Service Office at the appropriate address shown on the back cover. You should also send notice of the insured person's death and related documentation to our Service Office. We do not consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

   We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from our Service Office or your John Hancock USA representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone, facsimile and internet transactions

   If you complete a special authorization form, you can request transfers among accounts and changes of allocation among accounts simply by telephoning us at 1-800-827-4546 or by faxing us at 1-416-926-5339 or through the Company's secured website. Any fax or internet request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the accounts involved. We will honor telephone and internet instructions

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

from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone/internet transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line or internet usage. If this occurs, you should submit your request in writing.

   If you authorize telephone or internet transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or internet instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions which are reasonably designed to confirm that instructions received by telephone or internet are genuine. These procedures include requiring personal identification, the use of a unique password for internet authorization, recording of telephone calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone or internet are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

   As stated earlier in this prospectus, the policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. To discourage disruptive frequent trading, we have imposed certain transfer restrictions (see "Transfers of existing policy value"). In addition, we also reserve the right to change our telephone, facsimile and internet transaction privileges outlined in this section at any time, and to suspend or terminate any or all of those privileges with respect to any owners who we feel are abusing the privileges to the detriment of other owners.

DISTRIBUTION OF POLICIES

   John Hancock Distributors LLC ("JH Distributors"), a Delaware limited liability company affiliated with us, is the principal distributor and underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain investment accounts under the policies and under other annuity and life insurance products we offer.

   JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 197 Clarendon Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

   We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers may include our affiliate Signator Investors, Inc. In addition, we, either directly or through JH Distributors, have entered into agreements with other financial intermediaries that provide marketing, sales support and certain administrative services to help promote the policies ("financial intermediaries"). In a limited number of cases, we have entered into loans, leases or other financial agreements with these broker-dealers or financial intermediaries or their affiliates.

Compensation

   The broker-dealers and other financial intermediaries that distribute or support the marketing of our policies may be compensated by means of various compensation and revenue sharing arrangements. A general description of these arrangements is set out below under "Standard compensation" and "Additional compensation and revenue sharing". These arrangements may differ between firms, and not all broker-dealers or financial intermediaries will receive the same compensation and revenue sharing benefits for distributing our policies. Also, a broker-dealer may receive more or less compensation or other benefits for the promotion and sale of our policy than it would expect to receive from another issuer.

   Under their own arrangements, broker-dealers determine how much of any amounts received from us is to be paid to their registered representatives. Our affiliated broker-dealer may pay its registered representatives additional compensation and benefits, such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies.

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

   Policy owners do not pay any compensation or revenue sharing benefits directly. These payments are made from JH Distributors' and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying fund's distribution plan ("12b-1 fees"), the fees and charges imposed under the policy and other sources.

   You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy. We provide additional information on special compensation or reimbursement arrangements involving broker-dealers and other financial intermediaries in the Statement of Additional Information, which is available upon request.

   Standard compensation. Through JH Distributors, John Hancock USA pays compensation to broker-dealers for the promotion and sale of the policies, and for providing ongoing service in relation to policies that have already been purchased. We may also pay a limited number of broker-dealers commissions or overrides to "wholesale" the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling.

   The compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement, but compensation (exclusive of additional compensation and revenue sharing) paid to broker-dealers for sale of the policies (not including riders) is not expected to exceed 145% of target commissionable premium paid in the first policy year, and 8% of target commissionable premium paid in years 2-10. Compensation paid on any premium in excess of target will not exceed 10% in any year.

   Additional compensation and revenue sharing. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may enter into special compensation or reimbursement arrangements ("revenue sharing"), either directly or through JH Distributors, with selected broker-dealers and other financial intermediaries . In consideration of these arrangements, a firm may feature our policy in its sales system, give us preferential access to sales staff, or allow JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm's sales force. We hope to benefit from these revenue sharing and other arrangements through increased sales of our policies.

   Selling broker-dealers and other financial intermediaries may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for public, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions, and/or other contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash or other rewards as may be permitted under NASD rules and other applicable laws and regulations.

TAX CONSIDERATIONS

   This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.

General

   We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our "policy holder reserves". We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a "DAC

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

tax" charge we may impose against the Separate Account to compensate us for the finance costs attributable to the acceleration of our income tax liabilities by reason of a "DAC tax adjustment". We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that are passed through to policy owners.

   The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

Death benefit proceeds and other policy distributions

   Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your policy value are ordinarily not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your policy value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you've paid and not subjected to income tax. However certain distributions associated with a reduction in death benefit or other policy benefits within the first 15 years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.

   However, some of the tax rules change if your policy is found to be a modified endowment contract. This can happen if you've paid premiums in excess of limits prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind. (See "7-pay premium limit and modified endowment contract status" below.)

   We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.

   If the policy complies with section 7702, the death benefit proceeds under the policy should be excludable from the beneficiary's gross income under section 101 of the Code. In addition, if you have elected the Acceleration of Death Benefit for Qualified Long-Term Care Services rider, the rider's benefits generally will be excludable from gross income under the Code. The tax-free nature of these accelerated benefits is contingent on the rider meeting specific requirements under section 101 and/or section 7702B of the Code. We have designed the rider to meet these standards.

   Increases in policy value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it caused the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).

   Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership. If you have elected the Acceleration of Death Benefit for Qualified Long-Term Care Services Rider, as described in "Optional supplementary benefit riders you can add", you may be deemed to have received a distribution for tax purposes each time a deduction is made from your policy value to pay the rider charge.

   It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if any of the funds failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.

   Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.

   Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

Policy loans

   We expect that, except as noted below (see "7-pay premium limit and modified endowment contract status"), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason, the amount of any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

Diversification rules and ownership of the Account

   Your policy will not qualify for the tax benefits of a life insurance contract unless the Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have "investment control" over the underlying assets.

   In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the separate account used to support the policy. In those circumstances, income and gains from the separate account assets would be includible in the policy owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets". As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty subaccounts.

   The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy's proportionate share of the assets of the Account.

   We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds' prospectuses, or that a series fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Account, but we are under no obligation to do so.

7-pay premium limit and modified endowment contract status

   At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

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

   The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.

   Policies classified as modified endowment contracts are subject to the following tax rules:

    . First, all partial withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the policy at such time.

    . Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.

    . Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan: . is made on or after the date on which the policy owner attains age 59 1/2 . is attributable to the policy owner becoming disabled; or . is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary.

   These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.

   Furthermore, any time there is a "material change" in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change generally depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.

   Moreover, if there is a reduction in benefits under a policy (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during a 7-pay testing period, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit. If the premiums paid to date at any point duirng the 7-pay testing period are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract.

   All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the modified endowment contract rules. A policy received in exchange for a modified endowment contract will itself also be a modified endowment contract. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 retirement plans

   The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

Withholding

   To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions.

Life insurance purchases by residents of Puerto Rico

   In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.

Life insurance purchases by non-resident aliens

   If you are not a U.S. citizen or resident, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.

FINANCIAL STATEMENTS REFERENCE

   The financial statements of John Hancock USA and the Account can be found in the Statement of Additional Information. The financial statements of John Hancock USA should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of John Hancock USA to meet its obligations under the policies.

REGISTRATION STATEMENT FILED WITH THE SEC

   This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of Separate Account A of John Hancock Life Insurance Company (U.S.A.) at December 31, 2006, and for each of the two years in the period ended December 31, 2006, appearing in the Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

   In addition to this prospectus, John Hancock USA has filed with the SEC a Statement of Additional Information (the "SAI") which contains additional information about John Hancock USA and the Account, including information on our history, services provided to the Account and legal and regulatory matters. The SAI and personalized illustrations of death benefits, policy values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Service Office. You should also contact the John Hancock USA Service Office to request any other information about your policy or to make any inquiries about its operation.

                                SERVICE OFFICE

             EXPRESS DELIVERY                        MAIL DELIVERY
             ----------------                        -------------
          200 Bloor Street East                       P.O. Box 40
     Toronto, Ontario, Canada M4W 1E5           Buffalo, NY 14240-0040

                  PHONE:                                 FAX:
                  ------                                 ----
              1-800-827-4546                        1-416-926-5339

   Information about the Account (including the SAI) can be reviewed and copied at the SEC's Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-5850. Reports and other information about the Account are available on the SEC's Internet website at HTTP://WWW.SEC.GOV. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.

1940 Act File No. 811-4834 1933 Act File No. 333-124150

                      Statement of Additional Information
                               dated May 1, 2007

                                for interests in
 John Hancock Life Insurance Company (U.S.A.) Separate Account A ("Registrant")

                      Interests are made available under


                       PROTECTION VARIABLE UNIVERSAL LIFE

     a flexible premium variable universal life insurance policy issued by

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                      ("JOHN HANCOCK USA" or "DEPOSITOR")
This is a Statement of Additional Information ("SAI"). It is not the prospectus. The prospectus, dated the same date as this SAI, may be obtained from a John Hancock USA representative or by contacting the John Hancock USA Servicing Office at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5 or telephoning 1-800-827-4546.




                               TABLE OF CONTENTS




Contents of this SAI                                         Page No.
Description of the Depositor ........................           2
Description of the Registrant .......................           2
Services ............................................           2
Independent Registered Public Accounting Firm .......           2
Legal and Regulatory Matters ........................           2
Principal Underwriter/Distributor ...................           2
Additional Information About Charges ................           3
Financial Statements of Registrant and Depositor

Description of the Depositor

     Under the Federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the "Depositor". The Depositor is John Hancock USA, a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Until 2004, John Hancock USA had been known as The Manufacturers Life Insurance Company (U.S.A.).

     Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


Description of the Registrant

     Under the Federal securities laws, the registered separate account underlying the variable life insurance policy is known as the "Registrant". In this case, the Registrant is John Hancock Life Insurance Company (U.S.A.) Separate Account A (the "Account"), a separate account established by John Hancock USA under Michigan law. The variable investment options shown on page 1 of the prospectus are subaccounts of the Account. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or of John Hancock USA.

     New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.


Services

     Administration of policies issued by John Hancock USA and of registered separate accounts organized by John Hancock USA may be provided by John Hancock Life Insurance Company, or other affiliates. Neither John Hancock USA nor the separate accounts are assessed any charges for such services.

     Custodianship and depository services for the Registrant are provided by State Street Bank. State Street Bank's address is 225 Franklin Street, Boston, Massachusetts, 02110.


Independent Registered Public Accounting Firm

     The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of Separate Account A of John Hancock Life Insurance Company (U.S.A.) at December 31, 2006, and for each of the two years in the period ended December 31, 2006, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


Legal and Regulatory Matters

     There are no legal proceedings to which the Depositor, the Account or the principal underwriter is a party or to which the assets of the Account are subject that are likely to have a material adverse effect on the Account or the ability of the principal underwriter to perform its contract with the Account or of the Depositor to meet its obligations under the policies.


Principal Underwriter/Distributor

     John Hancock Distributors LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal distributor and underwriter of the securities offered through this prospectus. JH Distributors acts as the principal distributor of a number of other annuity and life insurance products we and our affiliates offer. Effective May 1, 2006, JH Distributors became the underwriter and distributor for variable life and annuity products issued by our affiliates, John

Hancock Life Insurance Company and John Hancock Variable Life Insurance Company. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the policies and under other annuity and life insurance products we offer.

     JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 197 Clarendon Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

     We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers may include our affiliate Signator Investors, Inc.

     The aggregate dollar amount of underwriting commissions paid to JH Distributors in connection with the sale of variable life products in 2006, 2005, and 2004 was $140,721,141, $38,389,385, and $39,069,123, respectively. JH
Distributors did not retain any of these amounts during such periods.

     Through JH Distributors, John Hancock USA pays compensation to broker-dealers for the promotion and sale of the policies. The compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement, but compensation (exclusive of additional compensation and revenue sharing) paid to broker-dealers for sale of the policies (not including riders) is not expected to exceed 145% of target commissionable premium paid in the first policy year, 8% of target commissionable premium paid in year 2-10. Compensation paid on any premium in excess of target will not exceed 10% in any year.

     The registered representative through whom your policy is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policy owners but will be recouped through the fees and charges imposed under the policy.

     Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms or other financial intermediaries. The terms of such arrangements may differ among firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:

   o Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm's conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

   o Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.

   o Payments based upon "assets under management": These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.

     Our affiliated broker-dealer may pay their respective registered representatives additional cash incentives, such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies.


Additional Information About Charges

     A policy will not be issued until the underwriting process has been completed to the Depositor's satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.


Reduction In Charges

     The policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. John Hancock USA reserves the right to reduce any of the Policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which John Hancock USA believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modifications, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. John Hancock USA may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

AUDITED CONSOLIDATED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)
Years Ended December 31, 2006, 2005, and 2004

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

              INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................... F-2

Audited Consolidated Financial Statements:

Consolidated Balance Sheets as of December 31, 2006 and 2005............... F-3

Consolidated Statements of Income for the years ended December 31, 2006,
  2005, and 2004........................................................... F-4

Consolidated Statements of Changes in Shareholder's Equity and
  Comprehensive Income for the years ended December 31, 2006, 2005, and
  2004..................................................................... F-5

Consolidated Statements of Cash Flows for the years ended December 31,
  2006, 2005, and 2004..................................................... F-6

Notes to Consolidated Financial Statements................................. F-7

            Report of Independent Registered Public Accounting Firm

The Board of Directors
John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company (U.S.A) ("The Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in shareholder's equity and other comprehensive income, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company (U.S.A.) at December 31, 2006 and 2005 and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2006 the Company changed its method of accounting for defined benefit pension and other post retirement plans. Also as discussed in Note 1 to the consolidated financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

                                                   /s/ ERNST & YOUNG LLP

Boston, Massachusetts
April 20, 2007

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                          CONSOLIDATED BALANCE SHEETS

                                                                December 31,
                                                              -----------------
                                                                2006     2005
                                                              -------- --------
                                                                (in millions)
Assets

Investments
Fixed maturities:
   Available-for-sale - at fair value (cost: 2006 - $11,231;
     2005 - $11,215)......................................... $ 11,629 $ 11,770
Equity securities:
   Available-for-sale - at fair value (cost: 2006 - $857;
     2005 - $478)............................................    1,034      584
Mortgage loans on real estate................................    2,446    2,410
Real estate..................................................    1,401    1,449
Policy loans.................................................    2,340    2,187
Short term investments.......................................      645      549
Other invested assets........................................      132       61
                                                              -------- --------
   Total Investments.........................................   19,627   19,010

Cash and cash equivalents....................................    4,112    2,591
Accrued investment income....................................      247      246
Deferred acquisition costs...................................    4,701    4,112
Deferred sales inducements...................................      235      231
Amounts due from affiliates..................................    2,657    2,520
Reinsurance recoverable......................................    1,295    1,201
Other assets (Goodwill: 2006-$54; 2005-$54)..................    1,276    1,184
Separate account assets......................................   90,462   70,565
                                                              -------- --------
   Total Assets.............................................. $124,612 $101,660
                                                              ======== ========
Liabilities and Shareholder's Equity

Liabilities:

Future policy benefits....................................... $ 22,379 $ 20,930
Policyholders' funds.........................................      226      161
Unearned revenue.............................................      766      811
Unpaid claims and claim expense reserves.....................      776      579
Dividends payable to policyholders...........................      200      203
Amounts due to affiliates....................................    2,767    2,396
Deferred income tax liability................................      762      610
Other liabilities............................................    1,492    1,278
Separate account liabilities.................................   90,462   70,565
                                                              -------- --------
   Total Liabilities.........................................  119,830   97,533

Shareholder's Equity:

Capital stock................................................       76        5
Additional paid in capital...................................    2,145    2,045
Retained earnings............................................    1,922    1,410
Accumulated other comprehensive income.......................      639      667
                                                              -------- --------
   Total Shareholder's Equity................................    4,782    4,127
                                                              -------- --------
   Total Liabilities and Shareholder's Equity................ $124,612 $101,660
                                                              ======== ========

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                       CONSOLIDATED STATEMENTS OF INCOME

                                                           For the years ended
                                                               December 31,
                                                           --------------------
                                                            2006   2005   2004
                                                           ------ ------ ------
                                                              (in millions)
Revenues
   Premiums............................................... $1,014 $  870 $  943
   Fee income.............................................  2,483  1,769  1,374
   Net investment income..................................  1,163  1,169  1,148
   Net realized investment gains..........................      5    209    285
                                                           ------ ------ ------
       Total revenues.....................................  4,665  4,017  3,750

Benefits and expenses

   Benefits to policyholders..............................  1,889  1,579  1,687
   Other operating costs and expenses.....................  1,117    921    737
   Amortization of deferred acquisition costs and
     deferred sales inducements...........................    529    322    358
   Dividends to policyholders.............................    395    400    389
                                                           ------ ------ ------
       Total benefits and expenses........................  3,930  3,222  3,171

Income before income taxes and cumulative effect of
  accounting change.......................................    735    795    579
Income taxes..............................................    223    247    168
                                                           ------ ------ ------
Income before cumulative effect of accounting change......    512    548    411
Cumulative effect of accounting change, net of tax........     --     --     48
                                                           ------ ------ ------
Net income................................................ $  512 $  548 $  459
                                                           ====== ====== ======

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

          CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                           AND COMPREHENSIVE INCOME

                                                                         Accumulated
                                                    Additional              Other         Total
                                            Capital  Paid In   Retained Comprehensive Shareholder's Outstanding
                                             Stock   Capital   Earnings    Income        Equity       Shares
                                            ------- ---------- -------- ------------- ------------- -----------
                                                 (in millions, except for shares outstanding)       (thousands)
Balance at January 1, 2004.................   $ 5     $2,024    $  753      $ 793        $3,575        4,829
   Comprehensive income:
       Net income..........................                        459                      459
       Other comprehensive income,
         net of tax:
          Net unrealized losses............                                   (25)          (25)
          Net gains on cash flow
            hedges.........................                                     6             6
          Minimum pension liability........                                    (1)           (1)
          Foreign currency
            translation adjustment.........                                    55            55
                                                                                         ------
   Comprehensive income....................                                                 494
Dividend paid to parent....................                       (150)                    (150)
                                              ---     ------    ------      -----        ------        -----
Balance at December 31, 2004...............   $ 5     $2,024    $1,062      $ 828        $3,919        4,829
                                              ===     ======    ======      =====        ======        =====
Balance at January 1, 2005.................   $ 5     $2,024    $1,062      $ 828        $3,919        4,829
   Comprehensive income:
       Net income..........................                        548                      548
       Other comprehensive income,
         net of tax:
          Net unrealized losses............                                  (139)         (139)
          Net losses on cash flow
            hedges.........................                                    (1)           (1)
          Minimum pension liability........                                   (21)          (21)
                                                                                         ------
   Comprehensive income....................                                                 387
Capital contribution from parent...........               13                                 13
Transactions with affiliates...............                8                                  8
Dividend paid to parent....................                       (200)                    (200)
                                              ---     ------    ------      -----        ------        -----
Balance at December 31, 2005...............   $ 5     $2,045    $1,410      $ 667        $4,127        4,829
                                              ===     ======    ======      =====        ======        =====
Balance at January 1, 2006.................   $ 5     $2,045    $1,410      $ 667        $4,127        4,829
   Comprehensive income:
       Net income..........................                        512                      512
       Other comprehensive income,
         net of tax:.......................
          Net unrealized losses............                                   (38)          (38)
          Minimum pension liability........                                     5             5
          Foreign currency
            translation adjustment.........                                     7             7
                                                                                         ------
   Comprehensive income....................                                                 486
SFAS 158 transition adjustment.............                                    (2)           (2)
Common stock issued to parent..............    71                                            71
Transaction with affiliate.................               87                                 87
Stock options..............................               13                                 13
                                              ---     ------    ------      -----        ------        -----
Balance at December 31, 2006...............   $76     $2,145    $1,922      $ 639        $4,782        4,829
                                              ===     ======    ======      =====        ======        =====

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                           For the years ended December 31,
                                                                           -------------------------------
                                                                             2006        2005       2004
                                                                            --------    -------   -------
                                                                                  (in millions)
Cash flows provided by (used in) operating activities:
   Net income............................................................. $    512    $   548    $   459
       Adjustments to reconcile net income to net cash provided by operating activities:
       Net realized investment gains......................................       (5)      (209)      (285)
       Change in accounting principle.....................................       --         --        (48)
       Amortization of premium/discount - fixed maturities................       13         27        (18)
       Deferral of acquisition costs and sales inducements................   (1,154)      (976)      (901)
       Amortization of deferred acquisition costs and deferred sales
         inducements......................................................      529        322        358
       Depreciation and amortization......................................       26         27         21
       (Increase) decrease in accrued investment income...................       (1)        58          7
       Decrease (increase) in other assets and other liabilities, net.....      104       (378)       145
       Increase (decrease) in policyholder liabilities and accruals,
         net..............................................................      479       (397)       432
       Increase in deferred income tax liability..........................      122        118        128
                                                                            --------    -------   -------
       Net cash provided by (used in) operating activities................      625       (860)       298

Cash flows used in investing activities:
   Sales, maturities, prepayments and scheduled redemptions of:
       Fixed maturities available-for-sale................................   10,315      8,523      9,218
       Equity securities available-for-sale...............................      355        153        209
       Mortgage loans on real estate......................................    1,105        508        335
       Real estate........................................................       27          9          3
       Other invested assets..............................................        1          1         --
   Purchases of:
       Fixed maturities available-for-sale................................  (10,327)    (9,294)    (9,277)
       Equity securities available-for-sale...............................     (690)      (261)      (159)
       Real estate........................................................      (16)       (35)      (212)
       Other invested assets..............................................      (75)        (7)        --
   Mortgage loans on real estate issued...................................   (1,128)      (529)      (481)
   Net purchases of short-term investments................................     (162)      (112)      (170)
   Policy loans (advanced) repaid, net....................................     (154)       480       (149)
                                                                            --------    -------   -------
       Net cash used in investing activities..............................     (749)      (564)      (683)

Cash flows provided by financing activities:
   Common stock issued to parent..........................................       71         --         --
   Capital contribution from parent.......................................       --         13         --
   Cash received on sale of real estate to affiliate......................      150         --         --
   Net cash transferred related to Taiwan operations......................       --        (24)        --
   Universal life and investment-type contract deposits...................    2,832      2,144    $ 2,250
   Universal life and investment-type contract maturities and
     withdrawals..........................................................   (1,266)      (938)    (1,327)
   Net transfers to separate accounts from policyholders funds............     (433)      (341)      (414)
   Unearned revenue on financial reinsurance..............................      (49)        49        120
   Increase in amounts due to/from affiliates, net........................      289      1,810        155
   Excess tax benefits related to share based payments....................        2         --         --
   Net reinsurance recoverable............................................       49         20        261
   Dividend paid to parent................................................       --       (200)      (150)
                                                                            --------    -------   -------
   Net cash provided by financing activities..............................    1,645      2,533        895

   Net increase in cash and cash equivalents..............................    1,521      1,109        510
Cash and cash equivalents at beginning of year............................    2,591      1,482        972
                                                                            --------    -------   -------
Cash and cash equivalents at end of year.................................. $  4,112    $ 2,591    $ 1,482
                                                                            ========    =======   =======

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 - Summary of Significant Accounting Policies

Business

John Hancock Life Insurance Company (U.S.A.) ("JH USA" or "The Company") is a wholly owned subsidiary of The Manufacturers Investment Corporation ("MIC"). MIC is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company ("MLI"). MLI, in turn, is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

JH USA was formerly known as The Manufacturers Life Insurance Company (U.S.A.). As a result of the 2004 merger between MFC and John Hancock Financial Services, Inc., ("JHFS"), the Company changed its name effective January 1, 2005.

The Company offers and issues individual and group annuity contracts, and individual life insurance and group pension contracts. All of these contracts (collectively, the "contracts") are sold primarily in the United States. Amounts invested in the fixed portion of the contracts are allocated to the general account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invest in either the shares of various portfolios of the John Hancock Trust ("JHT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in various portfolios of open-end investment management companies offered and managed by unaffiliated third parties.

John Hancock Investment Management Services, LLC ("JHIMS"), a subsidiary of the Company, is the investment advisor to JHT. On November 1, 2005, JHIMS amended its Limited Liability Company Agreement to admit a new member. This amendment decreased the Company's consolidated ownership interest in JHIMS from 100% to 95%. JH USA directly owns 57% of JHIMS, while it's wholly owned subsidiary, John Hancock Life Insurance Company of New York, owns 38%. The remaining 5% of JHIMS is owned by an affiliate, John Hancock Funds, LLC.

Basis of Presentation

The accompanying consolidated financial statements include the accounts of the Company and its majority owned and or controlled subsidiaries. All significant intercompany transactions and balances have been eliminated.

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year's presentation.

Investments

The Company classifies its fixed maturity securities as available-for-sale and records these securities at fair value. Interest income is generally recognized on the accrual basis. The cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts which are calculated using the effective interest method. Such amortization is included in net investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary, and such adjustments are reported as a component of net realized investment gains.

For the mortgage-backed securities, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the yield is recalculated to reflect actual payments to date and anticipated future payments.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the specific identification method. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, deferred sales inducements, and participating group annuity contracts.

Equity securities include common stock and preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities that the Company classifies as available-for-sale, unrealized gains and losses are reflected in shareholders' equity, as described above for fixed maturity securities. Impairments in value deemed to be other than temporary are reported as a component of net realized investment gains.

In evaluating whether a decline in fair value is other-than-temporary, the Company considers various factors, including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer, the intent and ability to hold the security until it recovers in value or matures, and whether the debtor is current on contractually obligated interest and principal payments.

Mortgage loans on real estate are carried at unpaid principal balances and are adjusted for amortization of premium or discount, less allowance for probable losses. Premiums or discounts are amortized over the life of the mortgage loan contract in a manner that results in a constant effective yield. Interest income and amortization amounts and other costs that are recognized as an adjustment of yield are included as components of net investment income. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate, or is based on the collateral value of the loan if the loan is collateral dependent. The Company estimates this level to be adequate to absorb estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment gains. Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment gains.

Policy loans are reported at aggregate unpaid balances, which approximate fair value.

Short-term investments, which include investments with maturities greater than 90 days and less than one year, are reported at fair value.

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or accretion of discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

Derivative Financial Instruments

All derivative instruments are reported on the consolidated balance sheets at fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in income.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Changes in the fair value of derivatives are recorded in income, and changes in the fair value of hedged items are recorded in income to the extent the hedge is effective. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in accumulated other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings.

Cash and Cash Equivalents

Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and group pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits for such unrealized gains (losses). The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed. As of December 31, 2006, the Company's DAC was deemed recoverable.

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual annuity products (Deferred Sales Inducements). Those inducements that are incremental to amounts the Company credits on similar contracts without sales inducements and are higher than the contracts' expected ongoing crediting rates for periods after the inducements are capitalized at inception. The capitalized amounts are then amortized over the life of the underlying contracts consistent with the methodology used to amortize DAC. DSI is reviewed annually to determine recoverability from future income, and if not recoverable, is immediately expensed. As of December 31, 2006, the Company's DSI was deemed recoverable.

Reinsurance

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

Separate Accounts

Separate account assets and liabilities reported in the Company's consolidated balance sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contract holders. Net investment income and net realized investment gains or losses generally accrue directly to such contract holders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of income. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment gains or losses of separate accounts are not included in the revenues of the Company. Fees charged to contract holders, principally mortality, policy administration and surrender charges, are included in the revenues of the Company.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Future Policy Benefits and Policyholders' Funds

Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized investment gains associated with the underlying assets.

For fixed and variable annuities, group pension contracts, variable life contracts, and universal life insurance contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

Benefits for fixed and variable annuities, variable life contracts, universal life insurance contracts, and group pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. For the years 2004 through 2006, interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies ranged from 2.5% to 7.8%. As of December 31, 2006 and 2005, participating insurance liabilities expressed as a percentage of total actuarial reserves and account values were 39.2% and 41.2%, respectively.

Participating Insurance

For those participating policies in force as of September 23, 1999 and as a result of the demutualization of MLI, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As of December 31, 2006 and 2005, $8,894 million and $8,743 million of policyholder liabilities and accruals related to the participating policyholders' accounts were included in the closed block.

JH USA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of the policyholder dividend liability approximated the earned amount and fair value as of December 31, 2006 and 2005.

Revenue Recognition

Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

Fee income from annuity contracts, pension contracts, and insurance contracts consists of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and will be recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Federal Income Taxes

Income taxes have been provided for in accordance with SFAS 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Share Based Payments

The Company adopted SFAS 123(R), "Share Based Payment", on January 1, 2006. This standard requires that the costs resulting from share based payment transactions with employees be recognized in the financial statements using a fair value based measurement method. The Company had previously adopted the fair value recognition provisions of SFAS 123, "Accounting for Stock Options", effective January 1, 2003 prospectively for all options granted to employees on or after January 1, 2002.

Certain Company employees are provided compensation in the form of stock options, deferred share units and restricted share units in MFC. Effective January 1, 2002, MFC prospectively changed its accounting policy for employee stock options from the intrinsic value method to the fair value method for awards granted on or after January 1, 2002. As a result, the fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to Company employees is recognized in the accounts of the Company over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to JH USA employees is recognized in the accounts of the Company over the vesting periods of the units. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S generally accepted accounting principles, is recorded in the accounts of the Company in other operating costs and expenses.

Upon adoption of SFAS 123(R), the Company was required to determine the portion of additional paid in capital that was generated from the realization of excess tax benefits prior to the adoption of SFAS 123(R) available to offset deferred tax assets that may need to be written off in future periods had the Company adopted the SFAS 123 fair value recognition provisions in 2001. The Company elected to calculate this "pool" of additional paid in capital using the shortcut method as permitted by FASB Staff Position ("FSP") 123(R)-3, "Transition Election to Accounting for the Tax Effects of Share Based Payment Awards".

SFAS 123(R) also requires the benefits of tax deductions in excess of recognized compensation expense to be reported as a financing cash flow, rather than as an operating cash flow. This requirement will reduce net operating cash flows and increase net financing cash flows in periods after adoption. Financing cash flows for 2006 of $2 million related to the benefits of excess tax deductions have been reported in the Consolidated Statements of Cash Flows.

Foreign Currency Translation

The consolidated balance sheets of the Company's foreign operations and the Company's non-U.S. dollar investments are translated into U.S. dollars using translation rates in effect at the consolidated balance sheet dates. The consolidated statements of income of the Company's foreign operations are translated into U.S. dollars using average translation rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

Recent Accounting Pronouncements

   Statement of Financial Accounting Standards No.159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159")

In February 2007, the Financial Accounting Standards Board (the "FASB") issued SFAS 159. SFAS 159's objective is to enable companies to mitigate the earnings volatility caused by measuring related assets and liabilities differently, without having to apply complex hedge accounting provisions. SFAS 159 provides the option to use fair value accounting for most financial assets and financial liabilities, with changes in fair value reported in earnings. Selection of the fair value option is irrevocable, and can be applied on a partial basis, i.e., to some but not all similar financial assets or liabilities.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SFAS 159 will be effective for the Company beginning January 1, 2008, and will then be prospectively applicable. The Company is currently evaluating the impact SFAS 159 will have on its consolidated financial statements.

   Statement of Financial Accounting Standards No.158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and 123(R) ("SFAS 158")

On December 31, 2006, the Company adopted SFAS 158. SFAS 158 requires the Company on a prospective basis to recognize in its consolidated balance sheet either an asset for a defined benefit postretirement plan's overfunded status or a liability for its underfunded status. Changes in the funded status of a defined benefit postretirement plan are recognized in comprehensive income in the year the changes occur.

As a result of the adoption of SFAS 158 as of December 31, 2006, the Company recorded a loss of ($2) million, net of tax benefit of $1 million, to accumulated other comprehensive income to recognize the funded status of its defined benefit pension and other post-retirement benefit plans.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157")

On September 15, 2006, the FASB issued SFAS 157. This standard, which provides guidance on how to measure fair values of assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not discuss when to use fair value accounting. SFAS 157 establishes a fair value measurement hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy.

SFAS 157 will be effective for the Company beginning January 1, 2008 and will then be prospectively applicable. The Company is currently evaluating the impact SFAS 157 will have on its consolidated financial statements.

   FASB Financial Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48")

The FASB issued FIN 48 in June 2006. FIN 48 prescribes recognition and measurement model for impact of tax positions taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 requires evaluation of whether a tax position taken on a tax return is more likely than not to be sustained if challenged, and if so, evaluation of the largest benefit that is more than 50% likely of being realized on ultimate settlement. Differences between these benefits and actual tax positions result in either (A) an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, (B) a reduction in a deferred tax asset or an increase in a deferred tax liability, or both A and B. FIN 48 requires recording a cumulative effect of adoption in retained earnings as of beginning of year of adoption.

FIN 48 will be effective for the Company's consolidated financial statement beginning January 1, 2007 and will be prospectively applied. Adoption of FIN 48 is not expected to result in a material impact on the Company's consolidated financial statements.

   Statement of Financial Accounting Standards No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155")

On February 16, 2006, the FASB issued SFAS 155, amending FASB Statements 133 and 140, bringing consistency to accounting and reporting for certain hybrid financial instruments by simplifying and eliminating exceptions to the accounting for them. SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole (eliminating the need to bifurcate the derivative from its host) if the holder elects to account for the whole instrument on a fair value basis. SFAS 155 also clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133, establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument.

SFAS 155 will be effective for the Company's financial statements beginning on January 1, 2007 and will be applied to financial instruments created or modified after that date. Adoption of SFAS 155 is not expected to result in a material impact on the Company's consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

   Statement of Position 05-1 - "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-1")

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from extinguished contracts should no longer be deferred and instead be charged off to expense.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective adoption is not permitted. In connection with the Company's adoption of SOP 05-1 as of January 1, 2007, there was no cumulative effect adjustment recorded to the Company's consolidated financial statements.

   Emerging Issues Task Force Issue No. 04-5 "Investor's Accounting for an Investment in a Limited Partnership When the Investor Is the Sole General Partner and the Limited Partners Have Certain Rights" ("EITF 04-5")

In July 2005, the Emerging Issues Task Force of the FASB issued EITF 04-5. EITF 04-5 mandates a rebuttable presumption that the general partner of a partnership (or managing member of a limited liability company) controls the partnership and should consolidate it, unless limited partners have either substantive kickout rights (defined as the ability to remove the general partner without cause by action of simple majority) or have substantive participating rights (defined as the ability to be actively involved in managing the partnership) or the partnership is a Variable Interest Entity ("VIE"), in which case VIE consolidated accounting rules should instead be followed. The Company's adoption of EITF 04-5 in 2006 resulted in no impact to the Company's consolidated financial statements.

   Statement of Financial Accounting Standards No. 154 - Accounting Changes and Error Corrections- a replacement of APB Opinion No. 20 and Statement of Financial Accounting Standards No. 3 ("SFAS 154")

In May 2005, the FASB issued SFAS 154, which replaces Accounting Principles Board ("APB") Opinion 20, "Accounting Changes", and SFAS 3, "Reporting Accounting Changes in Interim Financial Statements", and which changes the requirements for the accounting for and reporting of a change in accounting principle. This Statement applies to all voluntary changes in accounting principle. It also applies to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions.

SFAS 154 requires retrospective application to prior periods' financial statements of changes in accounting principle. SFAS 154 carries forward without change the guidance contained in Opinion 20 for reporting the correction of an error in previously issued financial statements and reporting a change in accounting estimate, and also carries forward requirements for justification of a change in accounting principle on the basis of preferability.

The adoption of SFAS 154 on January 1, 2006 had no immediate impact on the Company's consolidated financial statements.

   SFAS No. 123 (revised 2004) - Share Based Payment ("SFAS 123(R)")

In December 2004, the FASB issued SFAS 123R, which is a revision of SFAS 123, "Accounting for Stock-Based Compensation". SFAS 123(R) supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees", and amends SFAS 95, "Statement of Cash Flows". Generally, the approach in SFAS 123(R) is similar to the approach described in SFAS 123. However, SFAS 123(R) requires all share-based payments to employees, including grants of employee stock options, to be recognized in the statements of income based on their fair values. Pro forma disclosure is no longer an alternative.

The Company adopted the fair-value based method of accounting for share-based payments effective January 1, 2003 using the prospective method described in SFAS 148, "Accounting for Stock-Based Compensation-Transition and Disclosure". The Company uses the Black-Scholes option-pricing model to estimate the value of stock options of MFC granted to its employees.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Because SFAS 123(R) must be applied not only to new awards but to previously granted awards that are not fully vested on the effective date, and because the Company adopted SFAS 123 using the prospective transition method (which applied only to awards granted, modified or settled after the adoption date), compensation cost for some previously granted awards that were not recognized under SFAS 123 will be recognized under SFAS 123(R). However, had the Company adopted SFAS 123(R) in prior periods, the impact of that standard would have been immaterial to its consolidated financial statements.

   FASB Staff Position 106-2 - Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003("FSP 106-2")

In May 2004, the FASB issued FSP 106-2. In accordance with FSP 106-2, the Company recorded a $1 million decrease in accumulated postretirement benefit obligation for the year ended December 31, 2004.

On December 8, 2003, President George W. Bush signed into law the Medicare Prescription Drug Improvement and Modernization Act of 2003 (the "Act"). The Act expanded Medicare, primarily by adding a prescription drug benefit for Medicare eligible retirees effective January 1, 2006. The Act provides for special tax-free subsidies to employers that offer plans with qualifying drug coverage beginning in 2006. Since the subsidy provided by the Company to its retirees for prescription drug benefits meets the criteria for qualifying drug coverage, the Company anticipates that the benefits it pays after 2005 for its retirees will be lower as a result of the new Medicare provisions and has reflected that reduction in its other post-retirement benefit plan liability.

   Statement of Position 03-1 - "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1")

In July 2003, the AcSEC of the AICPA issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP 03-1 was effective for the Company's consolidated financial statements on January 1, 2004, and resulted in an increase in 2004 net income and shareholder's equity of $48 million (net of income tax expense of $26 million).

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 2 - Investments

The following information summarizes the components of net investment income and net realized investment gains (losses):

                                                          For the year ended
                                                             December 31,
                                                        ----------------------
                                                         2006    2005    2004
                                                        ------  ------  ------
                                                             (in millions)
Net investment income
   Fixed maturities.................................... $  730  $  705  $  692
   Equity securities...................................     24      17      16
   Mortgage loans on real estate.......................    152     157     155
   Real estate.........................................     98      92      86
   Other...............................................    219     233     230
                                                        ------  ------  ------
   Gross investment income.............................  1,223   1,204   1,179
       Less investment expenses........................     60      35      31
                                                        ======  ======  ======

Net investment income.................................. $1,163  $1,169  $1,148
                                                        ======  ======  ======
Net realized investment gains (losses)
   Fixed maturities.................................... $  (54) $  178  $  216
   Equity securities...................................     44      17      34
   Mortgage loans on real estate.......................     13      20      37
   Real estate.........................................      7      (2)      1
   Other...............................................     (5)     (4)     (3)
                                                        ------  ------  ------
Net realized investment gains.......................... $    5  $  209  $  285
                                                        ======  ======  ======

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

As of December 31, 2006 and 2005, all fixed maturity and equity securities were classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized below for the years indicated:

                                                              December 31, 2006
                                                   ---------------------------------------
                                                               Gross      Gross
                                                   Amortized Unrealized Unrealized  Fair
                                                     Cost      Gains      Losses    Value
                                                   --------- ---------- ---------- -------
                                                                (in millions)
Available-for-Sale:
U.S. government...................................  $ 4,052     $ 47       $  5    $ 4,094
Foreign governments...............................      937      182         --      1,119
Corporate securities..............................    6,079      234         62      6,251
Mortgage-backed securities........................      163        4          2        165
                                                    -------     ----       ----    -------
Total fixed maturities available-for-sale.........   11,231      467         69     11,629
Equity securities.................................      857      182          5      1,034
                                                    -------     ----       ----    -------
   Total fixed maturities and equity securities
     available-for-sale...........................  $12,088     $649       $ 74    $12,663
                                                    =======     ====       ====    =======

                                                              December 31, 2005
                                                   ---------------------------------------
                                                               Gross      Gross
                                                   Amortized Unrealized Unrealized  Fair
                                                     Cost      Gains      Losses    Value
                                                   --------- ---------- ---------- -------
                                                                (in millions)
Available-for-Sale:
U.S. government...................................  $ 4,332     $102       $ 35    $ 4,399
Foreign governments...............................    1,019      221         --      1,240
Corporate securities..............................    5,723      321         56      5,988
Mortgage-backed securities........................      141        4          2        143
                                                    -------     ----       ----    -------
Total fixed maturities available-for-sale.........   11,215      648         93     11,770
Equity securities.................................      478      113          7        584
                                                    -------     ----       ----    -------
   Total fixed maturities and equity securities
     available-for-sale...........................  $11,693     $761       $100    $12,354
                                                    =======     ====       ====    =======

Proceeds from sales of fixed maturity securities were $9,657 million, $8,293 million, and $8,860 million for the years ended December 31, 2006, 2005, and 2004. Gross gains and losses of $114 million and $125 million, respectively, were realized on those sales (2005 - $214 million and $69 million, respectively; 2004 - $252 million and $123 million, respectively). During 2006, other-than-temporary impairments on fixed maturity securities of $54 million (2005 - $0; 2004 - $0) were recognized in the consolidated statements of income.

Proceeds from sales of equity securities were $355 million, $153 million, and $209 million for the years ended December 31, 2006, 2005, and 2004. Gross gains and losses of $48 million and $7 million, respectively, were realized on those sales (2005 - $37 million and $8 million respectively; 2004 - $35 million and $28 million, respectively). In addition, other-than-temporary impairments on equity securities of $10 million, $14 million, and $10 million for the years ended December 31, 2006, 2005, and 2004, respectively, were recognized in the consolidated statements of income.

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

At the end of each quarter, the Manulife Loan Review Committee (the "committee") reviews all securities where market value is less than eighty percent of amortized cost for six months or more to determine whether impairments need to be taken. The committee meets with the management responsible for restructurings, as well as the management of each industry team, and portfolio management. The analysis focuses on each investee company's or project's ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Manulife Credit Committee. The Loan Review Committee includes Manulife's Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired the difference between amortized cost and fair value is charged to earnings.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other than temporary. These risks and uncertainties include (1) the risk that the committee's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Manulife investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by Manulife, or changes in other facts and circumstances lead it to change it's intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

As of December 31, 2006 and 2005, there were 425 and 366 fixed maturity securities with an aggregate gross unrealized loss of $69 million and $93 million as of December 31, 2006, and 2005, of which the single largest unrealized loss was $2 million and $4 million as of December 31, 2006 and 2005, respectively. The Company anticipates that these fixed maturity securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these securities until they recover or mature.

As of December 31, 2006 and 2005, there were 75 and 82 equity securities with an aggregate gross unrealized loss of $5 million and $7 million as of December 31, 2006 and 2005, of which the single largest unrealized loss was $1 million and $1 million as of December 31, 2006 and 2005, respectively. The Company anticipates that these equity securities will recover in value.

                                                       Unrealized Losses on Fixed Maturity and Equity Securities
                                                   ----------------------------------------------------------------
                                                                        As of December 31, 2006
                                                   ----------------------------------------------------------------
                                                    Less than 12 months    12 months or more           Total
                                                   --------------------  --------------------  --------------------
                                                    Carrying              Carrying              Carrying
                                                    Value of              Value of              Value of
                                                   Securities            Securities            Securities
                                                   with Gross            with Gross            with Gross
                                                   Unrealized Unrealized Unrealized Unrealized Unrealized Unrealized
Description of securities:                           Losses     Losses     Losses     Losses     Losses     Losses
--------------------------                         ---------- ---------- ---------- ---------- ---------- ----------
US Treasury obligations and direct obligations of
  U.S. government agencies........................   $  451      $ (3)     $  137      $ (2)     $  588      $ (5)
Federal agency mortgage backed securities.........       22        --          71        (2)         93        (2)
Fixed maturity securities issued by foreign
  governments.....................................       --        --          10        --          10        --
Corporate bonds...................................    1,212       (25)      1,175       (37)      2,387       (62)
                                                     ------      ----      ------      ----      ------      ----
   Total fixed maturity securities................    1,685       (28)      1,393       (41)      3,078       (69)
Equity securities.................................       77        (3)         19        (2)         96        (5)
                                                     ------      ----      ------      ----      ------      ----
   Total fixed maturity and equity securities.....   $1,762      $(31)     $1,412      $(43)     $3,174      $(74)
                                                     ======      ====      ======      ====      ======      ====

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                            Unrealized Losses on Fixed Maturity and Equity Securities
                                                        ----------------------------------------------------------------
                                                                             As of December 31, 2005
                                                        ----------------------------------------------------------------
                                                         Less than 12 months    12 months or more           Total
                                                        --------------------  --------------------  --------------------
                                                         Carrying              Carrying              Carrying
                                                         Value of              Value of              Value of
                                                        Securities            Securities            Securities
                                                        with Gross            with Gross            with Gross
                                                        Unrealized Unrealized Unrealized Unrealized Unrealized Unrealized
Description of securities:                                Losses     Losses     Losses     Losses     Losses     Losses
--------------------------                              ---------- ---------- ---------- ---------- ---------- ----------
US Treasury obligations and direct obligations of U.S.
  government agencies..................................   $1,665      $(30)      $222       $ (5)     $1,887     $ (35)
Federal agency mortgage backed securities..............       66        (2)        15         --          81        (2)
Corporate bonds........................................    1,525       (36)       574        (20)      2,099       (56)
                                                          ------      ----       ----       ----      ------     -----
   Total fixed maturity securities.....................    3,256       (68)       811        (25)      4,067       (93)
Equity securities......................................       37        (4)        22         (3)         59        (7)
                                                          ------      ----       ----       ----      ------     -----
   Total fixed maturity and equity securities..........   $3,293      $(72)      $833       $(28)     $4,126     $(100)
                                                          ======      ====       ====       ====      ======     =====

The amortized cost and fair value of fixed maturities as of December 31, 2006, by contractual maturity, are shown below:

                                                              Amortized  Fair
                                                                Cost     Value
                                                              --------- -------
                                                                (in millions)
Available-for-Sale:
Due in one year or less......................................  $   659  $   657
Due after one year through five years........................    1,657    1,686
Due after five years through ten years.......................    4,253    4,262
Due after ten years..........................................    4,499    4,859
                                                               -------  -------
                                                                11,068   11,464
Mortgage-backed securities...................................      163      165
                                                               -------  -------
   Total fixed maturities available-for-sale.................  $11,231  $11,629
                                                               =======  =======

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of these investments before maturity.

As of December 31, 2006, fixed maturity securities with a fair value of $8 million (2005 - $9 million) were on deposit with government authorities as required by law.

Mortgage loans on real estate

Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the mortgage agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired mortgage loans that may be susceptible to significant change. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment gains. Interest received on impaired mortgage loans on real estate is included in net investment income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the fair value of the collateral at the date of foreclosure, which establishes a new cost basis.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Mortgage loans on real estate - (continued)

Changes in the allowance for possible losses on mortgage loans on real estate were as follows:

                                     Balance at                      Balance at
                                     Beginning                         End of
(in millions)                        of Period  Additions Deductions   Period
-------------                        ---------- --------- ---------- ----------
Year ended December 31, 2006........    $ 4        $1        $ 3         $2
                                        ---        --        ---         --
Year ended December 31, 2005........    $ 7        $3        $ 6         $4
                                        ---        --        ---         --
Year ended December 31, 2004........    $14        $9        $16         $7
                                        ---        --        ---         --

At December 31, 2006 and 2005, the total recorded investment in mortgage loans considered to be impaired in accordance with Statement of Financial Accounting Standards No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses, were as follows:

                                                             As of December 31,
                                                             -----------------
                                                             2006      2005
                                                             ----      ----
                                                             (in millions)
Impaired mortgage loans on real estate with provision for
  losses.................................................... $13       $20
Provision for losses........................................  (2)       (4)
                                                             ---       ---
Net impaired mortgage loans on real estate.................. $11       $16
                                                             ===       ===

All impaired loans have been provided for and no interest is accrued on impaired loans.

The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                      2006     2005    2004
                                                      ----     ----    ----
                                                          (in millions)
Average recorded investment in impaired loans........ $16      $31     $46
Interest income recognized on impaired loans......... $--      $--     $--

The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Mortgage loans on real estate - (continued)

There were no restructured mortgage loans as of December 31, 2006 and 2005, respectively.

At December 31, 2006, the mortgage portfolio was diversified by specific collateral property type and geographic region as displayed below:

                            Carrying                                Carrying
Collateral Property Type     Amount     Geographic Concentration     Amount
------------------------  ------------- ------------------------  -------------
                          (in millions)                           (in millions)
Apartments...............    $  140     East North Central.......    $  328
Industrial...............       495     East South Central.......        39
Office buildings.........       867     Middle Atlantic..........       289
Retail...................       546     Mountain.................       226
Multi family.............       150     New England..............       148
Mixed use................        35     Pacific..................       698
Agricultural.............        63     South Atlantic...........       576
Other....................       152     West North Central.......        11
                                        West South Central.......       133
Allowance for losses.....        (2)    Allowance for losses.....        (2)
                             ------                                  ------
Total....................    $2,446     Total....................    $2,446
                             ======                                  ======

Mortgage loans with outstanding principal balances of $15 million were non-income producing as of December 31, 2006. There was no non-income producing real estate as of December 31, 2006.

Securities Lending

The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is deposited by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The collateral is reported in cash and other liabilities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As of December 31, 2006 the Company had loaned securities, which are included in invested assets, with a carrying value and market value of approximately $1,332 million and $1,320 million, respectively (2005 - $3,609 million and $3,636 million, respectively).

Note 3 - Derivatives and Hedging Instruments

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities.

The fair value of derivative instruments classified as assets at December 31, 2006 and 2005 was $39 million and $8 million, and is reported on the consolidated balance sheets in other assets. The fair value of derivative instruments classified as liabilities at December 31, 2006 and 2005 was $91 million and $41 million, and is reported on the consolidated balance sheets in other liabilities.

Fair Value Hedges

The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements and currency rate swap agreements is accrued and recognized as a component of net investment income.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The Company uses cross currency rate swap agreements to manage exposures to foreign currency arising from its consolidated balance sheet assets and liabilities. Cross currency swap agreements involve an initial and final exchange of principal amounts between parties as well as the exchange of fixed or floating interest payments in one currency for the receipt of fixed or floating interest payments in another currency.

For the years ended December 31, 2006, 2005 and 2004, the Company recognized net gains of $3 million, net losses of $2 million, and net losses of $1 million, respectively, related to the ineffective portion of its fair value hedges.

Cash Flow Hedges

The Company also uses interest rate swap agreements to hedge the variable cash flows arising from floating-rate assets held on its consolidated balance sheet. Under interest rate swap agreements, the Company agrees with other parties to exchange, at specific intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and neither party makes principal payments.

The Company uses cross currency swaps to manage exposures to foreign currency and variable interest rates arising from its on-balance sheet assets. Cross currency swaps involve an initial and final exchange of principal amounts between parties as well as the exchange of fixed or floating interest payments in one currency for the receipt of fixed or floating interest payments in another currency. The Company uses foreign currency forward contracts to hedge foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. These foreign currency contracts qualify as cash flow hedges of foreign currency expenses.

For the year ended December 31, 2006, the Company recognized gains of $0 related to the ineffective portion of its cash flow hedge. For the year ended December 31, 2006, all of the Company's hedged forecast transaction qualified as cash flow hedges.

For the year ended December 31, 2006, a net loss of $0.4 million was reclassified from accumulated other comprehensive income to earnings. It is anticipated that approximately $0.2 million will be reclassified from accumulated other comprehensive income to earnings within the next twelve months. The maximum length for which variable cash flows are hedged is 1 year.

For the year ended December 31, 2006, $0 of the Company's cash flow hedges were discontinued because it was probable that the original forecasted transactions would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2006 and 2005 losses of $9.8 million and $8.3 million (net of tax of $5.3 million and $4.5 million) representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges were added to accumulated other comprehensive income, resulting in a net loss balance of $5.0 million and a net gain balance of $5.1 million (net of tax of $2.7 million and $2.8 million) at December 31, 2006 and 2005, respectively.

Derivatives Not Designated as Hedging Instruments

The Company enters into interest rate swap agreements, interest rate floors, and cross currency swap agreements to manage exposure to interest rates and foreign exchange arising from on-balance sheet assets as described above under Fair Value Hedges without designating the derivatives as hedging instruments.

In addition, the Company uses interest rate floor agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its businesses without designating the derivatives as hedging instruments.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Outstanding derivative instruments were as follows:

                                                                      December 31, 2006
                                                        --------------------------------------------
                                                            Notional or
                                                        Contractual Amounts Carrying Value Fair Value
                                                        ------------------- -------------- ----------
                                                                        (in millions)
Outstanding Derivative Instruments:
Interest rate and currency swaps and floors............       $5,810             $(42)        $(42)
Interest rate options written..........................           12               --           --
Equity contracts.......................................           33               --           --
Currency forwards......................................          313              (10)         (10)
                                                              ------             ----         ----
Total..................................................       $6,168             $(52)        $(52)
                                                              ======             ====         ====

                                                                      December 31, 2005
                                                        --------------------------------------------
                                                            Notional or
                                                        Contractual Amounts Carrying Value Fair Value
                                                        ------------------- -------------- ----------
                                                                            (in millions)
Outstanding Derivative Instruments:
Interest rate and currency swaps and floors............       $1,694             $(39)        $(39)
Interest rate options written..........................           12               --           --
Equity contracts.......................................            5               --           --
Currency forwards......................................          258                6            6
                                                              ------             ----         ----
Total..................................................       $1,969             $(33)        $(33)
                                                              ======             ====         ====

Note 4 - Income Taxes

JH USA and its subsidiaries (collectively the "companies") join with MIC and other affiliates in filing a consolidated federal income tax return. John Hancock Life Insurance Company of New York ("JHNY"), a wholly-owned subsidiary of the Company, filed separate federal income tax returns for the years ended December 31, 2005 and 2004. JHNY will join the companies in filing a consolidated federal income tax return for the year ended December 31, 2006.

In accordance with the income tax sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if JH USA and the companies each filed separate federal income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

The components of income taxes were as follows:

                                                           For the Year Ended
                                                              December 31,
                                                          ---------------------
                                                           2006    2005   2004
                                                          ------  ------ ------
                                                              (in millions)
Current taxes:
Federal..................................................   $ (7)   $128   $ 40
                                                          ------  ------ ------
Deferred taxes:
Federal..................................................   $230    $119   $128
                                                          ------  ------ ------
Total income taxes.......................................   $223    $247   $168
                                                          ======  ====== ======

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends received tax deductions, differences in the treatment of acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

A reconciliation of income taxes computed by applying the 35% federal income tax rate to income before income taxes and cumulative effect of accounting change to income tax expense charged to operations follows:

                                                             For the Year Ended
                                                               December 31,
                                                             ----------------
                                                             2006   2005  2004
                                                             ----   ----  ----
                                                               (in millions)
Tax at 35%.................................................. $257   $278  $202
Add (deduct):
   Prior year taxes.........................................   (4)    (9)   --
   Tax exempt investment income.............................  (42)   (28)  (22)
   Other....................................................   12      6   (12)
                                                             ----   ----  ----
       Total income taxes................................... $223   $247  $168
                                                             ====   ====  ====

Deferred income tax assets and liabilities result from tax affecting the differences between the financial statement values and tax values of assets and liabilities at each consolidated balance sheet date. The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                                   December 31,
                                                                 -------------
                                                                  2006    2005
                                                                 ------  ------
                                                                 (in millions)
Deferred tax assets:
   Policy reserve adjustments................................... $  891  $1,068
   Tax credits..................................................     79      --
   Other........................................................      7       6
                                                                 ------  ------
       Total deferred tax assets................................ $  977  $1,074
                                                                 ------  ------
Deferred tax liabilities:
   Deferred acquisition costs................................... $  989  $  889
   Unrealized gains on securities available-for-sale............    353     377
   Premiums receivable..........................................     21      23
   Investments..................................................    236     283
   Reinsurance..................................................     97      53
   Other........................................................     43      59
                                                                 ------  ------
       Total deferred tax liabilities...........................  1,739   1,684
                                                                 ------  ------
       Net deferred tax liabilities............................. $  762  $  610
                                                                 ======  ======

As of December 31, 2006, the Company had utilized all available operating loss carry forwards from prior years and had $79 million of unused tax credits. Unused tax credits will expire in various years through 2025. The Company believes that it will realize the full benefit of its deferred tax assets.

The Company made income tax payments of $9 million, $66 million, and $4 million in 2006, 2005, and 2004, respectively.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 5 - Related Party Transactions

The Company has formal service agreements with MLI, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MLI on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $386 million, $352 million, and $281 million for the years ended December 31, 2006, 2005, and 2004.

There are two service agreements, both effective as of April 28, 2004, between the Company and John Hancock Life Insurance Company ("JHLICO"). Under one agreement, the Company provides services to JHLICO, and under the other JHLICO provides services to the Company. In both cases, the Provider of the services can also employ a "Provider Affiliate" to provide services. In the case of the service agreement where JHLICO provides services to the Company, a "Provider Affiliate" means JHLICO's parent, JHFS, and its direct and indirect subsidiaries. Net services provided by the Company to JHLICO were $111 million for the year ended December 31, 2006, $92 million for the year ended
December 31, 2005, and approximately $61 million for the eight months ended December 31, 2004. As of December 31, 2006 and 2005 there were accrued receivables from JHLICO to the Company of $104 million and $37 million, respectively.

Management believes the allocation methods used for service agreements are reasonable and appropriate in the circumstances; however, the Company's consolidated balance sheet may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

The Company paid no dividends to MIC during 2006. During 2005, the Company paid dividends of $200 million to MIC.

On December 14, 2006, the Company issued one share of common stock to MIC for $71 million in cash.

MFC also provides a claims paying guarantee to certain U.S. policyholders.

On December 20, 2002, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited (Bermuda) (MRL), an affiliated company, to reinsure a block of variable annuity business. The contract reinsures all risks; however, the primary risk reinsured is investment and lapse risk with only limited coverage of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $371 million, $338 million, and $169 million for the years ended December 31, 2006, 2005, and 2004. These are classified as unearned revenue. The amounts are being amortized to income as payments are made to MRL. The balance of this unearned revenue as of December 31, 2006 and 2005 was $425 million and $423 million.

On December 31, 2003, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurance (Bermuda) Limited (MRBL), to reinsure 90% of the non-reinsured risk of the closed block of participating life insurance business. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk is inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRBL under the terms of the agreement. Included in amounts due from affiliates at December 31, 2006 and 2005 was $2,616 million and $2,469 million representing the receivable from MRBL for the transferred assets, which are accounted for in a similar manner as invested assets available-for-sale.

Pursuant to a promissory note issued December 19, 2000 and to a Credit Agreement of the same date, the Company borrowed $250 million from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The maturity date with respect to this note is 365 days following the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equal to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 5.61% as of December 31, 2006. On December 30, 2002, the Company repaid $176 million of the original principal balance. The principal balance outstanding as of December 31, 2006 and 2005 was $74 million.

Pursuant to a promissory note issued August 7, 2001 and to a Credit Agreement of the same date, the Company borrowed $4 million from MHHL. The maturity date with respect to this note is 365 days after the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equal to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 5.61% as of December 31, 2006.

Pursuant to a demand promissory note dated August 16, 2006, the Company borrowed $8 million from an affiliate, P.T. Manulife Aset Manajemen Indonesia. Interest is calculated at a fluctuating rate equal to 3 month LIBOR and is payable quarterly. The interest rate was 5.37% as of December 31, 2006. The Company repaid the note on February 20, 2007.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Pursuant to a Note Purchase Agreement dated November 10, 2006, the Company issued a note of same date to JHLICO in the amount of $90 million, due
December 1, 2011 and secured by a mortgage on the Company's property at 601 Congress Street, Boston, MA. The note provides for interest-only payments of $0.4 million per month commencing January 1, 2007 through November 1, 2011. The interest rate for the term of this note is fixed at 5.73%.

Pursuant to a demand promissory note dated December 22, 2006, the Company borrowed $136 million from an affiliate, Manulife Holdings (Delaware) LLC. Interest is calculated at a fluctuating rate equal to 3 month LIBOR plus 30 basis points and is payable quarterly. The interest rate was 5.70% as of December 31, 2006.

On December 28, 2006 the Company sold real estate held for investment with a net book value of $17 million to JHILCO for $150 million in cash. Since this sale was accounted for as a transaction between entities under common control, the difference between the net book value and sales price resulted in an increase of $87 million (net of tax of $46 million) to the Company's paid in capital as of December 31, 2006.

At December 31, 2005, the Company had one note receivable from MRL with a carrying value of $18 million. The note matured and was repaid on May 11, 2006.

The Company has two liquidity pools in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in two Liquidity Pool and Loan Facility Agreements. The first agreement, effective
May 28, 2004, is between the Company and various MFC affiliates. The second agreement, effective May 27, 2005, allows JHFS and subsidiaries acquired as a result of the 2004 merger with MFC to also participate in the arrangement. The maximum aggregate amount that the Company can accept into these Liquidity Pools is $2.5 billion. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on the funds will be reset daily to the one-month
U.S. Dollar London Inter-Bank Bid ("LIBID").

The following table exhibits the affiliates and their participation in the Company's liquidity pools:

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
                                                            (in millions)
                     Affiliate

Manulife Investment Corporation......................    $   61       $   78
Manulife Reinsurance Ltd.............................       308           46
Manulife Reinsurance (Bermuda) Ltd...................       317           74
Manulife Hungary Holdings KFT........................        33           20
Manulife Insurance Company...........................        51           15
John Hancock Life Insurance Company..................       550        1,500
John Hancock Variable Life Insurance Company.........       202          136
John Hancock Insurance Company of Vermont............        71           --
John Hancock Reassurance Co, Ltd.....................       236          224
John Hancock Financial Services, Inc.................        56           82
The Berkeley Financial Group, LLC....................        28            8
John Hancock Signature Services, Inc.................         4            9
                                                         ------       ------
   Total.............................................    $1,917       $2,192
                                                         ======       ======

The balances above are reported on the consolidated balance sheets as amounts due to affiliates.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 6 - Reinsurance

The effect of reinsurance on life, health, and annuity premiums written and earned was as follows:

                                      For the years ended December 31,
                               ----------------------------------------------
                                    2006            2005            2004
                               --------------  --------------  --------------
                                  Premiums        Premiums        Premiums
                               --------------  --------------  --------------
                               Written Earned  Written Earned  Written Earned
                               ------- ------  ------- ------  ------- ------
Direct........................ $1,294  $1,294  $1,319  $1,319  $1,297  $1,284
Assumed.......................    376     405     287     315     299     320
Ceded.........................   (685)   (685)   (764)   (764)   (661)   (661)
                               ------  ------  ------  ------  ------  ------
Net Premiums.................. $  985  $1,014  $  842  $  870  $  935  $  943
                               ======  ======  ======  ======  ======  ======

For the years ended December 31, 2006 and 2005 and 2004, benefits to policyholders under life, health and annuity ceded reinsurance contracts were $423 million, $492 million, and $391 million, respectively.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

Note 7 - Pension Benefit Plans and Other Postretirement Benefit Plans

The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan").

Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with five or more years vesting service with the Company as of July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields or 5.25% per annum.

Actuarial valuation of accumulated Plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on Plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the Plan participants. No contributions were made during the years ended December 31, 2004 though 2006 because the Plan was subject to the full funding limitation under the Internal Revenue Code.

As of December 31, 2006 and 2005, the projected benefit obligation to the participants in the Plan was $88 million and $85 million, and the accumulated benefit obligation was $77 million and $74 million respectively. The fair value of the Plan assets was $75 million and $71 million as of December 31, 2006 and 2005.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 - Pension Benefit Plans and Other Postretirement Benefit
Plans - (continued)

The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

Cash balance contribution credits for the Supplemental Plan vary with service, and interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields or 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he/she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

As of December 31 2006 and 2005, the projected benefit obligation to the participants in the Supplemental Plan was $33 million. The accumulated benefit obligation as of December 31, 2006 and 2005 was $30 million. The fair value of Supplemental Plan assets was $0 as of December 31, 2006 and 2005.

As of December 31, 2006, the Plan was merged with the qualified pension plan of an affiliated company, JHLICO. Pursuant to the merger all of the assets of the former plans are commingled. The aggregate pool of assets from the former plans is available to meet the obligations of the merged plan. The merger is not expected to have a material effect on the consolidated financial statements of the Company.

The Company sponsors a defined contribution 401(k) savings plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $3 million in 2006 (2005 - $4 million; 2004 - $2 million).

In addition to the retirement plans, the Company sponsors a Post-retirement Benefit Plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This Plan provides primary medical coverage for retirees and spouses under age
65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This Plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Act") was signed into law. The Act introduced a prescription drug benefit under Medicare, as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare. As a result of the prescription drug subsidy, the accumulated post retirement benefit obligation at December 31, 2006, has been reduced by a deferred actuarial gain in the amount of $1.7 million to reflect the effect of the subsidy related to benefits attributed to past service. The amortization of the actuarial gain and reduction of service and interest cost resulted in a reduction of net periodic post retirement benefit cost for the year ended December 31, 2006 of $0.1 million.

As discussed in Note 1, in September 2006 the FASB issued SFAS 158. SFAS 158 requires an employer on a prospective basis to recognize the overfunded or underfunded status of its defined benefit pension and postretirement plans as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. The Company adopted SFAS 158 on December 31, 2006. See below for the effects for the adoption as well as the related disclosure requirements.

The Company accounts for its Post-retirement Benefit Plan using the accrual method. As of December 31, 2006 and 2005, the benefit obligation of the Post-retirement Benefit Plan was $28 million and $35 million, respectively. The Post-Retirement Benefit Plan is unfunded. Post-retirement benefit plan expenses for 2006 were $2 million (2005 - $4 million; 2004 - $3 million).

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 - Pension Benefit Plans and Other Postretirement Benefit
Plans - (continued)

Information applicable to the Employee Retirement Plans and the Post-retirement Benefit Plan as estimated by a consulting actuary for the year ended
December 31, 2006 and 2005 was as follows:

Obligations and Funded Status:

                                                             Years Ended December 31,
                                                             -------------------------------
                                                              Employee        Post-retirement
                                                             Retirement Plans Benefit Plan
                                                             ---------------  --------------
                                                             2006     2005    2006    2005
                                                             ----     ----    ----    ----
                                                                  (in millions)
Change in benefit obligation:
Benefit obligation at beginning of year..................... $118     $106    $ 35    $ 30
Service cost................................................    6        6      --       2
Interest cost...............................................    6        6       2       2
Actuarial (gain)/loss.......................................   (3)       8      (7)      1
Plan amendments.............................................   --       --      --       1
Benefits paid...............................................   (6)      (8)     (2)     (1)
                                                              ----     ----    ----    ----
Benefit obligation at end of year........................... $121     $118    $ 28    $ 35
                                                              ====     ====    ====    ====
Change in plan assets:
Fair value of plan assets at beginning of year.............. $ 71     $ 74    $ --    $ --
Actual return on plan assets................................    9        3      --      --
Employer contribution.......................................    2        2       2       1
Benefits paid...............................................   (7)      (8)     (2)     (1)
                                                              ----     ----    ----    ----
Fair value of plan assets at end of year.................... $ 75     $ 71    $ --    $ --
                                                              ====     ====    ====    ====
Funded status at year end................................... $(46)    $(47)   $(28)   $(35)
Unrecognized actuarial loss/(gain) (1)......................   --       53      --      (4)
Unrecognized prior service cost (1).........................   --        2      --      --
                                                              ----     ----    ----    ----
Net amount recognized....................................... $(46)    $  8    $(28)   $(39)
                                                              ====     ====    ====    ====
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost........................................ $ --     $ 30    $ --    $ --
Accrued benefit liability...................................  (46)      --     (28)     --
Accrued benefit liability including minimum liability (1)...   --      (62)     --     (39)
Intangible asset (1)........................................   --        2      --      --
Accumulated other comprehensive income......................   --       38      --      --
                                                              ----     ----    ----    ----
Net amount recognized....................................... $(46)    $  8    $(28)   $(39)
                                                              ====     ====    ====    ====

--------
(1) As a result of the adoption of SFAS 158 on December 31, 2006, these items are no longer applicable.

The incremental effects of applying SFAS 158 to individual line items in the consolidated balance sheet on December 31, 2006 were as follows:

                                                                Incremental effect
                                                       Pre SFAS    of adopting     Post SFAS
                                                         158         SFAS 158         158
                                                       -------- ------------------ ---------
                                                                  (in millions)
Other assets..........................................   1,299         (23)           1,276
   Total assets....................................... 124,635         (23)         124,612

Deferred income tax liability.........................     760           2              762
Other liabilities.....................................   1,520         (28)           1,492
   Total liabilities.................................. 119,856         (26)         119,830

Accumulated other comprehensive income................     636           3              639
   Total shareholder's equity.........................   4,779           3            4,782

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 - Pension Benefit Plans and Other Postretirement Benefit
Plans - (continued)

Obligations and Funded Status (continued):

Information for pension plans with accumulated benefit obligations in excess of plan assets was as follows:

                                                               As of
                                                             December 31,
                                                             ------------
                                                             2006    2005
                                                             ----    ----
                                                             (in millions)
Projected benefit obligation................................ $121    $118
Accumulated benefit obligation..............................  107     104
Fair value of plan assets...................................   75      71

Components of Net Periodic Benefit cost were as follows:

                                                   Years Ended December 31,
                                                   -----------------------
                                                                  Other
                                                    Pension     Postretirement
                                                     Benefits     Benefits
                                                   -----------  -----------
                                                   2006   2005  2006     2005
                                                   ----   ----  ----     ----
                                                      (in millions)
Service cost...................................... $ 6    $ 6   $--      $ 2
Interest cost ....................................   6      6     2        2
Expected return on plan assets ...................  (5)    (5)   --       --
Amortization of prior service cost ...............  --     --    --        1
Recognized actuarial loss (gain) .................   3      3    --       (1)
                                                   ---    ---   ---      ---
Net periodic benefit cost ........................ $10    $10   $ 2      $ 4
                                                   ===    ===   ===      ===

The amounts included in "Accumulated Other Comprehensive Income" expected to be recognized as components of net periodic cost in 2007 are as follows:

                                                                     Other
                                                        Pension  Postretirement
                                                        Benefits    Benefits
                                                        -------- --------------
                                                             (in millions)
Amortization of prior service cost.....................   $0.2        $0.1
Amortization of actuarial (gain) loss, net.............    0.3          --
                                                          ----        ----
Total..................................................   $0.5        $0.1
                                                          ====        ====

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 - Pension Benefit Plans and Other Postretirement Benefit Plans - (continued)

Projections for benefit payments for the next ten years are as follows:

Projected Employer Pension Benefits Payments

                                                Total      Total
     Year                                     Qualified Nonqualified Total
     ----                                     --------- ------------ -----
                                                     (in millions)
     2007                                        $ 6        $ 2       $ 8
     2008                                          5          2         7
     2009                                          6          2         8
     2010                                          6          2         8
     2011                                          7          2         9
     2012-2016                                    38         14        52

Projected Employer Postretirement Benefits Payments(includes Future Service Accruals)

                                                        Medicare
                                                Gross    Part D    Net
      Year                                     Payments Subsidy  Payments
      ----                                     -------- -------- --------
                                                     (in millions)
      2007                                      $ 1.7     $.1      $1.6
      2008                                        1.8      .2       1.6
      2009                                        1.8      .2       1.6
      2010                                        1.8      .1       1.7
      2011                                        1.9      .2       1.7
      2012-2016                                  10.0      .7       9.3

The information that follows shows supplemental information for the Company's defined benefit pension plans. Certain key summary data is shown separately for qualified plans and non-qualified plans.

Obligations and Funded Status:

                                                                         Years Ended December 31,
                                                         --------------------------------------------------------
                                                                     2006                         2005
                                                         ---------------------------  ---------------------------
                                                                               (in millions)
                                                         Qualified Nonqualified       Qualified Nonqualified
                                                           Plans      Plans     Total   Plans      Plans     Total
                                                         --------- ------------ ----- --------- ------------ -----
Benefit obligation at the end of year...................   $ 88        $ 33     $121    $ 85        $ 33     $118
Fair value of plan assets at end of year................     75          --       75      71          --       71
Funded status (assets less obligations).................    (13)        (33)     (46)    (14)        (33)     (47)
Unrecognized net actuarial loss.........................     --          --       --      42          11       53
Unrecognized prior service cost.........................     --          --       --       2          --        2
                                                           ----        ----     ----    ----        ----     ----
Prepaid (accrued) benefit cost..........................   $(13)       $(33)    $(46)   $ 30        $(22)    $  8
                                                           ====        ====     ====    ====        ====     ====
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost....................................   $ --        $ --     $ --    $ 30        $ --     $ 30
Accrued benefit liability(1)............................    (13)        (33)     (46)
Accrued benefit liability including minimum liability(1)     --          --       --     (33)        (29)     (62)
Intangible asset (1)....................................     --          --       --       2          --        2
Accumulated other comprehensive income..................     --          --       --      31           7       38
                                                           ----        ----     ----    ----        ----     ----
Net amount recognized...................................   $(13)       $(33)    $(46)   $ 30        $(22)    $  8
                                                           ====        ====     ====    ====        ====     ====
--------
(1) As a result of the adoption of SFAS 158 on December 31, 2006, these items are no longer applicable.

Components of net periodic benefit cost:
Service cost............................................   $  5        $  1     $  6    $  5        $  1     $  6
Interest cost...........................................      4           2        6       4           2        6
Expected return on plan assets..........................     (5)         --       (5)     (5)         --       (5)
Actuarial loss amortization.............................      3          --        3       2           1        3
                                                           ----        ----     ----    ----        ----     ----
Net periodic benefit cost...............................   $  7        $  3     $ 10    $  6        $  4     $ 10
                                                           ====        ====     ====    ====        ====     ====

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 - Pension Benefit Plans and Other Postretirement Benefit Plans - (continued)

Assumptions:

Weighted-average assumptions used to determine benefit obligation were as follows:

                                                Years Ended December 31,
                                              ------------------------------
                                                                  Other
                                                               Postretirement
                                              Pension Benefits   Benefits
                                              ------- -------- -------------
                                               2006     2005   2006    2005
                                              ------- -------- ----   -----
Discount rate................................  5.75%    5.50%  5.75%   5.50%
Rate of compensation increase................  4.00%    4.00%   N/A     N/A
Health care trend rate for following year....   N/A      N/A   9.50%  10.00%
Ultimate trend rate..........................   N/A      N/A   5.00%   5.00%
Year ultimate rate reached...................   N/A      N/A   2016    2016

Weighted-average assumptions used to determine net periodic benefit cost were as follows:

                                                 Years Ended December 31,
                                              -----------------------------
                                                                   Other
                                                               Postretirement
                                              Pension Benefits   Benefits
                                              ------- -------- ------------
                                               2006     2005    2006    2005
                                              ------- -------- -----   -----
Discount rate................................  5.50%    5.75%   5.50%   5.75%
Expected long-term return on plan assets.....  8.25%    8.25%    N/A     N/A
Rate of compensation increase................  4.00%    4.00%    N/A     N/A
Health care trend rate for following year....   N/A      N/A   10.00%  10.50%
Ultimate trend rate..........................   N/A      N/A    5.00%   5.00%
Year ultimate rate reached...................   N/A      N/A    2016    2016

The Company generally determines the assumed long-term rate of return on plan assets based on the rate expected to be earned for plan assets. The asset mix based on the long-term investment policy and range of target allocation percentages of the plans and the Capital Asset Pricing Model are used as part of that determination.

As of December 31, 2006 and 2005, the total accumulated Post-Retirement Benefit Plan obligation was $28 million and $35 million, respectively. The accumulated post-retirement benefit obligation for fully eligible active employees was $3 million as of December 31, 2006 and $4 million as of December 31, 2005. The accumulated post-retirement benefit obligation for ineligible active employees was $4 million as of December 31, 2006 and 2005. For measurement purposes as of December 31, 2006, a 9.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2006 for both pre-65 and post-65 coverage.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 - Pension Benefit Plans and Other Postretirement Benefit Plans - (continued)

Assumed health care cost trend rates have a significant effect on the amounts reported for the healthcare plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                               1-Percentage   1-Percentage
                                              Point Increase Point Decrease
                                              -------------- --------------
                                                      (in millions)
Effect on total service and interest costs
  in 2006....................................      $0.1          $(0.1)
Effect on postretirement benefit obligations
  as of December 31, 2006....................      $  2          $  (1)

Plan Assets

The Company's weighted-average asset allocations for its U.S. Cash Balance Plan at December 31, 2006 and 2005 by asset category were as follows:

                                                               Plan Assets
                                                             at December 31,
                                                             --------------
                                                             2006    2005
                                                             ----    ----
Asset Category
--------------
Equity securities...........................................  66%     65%
Fixed maturity securities...................................  29      31
Real estate.................................................   5       4
                                                             ---     ---
Total....................................................... 100%    100%
                                                             ===     ===

The target asset allocations for the Company's pension plans are summarized below for major asset categories:

Asset Category
--------------
Equity securities........................................... 40% - 80%
Fixed maturity securities................................... 20% - 60%
Real estate.................................................  0% - 5%

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 8 - Commitments and Contingencies

Commitments

As of December 31, 2006, the Company had outstanding commitments involving five mortgage applications in the United States for a total of $38 million to be disbursed in 2007.

On December 19, 2006 the Company entered into a purchase and sale agreement to acquire $154 million of real estate to be held for investment. The purchase closed on February 6, 2007.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The approximate minimum aggregate rental commitments on the ground lease together with other rental office space commitments were as follows:

                                                        Operating
                                                         Leases
                                                      -------------
                                                      (in millions)
             2007....................................     $  2
             2008....................................        2
             2009....................................        2
             2010....................................        2
             2011....................................        2
             Thereafter..............................      200
                                                          ----
             Total...................................     $210
                                                          ====

There were no other material operating leases in existence as of December 31, 2006.

Legal Proceedings. The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming it as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer and taxpayer. In addition, state regulatory bodies, state attorneys general, the United States Securities and Exchange Commission, the National Association of Securities Dealers, Inc. and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company's compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. As with many other companies in the financial services industry, the Company has been requested or required by such government and regulatory authorities to provide information with respect to market timing, late trading and sales compensation and broker-dealer practices with respect to variable investment options underlying variable life and annuity products and other separate account products. It is believed that these inquiries are similar to those made to many financial service companies by various agencies into practices, policies and procedures relating to trading in mutual fund shares and sales compensation and broker-dealer practices. The Company intends to continue to cooperate fully with government and regulatory authorities in connection with their respective inquiries. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its consolidated financial position.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 9 - Shareholder's Equity

Capital Stock

The Company has two classes of capital stock:

Preferred stock, $1.00 par value, 50,000,000 shares authorized, 100,000 shares issued and outstanding at December 31, 2006 and 2005.

Common stock, $1.00 par value, 50,000,000 shares authorized at December 31, 2006 and 2005, 4,728,935 shares issued and outstanding at December 31, 2006 (4,728,934 issued and outstanding at December 31, 2005).

Accumulated Other Comprehensive Income

Changes in accumulated other comprehensive income for the years indicated are presented below:

                                                                                  Net
                                                                      Net     Accumulated   Foreign    Minimum    Accumulated
                                                                   Unrealized   Gain on    Currency    Pension       Other
                                                                     Gains     Cash Flow  Translation Liability  Comprehensive
                                                                    (Losses)    Hedges    Adjustment  Adjustment    Income
                                                                   ---------- ----------- ----------- ---------- -------------
                                                                                          (in millions)
Balance at January 1, 2004........................................   $ 635        $ 3        $158        $ (3)       $ 793
Gross unrealized gains (net of deferred income tax expense of $65
  million)........................................................     120                                             120
Reclassification adjustment for gains realized in net income
(net of deferred income tax expense of $75 million)...............    (140)                                           (140)
Adjustment for participating group annuity contracts (net of
  deferred income tax benefit of $10 million).....................     (18)                                            (18)
Adjustment for deferred acquisition costs and deferred sales
  inducements (net of deferred income tax expense of $7 million)        13                                              13
                                                                     -----                                           -----
Net unrealized losses.............................................     (25)                                            (25)
Foreign currency translation adjustment...........................                             55                       55
Minimum pension liability (net of deferred income tax benefit of
  $0).............................................................                                         (1)          (1)
Net gains on cash flow hedges (net of deferred income tax expense
  of $3 million)..................................................                  6                                    6
                                                                     -----        ---        ----        ----        -----
Balance at December 31, 2004......................................   $ 610        $ 9        $213        $ (4)       $ 828
                                                                     =====        ===        ====        ====        =====

                                                                                  Net
                                                                      Net     Accumulated   Foreign    Minimum    Accumulated
                                                                   Unrealized   Gain on    Currency    Pension       Other
                                                                     Gains     Cash Flow  Translation Liability  Comprehensive
                                                                    (Losses)    Hedges    Adjustment  Adjustment    Income
                                                                   ---------- ----------- ----------- ---------- -------------
                                                                                          (in millions)
Balance at January 1, 2005........................................   $ 610        $ 9        $213        $ (4)       $ 828
Gross unrealized losses (net of deferred income tax benefit of $30
  million)........................................................     (55)                                            (55)
Reclassification adjustment for gains realized in net income
(net of deferred income tax expense of $59 million)...............    (111)                                           (111)
Adjustment for participating group annuity contracts (net of
  deferred income tax benefit of $7 million)......................     (15)                                            (15)
Adjustment for deferred acquisition costs and deferred sales
  inducements (net of deferred income tax expense of $22 million)       42                                              42
                                                                     -----                                           -----
Net unrealized losses.............................................    (139)                                           (139)
Foreign currency translation adjustment...........................                             --                       --
Minimum pension liability (net of deferred income tax benefit of
  $11 million)....................................................                                        (21)         (21)
Net (losses) on cash flow hedges (net of deferred income tax
  benefit of $0)..................................................                 (1)                                  (1)
                                                                     -----        ---        ----        ----        -----
Balance at December 31, 2005......................................   $ 471        $ 8        $213        $(25)       $ 667
                                                                     =====        ===        ====        ====        =====

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                                                                       Additional
                                                                      Net                             Pension and
                                                          Net     Accumulated   Foreign    Minimum   Postretirement  Accumulated
                                                       Unrealized   Gain on    Currency    Pension    Unrecognized      Other
                                                         Gains     Cash Flow  Translation Liability   Net Periodic  Comprehensive
                                                        (Losses)    Hedges    Adjustment  Adjustment      Cost         Income
                                                       ---------- ----------- ----------- ---------- -------------- -------------
                                                                                     (in millions)
Balance at January 1, 2006............................    $471        $ 8        $213        $(25)        $  0          $667
Gross unrealized losses (net of deferred income tax
  benefit of $36 million).............................     (67)                                                          (67)
Reclassification adjustment for losses realized in net
  income (net of deferred income tax benefit of $12
  million)............................................      22                                                            22
Adjustment for participating group annuity contracts
  (net of deferred income tax expense of $15
  million)............................................      28                                                            28
Adjustment for deferred acquisition costs and
  deferred sales inducements (net of deferred
  income tax benefit of $11 million)                       (21)                                                          (21)
                                                          ----                                                          ----
Net unrealized losses.................................     (38)                                                          (38)
Foreign currency translation adjustment...............                              7                                      7
Minimum pension liability (net of deferred income
  tax expense of $3 million)..........................                                          5                          5
SFAS 158 transition adjustment........................                                         20          (22)           (2)
Net accumulated (losses) on cash flow hedges (net
  of deferred income tax expense of $ 0)..............                 --                                                 --
                                                          ----        ---        ----        ----         ----          ----
Balance at December 31, 2006..........................    $433        $ 8        $220        $ --         $(22)         $639
                                                          ====        ===        ====        ====         ====          ====

Net unrealized investment gains included in the consolidated balance sheets as a component of shareholder's equity are summarized below:

                                                                        2006   2005   2004
                                                                        ----  ------ ------
                                                                           (in millions)
As of December 31:
Balance, end of year comprises:
   Unrealized investment gains (losses) on:
       Fixed maturities available for sale ............................ $590  $  795 $1,073
       Equity securities available for sale............................  412     262    226
       Other, net......................................................   (7)      8     20
                                                                        ----  ------ ------
Total .................................................................  995   1,065  1,319

Amounts of unrealized investment gains (losses) attributable to:
       Deferred acquisition costs and deferred sales inducements ......  122      90    154
       Participating group annuity contracts ..........................  208     251    228
       Deferred federal income taxes...................................  233     253    327
                                                                        ----  ------ ------
Total..................................................................  562     594    709
                                                                        ----  ------ ------
Net unrealized investment gains........................................ $433  $  471 $  610
                                                                        ====  ====== ======

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 9 - Shareholder's Equity - (continued) Statutory Results

JH USA prepares its statutory basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile.

Statutory net income and statutory capital and surplus were as follows:

                                                              2006  2005  2004
                                                             ------ ---- ------
                                                               (in millions)
Statutory net income........................................ $  184 $ 11 $  304
Statutory capital and surplus...............................  1,426  945  1,165

JH USA is subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

As a result of the demutualization of MLI there are regulatory restrictions on the amounts of participating profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

Note 10 - Segment Information

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets and distribution channels.

Protection Segment. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, and direct marketing.

Wealth Management Segment. Offers individual and group annuity contracts and group pension contracts. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

Corporate Segment. Includes corporate operations primarily related to certain financing activities and income on capital not specifically allocated to the reporting segments. The Company's reinsurance operations are also reported in this segment. Reinsurance refers to the transfer of all or part of certain risks related to policies issued by the Company to a reinsurer, or to the assumption of risk from other insurers.

The accounting policies of the segments are the same as those described above in Note 1 - Summary of Significant Accounting Policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The following tables summarize selected financial information by segment for the periods indicated:

                                                                                           Wealth
                                                                              Protection Management Corporate Consolidated
                                                                              ---------- ---------- --------- ------------
                                                                                             (in millions)
Year ended December 31, 2006
Revenues:
   Revenue from external customers...........................................  $ 1,483    $ 1,632    $  382     $  3,497
   Net investment income.....................................................      712        225       226        1,163
   Net realized investment gains (losses)....................................       79         20       (94)           5
                                                                               -------    -------    ------     --------
   Revenues..................................................................  $ 2,274    $ 1,877    $  514     $  4,665
                                                                               =======    =======    ======     ========
Net income (loss):...........................................................  $   197    $   324    $   (9)    $    512
                                                                               =======    =======    ======     ========
Supplemental Information:
   Equity in net income of investees accounted for by the equity method......       --         --    $   (1)    $     (1)
   Carrying value of investments accounted for by the equity method..........       --         --        36           36
   Amortization of deferred acquisition costs and deferred sales inducements.  $   235    $   303        (9)         529
   Interest expense..........................................................       --         21         5           26
   Income tax expense........................................................      104        115         4          223
   Segment assets............................................................   19,051     95,752     9,809      124,612

                                                                                           Wealth
                                                                              Protection Management Corporate Consolidated
                                                                              ---------- ---------- --------- ------------
                                                                                             (in millions)
Year ended December 31, 2005
Revenues:
   Revenue from external customers...........................................  $ 1,207    $ 1,225    $  207     $  2,639
   Net investment income.....................................................      723        220       226        1,169
   Net realized investment gains.............................................       92         32        85          209
                                                                               -------    -------    ------     --------
   Revenues..................................................................  $ 2,022    $ 1,477    $  518     $  4,017
                                                                               =======    =======    ======     ========
   Net income:...............................................................  $   151    $   272    $  125     $    548
                                                                               =======    =======    ======     ========
Supplemental Information:
   Equity in net income of investees accounted for by the equity method......       --         --    $    1     $      1
   Carrying value of investments accounted for by the equity method..........       --         --        38           38
   Amortization of deferred acquisition costs and deferred sales inducements.  $    74    $   243         5          322
   Interest expense..........................................................       --         26         3           29
   Income tax expense........................................................       81         95        71          247
   Segment assets............................................................   17,675     76,219     7,766      101,660

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                                                           Wealth
                                                                              Protection Management Corporate Consolidated
                                                                              ---------- ---------- --------- ------------
                                                                                             (in millions)
Year ended December 31, 2004
Revenues:
   Revenue from external customers...........................................  $ 1,095    $   931    $  291     $ 2,317
   Net investment income.....................................................      713        230       205       1,148
   Net realized investment gains.............................................      184         52        49         285
                                                                               -------    -------    ------     -------
   Revenues..................................................................  $ 1,992    $ 1,213    $  545     $ 3,750
                                                                               =======    =======    ======     =======
Net income...................................................................  $   161    $   131    $  167     $   459
                                                                               =======    =======    ======     =======
Supplemental Information:
   Equity in net income of investees accounted for by the equity method......       --         --    $    1     $     1
   Carrying value of investments accounted for by the equity method..........       --         --        42          42
   Amortization of deferred acquisition costs and deferred sales inducements.  $   150    $   194        14         358
   Interest expense..........................................................       --         20         2          22
   Income tax expense........................................................       53         21        94         168
   Segment assets............................................................   16,785     62,662     5,907      85,354

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 11 - Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented below do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented below.

For fixed maturity securities and equity securities, fair values were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

The fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

The fair values of policy loans, short term investments, and cash and cash equivalents approximated their respective carrying values.

The fair values of fixed rate deferred and immediate annuities, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

Fair values of derivative financial instruments were based on current settlement values. These values were based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

The fair value of commitments approximated the amount of the outstanding commitment.

The following table presents the carrying values and fair values of the Company's financial instruments:

                                                        December 31,
                                              ---------------------------------
                                                    2006             2005
                                              ---------------- ----------------
                                              Carrying  Fair   Carrying  Fair
                                               Value    Value   Value    Value
                                              -------- ------- -------- -------
                                                        (in millions)
Assets:
   Fixed maturities.......................... $11,629  $11,629 $11,770  $11,770
   Equity securities.........................   1,034    1,034     584      584
   Mortgage loans on real estate.............   2,446    2,478   2,410    2,475
   Policy loans..............................   2,340    2,340   2,187    2,187
   Short term investments....................     645      645     549      549
   Cash and cash equivalents.................   4,112    4,112   2,591    2,591
   Derivative financial instruments..........      39       39       8        8

Liabilities:
   Fixed rate deferred and immediate
     annuities...............................   2,318    2,280   2,355    2,322
   Derivative financial instruments..........      91       91      41       41
   Commitments...............................      --      402      --       90

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 12 - Certain Separate Accounts

The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below. The Company also has an immaterial amount of variable life insurance contracts in force, which will not be discussed further.

During 2006 and 2005, there were no gains or losses on transfers of assets from the general account to the separate account. The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in policyholder benefits in the consolidated statements of income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of income.

The variable annuity contracts are issued through separate accounts and the Company contractually guarantees the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals,
(b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Contracts issued after December 31, 2002 have a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship. As of December 31, 2006, 28% of the inforce contract values have reduction of benefit on a dollar-for-dollar basis, and 72% on a proportional basis.

In May 1998, the Company introduced a Guaranteed Income Benefit Rider (GRIP), which provided a guaranteed minimum annuity payout if the policyholder elected to annuitize after holding the policy for at least 7 years. In 2001, the GRIP rider was replaced by a newer version, GRIP II, which required a 10 year waiting period and charged a higher ride fee. GRIP III, which replaced GRIP II after May, 2003, provided a less generous benefit base with a higher rider charge. The Company discontinued sales of GRIP III riders in 2005.

In 2004, the Company introduced a Guaranteed Minimum Withdrawal Benefit Rider
(GMWB) named Principal Plus (PP). This rider provides a guaranteed withdrawal amount referred to as the Guaranteed Withdrawal Balance (GWB) as long as withdrawals do not exceed 5% of the GWB per annum. In 2005, a newer version of GMWB rider, Principal Plus for Life (PPFL) was introduced. This new rider retains all the features of the PP rider and adds an alternative guarantee of a Lifetime Income Amount available for the life of the covered person. In February 2006, the PPFL rider was upgraded to a new "Enhanced" version featuring key change to the Step-Up option. Previously, Step-Ups occurred automatically every third contract year until the thirtieth year. After the upgrade, Step-Ups will begin to occur annually after the ninth year.

In October 2006, the Company added two new versions of the "Enhanced PPFL" rider to the PPFL family:

    . Principal Plus For Life PLUS Automatic Annual Step-Up, provides clients with the additional advantage that the Step-Up feature will occur annually beginning with the very first contract anniversary.

    . Principal Plus For Life PLUS Spousal Protection, provides clients with the additional advantage the rider will continue to provide the spouse with a guaranteed lifetime income even after the owner's death.

Reinsurance has been utilized to mitigate risk related to Guaranteed Minimum Death Benefits ("GMDB") and Guaranteed Minimum Income Benefits ("GMIB").

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

As of December 31, 2006 and 2005, the Company had the following variable contracts with guarantees:

                                                   December 31,   December 31,
                                                       2006           2005
                                                   ------------   ------------
                                                   (in millions, except percent)
Guaranteed minimum death benefit:
Return of net deposits in the event of death:
   Account value..................................   $11,869        $ 6,976
   Net amount at risk - gross.....................         4              7
   Net amount at risk - net.......................         1              1

Return of net deposits plus a minimum return in
  the event of death:
   Account value..................................   $   786        $   842
   Net amount at risk - gross.....................       150            176
   Net amount at risk - net.......................        --             --
   Guaranteed minimum return rate.................         5%             5%

Highest specified anniversary account value minus
  withdrawals post anniversary in the event of
  death:
   Account value..................................   $30,956        $26,828
   Net amount at risk - gross.....................     1,309          1,865
   Net amount at risk - net.......................        53             81

Guaranteed Minimum Income Benefit:
   Account value..................................   $11,277        $11,477
   Net amount at risk - gross.....................     1,137          1,332
   Net amount at risk - net.......................        27             25

Guaranteed Minimum Withdrawal Benefit:
   Account value..................................   $19,275        $10,179
   Net amount at risk - gross.....................         1              3
   Net amount at risk - net.......................         1              3

The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the consolidated balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level. The table above shows the net amount at risk both gross and net of reinsurance.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Account balances of variable contracts with guarantees invest in variable separate accounts in various mutual funds with the following characteristics:

                                                                 December 31,  December 31,
Type of Fund                            Index                        2006          2005
------------         ------------------------------------------- ------------- ------------
                                                                 (in billions)
Large Cap Equity.... S&P 500                                         $10.8        $ 9.9
High Quality Bond... Ibbottson US Intermediate term Gov't Bond         4.6          4.3
High Yield Bond..... Ibbottson Domestic High Yield Bond                0.5          0.6
Balanced............ 60% Large Cap Equity, 40% High Quality Bond      22.6         14.4
Small Cap Equity.... Ibbottson US Small Cap Stock                      3.0          3.4
International Equity MSCI EAFE                                         1.4          1.3
Global Equity....... MSCI World                                        0.6          0.6
Real Estate......... NAREIT                                            0.4          0.3
                                                                     -----        -----
   Total............                                                 $43.9        $34.8
                                                                     =====        =====

The reserve roll forwards for the separate accounts as of December 31, 2006 and 2005 were as follows:

                                                                       Guaranteed
                                                                        Minimum
                                           Guaranteed     Guaranteed   Withdrawal
                                         Minimum Death  Minimum Income  Benefit
                                         Benefit (GMDB) Benefit (GMIB)   (GMWB)   Totals
                                         -------------- -------------- ---------- ------
                                                          (in millions)
Balance at January 1, 2006..............      $ 39          $(187)        $(14)   $(162)
Incurred guarantee benefits.............       (51)           (33)          --      (84)
Other reserve changes...................        92            428          109      629
                                              ----          -----         ----    -----
Balance at December 31, 2006............        80            208           95      383
Reinsurance recoverable.................       (35)          (518)          --     (553)
                                              ----          -----         ----    -----
Net balance at December 31, 2006........      $ 45          $(310)        $ 95    $(170)
                                              ====          =====         ====    =====
Balance at January 1, 2005..............      $ 65          $ 121         $(24)   $ 162
Incurred guarantee benefits.............       (81)            --           --      (81)
Other reserve changes...................        91             48           10      149
                                              ----          -----         ----    -----
Balance at December 31, 2005............        75            169          (14)     230
Reinsurance recoverable.................        36            356           --      392
                                              ----          -----         ----    -----
Net balance at December 31, 2005........      $ 39          $(187)        $(14)   $(162)
                                              ====          =====         ====    =====

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The gross reserves and ceded assets for GMDB and the gross reserves for GMIB were determined using SOP 03-1, whereas the ceded asset for GMIB and gross reserve for GMWB were determined in accordance with SFAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts as of December 31, 2006 and 2005:

    . Data used included 1,000 stochastically generated investment performance scenarios. For SFAS 133 calculations, risk neutral scenarios have been used.

    . Mean return and volatility assumptions have been determined for each of the asset classes noted above.

    . For 2006, annuity mortality was based on 1994 MGDB table multiplied by factors varied by rider types (living benefit/GMDB only) and qualified/non-qualified business (2005 - Annuity mortality was assumed to be 90% of the Annuity 2000 table).

    . Annuity base lapse rates vary by contract type and duration and range from 1% to 42 % (2005 - 1% to 45%).

    .  Partial withdrawal rates are approximately 4% per year.

    . The discount rate is 7.0% (inforce issued before 2004) or 6.4% (inforce issued after 2003) in the SOP 03-1 calculations and 5.24% (2005 - 5.00%) for SFAS 133 calculations.

Note 13 - Deferred Acquisition Costs and Deferred Sales Inducements

The components of the change in Deferred Acquisition Costs were as follows:

                                                              2006    2005
For the year ended December 31,                              ------  ------
                                                              (in millions)
Balance, January 1.......................................... $4,112  $3,448
Capitalization..............................................  1,115     940
Amortization................................................   (494)   (293)
Transfer of Taiwan operations - Note 15.....................     --     (47)
Effect of net unrealized gains on available-for-sale
  securities................................................    (32)     64
                                                             ------  ------
Balance, December 31........................................ $4,701  $4,112
                                                             ======  ======

The components of the change in Deferred Sales Inducements were as follows:

                                                             2006   2005
For the year ended December 31,                              ----   ----
                                                             (in millions)
Balance, January 1.......................................... $231   $228
Capitalization..............................................   39     36
Amortization................................................  (35)   (29)
Transfer of Taiwan operations - Note 15.....................   --     (4)
                                                             ----   ----
Balance, December 31........................................ $235   $231
                                                             ====   ====

Note 14 - Share Based Payments

The Company participates in the stock compensation plans of MFC. The Company adopted the fair-value-based method of accounting for share-based payments effective January 1, 2002 using the prospective method described in SFAS
No. 148, Accounting for Stock-Based Compensation-Transition and Disclosure. The Company uses the Black-Scholes option pricing model to estimate the value of stock options granted to employees and continues to use this model after adopting SFAS 123R on January 1, 2006. Had the Company adopted SFAS 123R in prior periods, the impact of that guidance would have approximated the impact of SFAS 123. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S. generally accepted accounting principles, is recorded in the accounts of the Company in other operating costs and expenses.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Stock Options (ESOP)

Certain employees of the Company are provided compensation in the form of stock options, deferred share units ("DSUs"), and restricted share units ("RSUs") in MFC. The fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to the Company's employees is recognized in the accounts of the Company over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to the Company's employees is recognized in the accounts of the Company over the vesting periods of the units.

Under MFC's Executive Stock Option Plan ("ESOP"), stock options are granted to selected individuals. Options provide the holder with the right to purchase common shares at an exercise price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. A total of 73.6 million common shares have been reserved for issuance under the ESOP.

MFC grants DSUs under the ESOP and the Stock Plan for Non-Employee Directors. Under the ESOP, the holder is entitled to receive cash payment equal to the value of the same number of common shares plus credited dividends on retirement or termination of employment. These DSUs vested over a three-year period and each DSU entitles the holder to receive one common share on retirement or termination of employment. When dividends are paid on MFC's common shares, holders of DSUs are deemed to receive dividends at the same rate, payable in the form of additional DSUs. Under the Stock Plan for Non-Employee Directors, each eligible director may elect to receive his or her annual director's retainer and fees in DSUs or common shares in lieu of cash. Upon termination of board service, an eligible director who has elected to receive DSUs will be entitled to receive cash equal to the value of the DSUs accumulated in his or her account or, at his or her direction, an equivalent number of common shares. A total of one million common shares of MFC have been reserved for issuance under the Stock Plan for Non-Employee Directors. In 2006, MFC issued a total of 181,000 DSUs (2005 - 182,000) to certain employees who elected to defer receipt of all or part of their annual bonus. Also in 2006, MFC issued a total of 720,000 DSUs (2005 - 0) to certain employees who elected to defer payment of all or part of their 2004 restricted share units. Restricted share units are discussed below. The DSUs issued in 2006 and 2005 vested immediately upon issue.

Global Share Ownership Plan (GSOP)

Effective January 1, 2001, MFC established the Global Share Ownership Plan ("GSOP") for its eligible employees and the Stock Plan for Non-Employee Directors. Under the GSOP, qualifying employees can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match a percentage of the employee's eligible contributions to certain maximums. MFC's contributions vest immediately. All contributions are used by the GSOP's trustee to purchase common shares in the open market. The Company's compensation expense related to the GSOP was $0.9 million for the year ended December 31, 2006 (2005 - $0.3 million; 2004 - $0.6 million).

Director Equity Incentive Plan (DEIP)

MFC had previously granted stock options to directors under the Director Equity Incentive Plan ("DEIP"). There were no stock options granted under the DEIP in 2006 or 2005, as a result of a decision made by the MFC Board of Directors in 2004 to permanently discontinue stock option grants to directors. A total of 500,000 common shares of MFC had been reserved for issuance under the DEIP.

Restricted Share Unit Plan (RSU)

In 2003, MFC established the Restricted Share Unit ("RSU") Plan. For the year ended December 31, 2006, MFC granted a total of 1.6 million (2005 - 1.8 million) RSUs to certain eligible employees under this plan. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares, plus credited dividends, at the time the RSUs vest. RSUs vest three years from the grant date, subject to performance conditions, and the related compensation expense is recognized over this period, except where the employee is eligible to retire prior to the vesting date, in which case the cost is recognized over the period between the grant date and the date on which the employee is eligible to retire. The Company's compensation expense related to RSUs was $13.8 million for the year ended December 31, 2006 (2005 - $27.4 million; 2004 - $0).

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The Company's portion of MFC DSU unit awards outstanding during 2006 was as follows:

                                                                DSUs
                                                             Outstanding
                                                             -----------
Outstanding, January 1, 2006................................   306,888
Granted.....................................................    11,846
Redeemed....................................................   (50,548)
Forfeited...................................................       (--)
Dividends Reinvested........................................     5,466
                                                               -------
Outstanding, December 31, 2006..............................   273,652
                                                               =======

The Company's portion of MFC RSU grants outstanding during 2006 was as follows:

                                                                RSUs
                                                             Outstanding
                                                             -----------
Outstanding, January 1, 2006................................   901,417
Granted.....................................................   353,340
Redeemed....................................................  (537,665)
Forfeited...................................................   (19,976)
Dividends Reinvested........................................    24,381
                                                              --------
Outstanding, December 31, 2006..............................   721,497
                                                              ========

The following table summarizes the Company's stock option awards outstanding and the weighted average exercise price during the year ended December 31, 2006:

                                                        December 31, 2006
                                                   ---------------------------
                                                              Weighted Average
                                                    Options    Exercise Price
                                                   ---------  ----------------
Outstanding, January 1, 2006...................... 5,384,262       $19.28
Granted...........................................   754,616       $32.56
Exercised.........................................  (611,554)      $18.02
Forfeited.........................................   (41,244)      $26.41
                                                   ---------
Outstanding, December 31, 2006.................... 5,486,080       $21.19
                                                   =========
Exercisable, December 31, 2006.................... 3,655,146       $18.39
                                                   =========

The market value of MFC common shares at December 31, 2006 was $33.62.

The weighted average fair value of each option granted in 2006 has been estimated at $32.56 using the Black-Scholes option-pricing model. The weighted average assumptions used in the determination of the fair value of each option are as follows:

                                          For the Years Ended December 31,
                                         ----------------------------------
                                            2006        2005        2004
                                         ----------  ----------  ----------
Dividend Yield..........................       1.94%       1.90%       1.80%
Expected Volatility.....................      20.00%      20.00%      22.50%
Risk - Free Interest Rate...............       4.11%       3.70%       3.70%
Expected Life of Stock Option........... 6.50 years  6.00 years  6.00 years

The Company recorded compensation expense for stock options granted of $4.5 million during the year ended December 31, 2006 (2005 - $4.5 million; 2004 - $0).

In aggregate, the Company recorded share based compensation expense of $19.2 million for the year ended December 31, 2006 (2005 - $32.2 million; 2004 - $0.6 million).

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 15 - Taiwan Branch Transfer and Subsequent Reinsurance of Taiwan Business back to the Company

Effective January 1, 2005, the Company transferred its Taiwan branch operations to an affiliate, Manulife (International) Limited (MIL). Assets of $295 million and liabilities of $176 million were transferred. The loss on the intercompany transfer of $77 million, net of tax benefit of $42 million, was accounted for as a transaction between entities under common control and recorded as a reduction to additional paid in capital.

During the fourth quarter of 2005, a block of business of the Taiwan branch was transferred back to the Company through reinsurance, in two steps. First MIL entered into a modified coinsurance agreement with an affiliate, Manufacturers Life Reinsurance Limited (MLRL), transferring the business to MLRL. Then MLRL entered into a modified coinsurance agreement with the Company, transferring the business to the Company. The Company recorded reinsurance recoverable of $152 million, assumed policyholder liabilities of $123 million, and received a ceding commission of $102 million. These transactions were also accounted for as transactions between entities under common control, and the gain of $85 million, net of tax expense of $46 million, was recorded as an increase to additional paid in capital.

The net effect on the Company's additional paid in capital for the transfer and reinsurance of the Taiwan branch business was an increase of $8 million in 2005.

Subsequent to the transfer it was determined that reserves on the Taiwan business needed to be strengthened by $10 million net of tax benefit of $5 million. This activity was reported in the Company's 2005 consolidated statement of income.

Note 16 - Subsequent Events

Pursuant to a senior promissory note dated March 1, 2007, the Company borrowed $477 million from an affiliate, Manulife Holdings (Delaware) LLC. Interest is calculated at a fluctuating rate equal to 3 month LIBOR plus 33.5 basis points and is payable quarterly. The interest rate was 5.68% as of March 15, 2007. The note matures on December 15, 2016.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Audited Financial Statements

Year ended December 31, 2006 with Report of Independent Registered Public Accounting Firm

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

                         Audited Financial Statements

                         Year ended December 31, 2006

                                   Contents

Report of Independent Registered Public Accounting Firm....................   3

Statements of Assets and Owners' Equity....................................   6

Statements of Operations and Changes in Contract Owners' Equity............  10

Notes to Financial Statements..............................................  78

   Organization............................................................  78

   Significant Accounting Policies.........................................  80

   Contract Charges........................................................  80

   Purchases and Sales of Investments......................................  81

   Transactions with Affiliates............................................  84

   Diversification Requirements............................................  85

   Financial Highlights....................................................  86

   Details of Net Investment Income........................................ 165

            Report of Independent Registered Public Accounting Firm

To the Contract Owners of
John Hancock Life Insurance Company (U.S.A.) Separate Account A

We have audited the accompanying statements of assets and contract owners' equity of John Hancock Life Insurance Company (U.S.A.) Separate Account A (the "Account"), comprised of the following sub-accounts;

500 Index Trust B Series 0                    Dynamic Growth Trust Series 1
500 Index Trust Series 1                      Emerging Growth Trust Series 0
Active Bond Trust Series 0                    Emerging Growth Trust Series 1
Active Bond Trust Series 1                    Emerging Small Company Trust Series 0
All Asset Portfolio Series 0                  Emerging Small Company Trust Series 1
All Asset Portfolio Series 1                  Equity-Income Trust Series 0
All Cap Core Trust Series 0                   Equity-Income Trust Series 1
All Cap Core Trust Series 1                   Financial Services Trust Series 0
All Cap Growth Trust Series 0                 Financial Services Trust Series 1
All Cap Growth Trust Series 1                 Frontier Capital Appreciation Trust
All Cap Value Trust Series 0                  Fundamental Value Trust Series 0
All Cap Value Trust Series 1                  Fundamental Value Trust Series 1
American Blue Chip Income and Growth          Global Allocation Trust Series 0
  Trust Series 1                              Global Allocation Trust Series 1
American Bond Trust Series 1                  Global Bond Trust Series 0
American Growth Trust Series 1                Global Bond Trust Series 1
American Growth-Income Trust Series 1         Global Trust Series 0
American International Trust Series 1         Global Trust Series 1
Blue Chip Growth Trust Series 0               Growth & Income Trust Series 0
Blue Chip Growth Trust Series 1               Health Sciences Trust Series 0
Bond Index Trust B Series 0                   Health Sciences Trust Series 1
Brandes International Equity Trust            High Yield Trust Series 0
Business Opportunity Value Trust              High Yield Trust Series 1
Capital Appreciation Trust Series 0           Income & Value Trust Series 0
Capital Appreciation Trust Series 1           Income & Value Trust Series 1
Classic Value Trust Series 0                  International Core Trust Series 0
Classic Value Trust Series 1                  International Core Trust Series 1
Core Bond Trust Series 0                      International Equity Index Trust A Series 1
Core Bond Trust Series 1                      International Equity Index Trust B Series 0
Core Equity Trust Series 0                    International Opportunities Trust Series 0
Core Equity Trust Series 1                    International Opportunities Trust Series 1
CSI Equity Trust                              International Small Cap Trust Series 0
Dynamic Growth Trust Series 0                 International Small Cap Trust Series 1

            Report of Independent Registered Public Accounting Firm

International Value Trust Series 0         Quantitative Value Trust Series 0
International Value Trust Series 1         Quantitative Value Trust Series 1
Investment Quality Bond Trust Series 0     Real Estate Securities Trust Series 0
Investment Quality Bond Trust Series 1     Real Estate Securities Trust Series 1
Large Cap Growth Trust Series 0            Real Return Bond Trust Series 0
Large Cap Growth Trust Series 1            Real Return Bond Trust Series 1
Large Cap Trust Series 0                   Science & Technology Trust Series 0
Large Cap Trust Series 1                   Science & Technology Trust Series 1
Large Cap Value Trust Series 0             Short-Term Bond Trust Series 0
Large Cap Value Trust Series 1             Small Cap Growth Trust Series 0
Lifestyle Aggressive Trust Series 0        Small Cap Index Trust Series 0
Lifestyle Aggressive Trust Series 1        Small Cap Index Trust Series 1
Lifestyle Balanced Trust Series 0          Small Cap Opportunities Trust Series 0
Lifestyle Balanced Trust Series 1          Small Cap Opportunities Trust Series 1
Lifestyle Conservative Trust Series 0      Small Cap Trust Series 0
Lifestyle Conservative Trust Series 1      Small Cap Trust Series 1
Lifestyle Growth Trust Series 0            Small Cap Value Trust Series 0
Lifestyle Growth Trust Series 1            Small Company Trust Series 0
Lifestyle Moderate Trust Series 0          Small Company Trust Series 1
Lifestyle Moderate Trust Series 1          Small Company Value Trust Series 0
Managed Trust Series 0                     Small Company Value Trust Series 1
Mid Cap Core Trust Series 0                Special Value Trust Series 0
Mid Cap Core Trust Series 1                Special Value Trust Series 1
Mid Cap Index Trust Series 0               Strategic Bond Trust Series 0
Mid Cap Index Trust Series 1               Strategic Bond Trust Series 1
Mid Cap Stock Trust Series 0               Strategic Income Trust Series 0
Mid Cap Stock Trust Series 1               Strategic Income Trust Series 1
Mid Cap Value Trust Series 0               Strategic Opportunities Trust Series 0
Mid Cap Value Trust Series 1               Strategic Opportunities Trust Series 1
Mid Value Trust Series 0                   Strategic Value Trust Series 0
Money Market Trust B Series 0              Strategic Value Trust Series 1
Money Market Trust Series 1                Total Return Trust Series 0
Natural Resources Trust Series 0           Total Return Trust Series 1
Natural Resources Trust Series 1           Total Stock Market Index Trust Series 0
Overseas Equity Trust Series 0             Total Stock Market Index Trust Series 1
Pacific Rim Trust Series 0                 Turner Core Growth Trust
Pacific Rim Trust Series 1                 U.S. Core Trust Series 0
Quantitative All Cap Trust Series 0        U.S. Core Trust Series 1
Quantitative All Cap Trust Series 1        U.S. Global Leaders Growth Trust Series 0
Quantitative Mid Cap Trust Series 0        U.S. Global Leaders Growth Trust Series 1
Quantitative Mid Cap Trust Series 1        U.S. Government Securities Trust Series 0

            Report of Independent Registered Public Accounting Firm

U.S. Government Securities Trust Series 1          Utilities Trust Series 0
U.S. High Yield Bond Trust Series 0                Utilities Trust Series 1
U.S. High Yield Bond Trust Series 1                Value Trust Series 0
U.S. Large Cap Trust Series 0                      Value Trust Series 1
U.S. Large Cap Trust Series 1

of John Hancock Life Insurance Company (U.S.A.) as of December 31, 2006, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion of the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of John Hancock Life Insurance Company (U.S.A.) Separate Account A at December 31, 2006, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended and the financial highlights for each of the five years then ended, in conformity with U.S. generally accepted accounting principles.

                                          Ernst & Young LLP

Toronto, Canada
April 5 2007

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

               Statements of Assets and Contract Owners' Equity

                               December 31, 2006

Assets
Investments at fair value:
   Sub-accounts invested in John Hancock Trust portfolios:
       500 Index Trust B Series 0--3,020,080 shares (cost $45,211,443)                            $54,754,038
       500 Index Trust Series 1--3,419,010 shares (cost $33,966,573)                               42,156,390
       Active Bond Trust Series 0--18,157 shares (cost $175,519)                                      179,570
       Active Bond Trust Series 1--1,112,438 shares (cost $10,679,907)                             10,990,886
       All Cap Core Trust Series 0--7,871 shares (cost $152,446)                                      154,432
       All Cap Core Trust Series 1--790,631 shares (cost $10,730,784)                              15,496,358
       All Cap Growth Trust Series 0--10,633 shares (cost $181,039)                                   189,900
       All Cap Growth Trust Series 1--922,595 shares (cost $12,392,136)                            16,449,878
       All Cap Value Trust Series 0--13,131 shares (cost $162,892)                                    170,565
       All Cap Value Trust Series 1--269,521 shares (cost $3,540,943)                               3,511,855
       American Blue Chip Income and Growth Trust Series 1--369,010 shares (cost $5,867,118)        6,749,187
       American Bond Trust Series 1--84,376 shares (cost $1,079,655)                                1,123,885
       American Growth Trust Series 1--1,525,048 shares (cost $28,343,423)                         33,139,292
       American Growth-Income Trust Series 1--614,484 shares (cost $10,463,911)                    12,406,440
       American International Trust Series 1--921,719 shares (cost $18,795,460)                    22,969,248
       Blue Chip Growth Trust Series 0--24,157 shares (cost $438,679)                                 467,688
       Blue Chip Growth Trust Series 1--1,970,414 shares (cost $29,260,875)                        38,206,324
       Bond Index Trust B Series 0--15,899 shares (cost $157,203)                                     161,697
       Capital Appreciation Trust Series 0--60,558 shares (cost $542,564)                             549,868
       Capital Appreciation Trust Series 1--2,400,612 shares (cost $21,536,452)                    21,773,547
       Classic Value Trust Series 0--28,515 shares (cost $449,237)                                    462,509
       Classic Value Trust Series 1--643,463 shares (cost $9,696,941)                              10,424,108
       Core Bond Trust Series 0--1,341 shares (cost $16,800)                                           16,975
       Core Bond Trust Series 1--6,814 shares (cost $85,727)                                           86,467
       Core Equity Trust Series 0--5,661 shares (cost $77,883)                                         85,817
       Core Equity Trust Series 1--82,519 shares (cost $1,192,613)                                  1,249,336
       Dynamic Growth Trust Series 0--9,470 shares (cost $54,435)                                      57,198
       Dynamic Growth Trust Series 1--909,515 shares (cost $4,495,449)                              5,493,471
       Emerging Growth Trust Series 0--11,963 shares (cost $150,455)                                  152,055
       Emerging Growth Trust Series 1--101,403 shares (cost $1,404,362)                             1,287,823
       Emerging Small Company Trust Series 0--11,039 shares (cost $312,147)                           325,215
       Emerging Small Company Trust Series 1--1,697,046 shares (cost $49,317,392)                  49,927,098
       Equity-Income Trust Series 0--70,169 shares (cost $1,213,723)                                1,297,432
       Equity-Income Trust Series 1--3,186,162 shares (cost $47,619,267)                           59,007,712
       Financial Services Trust Series 0--15,286 shares (cost $256,827)                               286,925
       Financial Services Trust Series 1--263,765 shares (cost $4,383,614)                          4,953,510
       Fundamental Value Trust Series 0--87,171 shares (cost $1,338,872)                            1,462,722
       Fundamental Value Trust Series 1--891,455 shares (cost $12,398,527)                         14,994,270
       Global Allocation Trust Series 0--9,535 shares (cost $114,448)                                 121,671
       Global Allocation Trust Series 1--410,076 shares (cost $4,618,531)                           5,240,771
       Global Bond Trust Series 0--23,326 shares (cost $344,569)                                      347,795
       Global Bond Trust Series 1--406,388 shares (cost $6,041,735)                                 6,067,380
       Global Trust Series 0--12,136 shares (cost $215,949)                                           233,002

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

               Statements of Assets and Contract Owners' Equity

                               December 31, 2006

Assets (continued)
Investments at fair value:
   Sub-accounts invested in John Hancock Trust portfolios:
       Global Trust Series 1--808,624 shares (cost $10,612,508)                           $15,525,583
       Growth & Income Trust Series 0--81,891 shares (cost $1,063,581)                      1,116,178
       Health Sciences Trust Series 0--40,604 shares (cost $603,118)                          638,287
       Health Sciences Trust Series 1--372,021 shares (cost $5,751,667)                     5,844,448
       High Yield Trust Series 0--20,838 shares (cost $211,465)                               221,508
       High Yield Trust Series 1--1,499,173 shares (cost $15,285,139)                      15,981,183
       Income & Value Trust Series 0--2,699 shares (cost $31,924)                              32,712
       Income & Value Trust Series 1--2,951,600 shares (cost $30,466,076)                  35,743,879
       International Core Trust Series 0--43,539 shares (cost $617,052)                       659,612
       International Core Trust Series 1--1,839,868 shares (cost $19,250,164)              27,910,801
       International Equity Index Trust A Series 1--363,038 shares (cost $6,152,203)        7,689,141
       International Equity Index Trust B Series 0--34,306 shares (cost $655,973)             730,024
       International Opportunities Trust Series 0--17,141 shares (cost $282,839)              311,443
       International Opportunities Trust Series 1--205,658 shares (cost $3,389,716)         3,732,687
       International Small Cap Trust Series 0--12,462 shares (cost $277,953)                  302,325
       International Small Cap Trust Series 1--531,555 shares (cost $10,598,075)           12,922,092
       International Value Trust Series 0--55,420 shares (cost $972,852)                    1,070,153
       International Value Trust Series 1--2,061,393 shares (cost $31,989,541)             39,949,803
       Investment Quality Bond Trust Series 0--9,461 shares (cost $109,034)                   110,223
       Investment Quality Bond Trust Series 1--1,690,033 shares (cost $20,166,099)         19,705,785
       Large Cap Growth Trust Series 0                                                             --
       Large Cap Growth Trust Series 1                                                             --
       Large Cap Trust Series 0--12,060 shares (cost $181,650)                                189,343
       Large Cap Trust Series 1--34,564 shares (cost $487,888)                                544,040
       Large Cap Value Trust Series 0--23,767 shares (cost $521,956)                          548,776
       Large Cap Value Trust Series 1--356,744 shares (cost $7,684,660)                     8,230,078
       Lifestyle Aggressive Trust Series 0--825,734 shares (cost $8,638,319)                9,314,281
       Lifestyle Aggressive Trust Series 1--2,052,226 shares (cost $22,438,496)            23,128,583
       Lifestyle Balanced Trust Series 0--1,031,752 shares (cost $13,605,633)              14,300,087
       Lifestyle Balanced Trust Series 1--4,733,706 shares (cost $58,884,290)              65,514,497
       Lifestyle Conservative Trust Series 0--102,207 shares (cost $1,313,412)              1,374,679
       Lifestyle Conservative Trust Series 1--515,917 shares (cost $6,733,468)              6,928,768
       Lifestyle Growth Trust Series 0--2,552,288 shares (cost $33,910,459)                35,629,937
       Lifestyle Growth Trust Series 1--7,012,652 shares (cost $86,643,974)                97,756,372
       Lifestyle Moderate Trust Series 0--121,251 shares (cost $1,555,845)                  1,622,337
       Lifestyle Moderate Trust Series 1--1,023,999 shares (cost $13,060,902)              13,690,869
       Managed Trust Series 0--70,812 shares (cost $935,480)                                  950,300
       Mid Cap Core Trust Series 0                                                                 --
       Mid Cap Core Trust Series 1                                                                 --
       Mid Cap Index Trust Series 0--37,296 shares (cost $680,703)                            703,035
       Mid Cap Index Trust Series 1--675,291 shares (cost $11,380,892)                     12,722,488
       Mid Cap Stock Trust Series 0--65,522 shares (cost $1,027,014)                        1,114,529
       Mid Cap Stock Trust Series 1--1,266,978 shares (cost $17,090,430)                   21,500,613
       Mid Cap Value Trust Series 0--34,357 shares (cost $553,431)                            602,966
       Mid Cap Value Trust Series 1--1,374,798 shares (cost $23,107,446)                   24,141,454

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

               Statements of Assets and Contract Owners' Equity

                               December 31, 2006

Assets (continued)
Investments at fair value:
   Sub-accounts invested in John Hancock Trust portfolios:
       Mid Value Trust Series 0--6,535 shares (cost $82,623)                            $    89,207
       Money Market Trust B Series 0--14,799,912 shares (cost $14,799,912)               14,799,912
       Money Market Trust Series 1--8,162,437 shares (cost $81,624,374)                  81,624,374
       Natural Resources Trust Series 0--26,572 shares (cost $806,948)                      842,321
       Natural Resources Trust Series 1--357,316 shares (cost $10,897,884)               11,373,376
       Overseas Equity Trust Series 0--17,613 shares (cost $233,322)                        252,920
       Pacific Rim Trust Series 0--47,903 shares (cost $596,339)                            627,530
       Pacific Rim Trust Series 1--1,004,394 shares (cost $10,921,270)                   13,097,299
       Quantitative All Cap Trust Series 0--1,276 shares (cost $22,418)                      22,221
       Quantitative All Cap Trust Series 1--35,802 shares (cost $597,156)                   621,515
       Quantitative Mid Cap Trust Series 0--13,393 shares (cost $145,032)                   144,781
       Quantitative Mid Cap Trust Series 1--203,503 shares (cost $2,612,603)              2,197,838
       Quantitative Value Trust Series 0--2,538 shares (cost $34,988)                        38,732
       Quantitative Value Trust Series 1--38,634 shares (cost $554,595)                     589,162
       Real Estate Securities Trust Series 0--54,686 shares (cost $1,373,775)             1,508,246
       Real Estate Securities Trust Series 1--2,021,914 shares (cost $43,050,851)        55,885,697
       Real Return Bond Trust Series 0--10,097 shares (cost $129,472)                       130,354
       Real Return Bond Trust Series 1--224,637 shares (cost $3,024,488)                  2,922,527
       Science & Technology Trust Series 0--49,652 shares (cost $557,222)                   617,666
       Science & Technology Trust Series 1--1,463,444 shares (cost $15,731,728)          18,175,973
       Short-Term Bond Trust Series 0--3,362 shares (cost $33,474)                           33,927
       Small Cap Growth Trust Series 0--3,215 shares (cost $35,723)                          37,098
       Small Cap Index Trust Series 0--42,880 shares (cost $674,857)                        728,104
       Small Cap Index Trust Series 1--578,315 shares (cost $8,075,267)                   9,814,002
       Small Cap Opportunities Trust Series 0--12,531 shares (cost $297,708)                304,246
       Small Cap Opportunities Trust Series 1--417,742 shares (cost $8,653,243)          10,192,903
       Small Cap Trust Series 0--5,724 shares (cost $77,335)                                 80,990
       Small Cap Trust Series 1--80,687 shares (cost $1,145,331)                          1,140,105
       Small Cap Value Trust Series 0--18,423 shares (cost $362,454)                        378,961
       Small Company Trust Series 0--132 shares (cost $1,863)                                 1,911
       Small Company Trust Series 1--152,425 shares (cost $2,105,837)                     2,211,694
       Small Company Value Trust Series 0--63,563 shares (cost $1,304,630)                1,389,495
       Small Company Value Trust Series 1--1,120,238 shares (cost $20,179,120)           24,522,007
       Special Value Trust Series 0--1,735 shares (cost $32,852)                             34,136
       Special Value Trust Series 1--24,854 shares (cost $468,429)                          488,880
       Strategic Bond Trust Series 0--8,055 shares (cost $93,196)                            96,498
       Strategic Bond Trust Series 1--980,675 shares (cost $11,167,541)                  11,787,711
       Strategic Income Trust Series 0--5,822 shares (cost $78,059)                          77,024
       Strategic Income Trust Series 1--59,285 shares (cost $793,494)                       784,930
       Strategic Opportunities Trust Series 0--28,861 shares (cost $359,491)                387,026
       Strategic Opportunities Trust Series 1--1,750,425 shares (cost $20,969,140)       23,438,187
       Strategic Value Trust Series 0                                                            --
       Strategic Value Trust Series 1                                                            --
       Total Return Trust Series 0--93,078 shares (cost $1,255,713)                       1,284,476
       Total Return Trust Series 1--1,611,268 shares (cost $22,466,032)                  22,283,837

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

               Statements of Assets and Contract Owners' Equity

                               December 31, 2006

Assets (continued)
Investments at fair value:
   Sub-accounts invested in John Hancock Trust portfolios:
       Total Stock Market Index Trust Series 0--41,587 shares (cost $502,448)            $      546,447
       Total Stock Market Index Trust Series 1--542,428 shares (cost $5,528,412)              7,122,081
       U.S. Core Trust Series 0--9,608 shares (cost $210,731)                                   208,118
       U.S. Core Trust Series 1--1,999,388 shares (cost $47,040,119)                         43,266,764
       U.S. Global Leaders Growth Trust Series 0--3,285 shares (cost $42,044)                    43,231
       U.S. Global Leaders Growth Trust Series 1--144,046 shares (cost $1,787,262)            1,894,209
       U.S. Government Securities Trust Series 0--3,164 shares (cost $41,574)                    42,688
       U.S. Government Securities Trust Series 1--918,808 shares (cost $12,692,896)          12,431,478
       U.S. High Yield Bond Trust Series 0--3,252 shares (cost $42,626)                          44,001
       U.S. High Yield Bond Trust Series 1--66,623 shares (cost $861,171)                       900,741
       U.S. Large Cap Trust Series 0--15,980 shares (cost $247,832)                             258,878
       U.S. Large Cap Trust Series 1--3,232,720 shares (cost $41,790,585)                    52,467,049
       Utilities Trust Series 0--20,388 shares (cost $263,769)                                  298,683
       Utilities Trust Series 1--659,817 shares (cost $8,235,483)                             9,672,916
       Value Trust Series 0--11,554 shares (cost $241,406)                                      262,517
       Value Trust Series 1--1,043,017 shares (cost $18,355,000)                             23,697,339

   Sub-accounts invested in Outside Trust portfolios:
       All Asset Portfolio Series 0--2,611 shares (cost $30,402)                                 30,493
       All Asset Portfolio Series 1--105,348 shares (cost $1,248,015)                         1,230,463
       Brandes International Equity Trust--749 shares (cost $15,002)                             15,086
       Business Opportunity Value Trust--1,740 shares (cost $21,415)                             21,842
       CSI Equity Trust--27,282 shares (cost $402,478)                                          436,518
       Frontier Capital Appreciation Trust--417 shares (cost $10,653)                            10,122
       Turner Core Growth Trust--787 shares (cost $13,717)                                       13,557
                                                                                         --------------
Total assets                                                                             $1,447,863,229
                                                                                         ==============
Contract Owners' Equity
Variable universal life insurance contracts                                              $1,447,863,229
                                                                                         ==============

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity

                                                                                            Sub-Account
                                                                       -----------------------------------------------------
                                                                        500 Index Trust B Series 0  500 Index Trust Series 1
                                                                       ---------------------------  ------------------------
                                                                        Year Ended     Year Ended    Year Ended   Year Ended
                                                                        Dec. 31/06   Dec. 31/05 xxx  Dec. 31/06   Dec. 31/05
                                                                       ------------  -------------- -----------  -----------
Income:
   Net Investment Income                                               $    603,292   $   641,328   $   379,652  $   599,172
   Realized gain (loss)                                                   1,289,484       211,261     3,850,373      251,814
   Change in unrealized appreciation (depreciation) during the period     5,704,407     3,838,189     1,484,651      874,880
                                                                       ------------   -----------   -----------  -----------
Net increase (decrease) in assets from operations                         7,597,183     4,690,778     5,714,676    1,725,866
                                                                       ------------   -----------   -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                                               3,554,662     2,472,742     4,139,296    4,997,810
   Transfer on terminations                                             (12,533,242)   (5,224,179)   (4,906,651)  (3,988,232)
   Transfer on policy loans                                                (117,497)     (136,463)     (287,332)    (151,512)
   Net interfund transfers                                                1,883,186    52,566,868    (4,981,006)   1,348,710
                                                                       ------------   -----------   -----------  -----------
Net increase (decrease) in assets from principal transactions            (7,212,891)   49,678,968    (6,035,693)   2,206,776
                                                                       ------------   -----------   -----------  -----------
Total increase (decrease) in assets                                         384,292    54,369,746      (321,017)   3,932,642

Assets, beginning of period                                              54,369,746            --    42,477,407   38,544,765
                                                                       ------------   -----------   -----------  -----------
Assets, end of period                                                  $ 54,754,038   $54,369,746   $42,156,390  $42,477,407
                                                                       ============   ===========   ===========  ===========

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
#   Fund available in prior year but no activity.
(f) Terminated as an investment option and funds transferred to Mid Cap Stock Trust on May 2, 2005.

See accompanying notes.

                                                                      Sub-Account
                                              -----------------------------------------------------------
                                               Active Bond           Active Bond         Aggressive Growth
                                              Trust Series 0       Trust Series 1         Trust Series 1
                                              -------------- --------------------------  -----------------
                                                Year Ended    Year Ended    Year Ended      Year Ended
                                               Dec. 31/06 #   Dec. 31/06  Dec. 31/05 xxx  Dec. 31/05 (f)
                                              -------------- -----------  -------------- -----------------
Income:
   Net Investment Income                         $    335    $   301,914   $    36,421              --
   Realized gain (loss)                               158           (901)       21,820         (77,049)
   Change in unrealized appreciation
     (depreciation) during the period               4,051        163,350       147,629        (506,914)
                                                 --------    -----------   -----------      ----------
Net increase (decrease) in assets from
  operations                                        4,544        464,363       205,870        (583,963)
                                                 --------    -----------   -----------      ----------
Changes from principal transactions:
   Transfer of net premiums                        41,775        881,869       914,124         386,696
   Transfer on terminations                       (11,546)    (1,332,163)     (735,801)       (201,175)
   Transfer on policy loans                        (3,082)       (10,765)      (57,672)        (71,147)
   Net interfund transfers                        147,879       (525,709)   11,186,770      (8,179,795)
                                                 --------    -----------   -----------      ----------
Net increase (decrease) in assets from
  principal transactions                          175,026       (986,768)   11,307,421      (8,065,421)
                                                 --------    -----------   -----------      ----------
Total increase (decrease) in assets               179,570       (522,405)   11,513,291      (8,649,384)

Assets, beginning of period                            --     11,513,291            --       8,649,384
                                                 --------    -----------   -----------      ----------
Assets, end of period                            $179,570    $10,990,886   $11,513,291              --
                                                 ========    ===========   ===========      ==========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                         Sub-Account
                                                                       -----------------------------------------------
                                                                               All Asset               All Asset
                                                                          Portfolio Series 0       Portfolio Series 1
                                                                       ------------------------  ---------------------
                                                                       Year Ended   Year Ended   Year Ended  Year Ended
                                                                       Dec. 31/06 Dec. 31/05 xxx Dec. 31/06  Dec. 31/05
                                                                       ---------- -------------- ----------  ----------
Income:
   Net Investment Income                                                $ 1,180       $   27     $   55,838   $ 30,136
   Realized gain (loss)                                                      (6)          --          4,504      5,588
   Change in unrealized appreciation (depreciation) during the period       106          (15)       (18,890)      (457)
                                                                        -------       ------     ----------   --------
Net increase (decrease) in assets from operations                         1,280           12         41,452     35,267
                                                                        -------       ------     ----------   --------
Changes from principal transactions:
   Transfer of net premiums                                               5,869           --        117,181     77,451
   Transfer on terminations                                              (2,749)         (35)       (76,331)   (31,222)
   Transfer on policy loans                                                  --           --             --         --
   Net interfund transfers                                               24,673        1,443        289,925    682,352
                                                                        -------       ------     ----------   --------
Net increase (decrease) in assets from principal transactions            27,793        1,408        330,775    728,581
                                                                        -------       ------     ----------   --------
Total increase (decrease) in assets                                      29,073        1,420        372,227    763,848

Assets, beginning of period                                               1,420           --        858,236     94,388
                                                                        -------       ------     ----------   --------
Assets, end of period                                                   $30,493       $1,420     $1,230,463   $858,236
                                                                        =======       ======     ==========   ========

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
#   Fund available in prior year but no activity.

See accompanying notes.

                                                                                             Sub-Account
                                                                       ------------------------------------------------------
                                                                        All Cap Core        All Cap Core        All Cap Growth
                                                                       Trust Series 0      Trust Series 1       Trust Series 0
                                                                       -------------- ------------------------  --------------
                                                                         Year Ended    Year Ended   Year Ended    Year Ended
                                                                        Dec. 31/06 #   Dec. 31/06   Dec. 31/05   Dec. 31/06 #
                                                                       -------------- -----------  -----------  --------------
Income:
   Net Investment Income                                                  $     23    $   103,137  $   124,302           --
   Realized gain (loss)                                                       (190)     1,105,188     (819,225)        (536)
   Change in unrealized appreciation (depreciation) during the period        1,986        929,941    2,059,202        8,862
                                                                          --------    -----------  -----------     --------
Net increase (decrease) in assets from operations                            1,819      2,138,266    1,364,279        8,326
                                                                          --------    -----------  -----------     --------
Changes from principal transactions:
   Transfer of net premiums                                                  9,800      1,175,857    1,244,234       16,265
   Transfer on terminations                                                 (2,723)    (1,689,117)  (3,094,084)      (8,791)
   Transfer on policy loans                                                     --       (100,742)     (77,936)          --
   Net interfund transfers                                                 145,536     (1,084,525)    (753,201)     174,100
                                                                          --------    -----------  -----------     --------
Net increase (decrease) in assets from principal transactions              152,613     (1,698,527)  (2,680,987)     181,574
                                                                          --------    -----------  -----------     --------
Total increase (decrease) in assets                                        154,432        439,739   (1,316,708)     189,900

Assets, beginning of period                                                     --     15,056,619   16,373,327           --
                                                                          --------    -----------  -----------     --------
Assets, end of period                                                     $154,432    $15,496,358  $15,056,619     $189,900
                                                                          ========    ===========  ===========     ========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                     Sub-Account
                                                                       ---------------------------------------
                                                                            All Cap Growth       All Cap Value
                                                                            Trust Series 1       Trust Series 0
                                                                       ------------------------  --------------
                                                                        Year Ended   Year Ended    Year Ended
                                                                        Dec. 31/06   Dec. 31/05   Dec. 31/06 #
                                                                       -----------  -----------  --------------
Income:
   Net Investment Income                                                        --           --     $    106
   Realized gain (loss)                                                    104,627     (464,318)       1,244
   Change in unrealized appreciation (depreciation) during the period      934,777    1,819,714        7,673
                                                                       -----------  -----------     --------
Net increase (decrease) in assets from operations                        1,039,404    1,355,396        9,023
                                                                       -----------  -----------     --------
Changes from principal transactions:
   Transfer of net premiums                                              1,221,725    1,407,658       20,488
   Transfer on terminations                                             (1,701,598)  (2,005,015)     (35,091)
   Transfer on policy loans                                                112,777         (609)      (1,563)
   Net interfund transfers                                                (537,874)    (756,355)     177,708
                                                                       -----------  -----------     --------
Net increase (decrease) in assets from principal transactions             (904,970)  (1,354,321)     161,542
                                                                       -----------  -----------     --------
Total increase (decrease) in assets                                        134,434        1,075      170,565

Assets, beginning of period                                             16,315,444   16,314,369           --
                                                                       -----------  -----------     --------
Assets, end of period                                                  $16,449,878  $16,315,444     $170,565
                                                                       ===========  ===========     ========

--------
#   Fund available in prior year but no activity.
^ Reflects the period from commencement of operations on October 31, 2005 through December 31, 2005.

See accompanying notes.

                                                                           Sub-Account
                                       --------------------------------------------------------------------------------------
                                                                    American Blue Chip Income and
                                       All Cap Value Trust Series 1    Growth Trust Series 1      American Bond Trust Series 1
                                       ---------------------------  ----------------------------  ---------------------------
                                        Year Ended     Year Ended    Year Ended     Year Ended     Year Ended     Year Ended
                                        Dec. 31/06     Dec. 31/05    Dec. 31/06     Dec. 31/05     Dec. 31/06    Dec. 31/05 ^
                                       ------------  -------------  ------------   ------------   ------------   ------------
Income:
   Net Investment Income               $    669,610  $     217,549  $    105,556   $    341,511             --           --
   Realized gain (loss)                       4,828        367,746        41,053         29,794          1,913           --
   Change in unrealized appreciation
     (depreciation) during the period      (267,584)      (300,180)      685,440        (97,485)        43,871          359
                                       ------------  -------------  ------------   ------------   ------------    ---------
Net increase (decrease) in assets from
  operations                                406,854        285,115       832,049        273,820         45,784          359
                                       ------------  -------------  ------------   ------------   ------------    ---------
Changes from principal transactions:
   Transfer of net premiums                 285,175        686,922       534,365        411,372         88,317           --
   Transfer on terminations                (277,021)      (318,043)     (307,327)      (201,352)       (30,332)        (203)
   Transfer on policy loans                    (574)           (41)      (19,186)            (1)            --           --
   Net interfund transfers                  161,701     (2,802,654)    1,657,920        782,690        969,803       50,157
                                       ------------  -------------  ------------   ------------   ------------    ---------
Net increase (decrease) in assets from
  principal transactions                    169,281     (2,433,816)    1,865,772        992,709      1,027,788       49,954
                                       ------------  -------------  ------------   ------------   ------------    ---------
Total increase (decrease) in assets         576,135     (2,148,701)    2,697,821      1,266,529      1,073,572       50,313

Assets, beginning of period               2,935,720      5,084,421     4,051,366      2,784,837         50,313           --
                                       ------------  -------------  ------------   ------------   ------------    ---------
Assets, end of period                  $  3,511,855  $   2,935,720  $  6,749,187   $  4,051,366   $  1,123,885    $  50,313
                                       ============  =============  ============   ============   ============    =========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                          Sub-Account
                                                                       -------------------------------------------------
                                                                            American Growth       American Growth-Income
                                                                            Trust Series 1            Trust Series 1
                                                                       ------------------------  -----------------------
                                                                        Year Ended   Year Ended   Year Ended  Year Ended
                                                                        Dec. 31/06   Dec. 31/05   Dec. 31/06  Dec. 31/05
                                                                       -----------  -----------  -----------  ----------
Income:
   Net Investment Income                                               $   238,285  $    14,957  $   116,638  $   43,737
   Realized gain (loss)                                                    405,375      257,133      140,329     123,702
   Change in unrealized appreciation (depreciation) during the period    1,896,767    2,055,724    1,169,540     248,182
                                                                       -----------  -----------  -----------  ----------
Net increase (decrease) in assets from operations                        2,540,427    2,327,814    1,426,507     415,621
                                                                       -----------  -----------  -----------  ----------
Changes from principal transactions:
   Transfer of net premiums                                              3,251,402    1,465,823    1,379,596     977,362
   Transfer on terminations                                             (1,735,263)    (939,489)    (745,682)   (466,733)
   Transfer on policy loans                                                (71,997)      (9,700)       1,634     (28,412)
   Net interfund transfers                                               8,552,872    9,264,116    1,796,231     663,808
                                                                       -----------  -----------  -----------  ----------
Net increase (decrease) in assets from principal transactions            9,997,014    9,780,750    2,431,779   1,146,025
                                                                       -----------  -----------  -----------  ----------
Total increase (decrease) in assets                                     12,537,441   12,108,564    3,858,286   1,561,646

Assets, beginning of period                                             20,601,851    8,493,287    8,548,154   6,986,508
                                                                       -----------  -----------  -----------  ----------
Assets, end of period                                                  $33,139,292  $20,601,851  $12,406,440  $8,548,154
                                                                       ===========  ===========  ===========  ==========

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                          Sub-Account
                                         -------------------------------------------------------------------------------
                                         American International Trust  Blue Chip Growth Trust    Blue Chip Growth Trust
                                                  Series 1                    Series 0                  Series 1
                                         ---------------------------  ------------------------  ------------------------
                                          Year Ended     Year Ended   Year Ended   Year Ended    Year Ended   Year Ended
                                          Dec. 31/06     Dec. 31/05   Dec. 31/06 Dec. 31/05 xxx  Dec. 31/06   Dec. 31/05
                                         ------------   -----------   ---------- -------------- -----------  -----------
Income:
   Net Investment Income                 $    351,489   $   814,057    $     52          --     $    77,469  $   151,994
   Realized gain (loss)                     1,130,217       101,583       1,934          --        (171,540)  (1,837,528)
   Change in unrealized appreciation
     (depreciation) during the period       1,752,926     1,452,563      29,035         (25)      3,576,791    3,761,504
                                         ------------   -----------    --------      ------     -----------  -----------
Net increase (decrease) in assets from
  operations                                3,234,632     2,368,203      31,021         (25)      3,482,720    2,075,970
                                         ------------   -----------    --------      ------     -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                 2,189,227     1,242,504     187,279          27       2,918,096    3,302,525
   Transfer on terminations                (1,716,751)     (699,419)    (22,952)        (19)     (4,759,106)  (4,756,608)
   Transfer on policy loans                  (125,369)       (5,513)    (12,253)         --        (129,783)     (97,892)
   Net interfund transfers                  4,277,660     3,810,128     282,999       1,611      (2,548,605)    (873,289)
                                         ------------   -----------    --------      ------     -----------  -----------
Net increase (decrease) in assets from
  principal transactions                    4,624,767     4,347,700     435,073       1,619      (4,519,398)  (2,425,264)
                                         ------------   -----------    --------      ------     -----------  -----------
Total increase (decrease) in assets         7,859,399     6,715,903     466,094       1,594      (1,036,678)    (349,294)

Assets, beginning of period                15,109,849     8,393,946       1,594          --      39,243,002   39,592,296
                                         ------------   -----------    --------      ------     -----------  -----------
Assets, end of period                    $ 22,969,248   $15,109,849    $467,688      $1,594     $38,206,324  $39,243,002
                                         ============   ===========    ========      ======     ===========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                         Sub-Account
                                                                       -------------------------------------------------
                                                                                                   Brandes International
                                                                       Bond Index Trust B Series 0     Equity Trust
                                                                       --------------------------- ---------------------
                                                                       Year Ended    Year Ended         Year Ended
                                                                       Dec. 31/06  Dec. 31/05 xxx      Dec. 31/06 #
                                                                       ----------- --------------- ---------------------
Income:
   Net Investment Income                                                $     91         --               $   966
   Realized gain (loss)                                                      176         --                   138
   Change in unrealized appreciation (depreciation) during the period      4,494         --                    84
                                                                        --------        ---               -------
Net increase (decrease) in assets from operations                          4,761         --                 1,188
                                                                        --------        ---               -------
Changes from principal transactions:
   Transfer of net premiums                                               69,021         --                 4,790
   Transfer on terminations                                              (10,367)        (9)               (1,758)
   Transfer on policy loans                                                   --         --                    --
   Net interfund transfers                                                98,276         15                10,866
                                                                        --------        ---               -------
Net increase (decrease) in assets from principal transactions            156,930          6                13,898
                                                                        --------        ---               -------
Total increase (decrease) in assets                                      161,691          6                15,086

Assets, beginning of period                                                    6         --                    --
                                                                        --------        ---               -------
Assets, end of period                                                   $161,697        $ 6               $15,086
                                                                        ========        ===               =======

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
#   Fund available in prior year but no activity.

See accompanying notes.

                                                                                   Sub-Account
                                                     ------------------------------------------------------------------------
                                                     Business Opportunity Capital Appreciation Trust Capital Appreciation Trust
                                                         Value Trust              Series 0                   Series 1
                                                     -------------------- ------------------------   -------------------------
                                                          Year Ended      Year Ended    Year Ended    Year Ended   Year Ended
                                                         Dec. 31/06 #     Dec. 31/06  Dec. 31/05 xxx  Dec. 31/06   Dec. 31/05
                                                     -------------------- ----------  -------------- -----------   ----------
Income:
   Net Investment Income                                   $   747         $ 19,227          --      $   564,724           --
   Realized gain (loss)                                        183          (14,141)         --           28,515      293,625
   Change in unrealized appreciation (depreciation)
     during the period                                         427            7,315         (10)        (257,978)     173,754
                                                           -------         --------        ----      -----------   ----------
Net increase (decrease) in assets from operations            1,357           12,401         (10)         335,261      467,379
                                                           -------         --------        ----      -----------   ----------
Changes from principal transactions:
   Transfer of net premiums                                  6,268          199,197          --        1,549,691      390,360
   Transfer on terminations                                 (2,945)         (42,399)         --       (1,924,664)    (196,379)
   Transfer on policy loans                                     --           (4,750)         --            7,875          148
   Net interfund transfers                                  17,162          384,779         650       16,487,602    2,302,765
                                                           -------         --------        ----      -----------   ----------
Net increase (decrease) in assets from principal
  transactions                                              20,485          536,827         650       16,120,504    2,496,894
                                                           -------         --------        ----      -----------   ----------
Total increase (decrease) in assets                         21,842          549,228         640       16,455,765    2,964,273

Assets, beginning of period                                     --              640          --        5,317,782    2,353,509
                                                           -------         --------        ----      -----------   ----------
Assets, end of period                                      $21,842         $549,868        $640      $21,773,547   $5,317,782
                                                           =======         ========        ====      ===========   ==========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                      Sub-Account
                                                                 -------------------------------------------------------
                                                                 Classic Value Trust Series 0 Classic Value Trust Series 1
                                                                 ---------------------------  --------------------------
                                                                 Year Ended     Year Ended     Year Ended     Year Ended
                                                                 Dec. 31/06   Dec. 31/05 xxx   Dec. 31/06     Dec. 31/05
                                                                 ----------   --------------  ------------   ------------
Income:
   Net Investment Income                                          $ 12,116        $   89      $    290,057   $    283,140
   Realized gain (loss)                                                405             1           290,916         41,035
       Change in unrealized appreciation (depreciation)
         during the period                                          13,358           (85)          853,836       (136,188)
                                                                  --------        ------      ------------   ------------
       Net increase (decrease) in assets from operations            25,879             5         1,434,809        187,987
                                                                  --------        ------      ------------   ------------
Changes from principal transactions:
   Transfer of net premiums                                        193,261            41           929,869         79,479
   Transfer on terminations                                        (20,379)          (64)         (301,457)       (78,620)
   Transfer on policy loans                                             --            --                --             --
   Net interfund transfers                                         262,001         1,765         2,764,283      5,201,361
                                                                  --------        ------      ------------   ------------
       Net increase (decrease) in assets from principal
         transactions                                              434,883         1,742         3,392,695      5,202,220
                                                                  --------        ------      ------------   ------------
Total increase (decrease) in assets                                460,762         1,747         4,827,504      5,390,207

Assets, beginning of period                                          1,747            --         5,596,604        206,397
                                                                  --------        ------      ------------   ------------
Assets, end of period                                             $462,509        $1,747      $ 10,424,108   $  5,596,604
                                                                  ========        ======      ============   ============

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
#   Fund available in prior year but no activity.

See accompanying notes.

                                                                         Sub-Account
                                                   ------------------------------------------------------
                                                     Core Bond            Core Bond          Core Equity
                                                   Trust Series 0      Trust Series 1       Trust Series 0
                                                   -------------- ------------------------  --------------
                                                     Year Ended   Year Ended   Year Ended     Year Ended
                                                    Dec. 31/06 #  Dec. 31/06 Dec. 31/05 xxx  Dec. 31/06 #
                                                   -------------- ---------- -------------- --------------
Income:
   Net Investment Income                              $   149      $ 2,606           --        $    11
   Realized gain (loss)                                   (44)          61           (1)            73
   Change in unrealized appreciation
     (depreciation) during the period                     175          656           84          7,934
                                                      -------      -------      -------        -------
Net increase (decrease) in assets from operations         280        3,323           83          8,018
                                                      -------      -------      -------        -------
Changes from principal transactions:
   Transfer of net premiums                             1,323        9,765        7,318          6,409
   Transfer on terminations                            (2,076)      (3,975)        (228)        (3,186)
   Transfer on policy loans                                --           --           --             --
   Net interfund transfers                             17,448       60,407        9,774         74,576
                                                      -------      -------      -------        -------
Net increase (decrease) in assets from principal
  transactions                                         16,695       66,197       16,864         77,799
                                                      -------      -------      -------        -------
Total increase (decrease) in assets                    16,975       69,520       16,947         85,817

Assets, beginning of period                                --       16,947           --             --
                                                      -------      -------      -------        -------
Assets, end of period                                 $16,975      $86,467      $16,947        $85,817
                                                      =======      =======      =======        =======

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                     Sub-Account
                                                                       --------------------------------------
                                                                         Core Equity Trust    Core Value Trust
                                                                              Series 1            Series 1
                                                                       ---------------------  ----------------
                                                                       Year Ended  Year Ended    Year Ended
                                                                       Dec. 31/06  Dec. 31/05  Dec. 31/05 (y)
                                                                       ----------  ---------- ----------------
Income:
   Net Investment Income                                               $   70,187         --     $       1
   Realized gain (loss)                                                    10,258      2,673        20,109
   Change in unrealized appreciation (depreciation) during the period      (3,498)    52,956       (47,989)
                                                                       ----------   --------     ---------
Net increase (decrease) in assets from operations                          76,947     55,629       (27,879)
                                                                       ----------   --------     ---------
Changes from principal transactions:
   Transfer of net premiums                                               227,884    105,033           375
   Transfer on terminations                                               (79,055)   (27,050)      (19,969)
   Transfer on policy loans                                                (2,278)        --          (728)
   Net interfund transfers                                                106,704    716,815      (649,328)
                                                                       ----------   --------     ---------
Net increase (decrease) in assets from principal transactions             253,255    794,798      (669,650)
                                                                       ----------   --------     ---------
Total increase (decrease) in assets                                       330,202    850,427      (697,529)

Assets, beginning of period                                               919,134     68,707       697,529
                                                                       ----------   --------     ---------
Assets, end of period                                                  $1,249,336   $919,134            --
                                                                       ==========   ========     =========

--------
(y) Terminated as an investment option and funds transferred to 500 Index Trust on May 2, 2005.
#   Fund available in prior year but no activity.
(z) Terminated as an investment option and funds transferred to Active Bond Trust on May 2, 2005.
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                                             Sub-Account
                                                                       -------------------------------------------------------
                                                                        CSI Equity  Diversified Bond      Dynamic Growth
                                                                          Trust      Trust Series 1       Trust Series 0
                                                                       ------------ ---------------- -------------------------
                                                                        Year Ended     Year Ended    Year Ended   Year Ended
                                                                       Dec. 31/06 #  Dec. 31/05 (z)  Dec. 31/06 Dec. 31/05 xxx
                                                                       ------------ ---------------- ---------- --------------
Income:
   Net Investment Income                                                 $  5,402     $    649,519         --         --
   Realized gain (loss)                                                       494         (296,237)       (34)        --
   Change in unrealized appreciation (depreciation) during the period      34,040         (261,567)     2,763         --
                                                                         --------     ------------    -------        ---
Net increase (decrease) in assets from operations                          39,936           91,715      2,729         --
                                                                         --------     ------------    -------        ---
Changes from principal transactions:
   Transfer of net premiums                                               147,343          437,996     25,416         --
   Transfer on terminations                                               (16,536)        (672,023)    (4,706)        --
   Transfer on policy loans                                                    --          (27,709)        --         --
   Net interfund transfers                                                265,775      (16,385,145)    33,740         19
                                                                         --------     ------------    -------        ---
Net increase (decrease) in assets from principal transactions             396,582      (16,646,881)    54,450         19
                                                                         --------     ------------    -------        ---
Total increase (decrease) in assets                                       436,518      (16,555,166)    57,179         19

Assets, beginning of period                                                    --       16,555,166         19         --
                                                                         --------     ------------    -------        ---
Assets, end of period                                                    $436,518               --    $57,198        $19
                                                                         ========     ============    =======        ===

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                     Sub-Account
                                                                       ---------------------------------------
                                                                            Dynamic Growth      Emerging Growth
                                                                            Trust Series 1      Trust Series 0
                                                                       -----------------------  ---------------
                                                                        Year Ended  Year Ended    Year Ended
                                                                        Dec. 31/06  Dec. 31/05   Dec. 31/06 #
                                                                       -----------  ----------  ---------------
Income:
   Net Investment Income                                                        --          --     $    852
   Realized gain (loss)                                                  1,390,636     457,699         (838)
   Change in unrealized appreciation (depreciation) during the period     (770,806)    409,942        1,600
                                                                       -----------  ----------     --------
Net increase (decrease) in assets from operations                          619,830     867,641        1,614
                                                                       -----------  ----------     --------
Changes from principal transactions:
   Transfer of net premiums                                                508,193     531,210       34,216
   Transfer on terminations                                               (522,523)   (534,633)      (5,139)
   Transfer on policy loans                                                  4,768       4,691           --
   Net interfund transfers                                              (2,704,081)  1,150,318      121,364
                                                                       -----------  ----------     --------
Net increase (decrease) in assets from principal transactions           (2,713,643)  1,151,586      150,441
                                                                       -----------  ----------     --------
Total increase (decrease) in assets                                     (2,093,813)  2,019,227      152,055

Assets, beginning of period                                              7,587,284   5,568,057           --
                                                                       -----------  ----------     --------
Assets, end of period                                                  $ 5,493,471  $7,587,284     $152,055
                                                                       ===========  ==========     ========

--------
#   Fund available in prior year but no activity.
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                                  Sub-Account
                                                  --------------------------------------------------------------------------
                                                      Emerging Growth      Emerging Small Company    Emerging Small Company
                                                      Trust Series 1           Trust Series 0            Trust Series 1
                                                  ----------------------  ------------------------  ------------------------
                                                  Year Ended  Year Ended  Year Ended   Year Ended    Year Ended   Year Ended
                                                  Dec. 31/06  Dec. 31/05  Dec. 31/06 Dec. 31/05 xxx  Dec. 31/06   Dec. 31/05
                                                  ----------  ----------  ---------- -------------- -----------  -----------
Income:
   Net Investment Income                          $  495,420          --   $    948          --     $ 2,793,605           --
   Realized gain (loss)                             (164,321)     38,594     (4,796)         --       1,336,013    1,773,777
   Change in unrealized appreciation
     (depreciation) during the period               (191,033)     47,428     13,104         (36)     (2,790,626)     757,764
                                                  ----------  ----------   --------      ------     -----------  -----------
Net increase (decrease) in assets from operations    140,066      86,022      9,256         (36)      1,338,992    2,531,541
                                                  ----------  ----------   --------      ------     -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                          138,579     118,004     44,750          --       3,306,553    3,708,515
   Transfer on terminations                         (316,156)    (17,804)   (12,220)         --      (6,728,372)  (6,412,789)
   Transfer on policy loans                               --          --     (9,681)         --         (71,857)    (291,308)
   Net interfund transfers                           (41,834)    566,792    291,066       2,080      (1,739,357)  (3,124,343)
                                                  ----------  ----------   --------      ------     -----------  -----------
Net increase (decrease) in assets from principal
  transactions                                      (219,411)    666,992    313,915       2,080      (5,233,033)  (6,119,925)
                                                  ----------  ----------   --------      ------     -----------  -----------
Total increase (decrease) in assets                  (79,345)    753,014    323,171       2,044      (3,894,041)  (3,588,384)

Assets, beginning of period                        1,367,168     614,154      2,044          --      53,821,139   57,409,523
                                                  ----------  ----------   --------      ------     -----------  -----------
Assets, end of period                             $1,287,823  $1,367,168   $325,215      $2,044     $49,927,098  $53,821,139
                                                  ==========  ==========   ========      ======     ===========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                           Sub-Account
                                                                       ---------------------------------------------------------
                                                                       Equity-Income Trust Series 0 Equity-Income Trust Series 1
                                                                       ---------------------------  ----------------------------
                                                                       Year Ended     Year Ended     Year Ended     Year Ended
                                                                       Dec. 31/06   Dec. 31/05 xxx   Dec. 31/06     Dec. 31/05
                                                                       ----------   --------------   -----------   ------------
Income:
   Net Investment Income                                               $   16,513           --      $ 4,251,744    $ 2,640,036
   Realized gain (loss)                                                    (1,643)           1        1,067,562        470,837
   Change in unrealized appreciation (depreciation) during the period      83,725          (16)       4,361,714     (1,067,490)
                                                                       ----------      -------       -----------   -----------
Net increase (decrease) in assets from operations                          98,595          (15)       9,681,020      2,043,383
                                                                       ----------      -------       -----------   -----------
Changes from principal transactions:
   Transfer of net premiums                                               189,829          213        3,826,199      5,833,771
   Transfer on terminations                                               (38,425)         (63)      (5,816,576)    (5,917,021)
   Transfer on policy loans                                                (7,574)          --         (282,833)      (224,530)
   Net interfund transfers                                              1,018,894       35,978       (1,173,854)    (6,409,061)
                                                                       ----------      -------       -----------   -----------
Net increase (decrease) in assets from principal transactions           1,162,724       36,128       (3,447,064)    (6,716,841)
                                                                       ----------      -------       -----------   -----------
Total increase (decrease) in assets                                     1,261,319       36,113        6,233,956     (4,673,458)

Assets, beginning of period                                                36,113           --       52,773,756     57,447,214
                                                                       ----------      -------       -----------   -----------
Assets, end of period                                                  $1,297,432      $36,113      $59,007,712    $52,773,756
                                                                       ==========      =======       ===========   ===========

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
(a) Terminated as an investment option and funds transferred to 500 Index Trust B on May 2, 2005.

See accompanying notes.

                                                                                        Sub-Account
                                                              ---------------------------------------------------------------
                                                               Equity-Index     Financial Services       Financial Services
                                                              Trust Series 1      Trust Series 0           Trust Series 1
                                                              -------------- ------------------------- ----------------------
                                                                Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
                                                              Dec. 31/05 (a) Dec. 31/06 Dec. 31/05 xxx Dec. 31/06  Dec. 31/05
                                                              -------------- ---------- -------------- ----------  ----------
Income:
   Net Investment Income                                       $  1,166,251   $      6         --      $    9,734  $    8,431
   Realized gain (loss)                                          (5,280,964)     1,307         --         639,507     168,908
   Change in unrealized appreciation (depreciation) during
     the period                                                   1,826,779     30,098         --         150,764      27,221
                                                               ------------   --------       ----      ----------  ----------
Net increase (decrease) in assets from operations                (2,287,934)    31,411         --         800,005     204,560
                                                               ------------   --------       ----      ----------  ----------
Changes from principal transactions:
   Transfer of net premiums                                       1,203,449     30,841         --         474,351     340,903
   Transfer on terminations                                      (1,693,580)    (6,906)        --        (347,077)   (165,654)
   Transfer on policy loans                                         (24,994)        --         --         (23,970)     (7,466)
   Net interfund transfers                                      (53,773,803)   231,194        385       1,160,796     219,284
                                                               ------------   --------       ----      ----------  ----------
Net increase (decrease) in assets from principal transactions   (54,288,928)   255,129        385       1,264,100     387,067
                                                               ------------   --------       ----      ----------  ----------
Total increase (decrease) in assets                             (56,576,862)   286,540        385       2,064,105     591,627

Assets, beginning of period                                      56,576,862        385         --       2,889,405   2,297,778
                                                               ------------   --------       ----      ----------  ----------
Assets, end of period                                                    --   $286,925       $385      $4,953,510  $2,889,405
                                                               ============   ========       ====      ==========  ==========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                        Sub-Account
                                                                       ---------------------------------------------
                                                                        Frontier Capital      Fundamental Value
                                                                       Appreciation Trust       Trust Series 0
                                                                       ------------------ --------------------------
                                                                           Year Ended     Year Ended    Year Ended
                                                                          Dec. 31/06 #    Dec. 31/06  Dec. 31/05 xxx
                                                                       ------------------ ----------  --------------
Income:
   Net Investment Income                                                    $   862       $    1,700          --
   Realized gain (loss)                                                          36            5,116          --
   Change in unrealized appreciation (depreciation) during the period          (532)         123,860         (10)
                                                                            -------       ----------      ------
Net increase (decrease) in assets from operations                               366          130,676         (10)
                                                                            -------       ----------      ------
Changes from principal transactions:
   Transfer of net premiums                                                   3,278           51,196          13
   Transfer on terminations                                                    (864)         (61,490)         (7)
   Transfer on policy loans                                                      --               --          --
   Net interfund transfers                                                    7,342        1,340,783       1,561
                                                                            -------       ----------      ------
Net increase (decrease) in assets from principal transactions                 9,756        1,330,489       1,567
                                                                            -------       ----------      ------
Total increase (decrease) in assets                                          10,122        1,461,165       1,557

Assets, beginning of period                                                      --            1,557          --
                                                                            -------       ----------      ------
Assets, end of period                                                       $10,122       $1,462,722      $1,557
                                                                            =======       ==========      ======

--------
#   Fund available in prior year but no activity.
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                                  Sub-Account
                                                  --------------------------------------------------------------------------
                                                      Fundamental Value         Global Allocation        Global Allocation
                                                       Trust Series 1            Trust Series 0           Trust Series 1
                                                  ------------------------- ------------------------- -----------------------
                                                   Year Ended   Year Ended  Year Ended   Year Ended   Year Ended  Year Ended
                                                   Dec. 31/06   Dec. 31/05  Dec. 31/06 Dec. 31/05 xxx Dec. 31/06  Dec. 31/05
                                                  -----------  -----------  ---------- -------------- ----------  ----------
Income:
   Net Investment Income                          $   551,808  $    47,318   $    115         --      $   44,435  $   16,582
   Realized gain (loss)                               601,160      286,899        234          3         119,281      13,308
   Change in unrealized appreciation
     (depreciation) during the period                 725,236      720,194      7,219          3         352,483      76,384
                                                  -----------  -----------   --------       ----      ----------  ----------
Net increase (decrease) in assets from operations   1,878,204    1,054,411      7,568          6         516,199     106,274
                                                  -----------  -----------   --------       ----      ----------  ----------
Changes from principal transactions:
   Transfer of net premiums                         1,114,499    1,192,067     38,710         --         554,855     147,803
   Transfer on terminations                        (1,215,764)    (897,846)    (8,006)       (36)       (440,918)   (194,608)
   Transfer on policy loans                           (17,773)     (34,798)        --         --          (1,367)     (3,194)
   Net interfund transfers                             41,252    1,958,872     82,628        801       2,756,792     273,923
                                                  -----------  -----------   --------       ----      ----------  ----------
Net increase (decrease) in assets from principal
  transactions                                        (77,786)   2,218,295    113,332        765       2,869,362     223,924
                                                  -----------  -----------   --------       ----      ----------  ----------
Total increase (decrease) in assets                 1,800,418    3,272,706    120,900        771       3,385,561     330,198

Assets, beginning of period                        13,193,852    9,921,146        771         --       1,855,210   1,525,012
                                                  -----------  -----------   --------       ----      ----------  ----------
Assets, end of period                             $14,994,270  $13,193,852   $121,671       $771      $5,240,771  $1,855,210
                                                  ===========  ===========   ========       ====      ==========  ==========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                          Sub-Account
                                                                       ---------------------------------------------------
                                                                       Global Bond Trust Series 0 Global Bond Trust Series 1
                                                                       ------------------------   -------------------------
                                                                       Year Ended    Year Ended   Year Ended    Year Ended
                                                                       Dec. 31/06  Dec. 31/05 xxx Dec. 31/06    Dec. 31/05
                                                                       ----------  -------------- ----------    ----------
Income:
   Net Investment Income                                                $    115           --     $   79,801    $  337,096
   Realized gain (loss)                                                      604           --        (22,725)      113,444
   Change in unrealized appreciation (depreciation) during the period      3,194           31        251,709      (869,739)
                                                                        --------       ------      ----------   ----------
Net increase (decrease) in assets from operations                          3,913           31        308,785      (419,199)
                                                                        --------       ------      ----------   ----------
Changes from principal transactions:
   Transfer of net premiums                                               53,697          111        689,580       737,883
   Transfer on terminations                                              (13,204)         (28)      (776,492)     (600,729)
   Transfer on policy loans                                                   --           --          3,685       (39,105)
   Net interfund transfers                                               301,668        1,607       (406,487)      624,219
                                                                        --------       ------      ----------   ----------
Net increase (decrease) in assets from principal transactions            342,161        1,690       (489,714)      722,268
                                                                        --------       ------      ----------   ----------
Total increase (decrease) in assets                                      346,074        1,721       (180,929)      303,069

Assets, beginning of period                                                1,721           --      6,248,309     5,945,240
                                                                        --------       ------      ----------   ----------
Assets, end of period                                                   $347,795       $1,721     $6,067,380    $6,248,309
                                                                        ========       ======      ==========   ==========

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
(j) Terminated as an investment option and funds transferred to International Equity Index Trust A on May 2, 2005.

See accompanying notes.

                                                                                   Sub-Account
                                                     -----------------------------------------------------------------------
                                                     Global Equity Select          Global                    Global
                                                        Trust Series 1         Trust Series 0            Trust Series 1
                                                     -------------------- ------------------------  ------------------------
                                                          Year Ended      Year Ended   Year Ended    Year Ended   Year Ended
                                                        Dec. 31/05 (j)    Dec. 31/06 Dec. 31/05 xxx  Dec. 31/06   Dec. 31/05
                                                     -------------------- ---------- -------------- -----------  -----------
Income:
   Net Investment Income                                  $   7,786        $    254          --     $   180,582  $   153,729
   Realized gain (loss)                                       3,447           1,198          --         735,475      401,249
   Change in unrealized appreciation (depreciation)
     during the period                                      (15,332)         17,089         (36)      1,704,588      711,371
                                                          ---------        --------      ------     -----------  -----------
Net increase (decrease) in assets from operations            (4,099)         18,541         (36)      2,620,645    1,266,349
                                                          ---------        --------      ------     -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                                      --          31,396          --         793,862      772,256
   Transfer on terminations                                  (4,141)        (10,218)         41      (1,250,644)  (1,139,719)
   Transfer on policy loans                                    (326)           (220)         --         (10,853)     (12,704)
   Net interfund transfers                                  (94,724)        187,636       5,862         634,153     (304,347)
                                                          ---------        --------      ------     -----------  -----------
Net increase (decrease) in assets from principal
  transactions                                              (99,191)        208,594       5,903         166,518     (684,514)
                                                          ---------        --------      ------     -----------  -----------
Total increase (decrease) in assets                        (103,290)        227,135       5,867       2,787,163      581,835

Assets, beginning of period                                 103,290           5,867          --      12,738,420   12,156,585
                                                          ---------        --------      ------     -----------  -----------
Assets, end of period                                            --        $233,002      $5,867     $15,525,583  $12,738,420
                                                          =========        ========      ======     ===========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                            Sub-Account
                                                                       ----------------------------------------------------
                                                                             Growth & Income            Health Sciences
                                                                             Trust Series 0             Trust Series 0
                                                                       --------------------------  ------------------------
                                                                        Year Ended    Year Ended   Year Ended   Year Ended
                                                                       Dec. 31/06 x Dec. 31/05 xxx Dec. 31/06 Dec. 31/05 xxx
                                                                       ------------ -------------- ---------- --------------
Income:
   Net Investment Income                                                $    6,122          --      $  2,610         --
   Realized gain (loss)                                                      5,733          --          (916)         1
   Change in unrealized appreciation (depreciation) during the period       52,641         (44)       35,148         21
                                                                        ----------     -------      --------       ----
Net increase (decrease) in assets from operations                           64,496         (44)       36,842         22
                                                                        ----------     -------      --------       ----
Changes from principal transactions:
   Transfer of net premiums                                                190,882          --        87,302         --
   Transfer on terminations                                                (36,501)        (17)      (22,935)       (16)
   Transfer on policy loans                                                (10,134)         --        (1,496)        --
   Net interfund transfers                                                 869,737      37,759       538,318        250
                                                                        ----------     -------      --------       ----
Net increase (decrease) in assets from principal transactions            1,013,984      37,742       601,189        234
                                                                        ----------     -------      --------       ----
Total increase (decrease) in assets                                      1,078,480      37,698       638,031        256

Assets, beginning of period                                                 37,698          --           256         --
                                                                        ----------     -------      --------       ----
Assets, end of period                                                   $1,116,178     $37,698      $638,287       $256
                                                                        ==========     =======      ========       ====

--------
x   Fund renamed on May 1, 2006. Previously known as Growth & Income Trust II.
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
(c) Terminated as an investment option and funds transferred to Investment Quality Bond Trust on May 2, 2005.

See accompanying notes.

                                                                                         Sub-Account
                                                              -----------------------------------------------------------------
                                                                  Health Sciences      High Grade Bond        High Yield
                                                                   Trust Series 1      Trust Series 1       Trust Series 0
                                                              -----------------------  --------------- ------------------------
                                                               Year Ended  Year Ended    Year Ended    Year Ended   Year Ended
                                                               Dec. 31/06  Dec. 31/05  Dec. 31/05 (c)  Dec. 31/06 Dec. 31/05 xxx
                                                              -----------  ----------  --------------- ---------- --------------
Income:
   Net Investment Income                                      $   531,956  $  328,475     $ 213,800     $    352          --
   Realized gain (loss)                                           556,241     117,839      (192,751)        (169)         (1)
   Change in unrealized appreciation (depreciation) during
     the period                                                  (607,234)    202,543       (10,158)      10,022          22
                                                              -----------  ----------     ---------     --------      ------
Net increase (decrease) in assets from operations                 480,963     648,857        10,891       10,205          21
                                                              -----------  ----------     ---------     --------      ------
Changes from principal transactions:
   Transfer of net premiums                                       600,699     519,319        57,652       38,587         120
   Transfer on terminations                                      (644,801)   (293,502)      (28,201)     (10,604)       (121)
   Transfer on policy loans                                       (25,008)    (36,923)         (847)        (909)         --
   Net interfund transfers                                     (1,793,911)  1,906,637      (773,066)     181,532       2,677
                                                              -----------  ----------     ---------     --------      ------
Net increase (decrease) in assets from principal transactions  (1,863,021)  2,095,531      (744,462)     208,606       2,676
                                                              -----------  ----------     ---------     --------      ------
Total increase (decrease) in assets                            (1,382,058)  2,744,388      (733,571)     218,811       2,697

Assets, beginning of period                                     7,226,506   4,482,118       733,571        2,697          --
                                                              -----------  ----------     ---------     --------      ------
Assets, end of period                                         $ 5,844,448  $7,226,506            --     $221,508      $2,697
                                                              ===========  ==========     =========     ========      ======

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                           Sub-Account
                                                                       --------------------------------------------------
                                                                              High Yield              Income & Value
                                                                            Trust Series 1            Trust Series 0
                                                                       ------------------------  ------------------------
                                                                        Year Ended   Year Ended  Year Ended   Year Ended
                                                                        Dec. 31/06   Dec. 31/05  Dec. 31/06 Dec. 31/05 xxx
                                                                       -----------  -----------  ---------- --------------
Income:
   Net Investment Income                                               $ 1,087,997  $   779,033   $    12          --
   Realized gain (loss)                                                    117,033      571,368        25          --
   Change in unrealized appreciation (depreciation) during the period      330,524     (721,778)      795          (7)
                                                                       -----------  -----------   -------        ----
Net increase (decrease) in assets from operations                        1,535,554      628,623       832          (7)
                                                                       -----------  -----------   -------        ----
Changes from principal transactions:
   Transfer of net premiums                                              1,081,136    1,101,554     2,753          --
   Transfer on terminations                                             (1,609,754)  (1,051,772)   (2,028)         --
   Transfer on policy loans                                                (68,349)     (87,203)       --          --
   Net interfund transfers                                                (857,929)     195,497    30,511         651
                                                                       -----------  -----------   -------        ----
Net increase (decrease) in assets from principal transactions           (1,454,896)     158,076    31,236         651
                                                                       -----------  -----------   -------        ----
Total increase (decrease) in assets                                         80,658      786,699    32,068         644

Assets, beginning of period                                             15,900,525   15,113,826       644          --
                                                                       -----------  -----------   -------        ----
Assets, end of period                                                  $15,981,183  $15,900,525   $32,712        $644
                                                                       ===========  ===========   =======        ====

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
xx  Fund renamed on May 1, 2006. Previously known as International Stock Trust.

See accompanying notes.

                                                                          Sub-Account
                                       --------------------------------------------------------------------------------
                                            Income & Value            International Core          International Core
                                            Trust Series 1              Trust Series 0              Trust Series 1
                                       ------------------------  ---------------------------- -------------------------
                                        Year Ended   Year Ended   Year Ended     Year Ended    Year Ended    Year Ended
                                        Dec. 31/06   Dec. 31/05  Dec. 31/06 xx Dec. 31/05 xxx Dec. 31/06 xx  Dec. 31/05
                                       -----------  -----------  ------------- -------------- ------------- -----------
Income:
   Net Investment Income               $   704,508  $   618,409    $  9,555            --      $ 1,359,987  $   173,758
   Realized gain (loss)                    551,833    1,041,930        (986)            1        2,545,690      938,827
   Change in unrealized appreciation
     (depreciation) during the period    1,682,834      158,054      42,516            44        1,848,630    2,356,477
                                       -----------  -----------    --------        ------      -----------  -----------
Net increase (decrease) in assets from
  operations                             2,939,175    1,818,393      51,085            45        5,754,307    3,469,062
                                       -----------  -----------    --------        ------      -----------  -----------
Changes from principal transactions:
   Transfer of net premiums              2,711,114    3,213,592     215,085            --        1,812,205    1,727,451
   Transfer on terminations             (4,327,101)  (4,636,984)    (20,894)          645       (3,400,943)  (2,255,013)
   Transfer on policy loans               (145,388)    (201,886)     (6,307)           --          (71,665)     (25,972)
   Net interfund transfers                (799,184)  (2,598,571)    418,896         1,057       (1,719,453)     272,891
                                       -----------  -----------    --------        ------      -----------  -----------
Net increase (decrease) in assets from
  principal transactions                (2,560,559)  (4,223,849)    606,780         1,702       (3,379,856)    (280,643)
                                       -----------  -----------    --------        ------      -----------  -----------
Total increase (decrease) in assets        378,616   (2,405,456)    657,865         1,747        2,374,451    3,188,419

Assets, beginning of period             35,365,263   37,770,719       1,747            --       25,536,350   22,347,931
                                       -----------  -----------    --------        ------      -----------  -----------
Assets, end of period                  $35,743,879  $35,365,263    $659,612        $1,747      $27,910,801  $25,536,350
                                       ===========  ===========    ========        ======      ===========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                           Sub-Account
                                                                       --------------------------------------------------
                                                                       International Equity Index International Equity Index
                                                                           Trust A Series 1           Trust B Series 0
                                                                       ------------------------   ------------------------
                                                                       Year Ended    Year Ended   Year Ended    Year Ended
                                                                       Dec. 31/06   Dec. 31/05 vi Dec. 31/06  Dec. 31/05 xxx
                                                                       ----------   ------------- ----------  --------------
Income:
   Net Investment Income                                               $   93,717    $  322,791    $    824           --
   Realized gain (loss)                                                   432,213       250,578       1,498            3
   Change in unrealized appreciation (depreciation) during the period     867,805       121,084      73,993           58
                                                                       ----------    ----------    --------       ------
Net increase (decrease) in assets from operations                       1,393,735       694,453      76,315           61
                                                                       ----------    ----------    --------       ------
Changes from principal transactions:
   Transfer of net premiums                                               837,600       535,897     146,334          111
   Transfer on terminations                                              (508,101)     (507,720)    (24,551)         (28)
   Transfer on policy loans                                               (28,105)       (4,971)     (3,022)          --
   Net interfund transfers                                              1,117,293         5,482     533,144        1,660
                                                                       ----------    ----------    --------       ------
Net increase (decrease) in assets from principal transactions           1,418,687        28,688     651,905        1,743
                                                                       ----------    ----------    --------       ------
Total increase (decrease) in assets                                     2,812,422       723,141     728,220        1,804

Assets, beginning of period                                             4,876,719     4,153,578       1,804           --
                                                                       ----------    ----------    --------       ------
Assets, end of period                                                  $7,689,141    $4,876,719    $730,024       $1,804
                                                                       ==========    ==========    ========       ======

--------
vi Fund renamed on May 2, 2005. Previously known as International Equity Index Fund.
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
(b) Terminated as an investment option and funds transferred to International Equity Index Trust A on May 2, 2005.

See accompanying notes.

                                                                                    Sub-Account
                                                  -------------------------------------------------------
                                                  International Equity Select International Opportunities
                                                        Trust Series 1             Trust Series 0
                                                  --------------------------- ---------------------------
                                                          Year Ended          Year Ended    Year Ended
                                                        Dec. 31/05 (b)        Dec. 31/06  Dec. 31/05 xxx
                                                  --------------------------- ----------  --------------
Income:
   Net Investment Income                                   $  98,728           $    313          --
   Realized gain (loss)                                      (15,278)              (497)         --
   Change in unrealized appreciation
     (depreciation) during the period                        (87,213)            28,604          --
                                                           ---------           --------        ----
Net increase (decrease) in assets from operations             (3,763)            28,420          --
                                                           ---------           --------        ----
Changes from principal transactions:
   Transfer of net premiums                                   41,805             47,418          --
   Transfer on terminations                                  (17,636)           (20,875)         --
   Transfer on policy loans                                     (415)                --          --
   Net interfund transfers                                  (512,561)           255,939         541
                                                           ---------           --------        ----
Net increase (decrease) in assets from principal
  transactions                                              (488,807)           282,482         541
                                                           ---------           --------        ----
Total increase (decrease) in assets                         (492,570)           310,902         541

Assets, beginning of period                                  492,570                541          --
                                                           ---------           --------        ----
Assets, end of period                                             --           $311,443        $541
                                                           =========           ========        ====

                                                  --------------------------
                                                  International Opportunities
                                                        Trust Series 1
                                                  -------------------------
                                                  Year Ended     Year Ended
                                                  Dec. 31/06   Dec. 31/05 xxx
                                                  ----------   --------------
Income:
   Net Investment Income                          $  131,239            --
   Realized gain (loss)                               26,778           147
   Change in unrealized appreciation
     (depreciation) during the period                324,760        18,210
                                                  ----------      --------
Net increase (decrease) in assets from operations    482,777        18,357
                                                  ----------      --------
Changes from principal transactions:
   Transfer of net premiums                          217,415         3,093
   Transfer on terminations                          (72,082)       (1,376)
   Transfer on policy loans                               --            --
   Net interfund transfers                         2,925,898       158,605
                                                  ----------      --------
Net increase (decrease) in assets from principal
  transactions                                     3,071,231       160,322
                                                  ----------      --------
Total increase (decrease) in assets                3,554,008       178,679

Assets, beginning of period                          178,679            --
                                                  ----------      --------
Assets, end of period                             $3,732,687      $178,679
                                                  ==========      ========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                           Sub-Account
                                                                       --------------------------------------------------
                                                                        International Small Cap   International Small Cap
                                                                            Trust Series 0            Trust Series 1
                                                                       ------------------------  ------------------------
                                                                       Year Ended   Year Ended    Year Ended   Year Ended
                                                                       Dec. 31/06 Dec. 31/05 xxx  Dec. 31/06   Dec. 31/05
                                                                       ---------- -------------- -----------  -----------
Income:
   Net Investment Income                                                $    288          --     $   157,915  $    92,197
   Realized gain (loss)                                                    3,641          (6)      1,505,269    1,651,639
   Change in unrealized appreciation (depreciation) during the period     24,280          91       1,440,515     (688,351)
                                                                        --------      ------     -----------  -----------
Net increase (decrease) in assets from operations                         28,209          85       3,103,699    1,055,485
                                                                        --------      ------     -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                                               79,429       2,222         750,207      914,729
   Transfer on terminations                                              (11,019)        (22)     (1,357,295)  (1,064,653)
   Transfer on policy loans                                               (2,431)         --         138,455      (49,080)
   Net interfund transfers                                               205,214         638      (2,966,480)   2,764,001
                                                                        --------      ------     -----------  -----------
Net increase (decrease) in assets from principal transactions            271,193       2,838      (3,435,113)   2,564,997
                                                                        --------      ------     -----------  -----------
Total increase (decrease) in assets                                      299,402       2,923        (331,414)   3,620,482

Assets, beginning of period                                                2,923          --      13,253,506    9,633,024
                                                                        --------      ------     -----------  -----------
Assets, end of period                                                   $302,325      $2,923     $12,922,092  $13,253,506
                                                                        ========      ======     ===========  ===========

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
#   Fund available in prior year but no activity.

See accompanying notes.

                                                                                  Sub-Account
                                                  ---------------------------------------------------------------------------
                                                     International Value        International Value    Investment Quality Bond
                                                        Trust Series 0            Trust Series 1           Trust Series 0
                                                  -------------------------- ------------------------  -----------------------
                                                  Year Ended    Year Ended    Year Ended   Year Ended        Year Ended
                                                  Dec. 31/06  Dec. 31/05 xxx  Dec. 31/06   Dec. 31/05       Dec. 31/06 #
                                                  ----------  -------------- -----------  -----------  -----------------------
Income:
   Net Investment Income                          $    2,115         --      $ 1,947,486  $   399,391         $    359
   Realized gain (loss)                                6,824         --        2,285,620    1,681,387             (258)
   Change in unrealized appreciation
     (depreciation) during the period                 97,301          1        4,523,705      561,082            1,189
                                                  ----------       ----      -----------  -----------         --------
Net increase (decrease) in assets from operations    106,240          1        8,756,811    2,641,860            1,290
                                                  ----------       ----      -----------  -----------         --------
Changes from principal transactions:
   Transfer of net premiums                          111,309         10        2,515,639    2,360,937           31,472
   Transfer on terminations                          (57,959)         1       (3,383,294)  (2,300,400)          (4,246)
   Transfer on policy loans                           (1,628)        --          (17,524)    (120,516)              --
   Net interfund transfers                           911,198        981        4,100,747    8,297,225           81,707
                                                  ----------       ----      -----------  -----------         --------
Net increase (decrease) in assets from principal
  transactions                                       962,920        992        3,215,568    8,237,246          108,933
                                                  ----------       ----      -----------  -----------         --------
Total increase (decrease) in assets                1,069,160        993       11,972,379   10,879,106          110,223

Assets, beginning of period                              993         --       27,977,424   17,098,318               --
                                                  ----------       ----      -----------  -----------         --------
Assets, end of period                             $1,070,153       $993      $39,949,803  $27,977,424         $110,223
                                                  ==========       ====      ===========  ===========         ========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                             Sub-Account
                                                                       ------------------------------------------------------
                                                                        Investment Quality Bond        Large Cap Growth
                                                                            Trust Series 1              Trust Series 0
                                                                       ------------------------  ----------------------------
                                                                        Year Ended   Year Ended    Year Ended     Year Ended
                                                                        Dec. 31/06   Dec. 31/05  Dec. 31/06 (k) Dec. 31/05 xxx
                                                                       -----------  -----------  -------------- --------------
Income:
   Net Investment Income                                               $ 1,184,183  $ 1,339,988     $   118            --
   Realized gain (loss)                                                    (56,364)     365,772         (77)            7
   Change in unrealized appreciation (depreciation) during the period     (438,864)  (1,198,805)         --            --
                                                                       -----------  -----------     -------          ----
Net increase (decrease) in assets from operations                          688,955      506,955          41             7
                                                                       -----------  -----------     -------          ----
Changes from principal transactions:
   Transfer of net premiums                                              1,553,533    1,670,901       5,914            --
   Transfer on terminations                                             (2,772,974)  (3,174,192)     (5,791)          (13)
   Transfer on policy loans                                                (30,651)     (92,131)         --            --
   Net interfund transfers                                                 129,292   (3,341,663)       (751)          593
                                                                       -----------  -----------     -------          ----
Net increase (decrease) in assets from principal transactions           (1,120,800)  (4,937,085)       (628)          580
                                                                       -----------  -----------     -------          ----
Total increase (decrease) in assets                                       (431,845)  (4,430,130)       (587)          587

Assets, beginning of period                                             20,137,630   24,567,760         587            --
                                                                       -----------  -----------     -------          ----
Assets, end of period                                                  $19,705,785  $20,137,630          --          $587
                                                                       ===========  ===========     =======          ====

--------
(k) Terminated as an investment option and funds transferred to Capital Appreciation Trust on May 1, 2006.
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
#   Fund available in prior year but no activity.

See accompanying notes.

                                                                          Sub-Account
                                              -------------------------------------------------------------------
                                                   Large Cap Growth         Large Cap            Large Cap
                                                    Trust Series 1        Trust Series 0      Trust Series 1
                                              --------------------------  -------------- ------------------------
                                                Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
                                              Dec. 31/06 (k)  Dec. 31/05   Dec. 31/06 #  Dec. 31/06 Dec. 31/05 xxx
                                              -------------- -----------  -------------- ---------- --------------
Income:
   Net Investment Income                       $     69,618  $   135,921     $     81     $    661           --
   Realized gain (loss)                           1,936,958     (184,716)         152       18,501       49,990
   Change in unrealized appreciation
     (depreciation) during the period            (1,555,843)      93,135        7,693       55,368          784
                                               ------------  -----------     --------     --------     --------
Net increase (decrease) in assets from
  operations                                        450,733       44,340        7,926       74,530       50,774
                                               ------------  -----------     --------     --------     --------
Changes from principal transactions:
   Transfer of net premiums                         604,638    1,856,350       45,520       27,809        1,844
   Transfer on terminations                        (705,854)  (1,940,855)      (2,819)     (31,567)      (2,330)
   Transfer on policy loans                          19,540      (54,385)          --           --           --
   Net interfund transfers                      (19,837,497)     264,452      138,716      461,159      (38,179)
                                               ------------  -----------     --------     --------     --------
Net increase (decrease) in assets from
  principal transactions                        (19,919,173)     125,562      181,417      457,401      (38,665)
                                               ------------  -----------     --------     --------     --------
Total increase (decrease) in assets             (19,468,440)     169,902      189,343      531,931       12,109

Assets, beginning of period                      19,468,440   19,298,538           --       12,109           --
                                               ------------  -----------     --------     --------     --------
Assets, end of period                                    --  $19,468,440     $189,343     $544,040     $ 12,109
                                               ============  ===========     ========     ========     ========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                          Sub-Account
                                                                       ------------------------------------------------
                                                                            Large Cap Value          Large Cap Value
                                                                            Trust Series 0           Trust Series 1
                                                                       ------------------------  ----------------------
                                                                       Year Ended   Year Ended   Year Ended  Year Ended
                                                                       Dec. 31/06 Dec. 31/05 xxx Dec. 31/06  Dec. 31/05
                                                                       ---------- -------------- ----------  ----------
Income:
   Net Investment Income                                                $  3,822          --     $  542,643          --
   Realized gain (loss)                                                      900          (2)       439,507     587,303
   Change in unrealized appreciation (depreciation) during the period     26,816           4        (30,955)    138,750
                                                                        --------      ------     ----------  ----------
Net increase (decrease) in assets from operations                         31,538           2        951,195     726,053
                                                                        --------      ------     ----------  ----------
Changes from principal transactions:
   Transfer of net premiums                                               90,862         280        724,418     603,603
   Transfer on terminations                                              (45,091)       (152)      (633,914)   (344,825)
   Transfer on policy loans                                                   --          --        (20,143)    (17,788)
   Net interfund transfers                                               468,170       3,167      1,028,955     568,108
                                                                        --------      ------     ----------  ----------
Net increase (decrease) in assets from principal transactions            513,941       3,295      1,099,316     809,098
                                                                        --------      ------     ----------  ----------
Total increase (decrease) in assets                                      545,479       3,297      2,050,511   1,535,151

Assets, beginning of period                                                3,297          --      6,179,567   4,644,416
                                                                        --------      ------     ----------  ----------
Assets, end of period                                                   $548,776      $3,297     $8,230,078  $6,179,567
                                                                        ========      ======     ==========  ==========

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
i Fund renamed on May 1, 2006. Previously known as Lifestyle Aggressive 1000 Trust.
ii  Fund renamed on May 1, 2006. Previously known as Lifestyle Balanced 640
    Trust.

See accompanying notes.

                                                                          Sub-Account
                                       ---------------------------------------------------------------------------------
                                          Lifestyle Aggressive       Lifestyle Aggressive         Lifestyle Balanced
                                             Trust Series 0             Trust Series 1              Trust Series 0
                                       --------------------------  ------------------------  ---------------------------
                                        Year Ended    Year Ended    Year Ended   Year Ended   Year Ended     Year Ended
                                       Dec. 31/06 i Dec. 31/05 xxx Dec. 31/06 i  Dec. 31/05  Dec. 31/06 ii Dec. 31/05 xxx
                                       ------------ -------------- ------------ -----------  ------------- --------------
Income:
   Net Investment Income                $  187,285     $     23    $ 5,196,088  $   445,224   $   185,973     $    132
   Realized gain (loss)                    (94,620)         178        224,522       20,554      (106,518)         322
   Change in unrealized appreciation
     (depreciation) during the period      674,627        1,335     (2,600,262)   1,120,278       690,815        3,640
                                        ----------     --------    -----------  -----------   -----------     --------
Net increase (decrease) in assets from
  operations                               767,292        1,536      2,820,348    1,586,056       770,270        4,094
                                        ----------     --------    -----------  -----------   -----------     --------
Changes from principal transactions:
   Transfer of net premiums              1,107,856        1,054      3,368,697    3,353,348     2,033,630        3,129
   Transfer on terminations               (707,482)      (2,022)    (3,910,924)  (1,612,631)     (427,998)      (2,210)
   Transfer on policy loans               (194,401)          --       (205,211)      20,774       (38,384)          --
   Net interfund transfers               8,210,156      130,292      4,309,225      994,764    11,631,394      326,162
                                        ----------     --------    -----------  -----------   -----------     --------
Net increase (decrease) in assets from
  principal transactions                 8,416,129      129,324      3,561,787    2,756,255    13,198,642      327,081
                                        ----------     --------    -----------  -----------   -----------     --------
Total increase (decrease) in assets      9,183,421      130,860      6,382,135    4,342,311    13,968,912      331,175

Assets, beginning of period                130,860           --     16,746,448   12,404,137       331,175           --
                                        ----------     --------    -----------  -----------   -----------     --------
Assets, end of period                   $9,314,281     $130,860    $23,128,583  $16,746,448   $14,300,087     $331,175
                                        ==========     ========    ===========  ===========   ===========     ========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                          Sub-Account
                                    -------------------------------------------------------
                                        Lifestyle Balanced        Lifestyle Conservative
                                          Trust Series 1              Trust Series 0
                                    -------------------------  ----------------------------
                                     Year Ended    Year Ended    Year Ended     Year Ended
                                    Dec. 31/06 ii  Dec. 31/05  Dec. 31/06 iii Dec. 31/05 xxx
                                    ------------- -----------  -------------- --------------
Income:
   Net Investment Income             $ 6,666,033  $ 2,406,116    $    5,760          --
   Realized gain (loss)                  579,806      276,995        (1,724)         --
   Change in unrealized
     appreciation (depreciation)
     during the period                  (160,654)     565,424        61,267          --
                                     -----------  -----------    ----------        ----
Net increase (decrease) in assets
  from operations                      7,085,185    3,248,535        65,303          --
                                     -----------  -----------    ----------        ----
Changes from principal
  transactions:
   Transfer of net premiums            7,399,831    7,072,969        25,744          55
   Transfer on terminations           (5,801,085)  (4,448,848)      (50,639)        (36)
   Transfer on policy loans             (278,643)       8,228            --          --
   Net interfund transfers             4,832,074    5,980,788     1,334,171          81
                                     -----------  -----------    ----------        ----
Net increase (decrease) in assets
  from principal transactions          6,152,177    8,613,137     1,309,276         100
                                     -----------  -----------    ----------        ----
Total increase (decrease) in assets   13,237,362   11,861,672     1,374,579         100
Assets, beginning of period           52,277,135   40,415,463           100          --
                                     -----------  -----------    ----------        ----
Assets, end of period                $65,514,497  $52,277,135    $1,374,679        $100
                                     ===========  ===========    ==========        ====

--------
ii  Fund renamed on May 1, 2006. Previously known as Lifestyle Balanced 640
    Trust.
iii Fund renamed on May 1, 2006. Previously known as Lifestyle Conservative 280
    Trust.
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
iv  Fund renamed on May 1, 2006. Previously known as Lifestyle Growth 820 Trust.

See accompanying notes.

                                                                       Sub-Account
                                    ---------------------------------------------------------------------------------
                                      Lifestyle Conservative         Lifestyle Growth            Lifestyle Growth
                                          Trust Series 1              Trust Series 0              Trust Series 1
                                    -------------------------  ---------------------------  -------------------------
                                      Year Ended   Year Ended   Year Ended     Year Ended    Year Ended    Year Ended
                                    Dec. 31/06 iii Dec. 31/05  Dec. 31/06 iv Dec. 31/05 xxx Dec. 31/06 iv  Dec. 31/05
                                    -------------- ----------  ------------- -------------- ------------- -----------
Income:
   Net Investment Income              $  519,191   $  505,641   $   636,323     $    222     $10,823,475  $ 2,082,481
   Realized gain (loss)                   14,603       42,253      (213,768)          (7)        518,338     (285,985)
   Change in unrealized
     appreciation (depreciation)
     during the period                    16,032     (365,322)    1,717,298        2,180        (331,483)   3,874,347
                                      ----------   ----------   -----------     --------     -----------  -----------
Net increase (decrease) in assets
  from operations                        549,826      182,572     2,139,853        2,395      11,010,330    5,670,843
                                      ----------   ----------   -----------     --------     -----------  -----------
Changes from principal
  transactions:
   Transfer of net premiums              500,729      541,641     7,383,097       34,792      12,148,756   10,920,056
   Transfer on terminations             (819,190)    (657,931)   (1,571,805)      30,322      (8,763,246)  (5,656,834)
   Transfer on policy loans               20,341      (28,277)      (25,860)          --        (359,087)    (360,889)
   Net interfund transfers               118,963      275,101    27,109,654      527,489       9,086,609    8,239,932
                                      ----------   ----------   -----------     --------     -----------  -----------
Net increase (decrease) in assets
  from principal transactions           (179,157)     130,534    32,895,086      592,603      12,113,032   13,142,265
                                      ----------   ----------   -----------     --------     -----------  -----------
Total increase (decrease) in assets      370,669      313,106    35,034,939      594,998      23,123,362   18,813,108

Assets, beginning of period            6,558,099    6,244,993       594,998           --      74,633,010   55,819,902
                                      ----------   ----------   -----------     --------     -----------  -----------
Assets, end of period                 $6,928,768   $6,558,099   $35,629,937     $594,998     $97,756,372  $74,633,010
                                      ==========   ==========   ===========     ========     ===========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                           Sub-Account
                                                                      ----------------------------------------------------
                                                                          Lifestyle Moderate         Lifestyle Moderate
                                                                            Trust Series 0             Trust Series 1
                                                                      --------------------------  ------------------------
                                                                       Year Ended    Year Ended    Year Ended   Year Ended
                                                                      Dec. 31/06 v Dec. 31/05 xxx Dec. 31/06 v  Dec. 31/05
                                                                      ------------ -------------- ------------ -----------
Income:
   Net Investment Income                                               $   16,974          --     $   958,918  $   644,187
   Realized gain (loss)                                                    (1,704)          4         234,262      189,821
   Change in unrealized appreciation (depreciation)during the period       65,996         495             274     (438,152)
                                                                       ----------     -------     -----------  -----------
Net increase (decrease) in assets from operations                          81,266         499       1,193,454      395,856
                                                                       ----------     -------     -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                                               266,850          35       1,745,457    1,370,063
   Transfer on terminations                                               (64,613)       (353)     (1,208,882)  (1,271,093)
   Transfer on policy loans                                              (175,000)         --           3,297     (143,924)
   Net interfund transfers                                              1,452,605      61,048       1,956,168      875,507
                                                                       ----------     -------     -----------  -----------
Net increase (decrease) in assets from principal transactions           1,479,842      60,730       2,496,040      830,553
                                                                       ----------     -------     -----------  -----------
Total increase (decrease) in assets                                     1,561,108      61,229       3,689,494    1,226,409

Assets, beginning of period                                                61,229          --      10,001,375    8,774,966
                                                                       ----------     -------     -----------  -----------
Assets, end of period                                                  $1,622,337     $61,229     $13,690,869  $10,001,375
                                                                       ==========     =======     ===========  ===========

--------
v   Fund renamed on May 1, 2006. Previously known as Lifestyle Moderate 460
    Trust.
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
## Terminated as an investment option and funds transferred to Mid Cap Index Trust on December 4, 2006.

See accompanying notes.

                                                                                Sub-Account
                                              ---------------------------------------------------------------------------------
                                               Managed Trust Series 0   Mid Cap Core Trust Series 0  Mid Cap Core Trust Series 1
                                              ------------------------  ---------------------------  --------------------------
                                              Year Ended   Year Ended    Year Ended     Year Ended    Year Ended    Year Ended
                                              Dec. 31/06 Dec. 31/05 xxx Dec. 31/06 ## Dec. 31/05 xxx Dec. 31/06 ##  Dec. 31/05
                                              ---------- -------------- ------------- -------------- -------------  ----------
Income:
   Net Investment Income                       $ 22,867     $  4,134      $ 42,780            --      $   554,483   $   84,408
   Realized gain (loss)                            (849)         (91)      (33,076)           --         (432,170)      12,028
   Change in unrealized appreciation
     (depreciation) during the period            16,307       (1,487)            7            (7)         (18,174)     (34,495)
                                               --------     --------      --------        ------      -----------   ----------
Net increase (decrease) in assets from
  operations                                     38,325        2,556         9,711            (7)         104,139       61,941
                                               --------     --------      --------        ------      -----------   ----------
Changes from principal transactions:
   Transfer of net premiums                      62,642          460        58,424            --          325,784      252,763
   Transfer on terminations                     (31,630)      (3,129)      (11,037)           --         (117,022)     (78,570)
   Transfer on policy loans                        (216)          --        (4,712)           --              274         (629)
   Net interfund transfers                      603,080      278,212       (53,608)        1,229       (1,532,493)     236,051
                                               --------     --------      --------        ------      -----------   ----------
Net increase (decrease) in assets from
  principal transactions                        633,876      275,543       (10,933)        1,229       (1,323,457)     409,615
                                               --------     --------      --------        ------      -----------   ----------
Total increase (decrease) in assets             672,201      278,099        (1,222)        1,222       (1,219,318)     471,556

Assets, beginning of period                     278,099           --         1,222            --        1,219,318      747,762
                                               --------     --------      --------        ------      -----------   ----------
Assets, end of period                          $950,300     $278,099            --        $1,222               --   $1,219,318
                                               ========     ========      ========        ======      ===========   ==========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                          Sub-Account
                                                                       -------------------------------------------------
                                                                             Mid Cap Index            Mid Cap Index
                                                                            Trust Series 0            Trust Series 1
                                                                       ------------------------  -----------------------
                                                                       Year Ended   Year Ended    Year Ended  Year Ended
                                                                       Dec. 31/06 Dec. 31/05 xxx  Dec. 31/06  Dec. 31/05
                                                                       ---------- -------------- -----------  ----------
Income:
   Net Investment Income                                                $  1,738          --     $   492,593  $  317,836
   Realized gain (loss)                                                   (2,851)          3         682,196     939,477
   Change in unrealized appreciation (depreciation) during the period     22,387         (54)       (257,247)   (164,416)
                                                                        --------      ------     -----------  ----------
Net increase (decrease) in assets from operations                         21,274         (51)        917,542   1,092,897
                                                                        --------      ------     -----------  ----------
Changes from principal transactions:
   Transfer of net premiums                                              116,212          10       1,040,241   1,027,774
   Transfer on terminations                                              (26,250)        762      (1,456,521)   (954,129)
   Transfer on policy loans                                               (2,419)         --        (124,446)    (32,948)
   Net interfund transfers                                               586,616       6,881       2,646,293     719,597
                                                                        --------      ------     -----------  ----------
Net increase (decrease) in assets from principal transactions            674,159       7,653       2,105,567     760,294
                                                                        --------      ------     -----------  ----------
Total increase (decrease) in assets                                      695,433       7,602       3,023,109   1,853,191

Assets, beginning of period                                                7,602          --       9,699,379   7,846,188
                                                                        --------      ------     -----------  ----------
Assets, end of period                                                   $703,035      $7,602     $12,722,488  $9,699,379
                                                                        ========      ======     ===========  ==========

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                                   Sub-Account
                                                  -----------------------------------------------------------------------------
                                                        Mid Cap Stock              Mid Cap Stock             Mid Cap Value
                                                        Trust Series 0            Trust Series 1            Trust Series 0
                                                  -------------------------  ------------------------  ------------------------
                                                                                                          Year
                                                  Year Ended    Year Ended    Year Ended   Year Ended    Ended      Year Ended
                                                  Dec. 31/06  Dec. 31/05 xxx  Dec. 31/06   Dec. 31/05  Dec. 31/06 Dec. 31/05 xxx
                                                  ----------  -------------- -----------  -----------  ---------- --------------
Income:
   Net Investment Income                          $      717         --      $   887,583  $   353,590   $  6,934          --
   Realized gain (loss)                                 (883)         4        1,162,230    1,730,422     (1,892)          7
   Change in unrealized appreciation
     (depreciation) during the period                 87,480         35          625,573    1,551,025     49,568         (33)
                                                  ----------       ----      -----------  -----------   --------      ------
Net increase (decrease) in assets from operations     87,314         39        2,675,386    3,635,037     54,610         (26)
                                                  ----------       ----      -----------  -----------   --------      ------
Changes from principal transactions:
   Transfer of net premiums                           92,140        252        1,810,827    1,635,274     73,564         138
   Transfer on terminations                          (57,375)       (78)      (2,374,001)  (2,291,564)   (21,769)        (59)
   Transfer on policy loans                           (1,867)        --          (29,046)     (53,572)    (2,951)         --
   Net interfund transfers                           993,786        318       (2,352,749)   9,088,677    495,755       3,704
                                                  ----------       ----      -----------  -----------   --------      ------
Net increase (decrease) in assets from principal
  transactions                                     1,026,684        492       (2,944,969)   8,378,815    544,599       3,783
                                                  ----------       ----      -----------  -----------   --------      ------
Total increase (decrease) in assets                1,113,998        531         (269,583)  12,013,852    599,209       3,757

Assets, beginning of period                              531         --       21,770,196    9,756,344      3,757          --
                                                  ----------       ----      -----------  -----------   --------      ------
Assets, end of period                             $1,114,529       $531      $21,500,613  $21,770,196   $602,966      $3,757
                                                  ==========       ====      ===========  ===========   ========      ======

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                           Sub-Account
                                                                       -----------------------------------------------------
                                                                       Mid Cap Value Trust Series 1 Mid Value Trust Series 0
                                                                       ---------------------------  ------------------------
                                                                        Year Ended     Year Ended   Year Ended   Year Ended
                                                                        Dec. 31/06     Dec. 31/05   Dec. 31/06 Dec. 31/05 xxx
                                                                        -----------   -----------   ---------- --------------
Income:
   Net Investment Income                                               $ 3,842,474    $   632,192    $ 1,659          --
   Realized gain (loss)                                                    263,764      1,471,335         25          --
   Change in unrealized appreciation (depreciation) during the period   (1,471,419)      (717,135)     6,583           1
                                                                        -----------   -----------    -------        ----
Net increase (decrease) in assets from operations                        2,634,819      1,386,392      8,267           1
                                                                        -----------   -----------    -------        ----
Changes from principal transactions:
   Transfer of net premiums                                              2,042,952      2,804,087     23,739          66
   Transfer on terminations                                             (1,631,265)    (1,216,774)    (2,255)        (31)
   Transfer on policy loans                                                (93,138)       (23,204)                    --
   Net interfund transfers                                                (808,770)     2,381,622     59,408          12
                                                                        -----------   -----------    -------        ----
Net increase (decrease) in assets from principal transactions             (490,221)     3,945,731     80,892          47
                                                                        -----------   -----------    -------        ----
Total increase (decrease) in assets                                      2,144,598      5,332,123     89,159          48

Assets, beginning of period                                             21,996,856     16,664,733         48          --
                                                                        -----------   -----------    -------        ----
Assets, end of period                                                  $24,141,454    $21,996,856    $89,207        $ 48
                                                                        ===========   ===========    =======        ====

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                          Sub-Account
                                       ---------------------------------------------------------------------------------
                                               Money Market                Money Market             Natural Resources
                                             Trust B Series 0             Trust Series 1             Trust Series 0
                                       ---------------------------  --------------------------  ------------------------
                                        Year Ended     Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
                                        Dec. 31/06   Dec. 31/05 xxx  Dec. 31/06    Dec. 31/05   Dec. 31/06 Dec. 31/05 xxx
                                       ------------  -------------- ------------  ------------  ---------- --------------
Income:
   Net Investment Income               $    298,096   $     3,353   $  3,660,440  $  2,164,222   $ 25,067         --
   Realized gain (loss)                          --            --             --            --    (17,363)         5
   Change in unrealized appreciation
     (depreciation) during the period            --            --             --            --     35,332         41
                                       ------------   -----------   ------------  ------------   --------      -----
Net increase (decrease) in assets from
  operations                                298,096         3,353      3,660,440     2,164,222     43,036         46
                                       ------------   -----------   ------------  ------------   --------      -----
Changes from principal transactions:
   Transfer of net premiums              56,274,641     1,898,235     30,870,510    37,135,552    210,526         60
   Transfer on terminations              37,732,026     1,359,541    (17,666,851)  (14,357,407)   (40,979)      (122)
   Transfer on policy loans                (169,508)           --        (17,303)     (633,755)    (3,235)        --
   Net interfund transfers              (80,956,842)   (1,639,630)   (16,372,197)  (21,682,743)   632,243        746
                                       ------------   -----------   ------------  ------------   --------      -----
Net increase (decrease) in assets from
  principal transactions                 12,880,317     1,618,146     (3,185,841)      461,647    798,555        684
                                       ------------   -----------   ------------  ------------   --------      -----
Total increase (decrease) in assets      13,178,413     1,621,499        474,599     2,625,869    841,591        730

Assets, beginning of period               1,621,499            --     81,149,775    78,523,906        730         --
                                       ------------   -----------   ------------  ------------   --------      -----
Assets, end of period                  $ 14,799,912   $ 1,621,499   $ 81,624,374  $ 81,149,775   $842,321      $ 730
                                       ============   ===========   ============  ============   ========      =====

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                Sub-Account
                                                             -------------------------------------------------
                                                                Natural Resources          Overseas Equity
                                                                  Trust Series 1           Trust Series 0
                                                             -----------------------  ------------------------
                                                              Year Ended  Year Ended  Year Ended   Year Ended
                                                              Dec. 31/06  Dec. 31/05  Dec. 31/06 Dec. 31/05 xxx
                                                             -----------  ----------  ---------- --------------
Income:
   Net Investment Income                                     $ 2,072,911  $  110,159   $     61         --
   Realized gain (loss)                                        1,051,313     704,606      1,702         --
   Change in unrealized appreciation (depreciation) during
     the period                                               (1,367,088)  1,464,687     19,598          1
                                                             -----------  ----------   --------       ----
Net increase (decrease) in assets from operations              1,757,136   2,279,452     21,361          1
                                                             -----------  ----------   --------       ----
Changes from principal transactions:
   Transfer of net premiums                                      908,841     733,698      9,858         36
   Transfer on terminations                                   (1,115,912)   (368,865)   (13,646)       (19)
   Transfer on policy loans                                     (115,369)     (6,870)        --         --
   Net interfund transfers                                       951,302   2,962,709    235,320          9
                                                             -----------  ----------   --------       ----
Net increase (decrease) in assets from principal
  transactions                                                   628,862   3,320,672    231,532         26
                                                             -----------  ----------   --------       ----
Total increase (decrease) in assets                            2,385,998   5,600,124    252,893         27

Assets, beginning of period                                    8,987,378   3,387,254         27         --
                                                             -----------  ----------   --------       ----
Assets, end of period                                        $11,373,376  $8,987,378   $252,920       $ 27
                                                             ===========  ==========   ========       ====

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
(g) Terminated as an investment option and funds transferred to International Value Trust on May 2, 2005.

See accompanying notes.

                                                                                         Sub-Account
                                                              -----------------------------------------------------------------
                                                                 Overseas           Pacific Rim               Pacific Rim
                                                              Trust Series 1      Trust Series 0            Trust Series 1
                                                              -------------- ------------------------  ------------------------
                                                                Year Ended   Year Ended   Year Ended    Year Ended   Year Ended
                                                              Dec. 31/05 (g) Dec. 31/06 Dec. 31/05 xxx  Dec. 31/06   Dec. 31/05
                                                              -------------- ---------- -------------- -----------  -----------
Income:
   Net Investment Income                                       $     36,753   $    733         --      $   125,367  $    90,162
   Realized gain (loss)                                             722,856     (2,305)         1        2,018,512      892,513
   Change in unrealized appreciation (depreciation) during
     the period                                                  (1,039,185)    31,170         21         (826,808)   1,593,002
                                                               ------------   --------       ----      -----------  -----------
Net increase (decrease) in assets from operations              $   (279,576)    29,598         22        1,317,071    2,575,677
                                                               ------------   --------       ----      -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                                         247,287    163,000         --          984,132      727,323
   Transfer on terminations                                        (340,518)   (53,323)       (19)      (1,376,954)  (1,543,716)
   Transfer on policy loans                                         (26,766)        --         --           (9,436)     (24,132)
   Net interfund transfers                                      (10,433,623)   487,655        597         (963,754)   1,652,548
                                                               ------------   --------       ----      -----------  -----------
Net increase (decrease) in assets from principal transactions   (10,553,620)   597,332        578       (1,366,012)     812,023
                                                               ------------   --------       ----      -----------  -----------
Total increase (decrease) in assets                             (10,833,196)   626,930        600          (48,941)   3,387,700

Assets, beginning of period                                      10,833,196        600         --       13,146,240    9,758,540
                                                               ------------   --------       ----      -----------  -----------
Assets, end of period                                                    --   $627,530       $600      $13,097,299  $13,146,240
                                                               ============   ========       ====      ===========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                               Sub-Account
                                                             ----------------------------------------------
                                                               Quantitative All Cap    Quantitative All Cap
                                                                  Trust Series 0          Trust Series 1
                                                             ------------------------  --------------------
                                                             Year Ended   Year Ended   Year Ended Year Ended
                                                             Dec. 31/06 Dec. 31/05 xxx Dec. 31/06 Dec. 31/05
                                                             ---------- -------------- ---------- ----------
Income:
   Net Investment Income                                      $ 1,297         --        $ 50,599   $ 34,039
   Realized gain (loss)                                           (45)        --           5,513     10,833
   Change in unrealized appreciation (depreciation) during
     the period                                                  (197)        --          14,364    (12,809)
                                                              -------        ---        --------   --------
Net increase (decrease) in assets from operations               1,055         --          70,476     32,063
                                                              -------        ---        --------   --------
Changes from principal transactions:
   Transfer of net premiums                                     4,101         19         107,027     61,808
   Transfer on terminations                                    (1,155)        (7)        (46,707)   (14,082)
   Transfer on policy loans                                        --         --             401     (1,141)
   Net interfund transfers                                     18,206          2          69,258    143,110
                                                              -------        ---        --------   --------
Net increase (decrease) in assets from principal
  transactions                                                 21,152         14         129,979    189,695
                                                              -------        ---        --------   --------
Total increase (decrease) in assets                            22,207         14         200,455    221,758

Assets, beginning of period                                        14         --         421,060    199,302
                                                              -------        ---        --------   --------
Assets, end of period                                         $22,221        $14        $621,515   $421,060
                                                              =======        ===        ========   ========

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
#   Fund available in prior year but no activity.

See accompanying notes.

                                                                Sub-Account
                                    -------------------------------------------------------------------
                                      Quantitative Mid Cap     Quantitative Mid Cap   Quantitative Value
                                         Trust Series 0           Trust Series 1        Trust Series 0
                                    ------------------------  ----------------------  ------------------
                                    Year Ended   Year Ended   Year Ended  Year Ended   Year Ended Dec.
                                    Dec. 31/06 Dec. 31/05 xxx Dec. 31/06  Dec. 31/05       31/06 #
                                    ---------- -------------- ----------  ----------  ------------------
Income:
   Net Investment Income             $  2,909          --     $  697,226          --            --
   Realized gain (loss)                (2,924)        (69)       (30,985)    172,949            47
   Change in unrealized
     appreciation (depreciation)
     during the period                   (445)        194       (615,888)    (11,798)        3,743
                                     --------      ------     ----------  ----------       -------
Net increase (decrease) in assets
  from operations                        (460)        125         50,353     161,151         3,790
                                     --------      ------     ----------  ----------       -------
Changes from principal
  transactions:
   Transfer of net premiums            14,673       3,975        160,684      92,616         1,016
   Transfer on terminations            (1,213)         27       (187,170)    (72,012)         (446)
   Transfer on policy loans                --          --         (1,227)     (1,202)           --
   Net interfund transfers            125,505       2,149        754,981      91,038        34,372
                                     --------      ------     ----------  ----------       -------
Net increase (decrease) in assets
  from principal transactions         138,965       6,151        727,268     110,440        34,942
                                     --------      ------     ----------  ----------       -------
Total increase (decrease) in assets   138,505       6,276        777,621     271,591        38,732

Assets, beginning of period             6,276          --      1,420,217   1,148,626            --
                                     --------      ------     ----------  ----------       -------
Assets, end of period                $144,781      $6,276     $2,197,838  $1,420,217       $38,732
                                     ========      ======     ==========  ==========       =======

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                               Sub-Account
                                                             -----------------------------------------------
                                                              Quantitative Value     Real Estate Securities
                                                                Trust Series 1           Trust Series 0
                                                             --------------------  -------------------------
                                                             Year Ended Year Ended Year Ended    Year Ended
                                                             Dec. 31/06 Dec. 31/05 Dec. 31/06  Dec. 31/05 xxx
                                                             ---------- ---------- ----------  --------------
Income:
   Net Investment Income                                      $ 40,024   $  1,736  $   35,620          --
   Realized gain (loss)                                         37,160      1,329       3,682          --
   Change in unrealized appreciation (depreciation) during
     the period                                                 15,877     17,324     134,471          (1)
                                                              --------   --------  ----------     -------
Net increase (decrease) in assets from operations               93,061     20,389     173,773          (1)
                                                              --------   --------  ----------     -------
Changes from principal transactions:
   Transfer of net premiums                                     22,797     83,960     203,776          51
   Transfer on terminations                                    (39,265)    (5,153)    (44,538)        (33)
   Transfer on policy loans                                         --         --      (7,326)         --
   Net interfund transfers                                     (69,704)   467,555   1,147,689      34,855
                                                              --------   --------  ----------     -------
Net increase (decrease) in assets from principal
  transactions                                                 (86,172)   546,362   1,299,601      34,873
                                                              --------   --------  ----------     -------
Total increase (decrease) in assets                              6,889    566,751   1,473,374      34,872
Assets, beginning of period                                    582,273     15,522      34,872          --
                                                              --------   --------  ----------     -------
Assets, end of period                                         $589,162   $582,273  $1,508,246     $34,872
                                                              ========   ========  ==========     =======

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                                  Sub-Account
                                                  --------------------------------------------------------------------------
                                                   Real Estate Securities       Real Return Bond         Real Return Bond
                                                       Trust Series 1            Trust Series 0           Trust Series 1
                                                  ------------------------  ------------------------  ----------------------
                                                   Year Ended   Year Ended  Year Ended   Year Ended   Year Ended  Year Ended
                                                   Dec. 31/06   Dec. 31/05  Dec. 31/06 Dec. 31/05 xxx Dec. 31/06  Dec. 31/05
                                                  -----------  -----------  ---------- -------------- ----------  ----------
Income:
   Net Investment Income                          $ 9,665,717  $ 7,161,881   $    195          --     $  114,103  $   90,553
   Realized gain (loss)                             5,317,829    4,646,644       (135)         (1)        (5,999)      2,883
   Change in unrealized appreciation
     (depreciation) during the period               1,369,012   (6,743,469)       885          (3)       (99,316)    (66,136)
                                                  -----------  -----------   --------      ------     ----------  ----------
Net increase (decrease) in assets from operations  16,352,558    5,065,056        945          (4)         8,788      27,300
                                                  -----------  -----------   --------      ------     ----------  ----------
Changes from principal transactions:
   Transfer of net premiums                         2,637,377    3,688,088      8,622        (138)       287,252     228,553
   Transfer on terminations                        (5,666,674)  (4,962,225)    (8,236)         --       (277,337)   (134,038)
   Transfer on policy loans                          (230,126)    (101,311)        --          --        (72,817)         --
   Net interfund transfers                         (2,558,582)  (3,723,507)   127,754       1,411        432,276     705,433
                                                  -----------  -----------   --------      ------     ----------  ----------
Net increase (decrease) in assets from principal
  transactions                                     (5,818,005)  (5,098,955)   128,140       1,273        369,374     799,948
                                                  -----------  -----------   --------      ------     ----------  ----------
Total increase (decrease) in assets                10,534,553      (33,899)   129,085       1,269        378,162     827,248

Assets, beginning of period                        45,351,144   45,385,043      1,269          --      2,544,365   1,717,117
                                                  -----------  -----------   --------      ------     ----------  ----------
Assets, end of period                             $55,885,697  $45,351,144   $130,354      $1,269     $2,922,527  $2,544,365
                                                  ===========  ===========   ========      ======     ==========  ==========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                 Sub-Account
                                                             --------------------------------------------------
                                                               Science & Technology      Science & Technology
                                                                  Trust Series 0            Trust Series 1
                                                             ------------------------  ------------------------
                                                             Year Ended   Year Ended    Year Ended   Year Ended
                                                             Dec. 31/06 Dec. 31/05 xxx  Dec. 31/06   Dec. 31/05
                                                             ---------- -------------- -----------  -----------
Income:
   Net Investment Income                                            --        --                --           --
   Realized gain (loss)                                         (2,032)       --         1,191,792    1,731,332
   Change in unrealized appreciation (depreciation) during
     the period                                                 60,444        --          (209,171)  (1,489,527)
                                                              --------       ---       -----------  -----------
Net increase (decrease) in assets from operations               58,412        --           982,621      241,805
                                                              --------       ---       -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                                     48,078        --         2,204,585    2,517,672
   Transfer on terminations                                    (15,329)       (4)       (2,508,723)  (2,677,562)
   Transfer on policy loans                                     (9,669)       --          (219,342)     (49,455)
   Net interfund transfers                                     536,169         9        (2,167,118)  (1,589,574)
                                                              --------       ---       -----------  -----------
Net increase (decrease) in assets from principal
  transactions                                                 559,249         5        (2,690,598)  (1,798,919)
                                                              --------       ---       -----------  -----------
Total increase (decrease) in assets                            617,661         5        (1,707,977)  (1,557,114)

Assets, beginning of period                                          5        --        19,883,950   21,441,064
                                                              --------       ---       -----------  -----------
Assets, end of period                                         $617,666       $ 5       $18,175,973  $19,883,950
                                                              ========       ===       ===========  ===========

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
(y) Terminated as an investment option and funds transferred to 500 Index Trust on May 2, 2005.
#   Fund available in prior year but no activity.

See accompanying notes.

                                                                                   Sub-Account
                                                             -------------------------------------------------------
                                                             Select Growth  Short-Term Bond     Small Cap Growth
                                                             Trust Series 1 Trust Series 0       Trust Series 0
                                                             -------------- --------------- ------------------------
                                                               Year Ended   Year Ended Dec. Year Ended   Year Ended
                                                             Dec. 31/05 (y)     31/06 #     Dec. 31/06 Dec. 31/05 xxx
                                                             -------------- --------------- ---------- --------------
Income:
   Net Investment Income                                              --        $   559           --          --
   Realized gain (loss)                                            9,652            379          538          --
   Change in unrealized appreciation (depreciation) during
     the period                                                  (27,199)           453        1,375          --
                                                               ---------        -------      -------        ----
Net increase (decrease) in assets from operations              $ (17,547)         1,391        1,913          --
                                                               ---------        -------      -------        ----
Changes from principal transactions:
   Transfer of net premiums                                        3,394          2,269       10,024          36
   Transfer on terminations                                      (19,358)        (2,828)      (1,895)        (18)
   Transfer on policy loans                                         (786)            --         (556)         --
   Net interfund transfers                                      (527,237)        33,095       27,583          11
                                                               ---------        -------      -------        ----
Net increase (decrease) in assets from principal
  transactions                                                  (543,987)        32,536       35,156          29
                                                               ---------        -------      -------        ----
Total increase (decrease) in assets                             (561,534)        33,927       37,069          29

Assets, beginning of period                                      561,534             --           29          --
                                                               ---------        -------      -------        ----
Assets, end of period                                                 --        $33,927      $37,098        $ 29
                                                               =========        =======      =======        ====

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                Sub-Account
                                                             ------------------------------------------------
                                                                  Small Cap Index          Small Cap Index
                                                                  Trust Series 0           Trust Series 1
                                                             ------------------------  ----------------------
                                                             Year Ended   Year Ended   Year Ended  Year Ended
                                                             Dec. 31/06 Dec. 31/05 xxx Dec. 31/06  Dec. 31/05
                                                             ---------- -------------- ----------  ----------
Income:
   Net Investment Income                                      $  1,049          --     $  269,525  $  302,487
   Realized gain (loss)                                          1,867          (2)       291,057     547,747
   Change in unrealized appreciation (depreciation) during
     the period                                                 53,408        (161)       860,973    (591,894)
                                                              --------      ------     ----------  ----------
Net increase (decrease) in assets from operations               56,324        (163)     1,421,555     258,340
                                                              --------      ------     ----------  ----------
Changes from principal transactions:
   Transfer of net premiums                                     83,625         111        846,420     968,283
   Transfer on terminations                                    (27,513)        791       (850,250)   (581,354)
   Transfer on policy loans                                         --          --        (87,331)    (68,125)
   Net interfund transfers                                     606,572       8,357        482,817    (192,446)
                                                              --------      ------     ----------  ----------
Net increase (decrease) in assets from principal
  transactions                                                 662,684       9,259        391,656     126,358
                                                              --------      ------     ----------  ----------
Total increase (decrease) in assets                            719,008       9,096      1,813,211     384,698

Assets, beginning of period                                      9,096          --      8,000,791   7,616,093
                                                              --------      ------     ----------  ----------
Assets, end of period                                         $728,104      $9,096     $9,814,002  $8,000,791
                                                              ========      ======     ==========  ==========

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                                  Sub-Account
                                                  ---------------------------------------------------------------------------
                                                   Small Cap Opportunities  Small Cap Opportunities          Small Cap
                                                       Trust Series 0            Trust Series 1           Trust Series 0
                                                  ------------------------  -----------------------  ------------------------
                                                  Year Ended   Year Ended    Year Ended  Year Ended  Year Ended   Year Ended
                                                  Dec. 31/06 Dec. 31/05 xxx  Dec. 31/06  Dec. 31/05  Dec. 31/06 Dec. 31/05 xxx
                                                  ---------- -------------- -----------  ----------  ---------- --------------
Income:
   Net Investment Income                           $  2,185         --      $   322,040  $   39,994   $   335          --
   Realized gain (loss)                              (2,337)         2          272,497      50,708    (1,047)          1
   Change in unrealized appreciation
     (depreciation) during the period                 6,537          1          360,342     974,478     3,654          --
                                                   --------       ----      -----------  ----------   -------        ----
Net increase (decrease) in assets from operations     6,385          3          954,879   1,065,180     2,942           1
                                                   --------       ----      -----------  ----------   -------        ----
Changes from principal transactions:
   Transfer of net premiums                          78,306        138          919,780     642,197    15,191          --
   Transfer on terminations                         (13,239)       (49)        (655,763)   (525,209)   (4,600)         (5)
   Transfer on policy loans                              --         --           10,946        (382)       --          --
   Net interfund transfers                          232,591        111         (728,740)  4,650,745    67,131         330
                                                   --------       ----      -----------  ----------   -------        ----
Net increase (decrease) in assets from principal
  transactions                                      297,658        200         (453,777)  4,767,351    77,722         325
                                                   --------       ----      -----------  ----------   -------        ----
Total increase (decrease) in assets                 304,043        203          501,102   5,832,531    80,664         326

Assets, beginning of period                             203         --        9,691,801   3,859,270       326          --
                                                   --------       ----      -----------  ----------   -------        ----
Assets, end of period                              $304,246       $203      $10,192,903  $9,691,801   $80,990        $326
                                                   ========       ====      ===========  ==========   =======        ====

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                 Sub-Account
                                                             ---------------------------------------------------
                                                                  Small Cap Trust         Small Cap Value Trust
                                                                      Series 1                  Series 0
                                                             -------------------------  ------------------------
                                                             Year Ended    Year Ended   Year Ended   Year Ended
                                                             Dec. 31/06  Dec. 31/05 xxx Dec. 31/06 Dec. 31/05 xxx
                                                             ----------  -------------- ---------- --------------
Income:
   Net Investment Income                                     $   78,979           --     $ 17,268          --
   Realized gain (loss)                                         (60,654)      35,136       (1,869)         --
   Change in unrealized appreciation (depreciation) during
     the period                                                 (44,033)      38,807       16,508          --
                                                             ----------     --------     --------     -------
Net increase (decrease) in assets from operations               (25,708)      73,943       31,907          --
                                                             ----------     --------     --------     -------
Changes from principal transactions:
   Transfer of net premiums                                      26,634        2,929       52,003          10
   Transfer on terminations                                     (22,686)      (9,842)     (12,771)         (7)
   Transfer on policy loans                                          --           --           --          --
   Net interfund transfers                                      281,024      813,811      273,458      34,361
                                                             ----------     --------     --------     -------
Net increase (decrease) in assets from principal
  transactions                                                  284,972      806,898      312,690      34,364
                                                             ----------     --------     --------     -------
Total increase (decrease) in assets                             259,264      880,841      344,597      34,364

Assets, beginning of period                                     880,841           --       34,364          --
                                                             ----------     --------     --------     -------
Assets, end of period                                        $1,140,105     $880,841     $378,961     $34,364
                                                             ==========     ========     ========     =======

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
(h) Terminated as an investment option and funds transferred to Small Cap Opportunities Trust on May 2, 2005.

See accompanying notes.

                                                                                 Sub-Account
                                                     -------------------------------------------------------------------
                                                     Small Company Blend       Small Company           Small Company
                                                       Trust Series 1         Trust Series 0           Trust Series 1
                                                     ------------------- ------------------------  ---------------------
                                                         Year Ended      Year Ended   Year Ended   Year Ended  Year Ended
                                                       Dec. 31/05 (h)    Dec. 31/06 Dec. 31/05 xxx Dec. 31/06  Dec. 31/05
                                                     ------------------- ---------- -------------- ----------  ----------
Income:
   Net Investment Income                                          --       $   62          --      $  116,281   $  2,972
   Realized gain (loss)                                      570,894         (122)          1         (65,465)       774
   Change in unrealized appreciation (depreciation)
     during the period                                    (1,374,657)          48          --          88,888     16,106
                                                         -----------       ------        ----      ----------   --------
Net increase (decrease) in assets from operations        $  (803,763)         (12)          1         139,704     19,852
                                                         -----------       ------        ----      ----------   --------
Changes from principal transactions:
   Transfer of net premiums                                  182,112        1,716          99          66,313     45,120
   Transfer on terminations                                 (312,405)        (253)        (66)       (113,932)   (22,883)
   Transfer on policy loans                                    6,296           --          --              --         --
   Net interfund transfers                                (6,139,531)          14         412       1,574,454    434,822
                                                         -----------       ------        ----      ----------   --------
Net increase (decrease) in assets from principal
  transactions                                            (6,263,528)       1,477         445       1,526,835    457,059
                                                         -----------       ------        ----      ----------   --------
Total increase (decrease) in assets                       (7,067,291)       1,465         446       1,666,539    476,911

Assets, beginning of period                                7,067,291          446          --         545,155     68,244
                                                         -----------       ------        ----      ----------   --------
Assets, end of period                                             --       $1,911        $446      $2,211,694   $545,155
                                                         ===========       ======        ====      ==========   ========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                 Sub-Account
                                                             ---------------------------------------------------
                                                                Small Company Value        Small Company Value
                                                                   Trust Series 0            Trust Series 1
                                                             -------------------------  ------------------------
                                                             Year Ended    Year Ended    Year Ended   Year Ended
                                                             Dec. 31/06  Dec. 31/05 xxx  Dec. 31/06   Dec. 31/05
                                                             ----------  -------------- -----------  -----------
Income:
   Net Investment Income                                     $   11,222          --     $ 3,546,102  $   372,926
   Realized gain (loss)                                         (14,065)         (1)      1,436,650      841,374
   Change in unrealized appreciation (depreciation) during
     the period                                                  84,913         (47)     (1,697,527)     193,528
                                                             ----------      ------     -----------  -----------
Net increase (decrease) in assets from operations                82,070         (48)      3,285,225    1,407,828
                                                             ----------      ------     -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                                     150,992         141       2,003,986    1,801,956
   Transfer on terminations                                     (54,865)        (42)     (1,620,945)  (2,248,034)
   Transfer on policy loans                                      (4,640)         --        (135,962)     (46,771)
   Net interfund transfers                                    1,213,762       2,125        (830,500)     273,954
                                                             ----------      ------     -----------  -----------
Net increase (decrease) in assets from principal
  transactions                                                1,305,249       2,224        (583,421)    (218,895)
                                                             ----------      ------     -----------  -----------
Total increase (decrease) in assets                           1,387,319       2,176       2,701,804    1,188,933

Assets, beginning of period                                       2,176          --      21,820,203   20,631,270
                                                             ----------      ------     -----------  -----------
Assets, end of period                                        $1,389,495      $2,176     $24,522,007  $21,820,203
                                                             ==========      ======     ===========  ===========

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
(d) Terminated as an investment option and funds transferred to Mid Cap Index Trust on May 2, 2005.
#   Fund available in prior year but no activity.

See accompanying notes.

                                                                                Sub-Account
                                                             -------------------------------------------------
                                                             Small Mid-Cap Growth Small Mid-Cap  Special Value
                                                                Trust Series 1    Trust Series 1 Trust Series 0
                                                             -------------------- -------------- --------------
                                                                  Year Ended        Year Ended     Year Ended
                                                                Dec. 31/05 (d)    Dec. 31/05 (d)  Dec. 31/06 #
                                                             -------------------- -------------- --------------
Income:
   Net Investment Income                                                 --         $  12,520            --
   Realized gain (loss)                                              38,933            (9,650)          113
   Change in unrealized appreciation (depreciation) during
     the period                                                     (54,008)          (33,688)        1,283
                                                                  ---------         ---------       -------
Net increase (decrease) in assets from operations                 $ (15,075)        $ (30,818)        1,396
                                                                  ---------         ---------       -------
Changes from principal transactions:
   Transfer of net premiums                                           2,003             2,546         1,236
   Transfer on terminations                                          (6,969)           (9,342)       (1,046)
   Transfer on policy loans                                            (348)               --        (1,582)
   Net interfund transfers                                         (223,213)         (338,937)       34,132
                                                                  ---------         ---------       -------
Net increase (decrease) in assets from principal
  transactions                                                     (228,527)         (345,733)       32,740
                                                                  ---------         ---------       -------
Total increase (decrease) in assets                                (243,602)         (376,551)       34,136

Assets, beginning of period                                         243,602           376,551            --
                                                                  ---------         ---------       -------
Assets, end of period                                                    --                --       $34,136
                                                                  =========         =========       =======

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                          Sub-Account
                                                             -------------------------------------
                                                                  Special Value      Strategic Bond
                                                                 Trust Series 1      Trust Series 0
                                                             ----------------------  --------------
                                                             Year Ended  Year Ended    Year Ended
                                                             Dec. 31/06  Dec. 31/05   Dec. 31/06 #
                                                             ----------  ----------  --------------
Income:
   Net Investment Income                                     $   44,958  $    4,928     $   411
   Realized gain (loss)                                         285,712      63,938        (298)
   Change in unrealized appreciation (depreciation) during
     the period                                                (251,463)      9,050       3,302
                                                             ----------  ----------     -------
Net increase (decrease) in assets from operations                79,207      77,916       3,415
                                                             ----------  ----------     -------
Changes from principal transactions:
   Transfer of net premiums                                     114,717     164,874      26,949
   Transfer on terminations                                    (180,681)   (111,192)     (4,104)
   Transfer on policy loans                                         233      (2,008)     (3,075)
   Net interfund transfers                                     (886,964)     32,609      73,313
                                                             ----------  ----------     -------
Net increase (decrease) in assets from principal
  transactions                                                 (952,695)     84,283      93,083
                                                             ----------  ----------     -------
Total increase (decrease) in assets                            (873,488)    162,199      96,498

Assets, beginning of period                                   1,362,368   1,200,169          --
                                                             ----------  ----------     -------
Assets, end of period                                        $  488,880  $1,362,368     $96,498
                                                             ==========  ==========     =======

--------
#   Fund available in prior year but no activity.
(e) Terminated as an investment option and funds transferred to U.S. Global Leaders Growth Trust on May 2, 2005.
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                          Sub-Account
                                              -------------------------------------------------------------------
                                                   Strategic Bond       Strategic Growth     Strategic Income
                                                   Trust Series 1        Trust Series 1       Trust Series 0
                                              ------------------------  ---------------- ------------------------
                                               Year Ended   Year Ended  Year Ended Dec.  Year Ended   Year Ended
                                               Dec. 31/06   Dec. 31/05     31/05 (e)     Dec. 31/06 Dec. 31/05 xxx
                                              -----------  -----------  ---------------- ---------- --------------
Income:
   Net Investment Income                      $   699,660  $   277,757    $    49,495     $ 2,373       $  211
   Realized gain (loss)                           118,586      117,868        344,970         139           --
   Change in unrealized appreciation
     (depreciation) during the period             (68,951)    (126,071)      (596,951)       (835)        (200)
                                              -----------  -----------    -----------     -------       ------
Net increase (decrease) in assets from
  operations                                      749,295      269,554    $  (202,486)      1,677           11
                                              -----------  -----------    -----------     -------       ------
Changes from principal transactions:
   Transfer of net premiums                       914,527      863,320        116,352      12,368           --
   Transfer on terminations                    (1,171,988)    (892,961)       (77,587)     (2,788)          (3)
   Transfer on policy loans                        (4,832)     (65,859)            14          --           --
   Net interfund transfers                        977,767      147,864     (3,413,768)     60,475        5,284
                                              -----------  -----------    -----------     -------       ------
Net increase (decrease) in assets from
  principal transactions                          715,474       52,364     (3,374,989)     70,055        5,281
                                              -----------  -----------    -----------     -------       ------
Total increase (decrease) in assets             1,464,769      321,918     (3,577,475)     71,732        5,292
Assets, beginning of period                    10,322,942   10,001,024      3,577,475       5,292           --
                                              -----------  -----------    -----------     -------       ------
Assets, end of period                         $11,787,711  $10,322,942             --     $77,024       $5,292
                                              ===========  ===========    ===========     =======       ======

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                               Sub-Account
                                                             ----------------------------------------------
                                                               Strategic Income     Strategic Opportunities
                                                                Trust Series 1          Trust Series 0
                                                             --------------------  ------------------------
                                                             Year Ended Year Ended Year Ended   Year Ended
                                                             Dec. 31/06 Dec. 31/05 Dec. 31/06 Dec. 31/05 xxx
                                                             ---------- ---------- ---------- --------------
Income:
   Net Investment Income                                      $ 24,772   $ 10,117   $      4         --
   Realized gain (loss)                                            (20)     1,253        439         --
   Change in unrealized appreciation (depreciation) during
     the period                                                 (2,718)    (6,828)    27,534          1
                                                              --------   --------   --------       ----
Net increase (decrease) in assets from operations               22,034      4,542     27,977          1
                                                              --------   --------   --------       ----
Changes from principal transactions:
   Transfer of net premiums                                    136,435     11,028     23,849         42
   Transfer on terminations                                    (61,816)    13,046     (9,229)       (14)
   Transfer on policy loans                                         --         --     (1,555)        --
   Net interfund transfers                                     431,894    176,494    345,934         21
                                                              --------   --------   --------       ----
Net increase (decrease) in assets from principal
  transactions                                                 506,513    200,568    358,999         49
                                                              --------   --------   --------       ----
Total increase (decrease) in assets                            528,547    205,110    386,976         50

Assets, beginning of period                                    256,383     51,273         50         --
                                                              --------   --------   --------       ----
Assets, end of period                                         $784,930   $256,383   $387,026       $ 50
                                                              ========   ========   ========       ====

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
# m Terminated as an investment option and funds transferred to Large Cap Value
    Trust on Dec. 4, 2006. Fund available in prior year but no activity.
    (m) Terminated as an investment option and funds transferred to Large Cap Value Trust on December 4, 2006.

See accompanying notes.

                                                                          Sub-Account
                                              -------------------------------------------------------------------
                                               Strategic Opportunities  Strategic Value      Strategic Value
                                                   Trust Series 1       Trust Series 0        Trust Series 1
                                              ------------------------  --------------- -------------------------
                                               Year Ended   Year Ended    Year Ended      Year Ended   Year Ended
                                               Dec. 31/06   Dec. 31/05  Dec. 31/06 # m  Dec. 31/06 (m) Dec. 31/05
                                              -----------  -----------  --------------- -------------- ----------
Income:
   Net Investment Income                      $     2,807  $   100,498      $ 3,151      $   423,198   $  144,058
   Realized gain (loss)                        (1,997,979)  (2,598,704)      (2,506)        (249,018)      12,429
   Change in unrealized appreciation
     (depreciation) during the period           4,709,582    4,662,303           --           (8,428)    (158,255)
                                              -----------  -----------      -------      -----------   ----------
Net increase (decrease) in assets from
  operations                                    2,714,410    2,164,097          645          165,752       (1,768)
                                              -----------  -----------      -------      -----------   ----------
Changes from principal transactions:
   Transfer of net premiums                     1,722,710    1,860,231          965          166,783      177,997
   Transfer on terminations                    (3,493,303)  (2,719,818)      (4,230)        (160,937)     (90,847)
   Transfer on policy loans                       (19,651)     (41,474)          --            1,317       (2,167)
   Net interfund transfers                     (1,446,347)  (1,423,843)       2,620       (1,741,794)      52,986
                                              -----------  -----------      -------      -----------   ----------
Net increase (decrease) in assets from
  principal transactions                       (3,236,591)  (2,324,904)        (645)      (1,734,631)     137,969
                                              -----------  -----------      -------      -----------   ----------
Total increase (decrease) in assets              (522,181)    (160,807)          --       (1,568,879)     136,201

Assets, beginning of period                    23,960,368   24,121,175           --        1,568,879    1,432,678
                                              -----------  -----------      -------      -----------   ----------
Assets, end of period                         $23,438,187  $23,960,368           --               --   $1,568,879
                                              ===========  ===========      =======      ===========   ==========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                 Sub-Account
                                                             ----------------------------------------------------
                                                                    Total Return              Total Return
                                                                   Trust Series 0            Trust Series 1
                                                             -------------------------- -------------------------
                                                             Year Ended    Year Ended    Year Ended   Year Ended
                                                             Dec. 31/06  Dec. 31/05 xxx  Dec. 31/06   Dec. 31/05
                                                             ----------  -------------- -----------  -----------
Income:
   Net Investment Income                                     $    1,828          --     $   706,894  $   896,173
   Realized gain (loss)                                           1,677          (2)          3,751       33,207
   Change in unrealized appreciation (depreciation) during
     the period                                                  28,773         (10)         42,260     (467,973)
                                                             ----------      ------     -----------  -----------
Net increase (decrease) in assets from operations                32,278         (12)        752,905      461,407
                                                             ----------      ------     -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                                      53,917           2       2,029,832    1,753,195
   Transfer on terminations                                     (38,843)       (267)     (1,844,656)  (1,273,857)
   Transfer on policy loans                                          --          --        (183,263)     (51,798)
   Net interfund transfers                                    1,234,850       2,551       1,035,667    1,295,447
                                                             ----------      ------     -----------  -----------
Net increase (decrease) in assets from principal
  transactions                                                1,249,924       2,286       1,037,580    1,722,987
                                                             ----------      ------     -----------  -----------
Total increase (decrease) in assets                           1,282,202       2,274       1,790,485    2,184,394

Assets, beginning of period                                       2,274          --      20,493,352   18,308,958
                                                             ----------      ------     -----------  -----------
Assets, end of period                                        $1,284,476      $2,274     $22,283,837  $20,493,352
                                                             ==========      ======     ===========  ===========

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
#   Fund available in prior year but no activity.

See accompanying notes.

                                                                                     Sub-Account
                                                     ---------------------------------------------------------------------------
                                                     Total Stock Market Index  Total Stock Market Index    Turner Core Growth
                                                          Trust Series 0            Trust Series 1                Trust
                                                     ------------------------  ------------------------ ------------------------
                                                     Year Ended   Year Ended          Year Ended         Year Ended   Year Ended
                                                     Dec. 31/06 Dec. 31/05 xxx        Dec. 31/06         Dec. 31/05  Dec. 31/06 #
                                                     ---------- -------------- ------------------------ -----------  ------------
Income:
   Net Investment Income                              $    313          --            $   90,146        $    63,347    $   580
   Realized gain (loss)                                 (1,164)         --               267,656            167,288         97
   Change in unrealized appreciation (depreciation)
     during the period                                  44,093         (94)              564,574            121,128       (159)
                                                      --------      ------            ----------        -----------    -------
Net increase (decrease) in assets from operations       43,242         (94)              922,376            351,763        518
                                                      --------      ------            ----------        -----------    -------
Changes from principal transactions:
   Transfer of net premiums                             29,439          --               599,811            515,105      6,224
   Transfer on terminations                            (43,995)         33              (640,058)        (1,116,052)    (2,263)
   Transfer on policy loans                                 --          --                  (323)           (65,728)        --
   Net interfund transfers                             511,725       6,097               216,723            576,329      9,078
                                                      --------      ------            ----------        -----------    -------
Net increase (decrease) in assets from principal
  transactions                                         497,169       6,130               176,153            (90,346)    13,039
                                                      --------      ------            ----------        -----------    -------
Total increase (decrease) in assets                    540,411       6,036             1,098,529            261,417     13,557

Assets, beginning of period                              6,036          --             6,023,552          5,762,135         --
                                                      --------      ------            ----------        -----------    -------
Assets, end of period                                 $546,447      $6,036            $7,122,081        $ 6,023,552    $13,557
                                                      ========      ======            ==========        ===========    =======

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                   Sub-Account
                                              ----------------------------------------------------
                                               U.S. Core Trust Series 0   U.S. Core Trust Series 1
                                              --------------------------  ------------------------
                                               Year Ended    Year Ended    Year Ended   Year Ended
                                              Dec. 31/06 ~ Dec. 31/05 xxx Dec. 31/06 ~  Dec. 31/05
                                              ------------ -------------- ------------ -----------
Income:
   Net Investment Income                        $ 18,962           --     $ 5,533,390  $ 1,608,032
   Realized gain (loss)                           (3,435)          (1)     (2,971,182)  (1,863,002)
   Change in unrealized appreciation
     (depreciation) during the period             (2,525)         (88)      1,187,810    1,074,607
                                                --------       ------     -----------  -----------
Net increase (decrease) in assets from
  operations                                      13,002          (89)      3,750,018      819,637
                                                --------       ------     -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                       25,514            8       3,129,445    3,464,362
   Transfer on terminations                      (17,542)         (34)     (5,572,018)  (6,872,307)
   Transfer on policy loans                           --           --         141,079      (78,135)
   Net interfund transfers                       180,993        6,266      (3,151,876)  (1,203,445)
                                                --------       ------     -----------  -----------
Net increase (decrease) in assets from
  principal transactions                         188,965        6,240      (5,453,370)  (4,689,525)
                                                --------       ------     -----------  -----------
Total increase (decrease) in assets              201,967        6,151      (1,703,352)  (3,869,888)

Assets, beginning of period                        6,151           --      44,970,116   48,840,004
                                                --------       ------     -----------  -----------
Assets, end of period                           $208,118       $6,151     $43,266,764  $44,970,116
                                                ========       ======     ===========  ===========

--------
~   Fund renamed on May 1, 2006. Previously known as Growth & Income Trust.
xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.
#   Fund available in prior year but no activity.

See accompanying notes.

                                                                               Sub-Account
                                              ------------------------------------------------------------------------------
                                              U.S. Global Leaders Growth U.S. Global Leaders Growth U.S. Government Securities
                                                   Trust Series 0             Trust Series 1              Trust Series 0
                                              ------------------------   -------------------------  --------------------------
                                              Year Ended    Year Ended    Year Ended   Year Ended           Year Ended
                                              Dec. 31/06  Dec. 31/05 xxx  Dec. 31/06   Dec. 31/05          Dec. 31/06 #
                                              ----------  -------------- -----------   ----------   --------------------------
Income:
   Net Investment Income                       $    21         $ 10      $    15,709   $   50,508            $   170
   Realized gain (loss)                            (64)          --          102,215        9,097                353
   Change in unrealized appreciation
     (depreciation) during the period            1,211          (25)         (64,660)     167,423              1,115
                                               -------         ----      -----------   ----------            -------
Net increase (decrease) in assets from
  operations                                     1,168          (15)          53,264      227,028              1,638
                                               -------         ----      -----------   ----------            -------
Changes from principal transactions:
   Transfer of net premiums                      8,006            2          245,169      191,232             13,749
   Transfer on terminations                      1,170           (8)        (127,042)    (109,681)            (7,383)
   Transfer on policy loans                         --           --             (979)          86                 --
   Net interfund transfers                      32,357          551       (1,006,041)   2,298,164             34,684
                                               -------         ----      -----------   ----------            -------
Net increase (decrease) in assets from
  principal transactions                        41,533          545         (888,893)   2,379,801             41,050
                                               -------         ----      -----------   ----------            -------
Total increase (decrease) in assets             42,701          530         (835,629)   2,606,829             42,688
Assets, beginning of period                        530           --        2,729,838      123,009                 --
                                               -------         ----      -----------   ----------            -------
Assets, end of period                          $43,231         $530      $ 1,894,209   $2,729,838            $42,688
                                               =======         ====      ===========   ==========            =======

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                 Sub-Account
                                                             --------------------------------------------------
                                                             U.S. Government Securities   U.S. High Yield Bond
                                                                  Trust Series 1             Trust Series 0
                                                             ------------------------   ------------------------
                                                              Year Ended    Year Ended  Year Ended   Year Ended
                                                              Dec. 31/06    Dec. 31/05  Dec. 31/06 Dec. 31/05 xxx
                                                             -----------   -----------  ---------- --------------
Income:
   Net Investment Income                                     $   605,971   $   520,877   $    72         --
   Realized gain (loss)                                          (77,748)       (2,952)      503         --
   Change in unrealized appreciation (depreciation) during
     the period                                                   (2,993)     (302,186)    1,374         --
                                                             -----------   -----------   -------        ---
Net increase (decrease) in assets from operations                525,230       215,739     1,949         --
                                                             -----------   -----------   -------        ---
Changes from principal transactions:
   Transfer of net premiums                                    1,320,020     1,444,085     7,796         --
   Transfer on terminations                                   (1,391,563)   (1,996,279)   (7,926)        (5)
   Transfer on policy loans                                     (108,129)      (57,812)       --         --
   Net interfund transfers                                      (470,069)   (2,089,257)   42,179          8
                                                             -----------   -----------   -------        ---
Net increase (decrease) in assets from principal
  transactions                                                  (649,741)   (2,699,263)   42,049          3
                                                             -----------   -----------   -------        ---
Total increase (decrease) in assets                             (124,511)   (2,483,524)   43,998          3

Assets, beginning of period                                   12,555,989    15,039,513         3         --
                                                             -----------   -----------   -------        ---
Assets, end of period                                        $12,431,478   $12,555,989   $44,001        $ 3
                                                             ===========   ===========   =======        ===

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                                   Sub-Account
                                                  ----------------------------------------------------------------------------
                                                    U.S. High Yield Bond         U.S. Large Cap            U.S. Large Cap
                                                       Trust Series 1            Trust Series 0            Trust Series 1
                                                  ------------------------  ------------------------  ------------------------
                                                  Year Ended   Year Ended   Year Ended   Year Ended    Year Ended   Year Ended
                                                  Dec. 31/06 Dec. 31/05 xxx Dec. 31/06 Dec. 31/05 xxx  Dec. 31/06   Dec. 31/05
                                                  ---------- -------------- ---------- -------------- -----------  -----------
Income:
   Net Investment Income                           $    466          --      $     25         --      $   295,058  $   222,758
   Realized gain (loss)                              36,586          --         1,227         --        1,281,208    1,618,749
   Change in unrealized appreciation
     (depreciation) during the period                39,542          28        11,046         --        3,731,789    1,053,949
                                                   --------      ------      --------       ----      -----------  -----------
Net increase (decrease) in assets from operations    76,594          28        12,298         --        5,308,055    2,895,456
                                                   --------      ------      --------       ----      -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                          26,229       4,773        17,831         42        3,569,623    4,047,334
   Transfer on terminations                         (25,767)        (31)       (7,742)       (12)      (6,569,426)  (6,667,227)
   Transfer on policy loans                              --          --        (9,849)        --          (70,558)    (175,483)
   Net interfund transfers                          818,863          52       246,296         14       (2,380,583)  (1,030,851)
                                                   --------      ------      --------       ----      -----------  -----------
Net increase (decrease) in assets from principal
  transactions                                      819,325       4,794       246,536         44       (5,450,944)  (3,826,227)
                                                   --------      ------      --------       ----      -----------  -----------
Total increase (decrease) in assets                 895,919       4,822       258,834         44         (142,889)    (930,771)

Assets, beginning of period                           4,822          --            44         --       52,609,938   53,540,709
                                                   --------      ------      --------       ----      -----------  -----------
Assets, end of period                              $900,741      $4,822      $258,878       $ 44      $52,467,049  $52,609,938
                                                   ========      ======      ========       ====      ===========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

        Statements of Operations and Changes in Contract Owners' Equity
                                  (continued)

                                                                                Sub-Account
                                                             -------------------------------------------------
                                                             Utilities Trust Series 0  Utilities Trust Series 1
                                                             ------------------------  -----------------------
                                                             Year Ended   Year Ended   Year Ended   Year Ended
                                                             Dec. 31/06 Dec. 31/05 xxx Dec. 31/06   Dec. 31/05
                                                             ---------- -------------- ----------  -----------
Income:
   Net Investment Income                                      $    662         --      $  515,711  $   238,331
   Realized gain (loss)                                          1,954         --          80,071      785,762
   Change in unrealized appreciation (depreciation) during
     the period                                                 34,914         --       1,328,655     (462,523)
                                                              --------       ----      ----------  -----------
Net increase (decrease) in assets from operations               37,530         --       1,924,437      561,570
                                                              --------       ----      ----------  -----------
Changes from principal transactions:
   Transfer of net premiums                                     21,396          8         480,798      503,421
   Transfer on terminations                                    (13,861)        (4)       (426,448)    (211,390)
   Transfer on policy loans                                         --         --          (4,231)      (2,519)
   Net interfund transfers                                     253,071        543       4,584,235   (1,008,395)
                                                              --------       ----      ----------  -----------
Net increase (decrease) in assets from principal
  transactions                                                 260,606        547       4,634,354     (718,883)
                                                              --------       ----      ----------  -----------
Total increase (decrease) in assets                            298,136        547       6,558,791     (157,313)
Assets, beginning of period                                        547         --       3,114,125    3,271,438
                                                              --------       ----      ----------  -----------
Assets, end of period                                         $298,683       $547      $9,672,916  $ 3,114,125
                                                              ========       ====      ==========  ===========

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                           Sub-Account
                                       ----------------------------------------------------------------------------------
                                         Value Trust Series 0      Value Trust Series 1                 Total
                                       ------------------------  ------------------------  ------------------------------
                                       Year Ended   Year Ended    Year Ended   Year Ended    Year Ended      Year Ended
                                       Dec. 31/06 Dec. 31/05 xxx  Dec. 31/06   Dec. 31/05    Dec. 31/06      Dec. 31/05
                                       ---------- -------------- -----------  -----------  --------------  --------------
Income:
   Net Investment Income                $  2,492         --      $ 2,995,559  $   116,560  $   84,429,017  $   35,031,263
   Realized gain (loss)                     (355)        --        1,248,841      453,840      36,644,250      18,057,276
   Change in unrealized appreciation
     (depreciation) during the period     21,115         (4)        (176,442)   1,679,064      40,384,230      23,599,899
                                        --------       ----      -----------  -----------  --------------  --------------
Net increase (decrease) in assets from
  operations                              23,252         (4)       4,067,958    2,249,464     161,457,497      76,688,438
                                        --------       ----      -----------  -----------  --------------  --------------
Changes from principal transactions:
   Transfer of net premiums               38,092         10        1,257,867    1,356,941     208,809,569     146,367,720
   Transfer on terminations              (38,483)        (8)      (2,483,842)  (2,435,659)   (119,708,697)   (128,432,128)
   Transfer on policy loans                 (212)        --         (136,116)     (41,701)     (4,443,020)     (4,144,811)
   Net interfund transfers               239,341        529        1,223,808     (172,671)     (2,138,269)     (3,275,899)
                                        --------       ----      -----------  -----------  --------------  --------------
Net increase (decrease) in assets from
  principal transactions                 238,738        531         (138,283)  (1,293,090)     82,519,583      10,514,882
                                        --------       ----      -----------  -----------  --------------  --------------
Total increase (decrease) in assets      261,990        527        3,929,675      956,374     243,977,080      87,203,320

Assets, beginning of period                  527         --       19,767,664   18,811,290   1,203,886,149   1,116,682,829
                                        --------       ----      -----------  -----------  --------------  --------------
Assets, end of period                   $262,517       $527      $23,697,339  $19,767,664  $1,447,863,229  $1,203,886,149
                                        ========       ====      ===========  ===========  ==============  ==============

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

                         Notes to Financial Statements

                               December 31, 2006

1. Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account A (the "Account") is a separate account administered and sponsored by John Hancock Life Insurance Company (U.S.A.) ("JHUSA" or the "Company"). The Account operates as a Unit Investment Trust registered under the Investment Company Act of 1940, as amended (the "Act") and has eighty-one active investment sub-accounts that invest in shares of a particular John Hancock Trust (the "Trust") portfolio and six sub-accounts that invest in shares of other outside investment trusts. The Trust is registered under the Act as an open-end management investment company, commonly known as a mutual fund, which does not transact with the general public. Instead, the Trust deals primarily with insurance companies by providing the investment medium for variable contracts. The Account is a funding vehicle for the allocation of net premiums under single premium variable life and variable universal life insurance contracts (the "Contracts") issued by the Company.

The Company is a stock life Insurance Company incorporated under the laws of Michigan in 1979. The Company is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian based publicly traded life Insurance Company.

The Company is required to maintain assets in the Account with a total fair value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

Additional assets are held in the Company's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Each sub-account that invests in Portfolios of the John Hancock Trust may offer two classes of units to fund the Contracts issued by the Company. These classes, Series 1 and Series 0 represent an interest in the same Trust Portfolio but in different share classes of that Portfolio. Series 1 represents interests in Series I shares of the Portfolio and Series 0 represents interests in Series NAV shares of the Trust's Portfolio. Series I and Series NAV shares differ in the level of 12b-1 fees and other expenses assessed against the Portfolio's assets.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

As the result of portfolio changes, the following sub-accounts of the Account were renamed as follows:

         Previous Name                        New Name              Effective Date
-------------------------------- ---------------------------------- --------------
     Growth & Income Trust                U.S. Core Trust            May 1, 2006
    Growth & Income Trust II           Growth & Income Trust         May 1, 2006
International Equity Index Fund  International Equity Index Trust A  May 2, 2005
   International Stock Trust          International Core Trust       May 1, 2006
Lifestyle Aggressive 1000 Trust      Lifestyle Aggressive Trust      May 1, 2006
  Lifestyle Balanced 640 Trust        Lifestyle Balanced Trust       May 1, 2006
Lifestyle Conservative 280 Trust    Lifestyle Conservative Trust     May 1, 2006
   Lifestyle Growth 820 Trust          Lifestyle Growth Trust        May 1, 2006
  Lifestyle Moderate 460 Trust        Lifestyle Moderate Trust       May 1, 2006

Effective May 1, 2006, the following sub-account of the Account was terminated as an investment option and the fund was transferred to an existing sub-account fund as follows:

                    Terminated           Funds Transferred To
              ---------------------- ----------------------------
              Large Cap Growth Trust   Capital Appreciation Trust

Effective December 4, 2006, the following sub-accounts of the Account were terminated as investment options and the funds were transferred to existing sub-account funds as follows:

                      Terminated         Funds Transferred To
                 --------------------- -----------------------
                  Mid Cap Core Trust      Mid Cap Index Trust
                 Strategic Value Trust   Large Cap Value Trust

Effective May 2, 2005, the following sub-accounts of the Account were terminated as investment options and the funds were transferred to existing sub-account funds as follows:

                Terminated                     Funds Transferred To
     --------------------------------- ------------------------------------
          Aggressive Growth Trust              Mid Cap Stock Trust
             Core Value Trust                    500 Index Trust
          Diversified Bond Trust                Active Bond Trust
            Equity Index Trust                  500 Index Trust B
        Global Equity Select Trust       International Equity Index Trust A
           High Grade Bond Trust          Investment Quality Bond Trust
     International Equity Select Trust   International Equity Index Trust A
              Overseas Trust                International Value Trust
            Select Growth Trust                  500 Index Trust
         Small Company Blend Trust        Small Cap Opportunities Trust
            Small-Mid Cap Trust                Mid Cap Index Trust
        Small-Mid Cap Growth Trust             Mid Cap Index Trust
          Strategic Growth Trust         U.S. Global Leaders Growth Trust

Where a fund has two series, the changes noted above apply to both Series 0 and Series 1.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

2. Significant Accounting Policies

Investments of each sub-account consist of shares in the respective portfolios of the Trusts. These shares are carried at fair value which is calculated using the fair value of the investment securities underlying each Trust portfolio. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are computed on the basis of the specifically identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the fixed account contained within the Company's general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the Company's general account has not been registered as an investment company under the Act. Net interfund transfers include interfund transfers between separate and general accounts.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life Insurance Company under the provisions of the Internal Revenue Code (the "Code"). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically reassess this position, taking into account changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates.

3. Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administrative charge, a charge for cost of insurance, a charge for mortality and expense risks, and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-account units and are reflected as terminations.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                         Purchases     Sales
                                                        ----------- -----------
Sub-accounts:
   500 Index Trust B Series 0                           $ 6,124,130 $12,733,728
   500 Index Trust Series 1                               7,104,839  12,760,880
   Active Bond Trust Series 0                               202,022      26,660
   Active Bond Trust Series 1                             1,230,539   1,915,393
   All Asset Portfolio Series 0                              34,243       5,270
   All Asset Portfolio Series 1                             593,520     206,907
   All Cap Core Trust Series 0                              160,721       8,085
   All Cap Core Trust Series 1                            3,055,826   4,651,216
   All Cap Growth Trust Series 0                            208,123      26,548
   All Cap Growth Trust Series 1                          1,452,110   2,357,081
   All Cap Value Trust Series 0                             207,143      45,494
   All Cap Value Trust Series 1                           1,472,550     633,659
   American Blue Chip Income and Growth Trust Series 1    2,273,547     302,220
   American Bond Trust Series 1                           1,077,745      49,957
   American Growth Trust Series 1                        12,081,517   1,846,217
   American Growth-Income Trust Series 1                  3,518,425     970,009
   American International Trust Series 1                  9,573,790   4,597,533
   Blue Chip Growth Trust Series 0                          545,537     110,411
   Blue Chip Growth Trust Series 1                        1,895,211   6,337,139
   Bond Index Trust B Series 0                              165,507       8,486
   Brandes International Equity Trust                        28,499      13,635
   Business Opportunity Value Trust                          30,736       9,503
   Capital Appreciation Trust Series 0                      649,762      93,709
   Capital Appreciation Trust Series 1                   22,515,145   5,829,916
   Classic Value Trust Series 0                             474,414      27,414
   Classic Value Trust Series 1                           6,344,520   2,661,768
   Core Bond Trust Series 0                                  18,888       2,045
   Core Bond Trust Series 1                                  79,128      10,325
   Core Equity Trust Series 0                                86,607       8,796
   Core Equity Trust Series 1                               624,857     301,414
   CSI Equity Trust                                         416,195      14,211
   Dynamic Growth Trust Series 0                             58,432       3,982
   Dynamic Growth Trust Series 1                          1,015,324   3,728,968
   Emerging Growth Trust Series 0                           166,567      15,274
   Emerging Growth Trust Series 1                         1,095,755     819,746
   Emerging Small Company Trust Series 0                    356,224      41,362
   Emerging Small Company Trust Series 1                  4,620,545   7,059,973

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

                                                         Purchases     Sales
                                                        ----------- -----------
Sub-accounts:
   Equity-Income Trust Series 0                         $ 1,274,516 $    95,279
   Equity-Income Trust Series 1                           8,978,950   8,174,271
   Financial Services Trust Series 0                        268,528      13,394
   Financial Services Trust Series 1                      3,581,486   2,307,652
   Frontier Capital Appreciation Trust                       11,492         875
   Fundamental Value Trust Series 0                       1,440,147     107,959
   Fundamental Value Trust Series 1                       2,737,562   2,263,541
   Global Allocation Trust Series 0                         124,444      10,998
   Global Allocation Trust Series 1                       3,360,666     446,869
   Global Bond Trust Series 0                               365,171      22,895
   Global Bond Trust Series 1                             2,484,031   2,893,943
   Global Trust Series 0                                    258,681      49,833
   Global Trust Series 1                                  2,412,838   2,065,739
   Growth & Income Trust Series 0                         1,170,878     150,772
   Health Sciences Trust Series 0                           748,979     145,180
   Health Sciences Trust Series 1                         2,946,082   4,277,148
   High Yield Trust Series 0                                237,235      28,276
   High Yield Trust Series 1                             11,510,559  11,877,459
   Income & Value Trust Series 0                             32,788       1,539
   Income & Value Trust Series 1                          1,904,512   3,760,562
   International Core Trust Series 0                        660,384      44,048
   International Core Trust Series 1                      4,960,690   6,980,558
   International Equity Index Trust A Series 1            3,443,420   1,931,017
   International Equity Index Trust B Series 0              718,431      65,703
   International Opportunities Trust Series 0               318,578      35,783
   International Opportunities Trust Series 1             5,218,282   2,015,812
   International Small Cap Trust Series 0                   396,030     124,549
   International Small Cap Trust Series 1                 6,647,522   9,924,720
   International Value Trust Series 0                     1,084,260     119,224
   International Value Trust Series 1                    13,554,273   8,391,219
   Investment Quality Bond Trust Series 0                   117,272       7,981
   Investment Quality Bond Trust Series 1                 2,940,619   2,877,237
   Large Cap Growth Trust Series 0                           34,764      35,275
   Large Cap Growth Trust Series 1                          640,466  20,490,020
   Large Cap Trust Series 0                                 189,350       7,851
   Large Cap Trust Series 1                               2,113,611   1,655,550
   Large Cap Value Trust Series 0                           661,500     143,736
   Large Cap Value Trust Series 1                         5,348,870   3,706,912
   Lifestyle Aggressive Trust Series 0                   10,160,843   1,557,429
   Lifestyle Aggressive Trust Series 1                   11,856,268   3,098,394
   Lifestyle Balanced Trust Series 0                     15,537,083   2,152,469
   Lifestyle Balanced Trust Series 1                     17,800,447   4,982,237
   Lifestyle Conservative Trust Series 0                  1,380,347      65,311

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

                                                         Purchases     Sales
                                                        ----------- -----------
Sub-accounts:
   Lifestyle Conservative Trust Series 1                $ 1,028,771 $   688,738
   Lifestyle Growth Trust Series 0                       38,471,592   4,940,181
   Lifestyle Growth Trust Series 1                       30,073,786   7,137,279
   Lifestyle Moderate Trust Series 0                      2,113,132     616,317
   Lifestyle Moderate Trust Series 1                      5,131,752   1,676,794
   Managed Trust Series 0                                   681,781      25,037
   Mid Cap Core Trust Series 0                              307,128     275,280
   Mid Cap Core Trust Series 1                            3,264,490   4,033,463
   Mid Cap Index Trust Series 0                             756,768      80,870
   Mid Cap Index Trust Series 1                           4,773,318   2,175,158
   Mid Cap Stock Trust Series 0                           1,119,655      92,254
   Mid Cap Stock Trust Series 1                           3,329,737   5,387,123
   Mid Cap Value Trust Series 0                             681,735     130,202
   Mid Cap Value Trust Series 1                           5,840,564   2,488,311
   Mid Value Trust Series 0                                  99,742      17,191
   Money Market Trust B Series 0                         48,194,221  35,015,808
   Money Market Trust Series 1                           50,606,162  50,131,563
   Natural Resources Trust Series 0                       1,042,251     218,628
   Natural Resources Trust Series 1                       7,733,029   5,031,257
   Overseas Equity Trust Series 0                           328,289      96,696
   Pacific Rim Trust Series 0                               701,678     103,612
   Pacific Rim Trust Series 1                             5,045,438   6,286,083
   Quantitative All Cap Trust Series 0                       23,500       1,051
   Quantitative All Cap Trust Series 1                      426,989     246,411
   Quantitative Mid Cap Trust Series 0                      201,274      59,400
   Quantitative Mid Cap Trust Series 1                    1,830,332     405,839
   Quantitative Value Trust Series 0                         35,395         453
   Quantitative Value Trust Series 1                        442,853     489,002
   Real Estate Securities Trust Series 0                  1,489,357     154,137
   Real Estate Securities Trust Series 1                 17,797,479  13,949,766
   Real Return Bond Trust Series 0                          136,254       7,919
   Real Return Bond Trust Series 1                        1,164,088     680,611
   Science & Technology Trust Series 0                      651,817      92,568
   Science & Technology Trust Series 1                    1,351,588   4,042,186
   Short-Term Bond Trust Series 0                            48,337      15,242
   Small Cap Growth Trust Series 0                           75,371      40,215
   Small Cap Index Trust Series 0                           777,806     114,073
   Small Cap Index Trust Series 1                         1,595,838     934,656
   Small Cap Opportunities Trust Series 0                   337,267      37,424
   Small Cap Opportunities Trust Series 1                 1,583,169   1,714,906
   Small Cap Trust Series 0                                  88,146      10,091
   Small Cap Trust Series 1                               1,161,648     797,697
   Small Cap Value Trust Series 0                           381,131      51,172

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

                                                       Purchases      Sales
                                                      ------------ ------------
Sub-accounts:
   Small Company Trust Series 0                       $      2,539 $      1,001
   Small Company Trust Series 1                          3,179,092    1,535,976
   Small Company Value Trust Series 0                    1,452,635      136,164
   Small Company Value Trust Series 1                    6,541,460    3,578,779
   Special Value Trust Series 0                             34,997        2,257
   Special Value Trust Series 1                            220,062    1,127,798
   Strategic Bond Trust Series 0                           102,113        8,619
   Strategic Bond Trust Series 1                         2,642,407    1,227,272
   Strategic Income Trust Series 0                         124,985       52,557
   Strategic Income Trust Series 1                         584,494       53,209
   Strategic Opportunities Trust Series 0                  393,737       34,734
   Strategic Opportunities Trust Series 1                  758,599    3,992,382
   Strategic Value Trust Series 0                           16,932       14,426
   Strategic Value Trust Series 1                          709,557    2,020,990
   Total Return Trust Series 0                           1,419,721      167,969
   Total Return Trust Series 1                           3,672,324    1,927,850
   Total Stock Market Index Trust Series 0                 777,498      280,017
   Total Stock Market Index Trust Series 1               1,053,958      787,657
   Turner Core Growth Trust                                 17,360        3,740
   U.S. Core Trust Series 0                                240,630       32,703
   U.S. Core Trust Series 1                              6,796,005    6,715,984
   U.S. Global Leaders Growth Trust Series 0                43,571        2,018
   U.S. Global Leaders Growth Trust Series 1               432,497    1,305,681
   U.S. Government Securities Trust Series 0                62,424       21,203
   U.S. Government Securities Trust Series 1             1,558,081    1,601,851
   U.S. High Yield Bond Trust Series 0                      54,274       12,154
   U.S. High Yield Bond Trust Series 1                   4,265,104    3,445,313
   U.S. Large Cap Trust Series 0                           305,950       59,389
   U.S. Large Cap Trust Series 1                         1,344,620    6,500,506
   Utilities Trust Series 0                                287,951       26,684
   Utilities Trust Series 1                              7,979,841    2,829,776
   Value Trust Series 0                                    292,667       51,438
   Value Trust Series 1                                  7,840,248    4,982,972
                                                      ------------ ------------
                                                      $541,324,489 $374,375,886
                                                      ============ ============

5. Transactions with Affiliates

John Hancock Distributors LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principal underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

Distributors LLC or other broker-dealers having distribution agreements with John Hancock Distributors LLC who are also authorized as variable life insurance agents under applicable state insurance laws. Registered representatives are compensated on a commission basis.

JHUSA has a formal service agreement with its ultimate parent company, MFC, which can be terminated by either party upon two months' notice. Under this Agreement, JHUSA pays for legal, actuarial, investment and certain other administrative services.

The majority of the investments held by the Account are invested in the Trust (Note 1).

6. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Under the provisions of Section 817(h) of the Code, a variable life contract will not be treated as a life contract for federal tax purposes for any period for which the investments of the Separate Account on which the Contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                   Sub-Account
                                  ------------------------------------
                                            500 Index Trust B Series 0
                                  ------------------------------------
                                       Year Ended              Year Ended
                                       Dec. 31/06            Dec. 31/05 xxx
                                  ----------            --------------
Units, beginning of period         3,985,641                        --
Units issued                         274,420                 4,349,389
Units redeemed                      (882,471)                 (363,748)
                                  ----------            --------------
Units, end of period               3,377,590                 3,985,641
                                  ==========            ==============
Unit value, end of period $         15.76 to
                                       25.20            13.63 to 21.81
Assets, end of period $           54,754,038                54,369,746
Investment income ratio*                1.14%                     0.00%
Total return, lowest to highest**      13.10% to 15.57%           2.90% to 9.07%

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                    Sub-Account
                            ----------------------------------------------------------
                                              500 Index Trust Series 1
                            ----------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02
                            ----------  ----------  ----------  ----------  ----------
Units, beginning of period   3,760,865   3,558,971   2,723,784   1,830,318   1,363,591
Units issued                   558,512     638,838   1,039,943   1,354,207     939,940
Units redeemed              (1,080,943)   (436,944)   (204,756)   (460,741)   (473,213)
                            ----------  ----------  ----------  ----------  ----------
Units, end of period         3,238,434   3,760,865   3,558,971   2,723,784   1,830,318
                            ==========  ==========  ==========  ==========  ==========
Unit value, end of period $      13.02       11.30       10.83        9.82        7.67
Assets, end of period $     42,156,390  42,477,407  38,544,765  26,754,612  14,045,123
Investment income ratio*          0.94%       1.50%       0.88%       0.82%       0.00%
Total return**                   15.27%       4.29%      10.26%      28.00%     (22.53)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                         Sub-Account
                                  --------------------------
                                  Active Bond Trust Series 0
                                  --------------------------
                                          Year Ended
                                         Dec. 31/06 #
                                  --------------------------
Units, beginning of period                      --
Units issued                                 4,810
Units redeemed                                (638)
                                           -------
Units, end of period                         4,172
                                           =======
Unit value, end of period $                  43.05
Assets, end of period $                    179,570
Investment income ratio*                      0.52%
Total return, lowest to highest**             4.44% to 5.10%

--------
#   Fund available in prior year but no activity.

                                                Sub-Account
                                        --------------------------
                                        Active Bond Trust Series 1
                                        --------------------------
                                         Year Ended    Year Ended
                                          Dec. 31/06 Dec. 31/05 xxx
                                        ------------ --------------
            Units, beginning of period      906,616            --
            Units issued                     72,511     1,281,945
            Units redeemed                 (150,261)     (375,329)
                                         ----------    ----------
            Units, end of period            828,866       906,616
                                         ----------    ----------
            Unit value, end of period $       13.26         12.70
            Assets, end of period $      10,990,886    11,513,291
            Investment income ratio*           2.77%         0.00%
            Total return**                     4.42%         1.59%

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                             Sub-Account
                                    ----------------------------
                                    All Asset Portfolio Series 0
                                    ----------------------------
                                      Year Ended     Year Ended
                                      Dec. 31/06   Dec. 31/05 xxx
                                    -------------  --------------
Units, beginning of period                    135         --
Units issued                                3,145        135
Units redeemed                               (499)        --
                                    -------------      -----
Units, end of period                        2,781        135
                                    =============      =====
Unit value, end of period $                 10.97      10.51
Assets, end of period $                    30,493      1,420
Investment income ratio*                     7.25%     12.18%
Total return, lowest to highest**   3.40% to 5.33%      1.92%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                        Sub-Account
                            -----------------------------------
                                All Asset Portfolio Series 1
                            -----------------------------------
                            Year Ended Year Ended  Period Ended
                            Dec. 31/06 Dec. 31/05 Dec. 31/04 ###
                            ---------- ---------- --------------
Units, beginning of period     57,862     6,742           --
Units issued                   35,431    61,430        6,847
Units redeemed                (13,803)  (10,310)        (105)
                            ---------   -------       ------
Units, end of period           79,490    57,862        6,742
                            =========   =======       ======
Unit value, end of period $     15.48     14.83        14.00
Assets, end of period $     1,230,463   858,236       94,388
Investment income ratio*         5.55%     4.96%        6.59%
Total return**                   4.36%     5.95%       12.00%
--------
### Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                            Sub-Account
                                    ---------------------------
                                    All Cap Core Trust Series 0
                                    ---------------------------
                                            Year Ended
                                           Dec. 31/06 #
                                    ---------------------------
Units, beginning of period                             --
Units issued                                       12,575
Units redeemed                                       (682)
                                          ---------------
Units, end of period                               11,893
                                          ===============
Unit value, end of period $                         12.98
Assets, end of period $                           154,432
Investment income ratio*                             0.13%
Total return, lowest to highest**         10.72% to 14.77%
--------
#   Fund available in prior year but no activity.

                                                    Sub-Account
                            ----------------------------------------------------------
                                            All Cap Core Trust Series 1
                            ----------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02
                            ----------  ----------  ----------  ----------  ----------
Units, beginning of period     828,823     983,111   1,000,982     975,021   1,000,241
Units issued                   149,820      35,817      98,257     176,770     254,656
Units redeemed                (235,231)   (190,105)   (116,128)   (150,809)   (279,876)
                            ----------  ----------  ----------  ----------  ----------
Units, end of period           743,412     828,823     983,111   1,000,982     975,021
                            ==========  ==========  ==========  ==========  ==========
Unit value, end of period $      20.85       18.17       16.66       14.32       10.88
Assets, end of period $     15,496,358  15,056,619  16,373,327  14,330,968  10,611,901
Investment income ratio*          0.68%       0.79%       0.43%       0.00%       0.00%
Total return**                   14.75%       9.08%      16.33%      31.55%     (25.23)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                             Sub-Account
                                    -----------------------------
                                    All Cap Growth Trust Series 0
                                    -----------------------------
                                             Year Ended
                                            Dec. 31/06 #
                                    -----------------------------
Units, beginning of period                             --
Units issued                                       17,562
Units redeemed                                     (2,271)
                                            -------------
Units, end of period                               15,291
                                            =============
Unit value, end of period $                         12.42
Assets, end of period $                           189,900
Investment income ratio*                             0.00%
Total return, lowest to highest**           2.94% to 6.63%
--------
#   Fund available in prior year but no activity.

                                                    Sub-Account
                            ----------------------------------------------------------
                                           All Cap Growth Trust Series 1
                            ----------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02
                            ----------  ----------  ----------  ----------  ----------
Units, beginning of period     746,548     813,617     892,043     829,943     890,563
Units issued                    64,128      46,378      63,325     202,308     207,809
Units redeemed                (104,418)   (113,447)   (141,751)   (140,208)   (268,429)
                            ----------  ----------  ----------  ----------  ----------
Units, end of period           706,258     746,548     813,617     892,043     829,943
                            ==========  ==========  ==========  ==========  ==========
Unit value, end of period $      23.29       21.85       20.05       18.82       14.57
Assets, end of period $     16,449,878  16,315,444  16,314,369  16,791,502  12,088,231
Investment income ratio*          0.00%       0.00%       0.00%       0.00%       0.00%
Total return**                    6.58%       8.98%       6.52%      29.23%     (24.41)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                            Sub-Account
                                    ----------------------------
                                    All Cap Value Trust Series 0
                                    ----------------------------
                                             Year Ended
                                            Dec. 31/06 #
                                    ----------------------------
Units, beginning of period                             --
Units issued                                       17,209
Units redeemed                                     (3,716)
                                           --------------
Units, end of period                               13,493
                                           ==============
Unit value, end of period $                         12.64
Assets, end of period $                           170,565
Investment income ratio*                             0.01%
Total return, lowest to highest**          6.65% to 13.82%
--------
#   Fund available in prior year but no activity.

                                                 Sub-Account
                            ----------------------------------------------------
                                         All Cap Value Trust Series 1
                            ----------------------------------------------------
                            Year Ended Year Ended Year Ended Year Ended Year Ended
                            Dec. 31/06 Dec. 31/05 Dec. 31/04 Dec. 31/03 Dec. 31/02
                            ---------- ---------- ---------- ---------- ----------
Units, beginning of period    190,173    348,168    285,504     82,277    33,810
Units issued                   47,919     59,250    336,402    300,362   130,547
Units redeemed                (38,031)  (217,245)  (273,738)   (97,135)  (82,080)
                            ---------  ---------  ---------  ---------   -------
Units, end of period          200,061    190,173    348,168    285,504    82,277
                            =========  =========  =========  =========   =======
Unit value, end of period $     17.55      15.44      14.60      12.59      9.10
Assets, end of period $     3,511,855  2,935,720  5,084,421  3,595,544   748,895
Investment income ratio*         0.90%      0.56%      0.40%      0.05%     0.00%
Total return**                  13.71%      5.71%     15.96%     38.36%   (27.83%)

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                      Sub-Account
                                  --------------------------------------------------
                                  American Blue Chip Income and Growth Trust Series 1
                                  --------------------------------------------------
                                     Year Ended    Year Ended Year Ended Period Ended
                                     Dec. 31/06    Dec. 31/05 Dec. 31/04 Dec. 31/03 +
                                  ---------------  ---------- ---------- ------------
Units, beginning of period                244,289    179,279     75,766          --
Units issued                              132,663     80,849    110,409      76,675
Units redeemed                            (18,852)   (15,839)    (6,896)       (909)
                                  ---------------  ---------  ---------   ---------
Units, end of period                      358,100    244,289    179,279      75,766
                                  ===============  =========  =========   =========
Unit value, end of period $        12.99 to 19.40      16.58      15.53       14.21
Assets, end of period $                 6,749,187  4,051,366  2,784,837   1,076,622
Investment income ratio*                     0.50%      0.27%      0.00%       0.00%
Total return, lowest to highest** 13.18% to 16.99%      6.76%      9.32%      13.68%

--------
+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

                                            Sub-Account
                                    --------------------------
                                    American Bond Trust Series 1
                                    --------------------------
                                      Year Ended     Year Ended
                                      Dec. 31/06    Dec. 31/05 ^
                                    -------------   ------------
Units, beginning of period                  3,980          --
Units issued                               87,757       3,996
Units redeemed                             (4,236)        (16)
                                    -------------      ------
Units, end of period                       87,501       3,980
                                    =============      ======
Unit value, end of period $ 10.78        10.11 to
  to 13.47                                  12.64
Assets, end of period $                 1,123,885      50,313
Investment income ratio*                     0.00%       0.00%
Total return, lowest to highest**   5.39% to 6.57%       1.13%
--------
^ Reflects the period from commencement of operations on October 31, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                        Sub-Account
                                  ------------------------------------------------------
                                              American Growth Trust Series 1
                                  ------------------------------------------------------
                                    Year Ended    Year Ended Dec. Year Ended Period Ended
                                    Dec. 31/06         31/05      Dec. 31/04 Dec. 31/03 +
                                  --------------  --------------- ---------- ------------
Units, beginning of period             1,143,247         545,616    137,745          --
Units issued                             700,598         673,912    427,410     141,286
Units redeemed                          (104,966)        (76,281)   (19,539)     (3,541)
                                  --------------  --------------  ---------   ---------
Units, end of period                   1,738,879       1,143,247    545,616     137,745
                                  ==============  ==============  =========   =========
Unit value, end of period $       13.15 to 19.79  11.97 to 18.02      15.57       13.89
Assets, end of period $               33,139,292      20,601,851  8,493,287   1,912,823
Investment income ratio*                    0.29%           0.00%      0.00%       0.00%
Total return, lowest to highest**  5.98% to 9.80% 8.06% to 15.79%     12.10%      11.09%

--------
+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

                                                        Sub-Account
                                  -------------------------------------------------------
                                           American Growth-Income Trust Series 1
                                  -------------------------------------------------------
                                     Year Ended      Year Ended    Year Ended Period Ended
                                     Dec. 31/06      Dec. 31/05    Dec. 31/04 Dec. 31/03 +
                                  ---------------  --------------  ---------- ------------
Units, beginning of period                521,355         449,119     82,521          --
Units issued                              216,940         149,136    380,820      82,865
Units redeemed                            (58,485)        (76,900)   (14,222)       (344)
                                  ---------------  --------------  ---------   ---------
Units, end of period                      679,810         521,355    449,119      82,521
                                  ===============  ==============  =========   =========
Unit value, end of period $        12.61 to 18.83  10.99 to 16.40      15.56       14.15
Assets, end of period $                12,406,440       8,548,154  6,986,508   1,167,422
Investment income ratio*                     1.04%           0.45%      0.27%       0.00%
Total return, lowest to highest** 11.61% to 14.80%  2.77% to 5.44%      9.96%      13.18%

--------
+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                         Sub-Account
                                  ---------------------------------------------------------
                                            American International Trust Series 1
                                  ---------------------------------------------------------
                                     Year Ended       Year Ended     Year Ended Period Ended
                                     Dec. 31/06       Dec. 31/05     Dec. 31/04 Dec. 31/03 +
                                  ---------------  ----------------  ---------- ------------
Units, beginning of period                691,580           464,968    162,566           --
Units issued                              465,773           275,981    508,234    1,310,329
Units redeemed                           (203,356)          (49,369)  (205,832)  (1,147,763)
                                  ---------------  ----------------  ---------   ----------
Units, end of period                      953,997           691,580    464,968      162,566
                                  ===============  ================  =========   ==========
Unit value, end of period $        14.72 to 25.91    12.41 to 21.86      18.05        15.19
Assets, end of period $                22,969,248        15,109,849  8,393,946    2,468,646
Investment income ratio*                     0.86%             0.64%      0.48%        0.00%
Total return, lowest to highest** 10.32% to 18.54% 12.31% to $21.07%     18.88%       21.48%

--------
+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

                                              Sub-Account
                                    -------------------------------
                                    Blue Chip Growth Trust Series 0
                                    -------------------------------
                                      Year Ended       Year Ended
                                      Dec. 31/06      Dec. 31/05 xxx
                                    --------------  ----------------
Units, beginning of period                      29          --
Units issued                                 9,536          29
Units redeemed                              (1,923)         --
                                    --------------       -----
Units, end of period                         7,642          29
                                    ==============       =====
Unit value, end of period $                  61.21       55.85
Assets, end of period $                    467,688       1,594
Investment income ratio*                      0.03%       0.00%
Total return, lowest to highest**   7.94% to 10.44%       4.67%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                    Sub-Account
                            ----------------------------------------------------------
                                          Blue Chip Growth Trust Series 1
                            ----------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02
                            ----------  ----------  ----------  ----------  ----------
Units, beginning of period   1,703,650   1,815,010   1,870,417   1,921,586   1,766,660
Units issued                    77,248     152,090     179,087     255,924     435,842
Units redeemed                (267,323)   (263,450)   (234,494)   (307,093)   (280,916)
                            ----------  ----------  ----------  ----------  ----------
Units, end of period         1,513,575   1,703,650   1,815,010   1,870,417   1,921,586
                            ==========  ==========  ==========  ==========  ==========
Unit value, end of period $      25.24       23.03       21.81       20.01       15.49
Assets, end of period $     38,206,324  39,243,002  39,592,296  37,420,129  29,762,395
Investment income ratio*          0.20%       0.40%       0.11%       0.04%       0.00%
Total return**                    9.59%       5.60%       9.03%      29.17%    (24.26)%

                                           Sub-Account
                                  ----------------------------
                                   Bond Index Trust B Series 0
                                  ----------------------------
                                    Year Ended     Year Ended
                                    Dec. 31/06   Dec. 31/05 xxx
                                  -------------  --------------
Units, beginning of period                   --         --
Units issued                             10,718          1
Units redeemed                             (544)        (1)
                                  -------------      -----
Units, end of period                     10,174         --
                                  =============      =====
Unit value, end of period $               15.89      15.27
Assets, end of period $                 161,697          6
Investment income ratio*                   0.12%      0.00%
Total return, lowest to highest** 4.07% to 4.95%      0.39%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                               Sub-Account
                                    ----------------------------------
                                    Brandes International Equity Trust
                                    ----------------------------------
                                                Year Ended
                                               Dec. 31/06 #
                                    ----------------------------------
Units, beginning of period                                --
Units issued                                             892
Units redeemed                                          (454)
                                             ---------------
Units, end of period                                     438
                                             ===============
Unit value, end of period $                            34.41
Assets, end of period $                               15,086
Investment income ratio*                                3.65%
Total return, lowest to highest**            14.79% to 26.78%
--------
#   Fund available in prior year but no activity.

                                              Sub-Account
                                    --------------------------------
                                    Business Opportunity Value Trust
                                    --------------------------------
                                               Year Ended
                                              Dec. 31/06 #
                                    --------------------------------
Units, beginning of period                               --
Units issued                                          2,108
Units redeemed                                         (682)
                                            ---------------
Units, end of period                                  1,426
                                            ===============
Unit value, end of period $                           15.32
Assets, end of period $                              21,842
Investment income ratio*                               1.63%
Total return, lowest to highest**           11.94% to 13.89%
--------
#   Fund available in prior year but no activity.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                              Sub-Account
                                    ----------------------------------
                                    Capital Appreciation Trust Series 0
                                    ----------------------------------
                                       Year Ended       Year Ended
                                      Dec. 31/06       Dec. 31/05 xxx
                                     -------------   ----------------
Units, beginning of period                     53            --
Units issued                               52,244            53
Units redeemed                             (8,073)           --
                                     -------------        -----
Units, end of period                       44,224            53
                                     =============        =====
Unit value, end of period $                 12.43         12.15
Assets, end of period $                   549,868           640
Investment income ratio*                     0.00%         0.00%
Total return, lowest to highest**   0.97% to 7.46%         8.44%

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                  Sub-Account
                            -----------------------------------------------------
                                      Capital Appreciation Trust Series 1
                            -----------------------------------------------------
                            Year Ended  Year Ended Year Ended Year Ended Year Ended
                            Dec. 31/06  Dec. 31/05 Dec. 31/04 Dec. 31/03 Dec. 31/02
                            ----------  ---------- ---------- ---------- ----------
Units, beginning of period     427,964    215,907    137,603     74,887    27,016
Units issued                 1,757,436    387,465    104,968     93,279    71,060
Units redeemed                (471,871)  (175,408)   (26,664)   (30,563)  (23,189)
                            ----------  ---------  ---------  ---------   -------
Units, end of period         1,713,529    427,964    215,907    137,603    74,887
                            ==========  =========  =========  =========   =======
Unit value, end of period $      12.71      12.43      10.90       9.97      7.70
Assets, end of period $     21,773,547  5,317,782  2,353,509  1,371,982   576,722
Investment income ratio*          0.00%      0.00%      0.00%      0.00%     0.00%
Total return**                    2.26%     13.99%      9.33%     29.47%   (30.61)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                            Sub-Account
                                  ------------------------------
                                   Classic Value Trust Series 0
                                  ------------------------------
                                     Year Ended      Year Ended
                                     Dec. 31/06    Dec. 31/05 xxx
                                  ---------------  --------------
Units, beginning of period                    155         --
Units issued                               37,458        160
Units redeemed                             (2,280)        (5)
                                  ---------------      -----
Units, end of period                       35,333        155
                                  ===============      =====
Unit value, end of period $                 13.09      11.27
Assets, end of period $                   462,509      1,747
Investment income ratio*                     2.65%      3.70%
Total return, lowest to highest** 13.46% to 16.14%      4.11%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                         Sub-Account
                            ------------------------------------
                                Classic Value Trust Series 1
                            ------------------------------------
                            Year Ended  Year Ended  Period Ended
                            Dec. 31/06  Dec. 31/05 Dec. 31/04 ###
                            ----------  ---------- --------------
Units, beginning of period     367,626     14,835          --
Units issued                   376,498    461,900      18,133
Units redeemed                (154,021)  (109,109)     (3,298)
                            ----------  ---------     -------
Units, end of period           590,103    367,626      14,835
                            ==========  =========     =======
Unit value, end of period $      17.67      15.22       13.91
Assets, end of period $     10,424,108  5,596,604     206,397
Investment income ratio*          1.06%      2.63%       0.68%
Total return**                   16.04%      9.42%      11.31%
--------
### Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                          Sub-Account
                                    ------------------------
                                    Core Bond Trust Series 0
                                    ------------------------
                                           Year Ended
                                          Dec. 31/06 #
                                    ------------------------
Units, beginning of period                          --
Units issued                                     1,819
Units redeemed                                    (200)
                                         -------------
Units, end of period                             1,619
                                         =============
Unit value, end of period $                      10.48
Assets, end of period $                         16,975
Investment income ratio*                          2.71%
Total return, lowest to highest**        3.76% to 4.71%
--------
#   Fund available in prior year but no activity.

                                           Sub-Account
                                    ------------------------
                                    Core Bond Trust Series 1
                                    ------------------------
                                    Year Ended   Year Ended
                                    Dec. 31/06 Dec. 31/05 xxx
                                    ---------- --------------
Units, beginning of period             1,342           --
Units issued                           6,046        1,360
Units redeemed                          (792)         (18)
                                      ------       ------
Units, end of period                   6,596        1,342
                                      ======       ======
Unit value, end of period $            13.11        12.63
Assets, end of period $               86,467       16,947
Investment income ratio*                3.31%        0.00%
Total return**                          3.79%        1.04%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                           Sub-Account
                                    --------------------------
                                    Core Equity Trust Series 0
                                    --------------------------
                                            Year Ended
                                           Dec. 31/06 #
                                    --------------------------
Units, beginning of period                            --
Units issued                                       7,761
Units redeemed                                      (791)
                                          --------------
Units, end of period                               6,970
                                          ==============
Unit value, end of period $                        12.31
Assets, end of period $                           85,817
Investment income ratio*                            0.00%
Total return, lowest to highest**         6.73% to 12.62%
--------
#   Fund available in prior year but no activity.

                                                Sub-Account
                                    -----------------------------------
                                         Core Equity Trust Series 1
                                    -----------------------------------
                                    Year Ended Year Ended  Period Ended
                                    Dec. 31/06 Dec. 31/05 Dec. 31/04 ###
                                    ---------- ---------- --------------
Units, beginning of period             60,991     4,828           --
Units issued                           37,117    57,288        4,889
Units redeemed                        (20,436)   (1,125)         (61)
                                    ---------   -------       ------
Units, end of period                   77,672    60,991        4,828
                                    =========   =======       ======
Unit value, end of period $             16.08     15.07        14.23
Assets, end of period $             1,249,336   919,134       68,707
Investment income ratio*                 0.00%     0.00%        0.00%
Total return**                           6.73%     5.90%       13.84%
--------
### Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                      Sub-Account
                                    ----------------
                                    CSI Equity Trust
                                    ----------------
                                       Year Ended
                                      Dec. 31/06 #
                                    ----------------
Units, beginning of period                       --
Units issued                                 26,545
Units redeemed                                 (892)
                                    ---------------
Units, end of period                         25,653
                                    ===============
Unit value, end of period $                   17.02
Assets, end of period $                     436,518
Investment income ratio*                       1.71%
Total return, lowest to highest**   16.88% to 17.90%
--------
#   Fund available in prior year but no activity.

                                             Sub-Account
                                    -----------------------------
                                      Dynamic Growth Trust Series 0
                                    -----------------------------
                                      Year Ended       Year Ended
                                      Dec. 31/06     Dec. 31/05 xxx
                                    --------------   --------------
Units, beginning of period                       2          --
Units issued                                 4,735           2
Units redeemed                                (324)         --
                                    --------------       -----
Units, end of period                         4,413           2
                                    ==============       =====
Unit value, end of period $                  12.96       11.70
Assets, end of period $                     57,198          19
Investment income ratio*                      0.00%       0.00%
Total return, lowest to highest**   3.07% to 10.83%       4.01%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                          Sub-Account
                                    -----------------------------------------------------
                                                 Dynamic Growth Trust Series 1
                                    -----------------------------------------------------
                                    Year Ended Year Ended Year Ended Year Ended Year Ended
                                    Dec. 31/06 Dec. 31/05 Dec. 31/04 Dec. 31/03 Dec. 31/02
                                    ---------- ---------- ---------- ---------- ----------
Units, beginning of period          1,392,191  1,148,353  1,137,436    465,959    414,500
Units issued                          177,716    511,560    138,220  1,016,653    158,309
Units redeemed                       (662,011)  (267,722)  (127,303)  (345,176)  (106,850)
                                    ---------  ---------  ---------  ---------  ---------
Units, end of period                  907,896  1,392,191  1,148,353  1,137,436    465,959
                                    =========  =========  =========  =========  =========
Unit value, end of period $              6.05       5.45       4.85       4.41       3.42
Assets, end of period $             5,493,471  7,587,284  5,568,057  5,013,740  1,591,827
Investment income ratio*                 0.00%      0.00%      0.00%      0.00%      0.00%
Total return**                          11.02%     12.40%     10.01%     29.04%    (28.36)%

                                             Sub-Account
                                    ------------------------------
                                    Emerging Growth Trust Series 0
                                    ------------------------------
                                              Year Ended
                                             Dec. 31/06 #
                                    ------------------------------
Units, beginning of period                              --
Units issued                                        12,581
Units redeemed                                      (1,183)
                                            --------------
Units, end of period                                11,398
                                            ==============
Unit value, end of period $                          13.34
Assets, end of period $                            152,055
Investment income ratio*                              0.00%
Total return, lowest to highest**           2.01% to 11.59%
--------
#   Fund available in prior year but no activity.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                             Sub-Account
                            ---------------------------------------------
                                    Emerging Growth Trust Series 1
                            ---------------------------------------------
                            Year Ended Year Ended Year Ended Period Ended
                            Dec. 31/06 Dec. 31/05 Dec. 31/04 Dec. 31/03 ^^
                            ---------- ---------- ---------- -------------
Units, beginning of period     72,642     35,131    14,999           --
Units issued                   29,567     73,530    26,543       17,815
Units redeemed                (40,894)   (36,019)   (6,411)      (2,816)
                            ---------  ---------   -------      -------
Units, end of period           61,315     72,642    35,131       14,999
                            =========  =========   =======      =======
Unit value, end of period $     21.00      18.82     17.48        16.35
Assets, end of period $     1,287,823  1,367,168   614,154      245,303
Investment income ratio*         0.00%      0.00%     0.00%        0.00%
Total return**                  11.59%      7.65%     6.90%       30.84%

--------
^^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                            Sub-Account
                                    ------------------------------------
                                    Emerging Small Company Trust Series 0
                                    ------------------------------------
                                                          Year Ended
                                       Year Ended             Dec.
                                        Dec. 31/06        31/05 xxx
                                      ---------------     ----------
Units, beginning of period                      176            --
Units issued                                 30,808           176
Units redeemed                               (3,597)           --
                                      ---------------       -----
Units, end of period                         27,387           176
                                      ===============       =====
Unit value, end of period $                   11.87         11.59
Assets, end of period $                     325,215         2,044
Investment income ratio*                       0.00%         0.00%
Total return, lowest to highest**   (5.35)% to 2.44%         4.14%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                    Sub-Account
                            ----------------------------------------------------------
                                       Emerging Small Company Trust Series 1
                            ----------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02
                            ----------  ----------  ----------  ----------  ----------
Units, beginning of period     833,633     934,063   1,067,807   1,164,612   1,260,898
Units issued                    27,379      23,031      35,210      75,601      79,736
Units redeemed               (105,875)   (123,461)   (168,954)   (172,406)    (176,022)
                            ----------  ----------  ----------  ----------  ----------
Units, end of period           755,137     833,633     934,063   1,067,807   1,164,612
                            ==========  ==========  ==========  ==========  ==========
Unit value, end of period $      66.12       64.56       61.46       55.11       39.44
Assets, end of period $     49,927,098  53,821,139  57,409,523  58,849,795  45,935,275
Investment income ratio*          0.00%       0.00%       0.00%       0.00%       0.00%
Total return**                    2.41%       5.04%      11.52%      39.73%    (29.20)%

                                              Sub-Account
                                    ------------------------------
                                     Equity-Income Trust Series 0
                                    ------------------------------
                                       Year Ended      Year Ended
                                       Dec. 31/06    Dec. 31/05 xxx
                                    ---------------  --------------
Units, beginning of period                    1,467          --
Units issued                                 46,313       1,469
Units redeemed                               (3,494)         (2)
                                    ---------------      ------
Units, end of period                         44,286       1,467
                                    ===============      ======
Unit value, end of period $                   29.30       24.61
Assets, end of period $                   1,297,432      36,113
Investment income ratio*                       0.68%       0.00%
Total return, lowest to highest**   14.00% to 19.05%       1.57%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                    Sub-Account
                            ----------------------------------------------------------
                                           Equity-Income Trust Series 1
                            ----------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02
                            ----------  ----------  ----------  ----------  ----------
Units, beginning of period   2,132,819   2,412,742   2,332,214   2,036,266   1,655,611
Units issued                   178,419     246,902     284,993     492,879     569,731
Units redeemed               (307,596)   (526,825)   (204,465)   (196,931)    (189,076)
                            ----------  ----------  ----------  ----------  ----------
Units, end of period         2,003,642   2,132,819   2,412,742   2,332,214   2,036,266
                            ==========  ==========  ==========  ==========  ==========
Unit value, end of period $      29.45       24.74       23.81       20.74       16.52
Assets, end of period $     59,007,712  52,773,756  57,447,214  48,366,495  33,629,032
Investment income ratio*          1.51%       1.27%       1.24%       1.40%       1.28%
Total return**                   19.02%       3.92%      14.81%      25.57%    (13.28)%

                                                   Sub-Account
                                         --------------------------------
                                         Financial Services Trust Series 0
                                         --------------------------------
                                            Year Ended       Year Ended
                                            Dec. 31/06     Dec. 31/05 xxx
                                         ---------------   --------------
Units, beginning of period                            21          --
Units issued                                      13,168          23
Units redeemed                                      (619)         (2)
                                         ---------------       -----
Units, end of period                              12,570          21
                                         ===============       =====
Unit value, end of period $                        22.83       18.53
Assets, end of period $                          286,925         385
Investment income ratio*                            0.01%       0.00%
Total return, lowest to highest**        19.86% to 23.16%       8.43%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                 Sub-Account
                            -----------------------------------------------------
                                      Financial Services Trust Series 1
                            -----------------------------------------------------
                            Year Ended Year Ended Year Ended Year Ended Year Ended
                            Dec. 31/06 Dec. 31/05 Dec. 31/04 Dec. 31/03 Dec. 31/02
                            ---------- ---------- ---------- ---------- ----------
Units, beginning of period    186,864    163,128    118,024     60,661    27,008
Units issued                  205,741     64,532     60,023     75,287    51,032
Units redeemed              (132,402)   (40,796)   (14,919)   (17,924)   (17,379)
                            ---------  ---------  ---------  ---------   -------
Units, end of period          260,203    186,864    163,128    118,024    60,661
                            =========  =========  =========  =========   =======
Unit value, end of period $     19.04      15.46      14.09      12.76      9.55
Assets, end of period $     4,953,510  2,889,405  2,297,778  1,506,136   579,506
Investment income ratio*         0.28%      0.38%      0.34%      0.17%     0.00%
Total return**                  23.11%      9.78%     10.38%     33.58%  (17.88)%

                                                Sub-Account
                                    -----------------------------------
                                    Frontier Capital Appreciation Trust
                                    -----------------------------------
                                                Year Ended
                                               Dec. 31/06 #
                                    -----------------------------------
Units, beginning of period                                --
Units issued                                             271
Units redeemed                                           (22)
                                              --------------
Units, end of period                                     249
                                              ==============
Unit value, end of period $                            40.75
Assets, end of period $                               10,122
Investment income ratio*                                0.00%
Total return, lowest to highest**             6.09% to 16.35%
--------
#   Fund available in prior year but no activity.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                              Sub-Account
                                    ------------------------------
                                    Fundamental Value Trust Series 0
                                    ------------------------------
                                       Year Ended       Year Ended
                                       Dec. 31/06     Dec. 31/05 xxx
                                    ---------------   --------------
Units, beginning of period                      141          --
Units issued                                124,158         141
Units redeemed                               (8,965)         --
                                    ---------------       -----
Units, end of period                        115,334         141
                                    ===============       =====
Unit value, end of period $                   12.68       11.07
Assets, end of period $                   1,462,722       1,557
Investment income ratio*                       0.07%       0.00%
Total return, lowest to highest**   12.76% to 14.55%       5.45%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                   Sub-Account
                            -------------------------------------------------------
                                        Fundamental Value Trust Series 1
                            -------------------------------------------------------
                            Year Ended  Year Ended  Year Ended Year Ended Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04 Dec. 31/03 Dec. 31/02
                            ----------  ----------  ---------- ---------- ----------
Units, beginning of period     849,648     695,383    590,460    423,266    174,799
Units issued                   133,558     220,265    491,439    201,632    287,654
Units redeemed                (139,993)    (66,000)  (386,516)   (34,438)   (39,187)
                            ----------  ----------  ---------  ---------  ---------
Units, end of period           843,213     849,648    695,383    590,460    423,266
                            ==========  ==========  =========  =========  =========
Unit value, end of period $      17.78       15.53      14.27      12.76       9.83
Assets, end of period $     14,994,270  13,193,852  9,921,146  7,535,099  4,160,248
Investment income ratio*          0.78%       0.41%      0.54%      0.24%      0.08%
Total return**                   14.51%       8.85%     11.80%     29.83%    (16.20)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                             Sub-Account
                                    -------------------------------
                                    Global Allocation Trust Series 0
                                    -------------------------------
                                      Year Ended       Year Ended
                                      Dec. 31/06     Dec. 31/05 xxx
                                    --------------   --------------
Units, beginning of period                      71          --
Units issued                                10,770         101
Units redeemed                                (958)        (30)
                                    --------------       -----
Units, end of period                         9,883          71
                                    ==============       =====
Unit value, end of period $                  12.31       10.84
Assets, end of period $                    121,671         771
Investment income ratio*                      0.24%       0.00%
Total return, lowest to highest**   9.71% to 13.58%       3.65%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                 Sub-Account
                            ----------------------------------------------------
                                       Global Allocation Trust Series 1
                            ----------------------------------------------------
                            Year Ended Year Ended Year Ended Year Ended Year Ended
                            Dec. 31/06 Dec. 31/05 Dec. 31/04 Dec. 31/03 Dec. 31/02
                            ---------- ---------- ---------- ---------- ----------
Units, beginning of period    152,291    132,952     89,002    64,406     43,247
Units issued                  261,551     39,049     53,031    30,291     38,477
Units redeemed                (34,813)   (19,710)    (9,081)   (5,695)   (17,318)
                            ---------  ---------  ---------   -------    -------
Units, end of period          379,029    152,291    132,952    89,002     64,406
                            =========  =========  =========   =======    =======
Unit value, end of period $     13.83      12.18      11.47     10.18       8.05
Assets, end of period $     5,240,771  1,855,210  1,525,012   905,583    518,345
Investment income ratio*         1.08%      0.98%      0.93%     0.40%      0.00%
Total return**                  13.50%      6.20%     12.73%    26.43%    (23.21)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                             Sub-Account
                                    ---------------------------
                                     Global Bond Trust Series 0
                                    ---------------------------
                                      Year Ended     Year Ended
                                      Dec. 31/06   Dec. 31/05 xxx
                                    -------------  --------------
Units, beginning of period                     89         --
Units issued                               18,077         89
Units redeemed                             (1,125)        --
                                    -------------      -----
Units, end of period                       17,041         89
                                    =============      =====
Unit value, end of period $                 20.41      19.39
Assets, end of period $                   347,795      1,721
Investment income ratio*                     0.00%      0.00%
Total return, lowest to highest**   1.63% to 5.64%     (2.91)%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                  Sub-Account
                            ------------------------------------------------------
                                          Global Bond Trust Series 1
                            ------------------------------------------------------
                            Year Ended Year Ended  Year Ended Year Ended Year Ended
                            Dec. 31/06 Dec. 31/05  Dec. 31/04 Dec. 31/03 Dec. 31/02
                            ---------- ----------  ---------- ---------- ----------
Units, beginning of period    322,524    286,806     236,589    157,748     93,604
Units issued                  120,068     98,791     107,553    133,285    162,720
Units redeemed               (145,083)   (63,073)    (57,336)   (54,444)   (98,576)
                            ---------  ---------   ---------  ---------  ---------
Units, end of period          297,509    322,524     286,806    236,589    157,748
                            =========  =========   =========  =========  =========
Unit value, end of period $     20.39      19.37       20.73      18.80      16.29
Assets, end of period $     6,067,380  6,248,309   5,945,240  4,448,611  2,570,429
Investment income ratio*         0.00%      4.56%       3.61%      3.32%      0.00%
Total return**                   5.27%     (6.54)%     10.24%     15.39%     20.12%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                            Sub-Account
                                  ------------------------------
                                       Global Trust Series 0
                                  ------------------------------
                                     Year Ended      Year Ended
                                     Dec. 31/06    Dec. 31/05 xxx
                                  ---------------  --------------
Units, beginning of period                    521         --
Units issued                               20,726        521
Units redeemed                             (4,075)        --
                                  ---------------      -----
Units, end of period                       17,172        521
                                  ===============      =====
Unit value, end of period $                 13.57      11.27
Assets, end of period $                   233,002      5,867
Investment income ratio*                     0.33%      0.00%
Total return, lowest to highest** 12.88% to 20.42%      4.59%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                    Sub-Account
                            ---------------------------------------------------------
                                               Global Trust Series 1
                            ---------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02
                            ----------  ----------  ----------  ----------  ----------
Units, beginning of period     608,573     643,035     666,250     683,601    670,651
Units issued                   100,069      31,573      81,135     868,398  1,000,266
Units redeemed                 (92,187)    (66,035)   (104,350)   (885,749)  (987,316)
                            ----------  ----------  ----------  ----------  ---------
Units, end of period           616,455     608,573     643,035     666,250    683,601
                            ==========  ==========  ==========  ==========  =========
Unit value, end of period $      25.19       20.93       18.90       16.47      12.93
Assets, end of period $     15,525,583  12,738,420  12,156,585  10,976,035  8,835,687
Investment income ratio*          1.27%       1.25%       1.69%       0.90%      1.33%
Total return**                   20.32%      10.72%      14.75%      27.46%    (19.11)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                              Sub-Account
                                    ------------------------------
                                    Growth & Income Trust Series 0
                                    ------------------------------
                                       Year Ended      Year Ended
                                      Dec. 31/06 x   Dec. 31/05 xxx
                                    ---------------  --------------
Units, beginning of period                      538          --
Units issued                                 15,640         538
Units redeemed                               (2,046)         --
                                    ---------------      ------
Units, end of period                         14,132         538
                                    ===============      ======
Unit value, end of period $                   78.98       70.07
Assets, end of period $                   1,116,178      37,698
Investment income ratio*                       0.14%       0.00%
Total return, lowest to highest**   10.92% to 12.72%       4.78%
--------
x Fund renamed on May 1, 2006. Previously known as Growth & Income Trust II. xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                             Sub-Account
                                    -----------------------------
                                    Health Sciences Trust Series 0
                                    -----------------------------
                                      Year Ended      Year Ended
                                      Dec. 31/06    Dec. 31/05 xxx
                                    --------------  --------------
Units, beginning of period                      19         --
Units issued                                54,129         20
Units redeemed                             (10,605)        (1)
                                    --------------      -----
Units, end of period                        43,543         19
                                    ==============      =====
Unit value, end of period $                  14.66      13.52
Assets, end of period $                    638,287        256
Investment income ratio*                      0.00%      0.00%
Total return, lowest to highest**   4.52% to 13.10%      9.75%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                  Sub-Account
                            -----------------------------------------------------
                                        Health Sciences Trust Series 1
                            -----------------------------------------------------
                            Year Ended Year Ended Year Ended Year Ended Year Ended
                            Dec. 31/06 Dec. 31/05 Dec. 31/04 Dec. 31/03 Dec. 31/02
                            ---------- ---------- ---------- ---------- ----------
Units, beginning of period    414,571    289,642    208,392    122,493     75,141
Units issued                  132,428    188,126    173,743    243,917     77,772
Units redeemed               (237,621)   (63,197)   (92,493)  (158,018)   (30,420)
                            ---------  ---------  ---------  ---------  ---------
Units, end of period          309,378    414,571    289,642    208,392    122,493
                            =========  =========  =========  =========  =========
Unit value, end of period $     18.89      17.43      15.48      13.42       9.85
Assets, end of period $     5,844,448  7,226,506  4,482,118  2,796,636  1,206,815
Investment income ratio*         0.00%      0.00%      0.00%      0.00%      0.00%
Total return**                   8.37%     12.64%     15.31%     36.22%    (27.24)%

                                             Sub-Account
                                    -----------------------------
                                      High Yield Trust Series 0
                                    -----------------------------
                                      Year Ended      Year Ended
                                      Dec. 31/06    Dec. 31/05 xxx
                                    --------------  --------------
Units, beginning of period                     232         --
Units issued                                19,407        240
Units redeemed                              (2,362)        (8)
                                    --------------      -----
Units, end of period                        17,277        232
                                    ==============      =====
Unit value, end of period $                  12.82      11.61
Assets, end of period $                    221,508      2,697
Investment income ratio*                      0.42%      0.00%
Total return, lowest to highest**   7.71% to 10.48%      0.79%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                    Sub-Account
                            ---------------------------------------------------------
                                             High Yield Trust Series 1
                            ---------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02
                            ----------  ----------  ----------  ----------  ----------
Units, beginning of period     900,558     887,651     896,166     666,553    466,497
Units issued                   570,917   1,156,583   1,033,024     998,417    620,895
Units redeemed                (651,369) (1,143,676) (1,041,539)   (768,804)  (420,839)
                            ----------  ----------  ----------  ----------  ---------
Units, end of period           820,106     900,558     887,651     896,166    666,553
                            ==========  ==========  ==========  ==========  =========
Unit value, end of period $      19.49       17.65       17.03       15.33      12.32
Assets, end of period $     15,981,183  15,900,525  15,113,826  13,739,135  8,211,601
Investment income ratio*          6.72%       5.02%       4.85%       5.63%      7.73%
Total return**                   10.37%       3.70%      11.06%      24.44%     (6.87)%

                                           Sub-Account
                                  ----------------------------
                                  Income & Value Trust Series 0
                                  ----------------------------
                                    Year Ended     Year Ended
                                    Dec. 31/06   Dec. 31/05 xxx
                                  -------------  --------------
Units, beginning of period                   59         --
Units issued                              2,848         59
Units redeemed                             (135)        --
                                  -------------      -----
Units, end of period                      2,772         59
                                  =============      =====
Unit value, end of period $               11.80      10.85
Assets, end of period $                  32,712        644
Investment income ratio*                   0.17%      0.00%
Total return, lowest to highest** 6.71% to 8.77%      2.71%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                    Sub-Account
                            ----------------------------------------------------------
                                           Income & Value Trust Series 1
                            ----------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02
                            ----------  ----------  ----------  ----------  ----------
Units, beginning of period   1,786,282   2,007,363     759,656     864,729     503,442
Units issued                    58,241     114,938   1,540,620     182,791     429,855
Units redeemed                (183,047)   (336,019)   (292,913)   (287,864)    (68,568)
                            ----------  ----------  ----------  ----------  ----------
Units, end of period         1,661,476   1,786,282   2,007,363     759,656     864,729
                            ==========  ==========  ==========  ==========  ==========
Unit value, end of period $      21.51       19.80       18.82       17.48       13.82
Assets, end of period $     35,743,879  35,365,263  37,770,719  13,279,144  11,950,809
Investment income ratio*          1.99%       1.70%       0.62%       2.02%       2.14%
Total return**                    8.66%       5.22%       7.64%      26.49%     (15.93)%

                                            Sub-Account
                                  --------------------------------
                                  International Core Trust Series 0
                                  --------------------------------
                                    Year Ended        Year Ended
                                   Dec. 31/06 xx    Dec. 31/05 xxx
                                  ---------------   --------------
Units, beginning of period                    147          --
Units issued                               47,659         160
Units redeemed                             (3,367)        (13)
                                  ---------------       -----
Units, end of period                       44,439         147
                                  ===============       =====
Unit value, end of period $                 14.84       11.89
Assets, end of period $                   659,612       1,747
Investment income ratio*                     0.45%       0.00%
Total return, lowest to highest** 12.48% to 24.81%      10.00%

--------
xx Fund renamed on May 1, 2006. Previously known as International Stock Trust. xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                     Sub-Account
                            ------------------------------------------------------------
                                          International Core Trust Series 1
                            ------------------------------------------------------------
                             Year Ended   Year Ended  Year Ended  Year Ended   Year Ended
                            Dec. 31/06 xx Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02
                            ------------- ----------  ----------  ----------  ----------
Units, beginning of period    1,574,644    1,597,724   1,779,013   1,828,065   1,880,342
Units issued                    199,302      208,412     270,167   5,436,968   5,107,852
Units redeemed                 (394,577)    (231,492)   (451,456) (5,486,020) (5,160,129)
                             ----------   ----------  ----------  ----------  ----------
Units, end of period          1,379,369    1,574,644   1,597,724   1,779,013   1,828,065
                             ==========   ==========  ==========  ==========  ==========
Unit value, end of period $       20.23        16.22       13.99       12.10        9.29
Assets, end of period $      27,910,801   25,536,350  22,347,931  21,527,031  16,979,927
Investment income ratio*           0.60%        0.76%       0.84%       0.48%       0.44%
Total return**                    24.77%       15.94%      15.59%      30.26%     (21.69)%

--------
xx  Fund renamed on May 1, 2006. Previously known as International Stock Trust.

                                          Sub-Account
                            ------------------------------------------
                            International Equity Index Trust A Series 1
                            ------------------------------------------
                            Year Ended    Year Ended     Period Ended
                            Dec. 31/06   Dec. 31/05 vi  Dec. 31/04 ###
                            ----------   -------------  --------------
Units, beginning of period    282,461        280,538             --
Units issued                  175,803        135,805        329,326
Units redeemed               (103,351)      (133,882)       (48,788)
                            ---------      ---------      ---------
Units, end of period          354,913        282,461        280,538
                            =========      =========      =========
Unit value, end of period $     21.66          17.26          14.81
Assets, end of period $     7,689,141      4,876,719      4,153,578
Investment income ratio*         0.72%          0.75%          0.48%
Total return**                  25.48%         16.61%         18.44%
--------
vi Fund renamed on May 2, 2005. Previously known as International Equity Index Fund.
### Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                            Sub-Account
                                  ------------------------------------------
                                  International Equity Index Trust B Series 0
                                  ------------------------------------------
                                     Year Ended            Year Ended
                                     Dec. 31/06          Dec. 31/05 xxx
                                     ---------------     --------------
Units, beginning of period                     56               --
Units issued                               19,452               60
Units redeemed                             (1,778)              (4)
                                     ---------------         -----
Units, end of period                       17,730               56
                                     ===============         =====
Unit value, end of period $                 41.18            32.39
Assets, end of period $                   730,024            1,804
Investment income ratio*                     0.17%            0.00%
Total return, lowest to highest** 15.34% to 27.11%            9.94%

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                    Sub-Account
                                         -------------------------------------------
                                           International Opportunities Trust Series 0
                                         -------------------------------------------
                                             Year Ended            Year Ended
                                            Dec. 31/06            Dec. 31/05 xxx
                                            ---------------     ----------------
Units, beginning of period                            43                --
Units issued                                      22,683                43
Units redeemed                                    (2,518)               --
                                            ---------------          -----
Units, end of period                              20,208                43
                                            ===============          =====
Unit value, end of period $                        15.41             12.43
Assets, end of period $                          311,443               541
Investment income ratio*                            0.04%             0.00%
Total return, lowest to highest**        13.70% to 23.96%            15.80%

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                   Sub-Account
                            -----------------------------------------
                            International Opportunities Trust Series 1
                            -----------------------------------------
                            Year Ended            Year Ended
                            Dec. 31/06          Dec. 31/05 xxx
                            ----------          --------------
Units, beginning of period     11,505                   --
Units issued                  299,463               11,596
Units redeemed               (116,876)                 (91)
                            ---------              -------
Units, end of period          194,092               11,505
                            =========              =======
Unit value, end of period $     19.23                15.53
Assets, end of period $     3,732,687              178,679
Investment income ratio*         0.67%                0.00%
Total return**                  23.84%               24.24%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                            Sub-Account
                                  -------------------------------------
                                  International Small Cap Trust Series 0
                                  -------------------------------------
                                     Year Ended          Year Ended
                                     Dec. 31/06        Dec. 31/05 xxx
                                    ---------------    --------------
Units, beginning of period                    262             --
Units issued                               30,818            340
Units redeemed                             (9,898)           (78)
                                    ---------------        -----
Units, end of period                       21,182            262
                                    ===============        =====
Unit value, end of period $                 14.27          11.18
Assets, end of period $                   302,325          2,923
Investment income ratio*                     0.32%          0.00%
Total return, lowest to highest** 13.15% to 27.73%          5.67%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                    Sub-Account
                            ---------------------------------------------------------
                                      International Small Cap Trust Series 1
                            ---------------------------------------------------------
                            Year Ended  Year Ended  Year Ended Year Ended   Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04 Dec. 31/03   Dec. 31/02
                            ----------  ----------  ---------- ----------  ----------
Units, beginning of period     603,603     483,045    495,768     371,074     349,581
Units issued                   271,647     542,640    272,973   5,550,626   4,010,462
Units redeemed                (414,485)   (422,082)  (285,696) (5,425,932) (3,988,969)
                            ----------  ----------  ---------  ----------  ----------
Units, end of period           460,765     603,603    483,045     495,768     371,074
                            ==========  ==========  =========  ==========  ==========
Unit value, end of period $      28.05       21.96      19.94       16.47       10.63
Assets, end of period $     12,922,092  13,253,506  9,633,024   8,166,604   3,945,106
Investment income ratio*          1.23%       0.84%      0.12%       0.00%       0.00%
Total return**                   27.73%      10.11%     21.06%      54.95%     (16.73)%

                                            Sub-Account
                                  ---------------------------------
                                  International Value Trust Series 0
                                  ---------------------------------
                                     Year Ended        Year Ended
                                     Dec. 31/06      Dec. 31/05 xxx
                                   ---------------   --------------
Units, beginning of period                     88           --
Units issued                               82,565           89
Units redeemed                             (9,097)          (1)
                                   ---------------       -----
Units, end of period                       73,556           88
                                   ===============       =====
Unit value, end of period $                 14.55        11.23
Assets, end of period $                 1,070,153          993
Investment income ratio*                     0.22%        0.00%
Total return, lowest to highest** 17.67% to 29.61%        4.80%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                    Sub-Account
                            ----------------------------------------------------------
                                         International Value Trust Series 1
                            ----------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02
                            ----------  ----------  ----------  ----------  ----------
Units, beginning of period   1,600,518   1,081,276     800,132     510,644     299,711
Units issued                   580,310   1,004,722     621,132   5,952,337   4,187,587
Units redeemed                (417,217)   (485,480)   (339,988) (5,662,849) (3,976,654)
                            ----------  ----------  ----------  ----------  ----------
Units, end of period         1,763,611   1,600,518   1,081,276     800,132     510,644
                            ==========  ==========  ==========  ==========  ==========
Unit value, end of period $      22.65       17.48       15.81       13.01        8.98
Assets, end of period $     39,949,803  27,977,424  17,098,318  10,409,668   4,586,178
Investment income ratio*          1.73%       0.72%       1.15%       0.72%       0.79%
Total return**                   29.60%      10.54%      21.55%      44.87%     (17.84)%

                                               Sub-Account
                                  --------------------------------------
                                  Investment Quality Bond Trust Series 0
                                  --------------------------------------
                                                Year Ended
                                               Dec. 31/06 #
                                  --------------------------------------
Units, beginning of period                               --
Units issued                                         11,284
Units redeemed                                         (783)
                                              -------------
Units, end of period                                 10,501
                                              =============
Unit value, end of period $                           10.50
Assets, end of period $                             110,223
Investment income ratio*                               1.26%
Total return, lowest to highest**             3.64% to 4.76%
--------
#   Fund available in prior year but no activity.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                    Sub-Account
                            ----------------------------------------------------------
                                      Investment Quality Bond Trust Series 1
                            ----------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02
                            ----------  ----------  ----------  ----------  ----------
Units, beginning of period     934,699   1,166,118   1,248,563   1,375,351   1,740,743
Units issued                    80,538     179,811      91,517     142,991     299,626
Units redeemed                (132,085)   (411,230)   (173,962)   (269,779)   (665,018)
                            ----------  ----------  ----------  ----------  ----------
Units, end of period           883,152     934,699   1,166,118   1,248,563   1,375,351
                            ==========  ==========  ==========  ==========  ==========
Unit value, end of period $      22.31       21.55       21.07       20.10       18.73
Assets, end of period $     19,705,785  20,137,630  24,567,760  25,097,289  25,759,942
Investment income ratio*          5.99%       5.63%       5.94%       4.96%       5.17%
Total return**                    3.57%       2.27%       4.81%       7.32%       9.94%

                                         Sub-Account
                                  ------------------------------
                                  Large Cap Growth Trust Series 0
                                  ------------------------------
                                                       Year
                                    Year Ended      Ended Dec.
                                  Dec. 31/06 (k)    31/05 xxx
                                  --------------    ----------
Units, beginning of period                   45          --
Units issued                              2,613          64
Units redeemed                           (2,658)        (19)
                                  -------------       -----
Units, end of period                         --          45
                                  =============       =====
Unit value, end of period $               13.26       12.96
Assets, end of period $                      --         587
Investment income ratio*                   1.39%       0.00%
Total return, lowest to highest** 2.31% to 3.35%       1.62%
--------
(k) Terminated as an investment option and funds transferred to Capital Appreciation Trust on May 1, 2006.
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                      Sub-Account
                            -------------------------------------------------------------
                                            Large Cap Growth Trust Series 1
                            -------------------------------------------------------------
                              Year Ended   Year Ended  Year Ended  Year Ended   Year Ended
                            Dec. 31/06 (k) Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02
                            -------------- ----------  ----------  ----------  ----------
Units, beginning of period     1,381,816    1,373,099   1,358,719   1,287,297   1,103,220
Units issued                      39,987      362,088     440,693     237,012     381,411
Units redeemed                (1,421,803)    (353,371)   (426,313)   (165,590)   (197,334)
                              ----------   ----------  ----------  ----------  ----------
Units, end of period                  --    1,381,816   1,373,099   1,358,719   1,287,297
                              ==========   ==========  ==========  ==========  ==========
Unit value, end of period $        14.43        14.09       14.06       13.24       10.56
Assets, end of period $               --   19,468,440  19,298,538  17,985,631  13,596,687
Investment income ratio*            0.37%        0.71%       0.27%       0.25%       0.31%
Total return**                      2.38%        0.25%       6.18%      25.33%     (22.83)%

--------
(k) Terminated as an investment option and funds transferred to Capital Appreciation Trust on May 1, 2006.

                                        Sub-Account
                                  ------------------------
                                  Large Cap Trust Series 0
                                  ------------------------
                                         Year Ended
                                        Dec. 31/06 #
                                  ------------------------
Units, beginning of period                         --
Units issued                                   15,487
Units redeemed                                   (657)
                                      ---------------
Units, end of period                           14,830
                                      ===============
Unit value, end of period $                     12.77
Assets, end of period $                       189,343
Investment income ratio*                         0.02%
Total return, lowest to highest**     13.34% to 14.38%
--------
#   Fund available in prior year but no activity.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                 Sub-Account
                                          ------------------------
                                          Large Cap Trust Series 1
                                          ------------------------
                                          Year Ended   Year Ended
                                          Dec. 31/06 Dec. 31/05 xxx
                                          ---------- --------------
Units, beginning of period                      869           --
Units issued                                148,535      130,131
Units redeemed                             (115,332)    (129,262)
                                           --------     --------
Units, end of period                         34,072          869
                                           ========     ========
Unit value, end of period $                   15.97        13.96
Assets, end of period $                     544,040       12,109
Investment income ratio*                       0.02%        0.00%
Total return**                                14.36%       11.70%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                              Sub-Account
                                    ------------------------------
                                    Large Cap Value Trust Series 0
                                    ------------------------------
                                       Year Ended      Year Ended
                                       Dec. 31/06    Dec. 31/05 xxx
                                    ---------------  --------------
Units, beginning of period                      285         --
Units issued                                 51,967        313
Units redeemed                              (11,403)       (28)
                                    ---------------      -----
Units, end of period                         40,849        285
                                    ===============      =====
Unit value, end of period $                   13.43      11.58
Assets, end of period $                     548,776      3,297
Investment income ratio*                       0.12%      0.00%
Total return, lowest to highest**   11.34% to 16.03%      5.24%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                     Sub-Account
                                    ---------------------------------------------
                                            Large Cap Value Trust Series 1
                                    ---------------------------------------------
                                    Year Ended Year Ended Year Ended Period Ended
                                    Dec. 31/06 Dec. 31/05 Dec. 31/04 Dec. 31/03 ^^
                                    ---------- ---------- ---------- -------------
Units, beginning of period            275,325    238,973     98,687           --
Units issued                          198,243    338,735    371,768      108,524
Units redeemed                       (157,280)  (302,383)  (231,482)      (9,837)
                                    ---------  ---------  ---------    ---------
Units, end of period                  316,288    275,325    238,973       98,687
                                    =========  =========  =========    =========
Unit value, end of period $             26.02      22.44      19.43        15.96
Assets, end of period $             8,230,078  6,179,567  4,644,416    1,574,632
Investment income ratio*                 0.46%      0.00%      1.05%        0.00%
Total return**                          15.94%     15.48%     21.80%       27.65%

--------
^^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                            Sub-Account
                                  ----------------------------------
                                  Lifestyle Aggressive Trust Series 0
                                  ----------------------------------
                                     Year Ended        Year Ended
                                    Dec. 31/06 i     Dec. 31/05 xxx
                                   ---------------   --------------
Units, beginning of period                 11,325            --
Units issued                              808,006        11,962
Units redeemed                           (121,299)         (637)
                                   ---------------      -------
Units, end of period                      698,032        11,325
                                   ===============      =======
Unit value, end of period $                 13.34         11.55
Assets, end of period $                 9,314,281       130,860
Investment income ratio*                     1.56%         0.07%
Total return, lowest to highest** 10.16% to 15.48%         5.92%
--------
i Fund renamed on May 1, 2006. Previously known as Lifestyle Aggressive 1000 Trust.
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                    Sub-Account
                            ---------------------------------------------------------
                                        Lifestyle Aggressive Trust Series 1
                            ---------------------------------------------------------
                             Year Ended  Year Ended  Year Ended  Year Ended Year Ended
                            Dec. 31/06 i Dec. 31/05  Dec. 31/04  Dec. 31/03 Dec. 31/02
                            ------------ ----------  ----------  ---------- ----------
Units, beginning of period      864,648     708,565     500,142    432,720    376,673
Units issued                    321,777     209,457     284,558    136,427    123,652
Units redeemed                 (152,153)    (53,374)    (76,135)   (69,005)   (67,605)
                             ----------  ----------  ----------  ---------  ---------
Units, end of period          1,034,272     864,648     708,565    500,142    432,720
                             ==========  ==========  ==========  =========  =========
Unit value, end of period $       22.36       19.37       17.51      15.08      11.18
Assets, end of period $      23,128,583  16,746,448  12,404,137  7,544,107  4,838,074
Investment income ratio*           7.30%       1.75%       0.65%      0.39%      0.75%
Total return**                    15.46%      10.64%      16.05%     34.91%    (20.71)%

--------
i Fund renamed on May 1, 2006. Previously known as Lifestyle Aggressive 1000 Trust.

                                           Sub-Account
                                  --------------------------------
                                  Lifestyle Balanced Trust Series 0
                                  --------------------------------
                                    Year Ended        Year Ended
                                   Dec. 31/06 ii    Dec. 31/05 xxx
                                   --------------   --------------
Units, beginning of period                30,197            --
Units issued                           1,310,263        31,584
Units redeemed                          (184,532)       (1,387)
                                   --------------      -------
Units, end of period                   1,155,928        30,197
                                   ==============      =======
Unit value, end of period $                12.37         10.97
Assets, end of period $               14,300,087       331,175
Investment income ratio*                    1.76%         0.18%
Total return, lowest to highest** 9.80% to 12.80%         3.32%
--------
ii  Fund renamed on May 1, 2006. Previously known as Lifestyle Balanced 640
    Trust.
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                     Sub-Account
                            ------------------------------------------------------------
                                          Lifestyle Balanced Trust Series 1
                            ------------------------------------------------------------
                             Year Ended   Year Ended  Year Ended  Year Ended   Year Ended
                            Dec. 31/06 ii Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02
                            ------------- ----------  ----------  ----------  ----------
Units, beginning of period    2,359,219    1,949,465   1,517,216   1,176,180     855,914
Units issued                    476,514      527,854     619,032     504,076     440,078
Units redeemed                 (213,079)    (118,100)   (186,783)   (163,040)   (119,812)
                             ----------   ----------  ----------  ----------  ----------
Units, end of period          2,622,654    2,359,219   1,949,465   1,517,216   1,176,180
                             ==========   ==========  ==========  ==========  ==========
Unit value, end of period $       24.98        22.16       20.73       18.27       14.73
Assets, end of period $      65,514,497   52,277,135  40,415,463  27,714,579  17,329,966
Investment income ratio*           5.23%        3.73%       2.06%       2.31%       3.11%
Total return**                    12.73%        6.88%      13.49%      23.98%      (9.95)%

--------
ii  Fund renamed on May 1, 2006. Previously known as Lifestyle Balanced 640
    Trust.

                                           Sub-Account
                                  ------------------------------------
                                  Lifestyle Conservative Trust Series 0
                                  ------------------------------------
                                    Year Ended         Year Ended
                                  Dec. 31/06 iii     Dec. 31/05 xxx
                                  --------------     --------------
Units, beginning of period                   10             --
Units issued                            128,552             23
Units redeemed                           (5,941)           (13)
                                  -------------          -----
Units, end of period                    122,621             10
                                  =============          =====
Unit value, end of period $               11.21          10.34
Assets, end of period $               1,374,679            100
Investment income ratio*                   0.65%          0.00%
Total return, lowest to highest** 7.10% to 8.44%          1.05%
--------
iii Fund renamed on May 1, 2006. Previously known as Lifestyle Conservative 280
    Trust.
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                   Sub-Account
                            ---------------------------------------------------------
                                      Lifestyle Conservative Trust Series 1
                            ---------------------------------------------------------
                              Year Ended   Year Ended Year Ended Year Ended Year Ended
                            Dec. 31/06 iii Dec. 31/05 Dec. 31/04 Dec. 31/03 Dec. 31/02
                            -------------- ---------- ---------- ---------- ----------
Units, beginning of period      295,628      289,630    290,414    100,707     25,748
Units issued                     22,359       41,647     55,248    271,208     97,842
Units redeemed                  (29,949)     (35,649)   (56,032)   (81,501)   (22,883)
                              ---------    ---------  ---------  ---------  ---------
Units, end of period            288,038      295,628    289,630    290,414    100,707
                              =========    =========  =========  =========  =========
Unit value, end of period $       24.06        22.18      21.56      19.86      17.80
Assets, end of period $       6,928,768    6,558,099  6,244,993  5,766,764  1,792,639
Investment income ratio*           4.66%        4.82%      3.44%      3.49%      1.94%
Total return**                     8.44%        2.88%      8.59%     11.55%      1.72%

--------
iii Fund renamed on May 1, 2006. Previously known as Lifestyle Conservative 280
    Trust.

                                           Sub-Account
                                  -----------------------------
                                  Lifestyle Growth Trust Series 0
                                  -----------------------------
                                    Year Ended       Year Ended
                                   Dec. 31/06 iv   Dec. 31/05 xxx
                                  --------------   --------------
Units, beginning of period                52,831           --
Units issued                           3,144,750       53,230
Units redeemed                          (412,197)        (399)
                                  --------------      -------
Units, end of period                   2,785,384       52,831
                                  ==============      =======
Unit value, end of period $                12.79        11.26
Assets, end of period $               35,629,937      594,998
Investment income ratio*                    2.18%        0.25%
Total return, lowest to highest** 9.70% to 13.58%        4.59%
--------
iv Fund renamed on May 1, 2006. Previously known as Lifestyle Growth 820 Trust. xxx Reflects the period from commencement of operations on May 2, 2005 through
    December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                     Sub-Account
                            ------------------------------------------------------------
                                           Lifestyle Growth Trust Series 1
                            ------------------------------------------------------------
                             Year Ended   Year Ended  Year Ended  Year Ended   Year Ended
                            Dec. 31/06 iv Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02
                            ------------- ----------  ----------  ----------  ----------
Units, beginning of period    3,536,083    2,873,853   2,239,933   1,909,803   1,669,794
Units issued                    862,632      853,307     903,333     572,430     477,469
Units redeemed                 (318,006)    (191,077)   (269,413)   (242,300)   (237,460)
                             ----------   ----------  ----------  ----------  ----------
Units, end of period          4,080,709    3,536,083   2,873,853   2,239,933   1,909,803
                             ==========   ==========  ==========  ==========  ==========
Unit value, end of period $       23.96        21.11       19.43       16.95       13.08
Assets, end of period $      97,756,372   74,633,010  55,819,902  37,967,569  24,987,853
Investment income ratio*           5.91%        2.67%       1.35%       1.16%       2.12%
Total return**                    13.50%        8.66%      14.59%      29.56%     (15.85)%

--------
iv  Fund renamed on May 1, 2006. Previously known as Lifestyle Growth 820 Trust.

                                           Sub-Account
                                  --------------------------------
                                  Lifestyle Moderate Trust Series 0
                                  --------------------------------
                                    Year Ended        Year Ended
                                   Dec. 31/06 v     Dec. 31/05 xxx
                                   --------------   --------------
Units, beginning of period                 5,779            --
Units issued                             188,312         5,805
Units redeemed                           (55,523)          (26)
                                   --------------       ------
Units, end of period                     138,568         5,779
                                   ==============       ======
Unit value, end of period $                11.71         10.60
Assets, end of period $                1,622,337        61,229
Investment income ratio*                    1.43%         0.00%
Total return, lowest to highest** 8.31% to 10.49%         2.15%

--------
v   Fund renamed on May 1, 2006. Previously known as Lifestyle Moderate 460
    Trust.
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                   Sub-Account
                            --------------------------------------------------------
                                        Lifestyle Moderate Trust Series 1
                            --------------------------------------------------------
                             Year Ended  Year Ended  Year Ended Year Ended Year Ended
                            Dec. 31/06 v Dec. 31/05  Dec. 31/04 Dec. 31/03 Dec. 31/02
                            ------------ ----------  ---------- ---------- ----------
Units, beginning of period      452,129     413,158    302,011    209,139    142,884
Units issued                    181,674     100,065    164,068    153,027    105,261
Units redeemed                  (73,265)    (61,094)   (52,921)   (60,155)   (39,006)
                             ----------  ----------  ---------  ---------  ---------
Units, end of period            560,538     452,129    413,158    302,011    209,139
                             ==========  ==========  =========  =========  =========
Unit value, end of period $       24.42       22.12      21.24      19.13      16.23
Assets, end of period $      13,690,869  10,001,375  8,774,966  5,776,547  3,395,023
Investment income ratio*           4.05%       4.07%      2.60%      2.74%      3.34%
Total return**                    10.42%       4.15%     11.04%     17.83%     (4.04)%

--------
v   Fund renamed on May 1, 2006. Previously known as Lifestyle Moderate 460
    Trust.

                                           Sub-Account
                                  ----------------------------
                                     Managed Trust Series 0
                                  ----------------------------
                                    Year Ended     Year Ended
                                    Dec. 31/06   Dec. 31/05 xxx
                                  -------------  --------------
Units, beginning of period                5,322          --
Units issued                             12,065       5,382
Units redeemed                             (467)        (60)
                                  -------------     -------
Units, end of period                     16,920       5,322
                                  =============     =======
Unit value, end of period $               56.17       52.26
Assets, end of period $                 950,300     278,099
Investment income ratio*                   0.96%       0.00%
Total return, lowest to highest** 6.62% to 8.49%       1.17%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                           Sub-Account
                                  ----------------------------
                                   Mid Cap Core Trust Series 0
                                  ----------------------------
                                   Year Ended      Year Ended
                                  Dec. 31/06 ##  Dec. 31/05 xxx
                                  -------------  --------------
Units, beginning of period                  112         --
Units issued                             23,494        112
Units redeemed                          (23,607)        --
                                  -------------      -----
Units, end of period                         (1)       112
                                  =============      =====
Unit value, end of period $               11.84      10.86
Assets, end of period $                      --      1,222
Investment income ratio*                   2.71%      0.00%
Total return, lowest to highest** 5.47% to 9.05%      1.20%
--------
## Terminated as an investment option and funds transferred to Mid Cap Index Trust on December 4, 2006.
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                               Sub-Account
                            ------------------------------------------------
                                       Mid Cap Core Trust Series 1
                            ------------------------------------------------
                             Year Ended   Year Ended Year Ended Period Ended
                            Dec. 31/06 ## Dec. 31/05 Dec. 31/04 Dec. 31/03 ^^
                            ------------- ---------- ---------- -------------
Units, beginning of period      65,572       42,698    13,717           --
Units issued                   138,268      121,328    83,506       14,014
Units redeemed                (203,840)     (98,454)  (54,525)        (297)
                              --------    ---------   -------      -------
Units, end of period                --       65,572    42,698       13,717
                              ========    =========   =======      =======
Unit value, end of period $      20.26        18.59     17.51        15.32
Assets, end of period $             --    1,219,318   747,762      210,142
Investment income ratio*          2.33%        0.00%     0.00%        0.00%
Total return**                    8.97%        6.18%    14.31%       22.56%
--------
## Terminated as an investment option and funds transferred to Mid Cap Index Trust on December 4, 2006.
^^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                           Sub-Account
                                  ----------------------------
                                  Mid Cap Index Trust Series 0
                                  ----------------------------
                                    Year Ended     Year Ended
                                    Dec. 31/06   Dec. 31/05 xxx
                                  -------------  --------------
Units, beginning of period                  597         --
Units issued                             55,816        605
Units redeemed                           (6,077)        (8)
                                  -------------      -----
Units, end of period                     50,336        597
                                  =============      =====
Unit value, end of period $               13.97      12.73
Assets, end of period $                 703,035      7,602
Investment income ratio*                   0.11%      0.00%
Total return, lowest to highest** 4.26% to 9.74%      5.18%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                  Sub-Account
                            ------------------------------------------------------
                                          Mid Cap Index Trust Series 1
                            ------------------------------------------------------
                            Year Ended  Year Ended Year Ended Year Ended Year Ended
                            Dec. 31/06  Dec. 31/05 Dec. 31/04 Dec. 31/03 Dec. 31/02
                            ----------  ---------- ---------- ---------- ----------
Units, beginning of period     497,551    450,865    387,204    239,658    189,985
Units issued                   203,449    187,023    144,053    218,923    194,530
Units redeemed                (106,168)  (140,337)   (80,392)   (71,377)  (144,857)
                            ----------  ---------  ---------  ---------  ---------
Units, end of period           594,832    497,551    450,865    387,204    239,658
                            ==========  =========  =========  =========  =========
Unit value, end of period $      21.39      19.49      17.40      15.02      11.17
Assets, end of period $     12,722,488  9,699,379  7,846,188  5,817,582  2,675,839
Investment income ratio*          0.60%      0.47%      0.37%      0.00%      0.52%
Total return**                    9.72%     12.02%     15.83%     34.56%    (15.16)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                           Sub-Account
                                  -----------------------------
                                   Mid Cap Stock Trust Series 0
                                  -----------------------------
                                    Year Ended      Year Ended
                                    Dec. 31/06    Dec. 31/05 xxx
                                  --------------  --------------
Units, beginning of period                    15         --
Units issued                              30,456         16
Units redeemed                            (2,513)        (1)
                                  --------------      -----
Units, end of period                      27,958         15
                                  ==============      =====
Unit value, end of period $                39.87      35.07
Assets, end of period $                1,114,529        531
Investment income ratio*                    0.00%      0.00%
Total return, lowest to highest** 7.52% to 13.66%     11.28%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                   Sub-Account
                            -------------------------------------------------------
                                          Mid Cap Stock Trust Series 1
                            -------------------------------------------------------
                            Year Ended  Year Ended  Year Ended Year Ended Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04 Dec. 31/03 Dec. 31/02
                            ----------  ----------  ---------- ---------- ----------
Units, beginning of period   1,344,785     690,470    540,411    325,090    330,092
Units issued                   142,422   1,039,391    227,147    452,345    149,531
Units redeemed                (317,501)   (385,076)   (77,088)  (237,024)  (154,533)
                            ----------  ----------  ---------  ---------  ---------
Units, end of period         1,169,706   1,344,785    690,470    540,411    325,090
                            ==========  ==========  =========  =========  =========
Unit value, end of period $      18.38       16.19      14.13      11.87       8.34
Assets, end of period $     21,500,613  21,770,196  9,756,344  6,414,678  2,711,254
Investment income ratio*          0.00%       0.00%      0.00%      0.00%      0.00%
Total return**                   13.55%      14.57%     19.04%     42.33%    (22.56)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                            Sub-Account
                                  ------------------------------
                                   Mid Cap Value Trust Series 0
                                  ------------------------------
                                     Year Ended      Year Ended
                                     Dec. 31/06    Dec. 31/05 xxx
                                  ---------------  --------------
Units, beginning of period                    333         --
Units issued                               58,311        357
Units redeemed                            (11,051)       (24)
                                  ---------------      -----
Units, end of period                       47,593        333
                                  ===============      =====
Unit value, end of period $                 12.67      11.28
Assets, end of period $                   602,966      3,757
Investment income ratio*                     0.13%      0.00%
Total return, lowest to highest** 10.59% to 12.30%      2.50%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                   Sub-Account
                            --------------------------------------------------------
                                           Mid Cap Value Trust Series 1
                            --------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03 Dec. 31/02
                            ----------  ----------  ----------  ---------- ----------
Units, beginning of period   1,109,434     907,760     668,954    545,462    130,318
Units issued                    97,312     448,868     613,525    261,583    431,980
Units redeemed                (122,214)   (247,194)   (374,719)  (138,091)   (16,836)
                            ----------  ----------  ----------  ---------  ---------
Units, end of period         1,084,532   1,109,434     907,760    668,954    545,462
                            ==========  ==========  ==========  =========  =========
Unit value, end of period $      22.26       19.83       18.36      14.75      11.77
Assets, end of period $     24,141,454  21,996,856  16,664,733  9,867,204  6,418,204
Investment income ratio*          0.68%       0.42%       0.53%      0.38%      0.00%
Total return**                   12.27%       8.00%      24.46%     25.36%    (10.11)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                            Sub-Account
                                  ------------------------------
                                     Mid Value Trust Series 0
                                  ------------------------------
                                     Year Ended      Year Ended
                                     Dec. 31/06    Dec. 31/05 xxx
                                  ---------------  --------------
Units, beginning of period                      3         --
Units issued                                5,013          4
Units redeemed                               (886)        (1)
                                  ---------------      -----
Units, end of period                        4,130          3
                                  ===============      =====
Unit value, end of period $                 21.60      17.95
Assets, end of period $                    89,207         48
Investment income ratio*                     0.15%      0.00%
Total return, lowest to highest** 14.99% to 20.34%      3.89%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                           Sub-Account
                                  ----------------------------
                                  Money Market Trust B Series 0
                                  ----------------------------
                                    Year Ended     Year Ended
                                    Dec. 31/06   Dec. 31/05 xxx
                                  -------------  --------------
Units, beginning of period              105,299           --
Units issued                          3,022,032      194,282
Units redeemed                       (2,209,455)     (88,983)
                                  -------------    ---------
Units, end of period                    917,876      105,299
                                  =============    =========
Unit value, end of period $               16.12        15.40
Assets, end of period $              14,799,912    1,621,499
Investment income ratio*                   4.51%        1.39%
Total return, lowest to highest** 3.05% to 4.70%        1.32%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                     Sub-Account
                            ------------------------------------------------------------
                                             Money Market Trust Series 1
                            ------------------------------------------------------------
                            Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04   Dec. 31/03   Dec. 31/02
                            ----------  ----------  ----------  -----------  -----------
Units, beginning of period   3,667,916   3,643,720   4,368,151    4,876,540    3,996,981
Units issued                 2,080,974   2,481,631   2,071,959   15,281,567   12,150,943
Units redeemed              (2,216,363) (2,457,435) (2,796,390) (15,789,956) (11,271,384)
                            ----------  ----------  ----------  -----------  -----------
Units, end of period         3,532,527   3,667,916   3,643,720    4,368,151    4,876,540
                            ==========  ==========  ==========  ===========  ===========
Unit value, end of period $      23.11       22.13       21.55        21.38        21.25
Assets, end of period $     81,624,374  81,149,775  78,523,906   93,383,242  103,649,118
Investment income ratio*          4.35%       2.63%       0.81%        0.59%        1.18%
Total return**                    4.45%       2.66%       0.81%        0.59%        1.18%

                                           Sub-Account
                                  -------------------------------
                                  Natural Resources Trust Series 0
                                  -------------------------------
                                    Year Ended       Year Ended
                                    Dec. 31/06     Dec. 31/05 xxx
                                  --------------   --------------
Units, beginning of period                    53          --
Units issued                              63,441          63
Units redeemed                           (13,705)        (10)
                                  --------------       -----
Units, end of period                      49,789          53
                                  ==============       =====
Unit value, end of period $                16.92       13.83
Assets, end of period $                  842,321         730
Investment income ratio*                    0.21%       0.00%
Total return, lowest to highest** 6.27% to 22.32%      12.18%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                              Sub-Account
                            ----------------------------------------------
                                   Natural Resources Trust Series 1
                            ----------------------------------------------
                            Year Ended  Year Ended Year Ended Period Ended
                            Dec. 31/06  Dec. 31/05 Dec. 31/04 Dec. 31/03 ^^
                            ----------  ---------- ---------- -------------
Units, beginning of period     273,647    151,374     62,937           --
Units issued                   148,608    225,518    200,834       63,737
Units redeemed                (139,092)  (103,245)  (112,397)        (800)
                            ----------  ---------  ---------    ---------
Units, end of period           283,163    273,647    151,374       62,937
                            ==========  =========  =========    =========
Unit value, end of period $      40.16      32.84      22.38        18.00
Assets, end of period $     11,373,376  8,987,378  3,387,254    1,132,857
Investment income ratio*          0.51%      0.00%      0.11%        0.00%
Total return**                   22.29%     46.78%     24.31%       44.00%
--------
^^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                            Sub-Account
                                  ------------------------------
                                  Overseas Equity Trust Series 0
                                  ------------------------------
                                     Year Ended      Year Ended
                                     Dec. 31/06    Dec. 31/05 xxx
                                  ---------------  --------------
Units, beginning of period                      2         --
Units issued                               18,684          2
Units redeemed                             (5,405)        --
                                  ---------------      -----
Units, end of period                       13,281          2
                                  ===============      =====
Unit value, end of period $                 19.04      15.90
Assets, end of period $                   252,920         27
Investment income ratio*                     0.01%      0.00%
Total return, lowest to highest** 11.40% to 19.76%     12.39%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                           Sub-Account
                                  -----------------------------
                                    Pacific Rim Trust Series 0
                                  -----------------------------
                                    Year Ended      Year Ended
                                    Dec. 31/06    Dec. 31/05 xxx
                                  --------------  --------------
Units, beginning of period                    47         --
Units issued                              52,089         49
Units redeemed                            (7,634)        (2)
                                  --------------      -----
Units, end of period                      44,502         47
                                  ==============      =====
Unit value, end of period $                14.10      12.68
Assets, end of period $                  627,530        600
Investment income ratio*                    0.27%      0.00%
Total return, lowest to highest** 2.51% to 11.22%     17.05%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                   Sub-Account
                            --------------------------------------------------------
                                            Pacific Rim Trust Series 1
                            --------------------------------------------------------
                            Year Ended  Year Ended  Year Ended Year Ended  Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04 Dec. 31/03  Dec. 31/02
                            ----------  ----------  ---------- ----------  ----------
Units, beginning of period     995,501     929,262    885,530     959,821  1,041,091
Units issued                   351,692     386,497    503,540   2,687,834    858,327
Units redeemed                (454,047)   (320,258)  (459,808) (2,762,125)  (939,597)
                            ----------  ----------  ---------  ----------  ---------
Units, end of period           893,146     995,501    929,262     885,530    959,821
                            ==========  ==========  =========  ==========  =========
Unit value, end of period $      14.67       13.21      10.50        8.98       6.38
Assets, end of period $     13,097,299  13,146,240  9,758,540   7,954,829  6,127,376
Investment income ratio*          0.94%       0.86%      0.45%       0.15%      0.13%
Total return**                   11.05%      25.75%     16.90%      40.72%    (12.53)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                           Sub-Account
                                  ----------------------------------
                                  Quantitative All Cap Trust Series 0
                                  ----------------------------------
                                    Year Ended         Year Ended
                                    Dec. 31/06       Dec. 31/05 xxx
                                   --------------    --------------
Units, beginning of period                     1            --
Units issued                               1,766             1
Units redeemed                               (87)
                                   --------------        -----
Units, end of period                       1,680             1
                                   ==============        =====
Unit value, end of period $                13.22         11.47
Assets, end of period $                   22,221            14
Investment income ratio*                    2.19%         0.00%
Total return, lowest to highest** 9.88% to 15.24%         4.91%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                             Sub-Account
                            ---------------------------------------------
                                 Quantitative All Cap Trust Series 1
                            ---------------------------------------------
                            Year Ended Year Ended Year Ended Period Ended
                            Dec. 31/06 Dec. 31/05 Dec. 31/04 Dec. 31/03 ^^
                            ---------- ---------- ---------- -------------
Units, beginning of period    21,687     11,146      2,831          --
Units issued                  18,378     15,697     19,166       2,861
Units redeemed               (12,269)    (5,156)   (10,851)        (30)
                             -------    -------    -------      ------
Units, end of period          27,796     21,687     11,146       2,831
                             =======    =======    =======      ======
Unit value, end of period $    22.36      19.42      17.88       15.56
Assets, end of period $      621,515    421,060    199,302      44,046
Investment income ratio*        1.03%      0.96%      0.90%       0.35%
Total return**                 15.17%      8.58%     14.91%      24.49%
--------
^^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                            Sub-Account
                                  ----------------------------------
                                  Quantitative Mid Cap Trust Series 0
                                  ----------------------------------
                                     Year Ended        Year Ended
                                     Dec. 31/06      Dec. 31/05 xxx
                                   ---------------   --------------
Units, beginning of period                    537           --
Units issued                               16,374          673
Units redeemed                            (5,010)        (136)
                                   ---------------       -----
Units, end of period                       11,901          537
                                   ===============       =====
Unit value, end of period $                 12.17        11.69
Assets, end of period $                   144,781        6,276
Investment income ratio*                     0.00%        0.00%
Total return, lowest to highest** (1.15)% to 4.10%        5.53%

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                 Sub-Account
                            ----------------------------------------------------
                                     Quantitative Mid Cap Trust Series 1
                            ----------------------------------------------------
                            Year Ended Year Ended Year Ended Year Ended Year Ended
                            Dec. 31/06 Dec. 31/05 Dec. 31/04 Dec. 31/03 Dec. 31/02
                            ---------- ---------- ---------- ---------- ----------
Units, beginning of period     96,745     88,903     60,518    52,149     22,937
Units issued                   74,509     44,603     47,955    25,283     34,935
Units redeemed                (27,426)   (36,761)   (19,570)  (16,914)    (5,723)
                            ---------  ---------  ---------   -------    -------
Units, end of period          143,828     96,745     88,903    60,518     52,149
                            =========  =========  =========   =======    =======
Unit value, end of period $     15.28      14.68      12.92     10.93       7.89
Assets, end of period $     2,197,838  1,420,217  1,148,626   661,466    411,458
Investment income ratio*         0.00%      0.00%      0.00%     0.00%      0.00%
Total return**                   4.09%     13.62%     18.21%    38.53%    (22.65)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                             Sub-Account
                                  ---------------------------------
                                  Quantitative Value Trust Series 0
                                  ---------------------------------
                                             Year Ended
                                            Dec. 31/06 #
                                  ---------------------------------
Units, beginning of period                              --
Units issued                                         2,882
Units redeemed                                         (35)
                                           ---------------
Units, end of period                                 2,847
                                           ===============
Unit value, end of period $                          13.61
Assets, end of period $                             38,732
Investment income ratio*                              0.00%
Total return, lowest to highest**          16.59% to 21.36%
--------
#   Fund available in prior year but no activity.

                                                        Sub-Account
                                              -------------------------------
                                              Quantitative Value Trust Series 1
                                              -------------------------------
                                              Year Ended  Year Ended Ended Dec.
                                              Dec. 31/06  Dec. 31/05 31/04 ###
                                              ----------  ---------- ----------
Units, beginning of period                      36,352       1,058         --
Units issued                                    22,747      36,662      2,082
Units redeemed                                 (28,743)     (1,368)    (1,024)
                                               -------     -------     ------
Units, end of period                            30,356      36,352      1,058
                                               =======     =======     ======
Unit value, end of period $                      19.41       16.02      14.67
Assets, end of period $                        589,162     582,273     15,522
Investment income ratio*                          0.97%       0.07%      0.00%
Total return**                                   21.16%       9.19%     17.36%
--------
### Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                            Sub-Account
                                  ------------------------------------
                                  Real Estate Securities Trust Series 0
                                  ------------------------------------
                                     Year Ended         Year Ended
                                     Dec. 31/06       Dec. 31/05 xxx
                                   ---------------    --------------
Units, beginning of period                    506             --
Units issued                               17,143            507
Units redeemed                             (1,817)            (1)
                                   ---------------        ------
Units, end of period                       15,832            506
                                   ===============        ======
Unit value, end of period $                 95.27          68.95
Assets, end of period $                 1,508,246         34,872
Investment income ratio*                     0.62%          0.00%
Total return, lowest to highest** 30.03% to 38.17%          4.37%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                    Sub-Account
                            ----------------------------------------------------------
                                       Real Estate Securities Trust Series 1
                            ----------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02
                            ----------  ----------  ----------  ----------  ----------
Units, beginning of period     547,618     612,965     625,133     629,691     603,342
Units issued                    83,833      79,384      62,910      63,441     113,707
Units redeemed                (142,812)   (144,731)    (75,078)    (67,999)    (87,358)
                            ----------  ----------  ----------  ----------  ----------
Units, end of period           488,639     547,618     612,965     625,133     629,691
                            ==========  ==========  ==========  ==========  ==========
Unit value, end of period $     114.37       82.82       74.04       56.08       40.30
Assets, end of period $     55,885,697  45,351,144  45,385,043  35,054,800  25,376,534
Investment income ratio*          1.80%       2.01%       2.39%       2.67%       3.24%
Total return**                   38.10%      11.85%      32.04%      39.15%       2.58%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                            Sub-Account
                                  ------------------------------
                                  Real Return Bond Trust Series 0
                                  ------------------------------
                                     Year Ended      Year Ended
                                     Dec. 31/06    Dec. 31/05 xxx
                                  ---------------  --------------
Units, beginning of period                    127         --
Units issued                               13,691        141
Units redeemed                              (791)       (14)
                                  ---------------      -----
Units, end of period                       13,027        127
                                  ===============      =====
Unit value, end of period $                 10.01       9.96
Assets, end of period $                   130,354      1,269
Investment income ratio*                     0.18%      0.00%
Total return, lowest to highest** (0.09%) to 1.65%      0.45%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                             Sub-Account
                            ---------------------------------------------
                                   Real Return Bond Trust Series 1
                            ---------------------------------------------
                            Year Ended Year Ended Year Ended Period Ended
                            Dec. 31/06 Dec. 31/05 Dec. 31/04 Dec. 31/03 ^^
                            ---------- ---------- ---------- -------------
Units, beginning of period    175,430    120,093    101,029           --
Units issued                   72,149     73,152    131,176      105,327
Units redeemed                (46,854)   (17,815)  (112,112)      (4,298)
                            ---------  ---------  ---------    ---------
Units, end of period          200,725    175,430    120,093      101,029
                            =========  =========  =========    =========
Unit value, end of period $     14.56      14.50      14.30        13.11
Assets, end of period $     2,922,527  2,544,365  1,717,117    1,324,485
Investment income ratio*         2.37%      0.00%      0.50%        0.00%
Total return**                   0.39%      1.43%      9.07%        4.88%
--------
^^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                           Sub-Account
                                  ----------------------------------
                                  Science & Technology Trust Series 0
                                  ----------------------------------
                                    Year Ended        Year Ended
                                    Dec. 31/06      Dec. 31/05 xxx
                                   -------------    --------------
Units, beginning of period                   --            --
Units issued                             60,218             1
Units redeemed                           (8,333)           (1)
                                   -------------        -----
Units, end of period                     51,885            --
                                   =============        =====
Unit value, end of period $               11.90         11.27
Assets, end of period $                 617,666             5
Investment income ratio*                   0.00%         0.00%
Total return, lowest to highest** 3.75% to 8.36%         1.82%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                    Sub-Account
                            ----------------------------------------------------------
                                        Science & Technology Trust Series 1
                            ----------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02
                            ----------  ----------  ----------  ----------  ----------
Units, beginning of period   1,391,437   1,531,628   1,574,239   1,372,512   1,388,634
Units issued                    95,725     326,354     242,241   1,070,042     800,355
Units redeemed                (281,810)   (466,545)   (284,852)   (868,315)   (816,477)
                            ----------  ----------  ----------  ----------  ----------
Units, end of period         1,205,352   1,391,437   1,531,628   1,574,239   1,372,512
                            ==========  ==========  ==========  ==========  ==========
Unit value, end of period $      15.08       14.29       14.00       13.88        9.23
Assets, end of period $     18,175,973  19,883,950  21,441,064  21,846,463  12,664,658
Investment income ratio*          0.00%       0.00%       0.00%       0.00%       0.00%
Total return**                    5.53%       2.08%       2.40%      50.40%     (40.76)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                           Sub-Account
                                  ------------------------------
                                  Short-Term Bond Trust Series 0
                                  ------------------------------
                                            Year Ended
                                           Dec. 31/06 #
                                  ------------------------------
Units, beginning of period                            --
Units issued                                       2,669
Units redeemed                                      (830)
                                          --------------
Units, end of period                               1,839
                                          ==============
Unit value, end of period $               18.45 to 18.45
Assets, end of period $                           33,927
Investment income ratio*                            1.92%
Total return, lowest to highest**          3.60% to 4.55%
--------
#   Fund available in prior year but no activity.

                                         Sub-Account
                                  ------------------------------
                                  Small Cap Growth Trust Series 0
                                  ------------------------------
                                                       Year
                                                       Ended
                                  Year Ended Dec.      Dec.
                                       31/06         31/05 xxx
                                  ---------------    ---------
Units, beginning of period                     2          --
Units issued                               4,651           3
Units redeemed                            (2,494)         (1)
                                  --------------       -----
Units, end of period                       2,159           2
                                  ==============       =====
Unit value, end of period $                17.19       15.15
Assets, end of period $                   37,098          29
Investment income ratio*                    0.00%       0.00%
Total return, lowest to highest** 4.81% to 13.47%      12.27%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                           Sub-Account
                                  -----------------------------
                                  Small Cap Index Trust Series 0
                                  -----------------------------
                                    Year Ended      Year Ended
                                    Dec. 31/06    Dec. 31/05 xxx
                                  --------------  --------------
Units, beginning of period                   691         --
Units issued                              53,950        704
Units redeemed                            (7,610)       (13)
                                  --------------      -----
Units, end of period                      47,031        691
                                  ==============      =====
Unit value, end of period $                15.48      13.16
Assets, end of period $                  728,104      9,096
Investment income ratio*                    0.06%      0.00%
Total return, lowest to highest** 8.80% to 17.64%      3.33%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                  Sub-Account
                            -----------------------------------------------------
                                        Small Cap Index Trust Series 1
                            -----------------------------------------------------
                            Year Ended Year Ended Year Ended Year Ended Year Ended
                            Dec. 31/06 Dec. 31/05 Dec. 31/04 Dec. 31/03 Dec. 31/02
                            ---------- ---------- ---------- ---------- ----------
Units, beginning of period    482,672    477,338    325,861    264,595    202,574
Units issued                   71,939    130,103    248,720    233,983    220,310
Units redeemed                (51,205)  (124,769)   (97,243)  (172,717)  (158,289)
                            ---------  ---------  ---------  ---------  ---------
Units, end of period          503,406    482,672    477,338    325,861    264,595
                            =========  =========  =========  =========  =========
Unit value, end of period $     19.50      16.58      15.96      13.60       9.33
Assets, end of period $     9,814,002  8,000,791  7,616,093  4,431,369  2,468,125
Investment income ratio*         0.48%      0.52%      0.30%      0.00%      0.93%
Total return**                  17.62%      3.89%     17.33%     45.79%    (21.47)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                  Sub-Account
                                         -------------------------------------
                                         Small Cap Opportunities Trust Series 0
                                         -------------------------------------
                                           Year Ended          Year Ended
                                           Dec. 31/06        Dec. 31/05 xxx
                                           --------------    --------------
Units, beginning of period                           17             --
Units issued                                     26,666             22
Units redeemed                                   (3,007)            (5)
                                           --------------        -----
Units, end of period                             23,676             17
                                           ==============        =====
Unit value, end of period $                       12.85          11.63
Assets, end of period $                         304,246            203
Investment income ratio*                           0.39%          0.00%
Total return, lowest to highest**        4.03% to 10.47%          3.46%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                  Sub-Account
                                ----------------------------------------------
                                    Small Cap Opportunities Trust Series 1
                                ----------------------------------------------
                                Year Ended  Year Ended Year Ended Period Ended
                                Dec. 31/06  Dec. 31/05 Dec. 31/04 Dec. 31/03 ^^
                                ----------  ---------- ---------- -------------
Units, beginning of period         408,563    175,331     16,308          --
Units issued                        49,530    430,156    426,510      21,289
Units redeemed                     (69,076)  (196,924)  (267,487)     (4,981)
                                ----------  ---------  ---------     -------
Units, end of period               389,017    408,563    175,331      16,308
                                ==========  =========  =========     =======
Unit value, end of period $          26.20      23.72      22.01       17.50
Assets, end of period $         10,192,903  9,691,801  3,859,270     285,388
Investment income ratio*              0.70%      0.00%      0.13%       0.00%
Total return**                       10.45%      7.77%     25.78%      40.00%
--------
^^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                              Sub-Account
                                    ------------------------------
                                       Small Cap Trust Series 0
                                    ------------------------------
                                       Year Ended      Year Ended
                                       Dec. 31/06    Dec. 31/05 xxx
                                    ---------------  --------------
Units, beginning of period                       29         --
Units issued                                  7,410         29
Units redeemed                                (865)         --
                                    ---------------      -----
Units, end of period                          6,574         29
                                    ===============      =====
Unit value, end of period $                   12.32      11.45
Assets, end of period $                      80,990        326
Investment income ratio*                       0.00%      0.00%
Total return, lowest to highest**   (0.12%) to 7.62%      4.22%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                              Sub-Account
                                       ------------------------
                                       Small Cap Trust Series 1
                                       ------------------------
                                       Year Ended   Year Ended
                                       Dec. 31/06 Dec. 31/05 xxx
                                       ---------- --------------
Units, beginning of period                61,597           --
Units issued                              70,295      182,475
Units redeemed                           (57,763)    (120,878)
                                       ---------     --------
Units, end of period                      74,129       61,597
                                       =========     ========
Unit value, end of period $                15.38        14.30
Assets, end of period $                1,140,105      880,841
Investment income ratio*                    0.00%        0.00%
Total return**                              7.55%       14.40%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                              Sub-Account
                                    ------------------------------
                                    Small Cap Value Trust Series 0
                                    ------------------------------
                                       Year Ended      Year Ended
                                       Dec. 31/06    Dec. 31/05 xxx
                                    ---------------  --------------
Units, beginning of period                    1,157          --
Units issued                                 11,085       1,157
Units redeemed                               (1,548)         --
                                    ---------------      ------
Units, end of period                         10,694       1,157
                                    ===============      ======
Unit value, end of period $                   35.44       29.70
Assets, end of period $                     378,961      34,364
Investment income ratio*                       0.06%       0.00%
Total return, lowest to highest**   13.65% to 19.32%       2.55%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                           Sub-Account
                                    ---------------------------
                                    Small Company Trust Series 0
                                    ---------------------------
                                    Year Ended     Year Ended
                                    Dec. 31/06   Dec. 31/05 xxx
                                    ----------   --------------
Units, beginning of period               40             --
Units issued                            214             51
Units redeemed                          (91)           (11)
                                      -----          -----
Units, end of period                    163             40
                                      =====          =====
Unit value, end of period $           11.76          11.13
Assets, end of period $               1,911            446
Investment income ratio*               0.00%          0.00%
Total return**                         5.66%          1.61%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                     Sub-Account
                                         -----------------------------------
                                             Small Company Trust Series 1
                                         -----------------------------------
                                         Year Ended Year Ended  Period Ended
                                         Dec. 31/06 Dec. 31/05 Dec. 31/04 ###
                                         ---------- ---------- --------------
Units, beginning of period                  33,689     4,484            --
Units issued                               188,007    30,727       149,721
Units redeemed                             (92,265)   (1,522)     (145,237)
                                         ---------   -------      --------
Units, end of period                       129,431    33,689         4,484
                                         =========   =======      ========
Unit value, end of period $                  17.09     16.18         15.22
Assets, end of period $                  2,211,694   545,155        68,244
Investment income ratio*                      0.00%     0.00%         0.00%
Total return**                                5.60%     6.32%        21.76%
--------
### Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                           Sub-Account
                                  ---------------------------------
                                  Small Company Value Trust Series 0
                                  ---------------------------------
                                    Year Ended        Year Ended
                                    Dec. 31/06      Dec. 31/05 xxx
                                   --------------   --------------
Units, beginning of period                   187           --
Units issued                             114,103          194
Units redeemed                           (10,645)          (7)
                                   --------------       -----
Units, end of period                     103,645          187
                                   ==============       =====
Unit value, end of period $                13.41        11.61
Assets, end of period $                1,389,495        2,176
Investment income ratio*                    0.02%        0.00%
Total return, lowest to highest** 5.55% to 15.50%        5.47%
--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                    Sub-Account
                            ---------------------------------------------------------
                                        Small Company Value Trust Series 1
                            ---------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02
                            ----------  ----------  ----------  ----------  ----------
Units, beginning of period   1,245,748   1,260,713   1,150,161   1,002,491    565,676
Units issued                   154,295     187,060     308,204     453,829    599,988
Units redeemed                (187,072)   (202,025)   (197,652)   (306,159)  (163,173)
                            ----------  ----------  ----------  ----------  ---------
Units, end of period         1,212,971   1,245,748   1,260,713   1,150,161  1,002,491
                            ==========  ==========  ==========  ==========  =========
Unit value, end of period $      20.22       17.52       16.36       13.07       9.78
Assets, end of period $     24,522,007  21,820,203  20,631,270  15,034,590  9,803,823
Investment income ratio*          0.06%       0.26%       0.16%       0.39%      0.27%
Total return**                   15.42%       7.04%      25.19%      33.67%     (5.93)%

                                          Sub-Account
                                  ----------------------------
                                  Special Value Trust Series 0
                                  ----------------------------
                                           Year Ended
                                          Dec. 31/06 #
                                  ----------------------------
Units, beginning of period                           --
Units issued                                      2,929
Units redeemed                                     (184)
                                         --------------
Units, end of period                              2,745
                                         ==============
Unit value, end of period $                       12.44
Assets, end of period $                          34,136
Investment income ratio*                           0.00%
Total return, lowest to highest**        5.51% to 10.88%
--------
#   Fund available in prior year but no activity.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                             Sub-Account
                            ---------------------------------------------
                                     Special Value Trust Series 1
                            ---------------------------------------------
                            Year Ended Year Ended Year Ended Period Ended
                            Dec. 31/06 Dec. 31/05 Dec. 31/04 Dec. 31/03 ^^
                            ---------- ---------- ---------- -------------
Units, beginning of period    67,855      63,126     42,051          --
Units issued                   8,248      15,342     24,527      44,876
Units redeemed               (54,132)    (10,613)    (3,452)     (2,825)
                             -------   ---------  ---------     -------
Units, end of period          21,971      67,855     63,126      42,051
                             =======   =========  =========     =======
Unit value, end of period $    22.25       20.08      19.01       15.82
Assets, end of period $      488,880   1,362,368  1,200,169     665,250
Investment income ratio*        0.02%       0.00%      0.00%       0.00%
Total return**                 10.84%       5.61%     20.18%      26.56%
--------
^^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                           Sub-Account
                                  -----------------------------
                                  Strategic Bond Trust Series 0
                                  -----------------------------
                                           Year Ended
                                          Dec. 31/06 #
                                          ------------
Units, beginning of period                           --
Units issued                                      9,607
Units redeemed                                     (826)
                                          -------------
Units, end of period                              8,781
                                          =============
Unit value, end of period $                       10.99
Assets, end of period $                          96,498
Investment income ratio*                           1.21%
Total return, lowest to highest**         6.69% to 7.25%
--------
#   Fund available in prior year but no activity.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                   Sub-Account
                            --------------------------------------------------------
                                          Strategic Bond Trust Series 1
                            --------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03 Dec. 31/02
                            ----------  ----------  ----------  ---------- ----------
Units, beginning of period     475,070     472,670     454,870    391,405    366,019
Units issued                    87,186      51,793      88,124    181,832    120,547
Units redeemed                 (55,524)    (49,393)    (70,324)  (118,367)   (95,161)
                            ----------  ----------  ----------  ---------  ---------
Units, end of period           506,732     475,070     472,670    454,870    391,405
                            ==========  ==========  ==========  =========  =========
Unit value, end of period $      23.26       21.73       21.16      19.84      17.54
Assets, end of period $     11,787,711  10,322,942  10,001,024  9,023,050  6,863,987
Investment income ratio*          6.50%       2.75%       3.75%      4.76%      6.76%
Total return**                    7.06%       2.70%       6.67%     13.11%      8.96%

                                           Sub-Account
                                  ------------------------------
                                  Strategic Income Trust Series 0
                                  ------------------------------
                                    Year Ended      Year Ended
                                    Dec. 31/06    Dec. 31/05 xxx
                                  -------------   --------------
Units, beginning of period                  515          --
Units issued                             11,672         515
Units redeemed                           (4,989)         --
                                  -------------       -----
Units, end of period                      7,198         515
                                  =============       =====
Unit value, end of period $               10.70       10.28
Assets, end of period $                  77,024       5,292
Investment income ratio*                   6.15%      69.96%
Total return, lowest to highest** 2.73% to 4.08%       1.23%

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                        Sub-Account
                            -----------------------------------
                              Strategic Income Trust Series 1
                            -----------------------------------
                            Year Ended Year Ended  Period Ended
                            Dec. 31/06 Dec. 31/05 Dec. 31/04 ###
                            ---------- ---------- --------------
Units, beginning of period    18,409      3,766           --
Units issued                  39,532     15,773        4,389
Units redeemed                (3,734)    (1,130)        (623)
                             -------    -------       ------
Units, end of period          54,207     18,409        3,766
                             =======    =======       ======
Unit value, end of period $    14.48      13.93        13.62
Assets, end of period $      784,930    256,383       51,273
Investment income ratio*        4.57%      6.20%        3.65%
Total return**                  3.97%      2.28%        8.93%

--------
### Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                           Sub-Account
                                  -------------------------------------
                                  Strategic Opportunities Trust Series 0
                                  -------------------------------------
                                    Year Ended          Year Ended
                                    Dec. 31/06        Dec. 31/05 xxx
                                    --------------    --------------
Units, beginning of period                     4             --
Units issued                              31,585              5
Units redeemed                            (2,709)            (1)
                                    --------------        -----
Units, end of period                      28,880              4
                                    ==============        =====
Unit value, end of period $                13.40          11.94
Assets, end of period $                  387,026             50
Investment income ratio*                    0.00%          0.00%
Total return, lowest to highest** 7.14% to 12.25%          7.27%

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                    Sub-Account
                            ----------------------------------------------------------
                                       Strategic Opportunities Trust Series 1
                            ----------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02
                            ----------  ----------  ----------  ----------  ----------
Units, beginning of period   1,678,316   1,853,876   2,066,438   2,124,457   2,079,350
Units issued                    49,925      68,412     130,505     207,014     304,431
Units redeemed                (264,449)   (243,972)   (343,067)   (265,033)   (259,324)
                            ----------  ----------  ----------  ----------  ----------
Units, end of period         1,463,792   1,678,316   1,853,876   2,066,438   2,124,457
                            ==========  ==========  ==========  ==========  ==========
Unit value, end of period $      16.01       14.28       13.01       11.59        9.21
Assets, end of period $     23,438,187  23,960,368  24,121,175  23,938,705  19,557,281
Investment income ratio*          0.01%       0.43%       0.09%       0.00%       0.00%
Total return**                   12.15%       9.72%      12.31%      25.85%     (38.77%)

                                           Sub-Account
                                  ------------------------------
                                  Strategic Value Trust Series 0
                                  ------------------------------
                                            Year Ended
                                          Dec. 31/06 # m
                                  ------------------------------
Units, beginning of period                            --
Units issued                                       1,238
Units redeemed                                    (1,238)
                                          --------------
Units, end of period                                  --
                                          ==============
Unit value, end of period $                        11.74
Assets, end of period $                               --
Investment income ratio*                            4.49%
Total return, lowest to highest**         9.16% to 11.71%

--------
# m Terminated as an investment option and funds transferred to Large Cap Value
    Trust on Dec. 4, 2006. Fund available in prior year but no activity.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                    Sub-Account
                            ---------------------------------------------------------
                                          Strategic Value Trust Series 1
                            ---------------------------------------------------------
                              Year Ended   Year Ended  Year Ended Year Ended Year Ended
                            Dec. 31/06 (m) Dec. 31/05  Dec. 31/04 Dec. 31/03 Dec. 31/02
                            -------------- ----------  ---------- ---------- ----------
Units, beginning of period      132,949      121,047      85,555    64,422     33,938
Units issued                     23,351       30,049     243,733    29,509     33,649
Units redeemed                 (156,300)     (18,147)   (208,241)   (8,376)    (3,165)
                               --------    ---------   ---------   -------    -------
Units, end of period                 --      132,949     121,047    85,555     64,422
                               ========    =========   =========   =======    =======
Unit value, end of period $       13.17        11.80       11.84     10.03       7.79
Assets, end of period $              --    1,568,879   1,432,678   858,268    501,850
Investment income ratio*           2.92%        0.73%       0.66%     0.02%      0.00%
Total return**                    11.62%       (0.30)%     17.98%    28.77%    (27.20%)

--------
(m) Terminated as an investment option and funds transferred to Large Cap Value Trust on December 4, 2006.

                                           Sub-Account
                                  ---------------------------
                                   Total Return Trust Series 0
                                  ---------------------------
                                    Year Ended     Year Ended
                                    Dec. 31/06   Dec. 31/05 xxx
                                  -------------  --------------
Units, beginning of period                  207         --
Units issued                            127,574        225
Units redeemed                          (15,033)       (18)
                                  -------------      -----
Units, end of period                    112,748        207
                                  =============      =====
Unit value, end of period $               11.39      10.99
Assets, end of period $               1,284,476      2,274
Investment income ratio*                   0.34%      0.00%
Total return, lowest to highest** 3.67% to 4.15%     (0.07%)

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                    Sub-Account
                            ----------------------------------------------------------
                                            Total Return Trust Series 1
                            ----------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02
                            ----------  ----------  ----------  ----------  ----------
Units, beginning of period   1,115,248   1,021,035   1,051,424     804,407     486,338
Units issued                   159,856     158,392     163,844     401,469     462,281
Units redeemed                (104,524)    (64,179)   (194,233)   (154,452)   (144,212)
                            ----------  ----------  ----------  ----------  ----------
Units, end of period         1,170,580   1,115,248   1,021,035   1,051,424     804,407
                            ==========  ==========  ==========  ==========  ==========
Unit value, end of period $      19.04       18.37       17.93       17.08       16.27
Assets, end of period $     22,283,837  20,493,352  18,308,958  17,963,495  13,086,755
Investment income ratio*          3.34%       2.28%       3.84%       2.61%       2.43%
Total return**                    3.60%       2.48%       4.96%       5.01%       9.52%

                                            Sub-Account
                                  --------------------------------------
                                  Total Stock Market Index Trust Series 0
                                  --------------------------------------
                                     Year Ended          Year Ended
                                     Dec. 31/06        Dec. 31/05 xxx
                                    ---------------    --------------
Units, beginning of period                    151             --
Units issued                               18,251            151
Units redeemed                             (6,586)            --
                                    ---------------        -----
Units, end of period                       11,816            151
                                    ===============        =====
Unit value, end of period $                 46.25          40.10
Assets, end of period $                   546,447          6,036
Investment income ratio*                     0.06%          0.00%
Total return, lowest to highest** 12.21% to 15.33%          3.30%

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                  Sub-Account
                            -----------------------------------------------------
                                    Total Stock Market Index Trust Series 1
                            -----------------------------------------------------
                            Year Ended Year Ended Year Ended Year Ended Year Ended
                            Dec. 31/06 Dec. 31/05 Dec. 31/04 Dec. 31/03 Dec. 31/02
                            ---------- ---------- ---------- ---------- ----------
Units, beginning of period    498,306    503,811    391,161    255,300    227,808
Units issued                   75,161     90,402    192,234    153,399    134,963
Units redeemed                (62,442)   (95,907)   (79,584)   (17,538)  (107,471)
                            ---------  ---------  ---------  ---------  ---------
Units, end of period          511,025    498,306    503,811    391,161    255,300
                            =========  =========  =========  =========  =========
Unit value, end of period $     13.94      12.09      11.44      10.24       7.84
Assets, end of period $     7,122,081  6,023,552  5,762,135  4,003,691  2,001,779
Investment income ratio*         0.93%      1.07%      0.58%      0.00%      0.93%
Total return**                  15.29%      5.70%     11.73%     30.55%    (21.29%)

                                        Sub-Account
                                  ------------------------
                                  Turner Core Growth Trust
                                  ------------------------
                                         Year Ended
                                        Dec. 31/06 #
                                  ------------------------
Units, beginning of period                        --
Units issued                                     653
Units redeemed                                  (147)
Units, end of period                             506
Unit value, end of period $                    26.76
Assets, end of period $                       13,557
Investment income ratio*                        1.67%
Total return, lowest to highest**      3.17% to 8.52%

--------
#   Fund available in prior year but no activity.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                Sub-Account
                                  ---------------------------------------
                                          U.S. Core Trust Series 0
                                  ---------------------------------------
                                         Year Ended           Year Ended
                                  Dec. 31/06 (greater than) Dec. 31/05 xxx
                                  ------------------------- --------------
Units, beginning of period                        585              --
Units issued                                   20,589             608
Units redeemed                                 (3,066)            (23)
                                       --------------           -----
Units, end of period                           18,108             585
                                       ==============           =====
Unit value, end of period $                     11.49           10.52
Assets, end of period $                       208,118           6,151
Investment income ratio*                         1.27%           0.00%
Total return, lowest to highest**      7.97% to 10.74%           1.88%

--------
(greater than)Fund renamed on May 1, 2006. Previously known as Growth & Income
              Trust. xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                     Sub-Account
                            -----------------------------------------------------------
                                              U.S. Core Trust Series 1
                            -----------------------------------------------------------
                             Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
                            Dec. 31/06 ~ Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02
                            ------------ ----------  ----------  ----------  ----------
Units, beginning of period    2,228,980   2,469,930   2,677,391   2,701,501   2,674,526
Units issued                     59,817     117,404     144,437     212,552     284,167
Units redeemed                 (324,438)   (358,354)   (351,898)   (236,662)   (257,192)
                             ----------  ----------  ----------  ----------  ----------
Units, end of period          1,964,359   2,228,980   2,469,930   2,677,391   2,701,501
                             ==========  ==========  ==========  ==========  ==========
Unit value, end of period $       22.03       20.18       19.77       18.52       14.63
Assets, end of period $      43,266,764  44,970,116  48,840,004  49,584,271  39,523,291
Investment income ratio*           1.22%       1.38%       0.86%       0.97%       0.60%
Total return**                     9.18%       2.04%       6.78%      26.59%     (24.33%)

--------
~   Fund renamed on May 1, 2006. Previously known as Growth & Income Trust.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                           Sub-Account
                                  ----------------------------------------
                                  U.S. Global Leaders Growth Trust Series 0
                                  ----------------------------------------
                                    Year Ended           Year Ended
                                    Dec. 31/06         Dec. 31/05 xxx
                                     -------------     --------------
Units, beginning of period                   49               --
Units issued                              4,034               49
Units redeemed                             (188)              --
                                     -------------         -----
Units, end of period                      3,895               49
                                     =============         =====
Unit value, end of period $               11.10            10.90
Assets, end of period $                  43,231              530
Investment income ratio*                   0.00%            1.81%
Total return, lowest to highest** 1.81% to 6.90%            1.93%

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                        Sub-Account
                            ----------------------------------------
                            U.S. Global Leaders Growth Trust Series 1
                            Year Ended   Year Ended    Period Ended
                            Dec. 31/06   Dec. 31/05   Dec. 31/04 ###
                            ----------   ----------   --------------
Units, beginning of period    204,597        9,299            --
Units issued                   31,551      219,589        11,925
Units redeemed                (96,699)     (24,291)       (2,626)
                            ---------    ---------       -------
Units, end of period          139,449      204,597         9,299
                            =========    =========       =======
Unit value, end of period $     13.58        13.34         13.23
Assets, end of period $     1,894,209    2,729,838       123,009
Investment income ratio*         0.00%        0.23%         1.17%
Total return**                   1.81%        0.87%         5.82%

--------
### Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                                 Sub-Account
                                  -----------------------------------------
                                  U.S. Government Securities Trust Series 0
                                  -----------------------------------------
                                                 Year Ended
                                                Dec. 31/06 #
                                  -----------------------------------------
Units, beginning of period                                 --
Units issued                                            5,259
Units redeemed                                         (1,771)
Units, end of period                                    3,488
Unit value, end of period $                             12.24
Assets, end of period $                                42,688
Investment income ratio*                                 0.76%
Total return, lowest to highest**               4.24% to 4.74%

--------
#   Fund available in prior year but no activity.

                                                    Sub-Account
                            ----------------------------------------------------------
                                     U.S. Government Securities Trust Series 1
                            ----------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02
                            ----------  ----------  ----------  ----------  ----------
Units, beginning of period     773,526     941,170   1,240,879   1,299,367     602,920
Units issued                    57,942      56,823     124,017     295,436     831,572
Units redeemed                 (97,796)   (224,467)   (423,726)   (353,924)   (135,125)
                            ----------  ----------  ----------  ----------  ----------
Units, end of period           733,672     773,526     941,170   1,240,879   1,299,367
                            ==========  ==========  ==========  ==========  ==========
Unit value, end of period $      16.94       16.23       15.98       15.53       15.27
Assets, end of period $     12,431,478  12,555,989  15,039,513  19,272,188  19,836,614
Investment income ratio*          4.94%       1.81%       2.10%       3.30%       2.84%
Total return**                    4.39%       1.58%       2.89%       1.73%       7.99%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                           Sub-Account
                                  ----------------------------------
                                  U.S. High Yield Bond Trust Series 0
                                  ----------------------------------
                                    Year Ended        Year Ended
                                    Dec. 31/06      Dec. 31/05 xxx
                                   -------------    --------------
Units, beginning of period                   --            --
Units issued                              4,937            --
Units redeemed                           (1,083)           --
                                   -------------        -----
Units, end of period                      3,854            --
                                   =============        =====
Unit value, end of period $               11.42         10.42
Assets, end of period $                  44,001             3
Investment income ratio*                   0.41%         0.00%
Total return, lowest to highest** 6.52% to 9.60%         1.17%

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                   Sub-Account
                            ----------------------------------
                            U.S. High Yield Bond Trust Series 1
                            ----------------------------------
                            Year Ended        Year Ended
                            Dec. 31/06      Dec. 31/05 xxx
                            ----------      --------------
Units, beginning of period        371              --
Units issued                  316,818             372
Units redeemed               (254,009)             (1)
                             --------           -----
Units, end of period           63,180             371
                             ========           =====
Unit value, end of period $     14.25           13.01
Assets, end of period $       900,741           4,822
Investment income ratio*         0.06%           0.00%
Total return**                   9.57%           4.08%

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                           Sub-Account
                                  -----------------------------
                                  U.S. Large Cap Trust Series 0
                                  -----------------------------
                                    Year Ended      Year Ended
                                    Dec. 31/06    Dec. 31/05 xxx
                                  --------------  --------------
Units, beginning of period                     4         --
Units issued                              25,907          5
Units redeemed                            (5,044)        (1)
                                  --------------      -----
Units, end of period                      20,867          4
                                  ==============      =====
Unit value, end of period $                12.41      11.21
Assets, end of period $                  258,878         44
Investment income ratio*                    0.03%      0.00%
Total return, lowest to highest** 7.68% to 10.68%      3.58%

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                    Sub-Account
                            ----------------------------------------------------------
                                           U.S. Large Cap Trust Series 1
                            ----------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02
                            ----------  ----------  ----------  ----------  ----------
Units, beginning of period   3,446,247   3,711,231   1,199,921   1,128,167     881,525
Units issued                    65,275     111,873   3,153,720     228,970     430,793
Units redeemed                (405,628)   (376,857)   (642,410)   (157,216)   (184,151)
                            ----------  ----------  ----------  ----------  ----------
Units, end of period         3,105,894   3,446,247   3,711,231   1,199,921   1,128,167
                            ==========  ==========  ==========  ==========  ==========
Unit value, end of period $      16.89       15.26       14.43       13.19        9.62
Assets, end of period $     52,467,049  52,609,938  53,540,709  15,824,781  10,855,368
Investment income ratio*          0.57%       0.43%       0.14%       0.40%       0.29%
Total return**                   10.66%       5.81%       9.39%      37.06%     (25.18%)

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                            Sub-Account
                                  ------------------------------
                                     Utilities Trust Series 0
                                  ------------------------------
                                     Year Ended      Year Ended
                                     Dec. 31/06    Dec. 31/05 xxx
                                  ---------------  --------------
Units, beginning of period                     47         --
Units issued                               21,615         49
Units redeemed                             (1,972)        (2)
                                  ---------------      -----
Units, end of period                       19,690         47
                                  ===============      =====
Unit value, end of period $                 15.17      11.57
Assets, end of period $                   298,683        547
Investment income ratio*                     0.10%      0.00%
Total return, lowest to highest** 25.74% to 31.06%      3.87%

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                 Sub-Account
                            ----------------------------------------------------
                                           Utilities Trust Series 1
                            ----------------------------------------------------
                            Year Ended Year Ended Year Ended Year Ended Year Ended
                            Dec. 31/06 Dec. 31/05 Dec. 31/04 Dec. 31/03 Dec. 31/02
                            ---------- ---------- ---------- ---------- ----------
Units, beginning of period    214,242    262,919     86,095     59,608     9,963
Units issued                  461,446    295,499    229,797    232,158    69,015
Units redeemed               (167,723)  (344,176)   (52,973)  (205,671)  (19,370)
                            ---------  ---------  ---------   --------   -------
Units, end of period          507,965    214,242    262,919     86,095    59,608
                            =========  =========  =========   ========   =======
Unit value, end of period $     19.04      14.54      12.44       9.61      7.15
Assets, end of period $     9,672,916  3,114,125  3,271,438    827,660   425,957
Investment income ratio*         1.34%      0.45%      0.63%      0.97%     0.00%
Total return**                  31.00%     16.82%     29.42%     34.54%   (23.55%)

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

7. Financial Highlights

                                            Sub-Account
                                  ------------------------------
                                       Value Trust Series 0
                                  ------------------------------
                                     Year Ended      Year Ended
                                     Dec. 31/06    Dec. 31/05 xxx
                                  ---------------  --------------
Units, beginning of period                     46         --
Units issued                               22,949         46
Units redeemed                             (4,108)        --
                                  ---------------      -----
Units, end of period                       18,887         46
                                  ===============      =====
Unit value, end of period $                 13.90      11.48
Assets, end of period $                   262,517        527
Investment income ratio*                     0.08%      0.00%
Total return, lowest to highest** 13.77% to 21.03%      5.54%

--------
xxx Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                    Sub-Account
                            ----------------------------------------------------------
                                                Value Trust Series 1
                            ----------------------------------------------------------
                            Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
                            Dec. 31/06  Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02
                            ----------  ----------  ----------  ----------  ----------
Units, beginning of period     800,166     857,071     927,735     901,064     812,349
Units issued                   175,256      64,856     103,866     172,244     241,640
Units redeemed                (182,966)   (121,761)   (174,530)   (145,573)   (152,925)
                            ----------  ----------  ----------  ----------  ----------
Units, end of period           792,456     800,166     857,071     927,735     901,064
                            ==========  ==========  ==========  ==========  ==========
Unit value, end of period $      29.90       24.71       21.95       19.06       13.73
Assets, end of period $     23,697,339  19,767,664  18,811,290  17,679,245  12,374,748
Investment income ratio*          0.37%       0.62%       0.60%       1.19%       0.78%
Total return**                   21.04%      12.56%      15.18%      38.76%     (22.80%)

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

(*) These ratios, which are not annualized, represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Trust portfolio, net of management fees assessed by the Trust portfolio adviser, divided by the average net assets of the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declarations of dividends by the underlying Trust portfolio in which the sub-accounts invest. It is the practice of the Trusts, for income tax reasons, to declare dividends in April for investment income received in the previous calendar year for all sub-accounts of the Trust except for the Money Market Trust which declares and reinvests dividends on a daily basis. Any dividend distribution received from a sub-account of the Trust is reinvested immediately, at the net asset value, in shares of that sub-account and retained as assets of the corresponding sub-account so that the unit value of the sub-account is not affected by the declaration and reinvestment of dividends.

(**)These ratios, which are not annualized, represent the total return for the period indicated, including changes in the value of the underlying Trust portfolio. There are no expenses of the Account that result in a direct reduction in unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

8. Details of Net Investment Income

The Net Investment Income reported in the Statements of Operations and Changes in Contract Owners' Equity is comprised of distributions received from the underlying Portfolios as follows:

                                                     Dividend Income Distribution Capital Gain Distribution         Total
                                                     ---------------------------- ------------------------- ---------------------
Sub-account                                            2006          2005           2006          2005         2006       2005
-----------                                            --------      ---------     ---------    ----------  ---------- ----------
500 Index Trust B Series 0                           $603,292             --             --    $  641,328   $  603,292 $  641,328
500 Index Trust Series 1                              379,652        599,172             --            --      379,652    599,172
Active Bond Trust Series 0                                335             --             --            --          335         --
Active Bond Trust Series 1                            301,914             --             --        36,421      301,914     36,421
Aggressive Growth Trust Series 1                           --             --             --            --           --         --
All Asset Portfolio Series 0                            1,106             25             74             2        1,180         27
All Asset Portfolio Series 1                           52,790         27,626          3,048         2,510       55,838     30,136
All Cap Core Trust Series 0                                23             --             --            --           23         --
All Cap Core Trust Series 1                           103,137        124,302             --            --      103,137    124,302
All Cap Growth Trust Series 0                              --             --             --            --           --         --
All Cap Growth Trust Series 1                              --             --             --            --           --         --
All Cap Value Trust Series 0                                5             --            101            --          106         --
All Cap Value Trust Series 1                           28,752         27,122        640,858       190,427      669,610    217,549
American Blue Chip Income and Growth Trust Series 1    25,885          9,308         79,671       332,203      105,556    341,511
American Bond Trust Series 1                               --             --             --            --           --         --
American Growth Trust Series 1                         76,269             --        162,016        14,957      238,285     14,957
American Growth-Income Trust Series 1                 105,368         33,459         11,270        10,278      116,638     43,737
American International Trust Series 1                 163,622         69,125        187,867       744,932      351,489    814,057
Blue Chip Growth Trust Series 0                            52             --             --            --           52         --
Blue Chip Growth Trust Series 1                        77,469        151,994             --            --       77,469    151,994
Bond Index Trust B Series 0                                91             --             --            --           91         --
Brandes International Equity Trust                        185             --            781            --          966         --
Business Opportunity Value Trust                          100             --            647            --          747         --
Capital Appreciation Trust Series 0                        --             --         19,227            --       19,227         --
Capital Appreciation Trust Series 1                        --             --        564,724            --      564,724         --
Classic Value Trust Series 0                            4,404             10          7,712            79       12,116         89
Classic Value Trust Series 1                           94,742         30,124        195,315       253,016      290,057    283,140
Core Bond Trust Series 0                                  149             --             --            --          149         --
Core Bond Trust Series 1                                2,606             --             --            --        2,606         --
Core Equity Trust Series 0                                 --             --             11            --           11         --
Core Equity Trust Series 1                                 --             --         70,187            --       70,187         --
Core Value Trust Series 1                                  --              1             --            --           --          1
CSI Equity Trust                                        3,208             --          2,194            --        5,402         --
Diversified Bond Trust Series 1                            --        574,170             --        75,349           --    649,519
Dynamic Growth Trust Series 0                              --             --             --            --           --         --
Dynamic Growth Trust Series 1                              --             --             --            --           --         --
Emerging Growth Trust Series 0                             --             --            852            --          852         --
Emerging Growth Trust Series 1                             --             --        495,420            --      495,420         --
Emerging Small Company Trust Series 0                      --             --            948            --          948         --
Emerging Small Company Trust Series 1                      --             --      2,793,605            --    2,793,605         --
Equity-Income Trust Series 0                            3,317             --         13,196            --       16,513         --
Equity-Income Trust Series 1                          831,303        701,403      3,420,441     1,938,633    4,251,744  2,640,036
Equity-Index Trust Series 1                                --      1,166,251             --            --           --  1,166,251
Financial Services Trust Series 0                           6             --             --            --            6         --

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

8. Details of Net Investment Income

The Net Investment Income reported in the Statements of Operations and Changes in Contract Owners' Equity is comprised of distributions received from the underlying Portfolios as follows:

                                            Dividend Income Distribution Capital Gain Distribution        Total
                                            ---------------------------- ------------------------- -------------------
Sub-account                                   2006           2005          2006         2005         2006      2005
-----------                                   ---------      ---------     ---------     -------   --------- ---------
Financial Services Trust Series 1               9,681          8,431            53          --         9,734     8,431
Frontier Capital Appreciation Trust                --             --           862          --           862        --
Fundamental Value Trust Series 0                  352             --         1,348          --         1,700        --
Fundamental Value Trust Series 1              106,909         47,318       444,899          --       551,808    47,318
Global Allocation Trust Series 0                  115             --            --          --           115        --
Global Allocation Trust Series 1               44,435         16,582            --          --        44,435    16,582
Global Bond Trust Series 0                         --             --           115          --           115        --
Global Bond Trust Series 1                         --        285,344        79,801      51,752        79,801   337,096
Global Equity Select Trust Series 1                --            249            --       7,537            --     7,786
Global Trust Series 0                             254             --            --          --           254        --
Global Trust Series 1                         180,582        153,729            --          --       180,582   153,729
Growth & Income Trust Series 0                    530             --         5,592          --         6,122        --
Health Sciences Trust Series 0                     --             --         2,610          --         2,610        --
Health Sciences Trust Series 1                     --             --       531,956     328,475       531,956   328,475
High Grade Bond Trust Series 1                     --        213,800            --          --            --   213,800
High Yield Trust Series 0                         352             --            --          --           352        --
High Yield Trust Series 1                   1,087,997        779,033            --          --     1,087,997   779,033
Income & Value Trust Series 0                      12             --            --          --            12        --
Income & Value Trust Series 1                 704,508        618,409            --          --       704,508   618,409
International Core Trust Series 0               1,110             --         8,445          --         9,555        --
International Core Trust Series 1             158,017        173,758     1,201,970          --     1,359,987   173,758
International Equity Index Trust A Series 1    46,558         31,560        47,159     291,231        93,717   322,791
International Equity Index Trust B Series 0       416             --           408          --           824        --
International Equity Select Trust Series 1         --         24,945            --      73,783            --    98,728
International Opportunities Trust Series 0         34             --           279          --           313        --
International Opportunities Trust Series 1     13,211             --       118,028          --       131,239        --
International Small Cap Trust Series 0            288             --            --          --           288        --
International Small Cap Trust Series 1        157,915         92,197            --          --       157,915    92,197
International Value Trust Series 0                632             --         1,483          --         2,115        --
International Value Trust Series 1            572,982        172,964     1,374,504     226,427     1,947,486   399,391
Investment Quality Bond Trust Series 0            359             --            --          --           359        --
Investment Quality Bond Trust Series 1      1,184,183      1,339,988            --          --     1,184,183 1,339,988
Large Cap Growth Trust Series 0                   118             --            --          --           118        --
Large Cap Growth Trust Series 1                69,618        135,921            --          --        69,618   135,921
Large Cap Trust Series 0                           12             --            69          --            81        --
Large Cap Trust Series 1                           56             --           605          --           661        --
Large Cap Value Trust Series 0                    222             --         3,600          --         3,822        --
Large Cap Value Trust Series 1                 28,634             --       514,009          --       542,643        --
Lifestyle Aggressive Trust Series 0            51,349             23       135,936          --       187,285        23
Lifestyle Aggressive Trust Series 1         1,424,276        251,595     3,771,812     193,629     5,196,088   445,224
Lifestyle Balanced Trust Series 0              88,793            132        97,180          --       185,973       132
Lifestyle Balanced Trust Series 1           3,043,963      1,712,984     3,622,070     693,132     6,666,033 2,406,116
Lifestyle Conservative Trust Series 0           3,958             --         1,802          --         5,760        --
Lifestyle Conservative Trust Series 1         315,474        307,653       203,717     197,988       519,191   505,641

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

8. Details of Net Investment Income

The Net Investment Income reported in the Statements of Operations and Changes in Contract Owners' Equity is comprised of distributions received from the underlying Portfolios as follows:

                                       Dividend Income Distribution Capital Gain Distribution        Total
                                       ---------------------------  ------------------------- --------------------
Sub-account                              2006           2005          2006         2005          2006      2005
-----------                              ---------     ---------     ---------    ---------   ---------- ---------
Lifestyle Growth Trust Series 0          301,720           222        334,603           --       636,323       222
Lifestyle Growth Trust Series 1        5,055,136     1,707,105      5,768,339      375,376    10,823,475 2,082,481
Lifestyle Moderate Trust Series 0          8,951            --          8,023           --        16,974        --
Lifestyle Moderate Trust Series 1        483,554       379,455        475,364      264,732       958,918   644,187
Managed Trust Series 0                     4,176            --         18,691        4,134        22,867     4,134
Mid Cap Core Trust Series 0                3,059            --         39,721           --        42,780        --
Mid Cap Core Trust Series 1               37,975            --        516,508       84,408       554,483    84,408
Mid Cap Index Trust Series 0                 225            --          1,513           --         1,738        --
Mid Cap Index Trust Series 1              61,677        42,208        430,916      275,628       492,593   317,836
Mid Cap Stock Trust Series 0                  --            --            717           --           717        --
Mid Cap Stock Trust Series 1                  --            --        887,583      353,590       887,583   353,590
Mid Cap Value Trust Series 0                 304            --          6,630           --         6,934        --
Mid Cap Value Trust Series 1             155,083        73,178      3,687,391      559,014     3,842,474   632,192
Mid Value Trust Series 0                      63            --          1,596           --         1,659        --
Money Market Trust B Series 0            298,096         3,353             --           --       298,096     3,353
Money Market Trust Series 1            3,660,440     2,164,222             --           --     3,660,440 2,164,222
Natural Resources Trust Series 0             769            --         24,298           --        25,067        --
Natural Resources Trust Series 1          59,999            --      2,012,912      110,159     2,072,911   110,159
Overseas Equity Trust Series 0                13            --             48           --            61        --
Overseas Trust Series 1                       --        36,753             --           --            --    36,753
Pacific Rim Trust Series 0                   733            --             --           --           733        --
Pacific Rim Trust Series 1               125,367        90,162             --           --       125,367    90,162
Quantitative All Cap Trust Series 0          199            --          1,098           --         1,297        --
Quantitative All Cap Trust Series 1        5,741         3,385         44,858       30,654        50,599    34,039
Quantitative Mid Cap Trust Series 0           --            --          2,909           --         2,909        --
Quantitative Mid Cap Trust Series 1           --            --        697,226           --       697,226        --
Quantitative Value Trust Series 0             --            --             --           --            --        --
Quantitative Value Trust Series 1          4,130           169         35,894        1,567        40,024     1,736
Real Estate Securities Trust Series 0      3,459            --         32,161           --        35,620        --
Real Estate Securities Trust Series 1    916,893       907,273      8,748,824    6,254,608     9,665,717 7,161,881
Real Return Bond Trust Series 0              112            --             83           --           195        --
Real Return Bond Trust Series 1           65,057            (1)        49,046       90,554       114,103    90,553
Science & Technology Trust Series 0           --            --             --           --            --        --
Science & Technology Trust Series 1           --            --             --           --            --        --
Select Growth Trust Series 1                  --            --             --           --            --        --
Short-Term Bond Trust Series 0               559            --             --           --           559        --
Small Cap Growth Trust Series 0               --            --             --           --            --        --
Small Cap Index Trust Series 0               173            --            876           --         1,049        --
Small Cap Index Trust Series 1            42,090        38,982        227,435      263,505       269,525   302,487
Small Cap Opportunities Trust Series 0       487            --          1,698           --         2,185        --
Small Cap Opportunities Trust Series 1    67,934            --        254,106       39,994       322,040    39,994
Small Cap Trust Series 0                      --            --            335           --           335        --
Small Cap Trust Series 1                      --            --         78,979           --        78,979        --
Small Cap Value Trust Series 0               107            --         17,161           --        17,268        --

        John Hancock Life Insurance Company (U.S.A.) Separate Account A

8. Details of Net Investment Income

The Net Investment Income reported in the Statements of Operations and Changes in Contract Owners' Equity is comprised of distributions received from the underlying Portfolios as follows:

                                          Dividend Income Distribution Capital Gain Distribution        Total
                                          ---------------------------- ------------------------- -------------------
Sub-account                                    2006           2005         2006         2005       2006      2005
-----------                                -----------    -----------  ------------- ----------- --------- ---------
Small Company Blend Trust Series 1                 --             --              --          --        --        --
Small Company Trust Series 0                       --             --              62          --        62        --
Small Company Trust Series 1                       --             --         116,281       2,972   116,281     2,972
Small Company Value Trust Series 0                 86             --          11,136          --    11,222        --
Small Company Value Trust Series 1             15,313         53,684       3,530,789     319,242 3,546,102   372,926
Small Mid-Cap Growth Trust Series 1                --             --              --          --        --        --
Small Mid-Cap Trust Series 1                       --             --              --      12,520        --    12,520
Special Value Trust Series 0                       --             --              --          --        --        --
Special Value Trust Series 1                      125             --          44,833       4,928    44,958     4,928
Strategic Bond Trust Series 0                     411             --              --          --       411        --
Strategic Bond Trust Series 1                 699,660        277,757              --          --   699,660   277,757
Strategic Growth Trust Series 1                    --             --              --      49,495        --    49,495
Strategic Income Trust Series 0                 2,366            199               7          12     2,373       211
Strategic Income Trust Series 1                24,641          9,534             131         583    24,772    10,117
Strategic Opportunities Trust Series 0              4             --              --          --         4        --
Strategic Opportunities Trust Series 1          2,807        100,498              --          --     2,807   100,498
Strategic Value Trust Series 0                    320             --           2,831          --     3,151        --
Strategic Value Trust Series 1                 42,889         10,919         380,309     133,139   423,198   144,058
Total Return Trust Series 0                     1,828             --              --          --     1,828        --
Total Return Trust Series 1                   706,894        441,428              --     454,745   706,894   896,173
Total Stock Market Index Trust Series 0           207             --             106          --       313        --
Total Stock Market Index Trust Series 1        58,730         63,347          31,416          --    90,146    63,347
Turner Core Growth Trust                           76             --             504          --       580        --
U.S. Core Trust Series 0                        1,774             --          17,188          --    18,962        --
U.S. Core Trust Series 1                      521,432        630,502       5,011,958     977,530 5,533,390 1,608,032
U.S. Global Leaders Growth Trust Series 0          --              1              21           9        21        10
U.S. Global Leaders Growth Trust Series 1          --          4,360          15,709      46,148    15,709    50,508
U.S. Government Securities Trust Series 0         170             --              --          --       170        --
U.S. Government Securities Trust Series 1     605,971        253,161              --     267,716   605,971   520,877
U.S. High Yield Bond Trust Series 0                72             --              --          --        72        --
U.S. High Yield Bond Trust Series 1               466             --              --          --       466        --
U.S. Large Cap Trust Series 0                      25             --              --          --        25        --
U.S. Large Cap Trust Series 1                 295,058        222,758              --          --   295,058   222,758
Utilities Trust Series 0                          108             --             554          --       662        --
Utilities Trust Series 1                       82,771         17,325         432,940     221,006   515,711   238,331
Value Trust Series 0                               72             --           2,420          --     2,492        --
Value Trust Series 1                           78,703        116,560       2,916,856          -- 2,995,559   116,560

PART C
OTHER INFORMATION

Item 27. Exhibits

The following exhibits are filed as part of this Registration Statement:

     (a) Resolutions of Board of Directors of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) establishing Separate Account N. Incorporated by reference to exhibit A (1) to the pre-effective amendment no. 1 file number 333-71312 filed with the Commission on January 2, 2002.

     (b) Not applicable.

     (c) (1) Distribution Agreement between John Hancock Life Insurance Company (U.S.A.) and ManEquity, Inc. dated January 1, 2001. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

     (2) Form of General Agent Servicing Agreement by and among John Hancock Life Insurance Company (U.S.A.) and John Hancock Distributors. Incorporated by reference to pre-effective number 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (3) Form of General Agent Selling Agreement by and among John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York and John Hancock Distributors. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

     (d)(1) Form of Specimen Flexible Premium Variable Life Insurance Policy filed herewith.

     (2) Reserved.

     (3) Form of Specimen Disability Payment of Specified Premium Rider filed herewith.

     (4) Form of Specimen Extended No-Lapse Guarantee Rider filed herewith.

     (5) Form of Specimen Acceleration of Death Benefit for Qualified Long-Term Care services Rider filed herewith.

     (6) Form of Specimen Residual Life Insurance Benefit and Continuation of Acceleration Rider filed herewith.

     (7) Form of Specimen Accelerated Death Benefit Rider filed herewith.

     (e)(1) Form of Specimen Application for Flexible Premium Variable Life Insurance Policy filed herewith.

     (f) (1) Restated Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 30, 1992. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

     (a) Amendment to the Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (b) Amendment to the Articles of Redomestication dated January 1, 2005. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

     (2) By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 2, 1992. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (a) Amendment to the By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated June 7, 2000. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (b) Amendment to the By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated March 12, 1999. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (c) Amendment to the By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

     (g) The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.

     (h)(1) Form of Participation Agreement among The Manufacturers Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC dated April 30, 2004. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (2) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (3) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

     (4) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

     (i) (1) Service Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) and John Hancock Life Insurance Company dated April 28, 2004 . Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

     (j) Not applicable.

     (k) Opinion and consent of counsel for John Hancock Life Insurance Company (U.S.A.). Incorporated by reference to Exhibit 2 (a) to pre-effective amendment no. 1 file number 333-100597 filed with the Commission on December 16, 2002.

     (l) Not Applicable.

     (m) Not Applicable.

     (n) Consents of Independent Registered Public Accounting Firm filed herewith.

     (n)(1) Opinion of Counsel as to the eligibility of this post-effective amendment pursuant to Rule 485(b), filed herewith.

     (o) Not Applicable.

     (p) Not Applicable.

     (q) Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. Incorporated by reference to Exhibit A(6) to pre-effective amendment no. 1 file number 333-100597 filed with the Commission on December 16, 2002.

Powers of Attorney

     (i) Powers of Attorney for James R. Boyle, John DesPrezIII, John R. Ostler, Rex Schlaybaugh, Jr., Diana Scott, and Warren Thomson are incorporated by reference to post-effective amendment number 1 file number 333-124150 filed with the Commission on May 1, 2006.

     (ii) Powers of Attorney for Marc Costantini, Steve Finch, Hugh McHaffie and Katherine MacMillan are filed herewith.

Item 28. Directors and Officers of the Depositor

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) as of April 1, 2007

Name and Principal Business Address        Position with Depositor
-------------------------------------      ------------------------
Directors
James R. Boyle* .....................      Director
Marc Costantini* ....................      Director
John D. DesPrez III* ................      Director
Steve Finch** .......................      Director
Hugh McHaffie* ......................      Director
Katherine MacMillan***** ............      Director
John R. Ostler**** ..................      Director
Rex Schlaybaugh Jr.******* ..........      Director
Diana Scott* ........................      Director

Name and Principal Business Address        Position with Depositor
-------------------------------------      ---------------------------------------------------------
Warren Thomson** ....................      Director
Officers
John D. DesPrez III* ................      Chairman and President
Hugh McHaffie* ......................      Executive Vice President, Wealth Management
James Boyle** .......................      Executive Vice President, Life Insurance
Steven Mannik**** ...................      Executive Vice President & General Manager, Reinsurance
Steve Finch** .......................      Senior Vice President & General Manager, Life Insurance
Katherine MacMillan***** ............      Senior Vice President & General Manager, RPS
                                           Senior Vice President & General Manager, Variable
Marc Costantini* ....................      Annuities
Lynne Patterson* ....................      Senior Vice President & Chief Financial Officer
Diana Scott* ........................      Senior Vice President, Human Resources
Emanuel Alves* ......................      Vice President, Counsel and Corporate Secretary
Jonathan Chiel* .....................      Executive Vice President & General Counsel
Mitchell A. Karman** ................      Vice President, Chief Compliance Officer & Counsel
                                           Executive Vice President & Chief Investments Officer, US
Warren Thomson** ....................      Investments
Scott Hartz** .......................      Senior Vice President, US Investments
John Brabazon** .....................      Vice President & CFO, US Investments
Patrick Gill* .......................      Senior Vice President and Controller
Peter Mitsopoulos****** .............      Vice President, Treasury
Kris Ramdial***** ...................      Vice President, Treasury
Philip Clarkson** ...................      Vice President, Taxation
Brian Collins**** ...................      Vice President, Taxation
John H. Durfey**** ..................      Assistant Secretary
Kwong Yiu**** .......................      Assistant Secretary
Grace O'Connell* ....................      Assistant Secretary
Elizabeth Clark* ....................      Assistant Secretary

*Principal Business Office is 601 Congress Street, Boston, MA 02210

**Principal Business Office is 197 Clarendon Street, Boston, MA 02117

***Principal Business Office is 200 Clarendon Street, Boston, MA 02117

****Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5

*****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

******Principal Business Office is 380 Stuart Street, Boston, MA 02117

*******Principal Business Office is 400 Renaissance Center, Detroit, MI 48243

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Registrant is a separate account of John Hancock (USA), operated as a unit investment trust. Registrant supports benefits payable under John Hancock USA's variable life insurance policies by investing assets allocated to various investment options in shares of John Hancock Trust and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type.

A list of persons directly or indirectly controlled by or under common contract with John Hancock (USA) as of December 31, 2006 appears below:

     Subsidiary Name

Manulife Reinsurance Limited (Bermuda)
Cavalier Cable, Inc.
John Hancock Investment Management Services, LLC
Manulife Reinsurance (Bermuda) Limited
Manulife Service Corporation
John Hancock Life Insurance Company of NewYork
Ennal, Inc.
John Hancock Distributors, LLC
Ironside Venture Partners I LLC
Ironside Venture Partners II LLC

Item 30. Indemnification

     The Form of Selling Agreement or Service Agreement between John Hancock Distributors, LLC and various broker-dealers may provide that the selling broker-dealer indemnify and hold harmless John Hancock Distributors, LLC and the Company, including their affiliates, officers, directors, employees and agents against losses, claims, liabilities or expenses (including reasonable attorney's fees), arising out of or based upon a breach of the Selling or Service Agreement, or any applicable law or regulation or any applicable rule of any self-regulatory organization or similar provision consistent with industry practice.

Item 31. Principal Underwriter

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

Name of Investment Company                              Capacity in Which Acting
--------------------------------------------------      -------------------------
John Hancock Variable Life Separate Account S ....      Principal Underwriter
John Hancock Variable Life Separate Account U ....      Principal Underwriter
John Hancock Variable Life Separate Account V ....      Principal Underwriter
John Hancock Variable Life Separate Account UV ...      Principal Underwriter
John Hancock Variable Annuity Separate Account I .      Principal Underwriter
John Hancock Variable Annuity Separate Account JF       Principal Underwriter
John Hancock Variable Annuity Separate Account U .      Principal Underwriter
John Hancock Variable Annuity Separate Account V .      Principal Underwriter
John Hancock Variable Annuity Separate Account H .      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account A ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account N ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account H ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account I ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account J ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account K ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account M ...............................      Principal Underwriter
John Hancock Life Insurance Company of New York
Separate Account B ...............................      Principal Underwriter
John Hancock Life Insurance Company of New York
Separate Account A ...............................      Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following comprise the Board of Managers and officers of JHD LLC as of April 1, 2007.

Name                                   Title
---------------------------------      ------------------------------------------------------------
Marc Costantini* ................      Chairman
Steve Finch**** .................      President and Chief Executive Officer
Kevin Hill * ....................      Senior Vice President, U.S. Annuities and Managed Accounts
Katherine MacMillan***** ........      Senior Vice President, Retirement Plan Services
Christopher Walker**** ..........      Vice President and Chief Compliance Officer
Marc Costantini* ................      Chairman
Steve Finch**** .................      President and CEO
James C. Hoodlet*** .............      Secretary and General Counsel
Kevin Hill* .....................      Senior Vice President, U.S. Annuities and Managed Accounts
Katherine MacMillan***** ........      Senior Vice President, Retirement Plan Services
Christopher M. Walker**** .......      Vice President and Chief Compliance Officer
Brian Collins**** ...............      Vice President, U.S. Taxation
Philip Clarkson*** ..............      Vice President, U.S. Taxation
Jeffrey H. Long* ................      Chief Financial Officer and Financial Operations Principal

Name                            Title
--------------------------      --------------------
David Crawford**** .......      Assistant Secretary

*Principal Business Office is 601 Congress Street, Boston, MA 02210

**Principal Business Office is 197 Clarendon Street, Boston, MA 02117

***Principal Business Office is 200 Clarendon Street, Boston, MA 02117

****Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5

*****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

     (c) John Hancock Distributors, LLC

     The information contained in the section titled "Principal Underwriter and Distributor" in the Statement of Additional Information, contained in this Registration Statement, is hereby incorporated by reference in response to Item 31.(c)(2-5).

Item 32. Location of Accounts and Records

     The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request: John Hancock Distributors LLC, John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. John Hancock Life Insurance Company (U.S.A.) (at the same address), in its capacity as Registrant's depositor keeps all other records required by Section 31 (a) of the Act.

Item 33. Management Services

     All management services contracts are discussed in Part A or Part B.

Item 34. Fee Representation

     Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

     The John Hancock Life Insurance Company (U.S.A.) hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, as of the 25th day of April, 2007.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT A
                                  (Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                          By: /s/ John D. DesPrez III
                              ------------------
                              John D. DesPrez III
                          Principal Executive Officer

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                  (Depositor)

                          By: /s/ John D. DesPrez III
                              ------------------
                              John D. DesPrez III

                          Principal Executive Officer

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration
Statement has been signed by the following persons in the capacities indicated as of the 25th day of April, 2007.

/s/ Patrick Gill
------------------------------
Patrick Gill                          Senior Vice President and Controller
/s/ Lynne Patterson                   Senior Vice President and Chief Financial Officer
------------------------------
Lynne Patterson
*                                     Director
------------------------------
James R. Boyle
*                                     Director
------------------------------
Marc Costantini
*                                     Director
------------------------------
John D. DesPrez III
*                                     Director
------------------------------
Steven A. Finch
*                                     Director
------------------------------
Katherine MacMillan
*                                     Director
------------------------------
Hugh McHaffie
*                                     Director
------------------------------
John R. Ostler
*                                     Director
------------------------------
Rex Schlaybaugh Jr.
*                                     Director
------------------------------
Diana Scott
*                                     Director
------------------------------
Warren Thomson
/s/James C. Hoodlet
------------------------------
James C. Hoodlet

Pursuant to Power of Attorney

                         SUPPLEMENT DATED MAY 1, 2007

                                      TO

                    PROSPECTUSES DATED MAY 1, 2007 OR LATER

                               -----------------

This supplement is intended to be distributed with certain prospectuses dated May 1, 2007 or later for variable life insurance policies issued by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York. The prospectuses involved bear the title "Protection Variable Universal Life," "Accumulation Variable Universal Life," "VEP Plus," "VEP Edge," "Majestic Performance Survivorship Variable Universal Life," "Medallion Variable Universal Life Plus," "Medallion Variable Universal Life Edge," or "Medallion Variable Universal Life Edge II." We refer to these prospectuses as the "Product Prospectuses."

This supplement will be used only with policies sold through the product prospectuses and through duly appointed insurance agents who are associated with certain authorized general agencies and who are also registered representatives of certain authorized broker dealers.

                               -----------------

This Supplement is accompanied with the prospectus for The World Insurance Trust that contains detailed information about the CSI Equity Fund. Be sure to read that prospectus before selecting the additional variable investment option/investment account described in this supplement.

                               -----------------

Add the following investment account to the table on the cover page:

                               -----------------

                                  CSI Equity

                               -----------------

CSI Prod Supp (5/07)

                         SUPPLEMENT DATED MAY 1, 2007

                                      TO

                    PROSPECTUSES DATED MAY 1, 2007 OR LATER

                               -----------------

   This Supplement is to be distributed with certain prospectuses dated May 1, 2007 or later for variable life insurance policies issued by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York. The prospectuses involved bear the title "Protection Variable Universal Life," "Accumulation Variable Universal Life," "Corporate VUL," "Medallion Variable Universal Life Plus," "Medallion Variable Universal Life Edge," "Medallion Variable Universal Life Edge II," "Medallion Executive Variable Life," "Medallion Executive Variable Life II," "Medallion Executive Variable Life III," "Performance Executive Variable Life," "Variable Estate Protection," "Variable Estate Protection Plus," "Variable Estate Protection Edge," or "Performance Survivorship Variable Universal Life." We refer to these prospectuses as the "Product Prospectuses."

   This supplement will be used only with policies sold through the product prospectuses and through registered representatives affiliated with the M Financial Group.

                               -----------------

   This Supplement is accompanied with a prospectus dated April 30, 2007 for the M Fund, Inc. that contains detailed information about the funds. Be sure to read that prospectus before selecting any of the four additional variable investment options/investment accounts.

                               -----------------

                       AMENDMENT TO PRODUCT PROSPECTUSES

   The table on the cover page of each product prospectus is amended to include the following four additional variable investment options/investment accounts:

                         Brandes International Equity
                              Turner Core Growth
                         Frontier Capital Appreciation
                          Business Opportunity Value

VL M SUPP (5/07)